UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-21145

SPDR® INDEX SHARES FUNDS

(Exact name of registrant as specified in charter)
One Lincoln Street, Boston, Massachusetts 02111

(Address of principal executive offices) (zip code)
Ryan M. Louvar, Esq.
State Street Bank and Trust Company
One Lincoln Street — CPH0326
Boston, MA 02111
(Name and address of agent for service)
Copy to:
W. John McGuire, Esq.
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, N.W.
Washington, DC 20004
Registrant’s telephone number, including area code: (866) 787-2257
Date of fiscal year end: September 30
Date of reporting period: March 31, 2011

Item 1:	Report to Shareholders

SPDR® Index Shares Funds
Semi-Annual Report March 31, 2011

Precise in a world that isn’t.SM

TABLE OF CONTENTS

Performance and Portfolio Summaries
SPDR STOXX Europe 50® ETF (FEU)	1
SPDR EURO STOXX 50® ETF (FEZ)	4
SPDR S&P® Emerging Asia Pacific ETF (GMF)	7
SPDR S&P Russia ETF (RBL)	10
SPDR S&P China ETF (GXC)	13
SPDR S&P Emerging Markets ETF (GMM)	16
SPDR S&P Emerging Markets Dividend ETF (EDIV)	19
SPDR S&P BRIC 40 ETF (BIK)	20
SPDR S&P Emerging Europe ETF (GUR)	23
SPDR S&P Emerging Latin America ETF (GML)	26
SPDR S&P Emerging Middle East & Africa ETF (GAF)	29
SPDR S&P World ex-US ETF (GWL)	32
SPDR S&P International Small Cap ETF (GWX)	35
SPDR Dow Jones International Real Estate ETF (RWX)	38
SPDR FTSE/Macquarie Global Infrastructure 100 ETF (GII)	41
SPDR S&P Global Natural Resources ETF (GNR)	44
SPDR MSCI ACWI ex-US ETF (CWI)	47
SPDR Russell/Nomura PRIMETM Japan ETF (JPP)	50
SPDR Russell/Nomura Small CapTM Japan ETF (JSC)	53
SPDR S&P International Dividend ETF (DWX)	56
SPDR S&P International Mid Cap ETF (MDD)	59
SPDR S&P Emerging Markets Small Cap ETF (EWX)	62
SPDR Dow Jones Global Real Estate ETF (RWO)	65
SPDR S&P International Consumer Discretionary Sector ETF (IPD)	68
SPDR S&P International Consumer Staples Sector ETF (IPS)	71
SPDR S&P International Energy Sector ETF (IPW)	74
SPDR S&P International Financial Sector ETF (IPF)	77
SPDR S&P International Health Care Sector ETF (IRY)	80
SPDR S&P International Industrial Sector ETF (IPN)	83
SPDR S&P International Materials Sector ETF (IRV)	86
SPDR S&P International Technology Sector ETF (IPK)	89
SPDR S&P International Telecommunications Sector ETF (IST)	92
SPDR S&P International Utilities Sector ETF (IPU)	95
Schedules of Investments
SPDR STOXX Europe 50 ETF (FEU)	98
SPDR EURO STOXX 50 ETF (FEZ)	99
SPDR S&P Emerging Asia Pacific ETF (GMF)	100
SPDR S&P Russia ETF (RBL)	104
SPDR S&P China ETF (GXC)	105
SPDR S&P Emerging Markets ETF (GMM)	108
SPDR S&P Emerging Markets Dividend ETF (EDIV)	115

SPDR S&P BRIC 40 ETF (BIK)	117
SPDR S&P Emerging Europe ETF (GUR)	118
SPDR S&P Emerging Latin America ETF (GML)	120
SPDR S&P Emerging Middle East & Africa ETF (GAF)	122
SPDR S&P World ex-US ETF (GWL)	124
SPDR S&P International Small Cap ETF (GWX)	131
SPDR Dow Jones International Real Estate ETF (RWX)	139
SPDR FTSE/Macquarie Global Infrastructure 100 ETF (GII)	141
SPDR S&P Global Natural Resources ETF (GNR)	143
SPDR MSCI ACWI ex-US ETF (CWI)	145
SPDR Russell/Nomura PRIME Japan ETF (JPP)	152
SPDR Russell/Nomura Small Cap Japan ETF (JSC)	157
SPDR S&P International Dividend ETF (DWX)	162
SPDR S&P International Mid Cap ETF (MDD)	164
SPDR S&P Emerging Markets Small Cap ETF (EWX)	169
SPDR Dow Jones Global Real Estate ETF (RWO)	177
SPDR S&P International Consumer Discretionary Sector ETF (IPD)	180
SPDR S&P International Consumer Staples Sector ETF (IPS)	182
SPDR S&P International Energy Sector ETF (IPW)	184
SPDR S&P International Financial Sector ETF (IPF)	186
SPDR S&P International Health Care Sector ETF (IRY)	188
SPDR S&P International Industrial Sector ETF (IPN)	190
SPDR S&P International Materials Sector ETF (IRV)	192
SPDR S&P International Technology Sector ETF (IPK)	194
SPDR S&P International Telecommunications Sector ETF (IST)	196
SPDR S&P International Utilities Sector ETF (IPU)	197
Financial Statements	198
Financial Highlights	224
Notes to Financial Statements	246
Other Information	264

SPDR STOXX Europe 50 ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/15/02, 10/21/02, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR STOXX Europe 50 ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2011 is 0.29%.

PERFORMANCE AS OF MARCH 31, 2011

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	STOXX EUROPE	NET ASSET	MARKET	STOXX EUROPE
	VALUE	VALUE	50 INDEX	VALUE	VALUE	50 INDEX

SIX MONTHS	9.33%	9.86%	9.43%	N/A	N/A	N/A

ONE YEAR	6.32%	7.02%	6.28%	6.32%	7.02%	6.28%

THREE YEARS	−14.79%	−14.39%	−14.91%	−5.20%	−5.05%	−5.24%

FIVE YEARS	1.64%	1.71%	1.68%	0.33%	0.34%	0.33%

SINCE INCEPTION (1)	85.42%	85.89%	87.10%	7.57%	7.60%	7.69%

(1)	For the period October 15, 2002 to March 31, 2011.

SPDR STOXX Europe 50 ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

SPDR STOXX Europe 50 ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2011

DESCRIPTION	NESTLE SA	HSBC HOLDINGS PLC	VODAFONE GROUP PLC	BP PLC	TOTAL SA

MARKET VALUE	$1,988,712	1,803,040	1,465,011	1,362,124	1,349,964

% OF NET ASSETS	5.3	4.8	3.9	3.6	3.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2011*

PERCENT OF
INDUSTRY**	NET ASSETS

Commercial Banks	16.7%
Oil, Gas & Consumable Fuels	14.5
Pharmaceuticals	14.4
Metals & Mining	6.8
Food Products	6.6
Diversified Telecommunication Services	5.0
Capital Markets	4.4
Wireless Telecommunication Services	3.9
Insurance	3.8
Industrial Conglomerates	3.2
Beverages	2.4
Tobacco	2.2
Chemicals	2.1
Communications Equipment	1.9
Automobiles	1.7
Electric Utilities	1.6
Software	1.5
Electrical Equipment	1.5
Multi-Utilities	1.5
Food & Staples Retailing	1.3
Diversified Financial Services	1.3
Specialty Retail	0.9
Short Term Investments	2.0
Other Assets & Liabilities	(1.2)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)

SPDR EURO STOXX 50 ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/15/02, 10/21/02, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR EURO STOXX 50 ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2011 is 0.29%.

PERFORMANCE AS OF MARCH 31, 2011

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	EURO STOXX	NET ASSET	MARKET	EURO STOXX
	VALUE	VALUE	50 INDEX	VALUE	VALUE	50 INDEX

SIX MONTHS	10.83%	11.80%	10.89%	N/A	N/A	N/A

ONE YEAR	7.90%	8.68%	7.50%	7.90%	8.68%	7.50%

THREE YEARS	−19.53%	−19.05%	−20.34%	−6.99%	−6.80%	−7.30%

FIVE YEARS	4.67%	5.28%	3.30%	0.92%	1.03%	0.65%

SINCE INCEPTION (1)	115.70%	116.76%	113.13%	9.51%	9.58%	9.36%

(1)	For the period October 15, 2002 to March 31, 2011.

SPDR EURO STOXX 50 ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

SPDR EURO STOXX 50 ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2011

				BANCO
DESCRIPTION	TOTAL SA	SIEMENS AG	TELEFONICA SA	SANTANDER SA	BASF SE

MARKET VALUE	$10,024,938	8,773,553	7,388,811	7,266,838	5,895,471

% OF NET ASSETS	5.8	5.1	4.3	4.2	3.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2011*

PERCENT OF
INDUSTRY**	NET ASSETS

Commercial Banks	15.6%
Oil, Gas & Consumable Fuels	9.6
Diversified Telecommunication Services	8.8
Insurance	6.8
Industrial Conglomerates	6.5
Pharmaceuticals	6.1
Electric Utilities	5.7
Chemicals	5.1
Automobiles	3.9
Food Products	3.8
Multi-Utilities	3.5
Diversified Financial Services	2.7
Electrical Equipment	2.5
Software	2.4
Capital Markets	2.4
Beverages	1.8
Textiles, Apparel & Luxury Goods	1.8
Media	1.5
Metals & Mining	1.4
Construction & Engineering	1.4
Communications Equipment	1.4
Personal Products	1.2
Food & Staples Retailing	1.2
Building Products	1.1
Real Estate Investment Trusts	0.9
Construction Materials	0.7
Short Term Investments	0.3
Other Assets & Liabilities	(0.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)

SPDR S&P Emerging Asia Pacific ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Emerging Asia Pacific ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2011 is 0.59%.

PERFORMANCE AS OF MARCH 31, 2011

		CUMULATIVE TOTAL RETURN		AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P ASIA PACIFIC	NET ASSET	MARKET	S&P ASIA PACIFIC
	VALUE	VALUE	EMERGING BMI INDEX	VALUE	VALUE	EMERGING BMI INDEX

SIX MONTHS	6.82%	7.00%	5.38%	N/A	N/A	N/A

ONE YEAR	18.29%	18.23%	17.81%	18.29%	18.23%	17.81%

THREE YEARS	19.72%	19.30%	19.41%	6.18%	6.06%	6.09%

SINCE INCEPTION (1)	52.45%	52.77%	52.77%	11.02%	11.08%	11.07%

(1)	For the period March 20, 2007 to March 31, 2011.

SPDR S&P Emerging Asia Pacific ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

SPDR S&P Emerging Asia Pacific ETF —
Portfolio Summary

TOP TEN HOLDINGS AS OF MARCH 31, 2011

		TAIWAN SEMICONDUCTOR		INDUSTRIAL &	RELIANCE
	CHINA CONSTRUCTION	MANUFACTURING	CHINA	COMMERCIAL	INDUSTRIES,
DESCRIPTION	BANK CORP.	CO., LTD. ADR	MOBILE, LTD.	BANK OF CHINA	LTD. GDR

MARKET VALUE	$21,384,089	21,169,364	15,435,360	14,906,401	14,812,680

% OF NET ASSETS	2.9	2.9	2.1	2.0	2.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2011*

PERCENT OF
INDUSTRY**	NET ASSETS

Commercial Banks	17.1%
Oil, Gas & Consumable Fuels	12.8
Semiconductors & Semiconductor Equipment	6.8
Wireless Telecommunication Services	4.8
Electronic Equipment, Instruments & Components	4.2
Internet Software & Services	3.7
Metals & Mining	3.6
Insurance	3.6
Computers & Peripherals	3.2
Chemicals	3.0
IT Services	3.0
Real Estate Management & Development	2.8
Food Products	2.3
Construction Materials	2.2
Automobiles	2.0
Communications Equipment	2.0
Diversified Telecommunication Services	1.9
Hotels, Restaurants & Leisure	1.9
Construction & Engineering	1.7
Transportation Infrastructure	1.7
Industrial Conglomerates	1.6
Independent Power Producers & Energy Traders	1.4
Diversified Financial Services	1.3
Marine	1.0
Electrical Equipment	0.9
Capital Markets	0.9
Electric Utilities	0.8
Thrifts & Mortgage Finance	0.8
Machinery	0.7
Beverages	0.6
Pharmaceuticals	0.6
Food & Staples Retailing	0.6
Household Products	0.6
Gas Utilities	0.5
Airlines	0.5
Media	0.4
Health Care Providers & Services	0.4
Energy Equipment & Services	0.4
Tobacco	0.4
Building Products	0.3
Textiles, Apparel & Luxury Goods	0.2
Household Durables	0.1
Health Care Equipment & Supplies	0.1
Paper & Forest Products	0.1
Short Term Investments	4.8
Other Assets & Liabilities	(4.3)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs, except for Tatung Co., Ltd., which was Level 2 and part of the Household Durables Industry, representing 0.11% of net assets. (Note 2)

SPDR S&P Russia ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (03/10/10, 03/11/10, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Russia ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2011 is 0.59%.

PERFORMANCE AS OF MARCH 31, 2011

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P RUSSIA	NET ASSET	MARKET	S&P RUSSIA
	VALUE	VALUE	CAPPED BMI INDEX	VALUE	VALUE	CAPPED BMI INDEX

SIX MONTHS	33.38%	33.35%	31.91%	N/A	N/A	N/A

ONE YEAR	30.65%	30.18%	29.98%	30.65%	30.18%	29.98%

SINCE INCEPTION (1)	34.35%	33.78%	35.17%	32.11%	31.58%	32.95%

(1)	For the period March 10, 2010 to March 31, 2011.

SPDR S&P Russia ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

SPDR S&P Russia ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2011

	GAZPROM		LUKOIL	MMC NORILSK NICKEL	NOVATEK
DESCRIPTION	OAO ADR	SBERBANK GDR	OAO ADR	OJSC ADR	OAO GDR

MARKET VALUE	$30,176,356	14,205,928	13,139,678	10,105,289	7,167,535

% OF NET ASSETS	20.7	9.8	9.0	6.9	4.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2011*

PERCENT OF
INDUSTRY**	NET ASSETS

Oil, Gas & Consumable Fuels	48.6%
Metals & Mining	17.0
Commercial Banks	12.5
Wireless Telecommunication Services	7.1
Food & Staples Retailing	3.3
Chemicals	2.5
Electric Utilities	2.4
Energy Equipment & Services	1.5
Pharmaceuticals	1.1
Food Products	1.0
Diversified Telecommunication Services	0.8
Road & Rail	0.6
Construction Materials	0.5
Media	0.4
Household Durables	0.4
Transportation Infrastructure	0.3
Short Term Investments	0.1
Other Assets & Liabilities	(0.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)

SPDR S&P China ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P China ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2011 is 0.59%.

PERFORMANCE AS OF MARCH 31, 2011

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P CHINA BMI	NET ASSET	MARKET	S&P CHINA BMI
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

SIX MONTHS	5.09%	5.72%	5.67%	N/A	N/A	N/A

ONE YEAR	12.12%	12.96%	13.59%	12.12%	12.96%	13.59%

THREE YEARS	20.48%	21.19%	21.78%	6.41%	6.62%	6.79%

SINCE INCEPTION (1)	60.22%	61.47%	63.66%	12.40%	12.61%	13.00%

(1)	For the period March 20, 2007 to March 31, 2011.

SPDR S&P China ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

SPDR S&P China ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2011

			INDUSTRIAL &
	CHINA CONSTRUCTION	CHINA	COMMERCIAL BANK
DESCRIPTION	BANK CORP.	MOBILE, LTD.	OF CHINA	CNOOC, LTD.	BAIDU, INC. ADR

MARKET VALUE	$55,245,891	43,109,567	39,355,977	35,602,140	35,096,210

% OF NET ASSETS	7.7	6.0	5.5	5.0	4.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2011*

PERCENT OF
INDUSTRY**	NET ASSETS

Commercial Banks	21.7%
Oil, Gas & Consumable Fuels	15.9
Internet Software & Services	9.8
Insurance	6.4
Wireless Telecommunication Services	6.0
Real Estate Management & Development	5.0
Food Products	3.3
Metals & Mining	3.0
Transportation Infrastructure	2.5
Diversified Telecommunication Services	2.4
Automobiles	2.0
Construction & Engineering	1.8
Construction Materials	1.8
Industrial Conglomerates	1.6
Independent Power Producers & Energy Traders	1.4
Machinery	1.3
Hotels, Restaurants & Leisure	1.2
Marine	1.1
Communications Equipment	1.0
Electronic Equipment, Instruments & Components	0.8
Food & Staples Retailing	0.8
Chemicals	0.8
Electrical Equipment	0.8
Textiles, Apparel & Luxury Goods	0.7
Energy Equipment & Services	0.6
Multiline Retail	0.6
Health Care Equipment & Supplies	0.6
Computers & Peripherals	0.5
Media	0.5
Paper & Forest Products	0.5
Diversified Consumer Services	0.5
Specialty Retail	0.4
Airlines	0.4
Semiconductors & Semiconductor Equipment	0.4
Beverages	0.4
Water Utilities	0.3
Health Care Providers & Services	0.3
Gas Utilities	0.2
Software	0.2
IT Services	0.2
Road & Rail	0.1
Pharmaceuticals	0.1
Auto Components	0.1
Commercial Services & Supplies	0.0 ***
Short Term Investments	13.8
Other Assets & Liabilities	(13.8)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs except for China Milk Products Group, Ltd., which was Level 2 and part of the Food Products Industry, representing less than 0.05% of net assets. (Note 2)
***	Amount represents less than 0.05% of net assets.

SPDR S&P Emerging Markets ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Emerging Markets ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2011 is 0.59%.

PERFORMANCE AS OF MARCH 31, 2011

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P EMERGING BMI	NET ASSET	MARKET	S&P EMERGING BMI
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

SIX MONTHS	9.33%	9.10%	7.98%	N/A	N/A	N/A

ONE YEAR	17.66%	17.24%	17.60%	17.66%	17.24%	17.60%

THREE YEARS	15.97%	15.24%	16.10%	5.06%	4.84%	5.10%

SINCE INCEPTION (1)	47.34%	47.25%	48.44%	10.09%	10.07%	10.28%

(1)	For the period March 20, 2007 to March 31, 2011.

SPDR S&P Emerging Markets ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

SPDR S&P Emerging Markets ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2011

	GAZPROM	VALE SA ADR	PETROLEO BRASILEIRO		AMERICA MOVIL
DESCRIPTION	OAO ADR	PREFERENCE SHARES	SA ADR	LUKOIL OAO ADR	SAB DE CV

MARKET VALUE	$8,579,897	6,833,246	6,187,360	3,708,532	3,636,417

% OF NET ASSETS	3.8	3.0	2.7	1.6	1.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2011*

	PERCENT OF
INDUSTRY**	NET ASSETS

Oil, Gas & Consumable Fuels	18.5%
Commercial Banks	14.8
Metals & Mining	10.5
Wireless Telecommunication Services	6.1
Semiconductors & Semiconductor Equipment	3.4
Internet Software & Services	2.4
Beverages	2.3
Insurance	2.0
Chemicals	1.9
Real Estate Management & Development	1.9
Food Products	1.8
IT Services	1.7
Diversified Financial Services	1.7
Diversified Telecommunication Services	1.6
Industrial Conglomerates	1.6
Construction & Engineering	1.4
Automobiles	1.4
Food & Staples Retailing	1.3
Electronic Equipment, Instruments & Components	1.3
Electric Utilities	1.3
Media	1.3
Construction Materials	1.2
Communications Equipment	1.2
Multiline Retail	1.1
Hotels, Restaurants & Leisure	1.0
Computers & Peripherals	1.0
Specialty Retail	1.0
Transportation Infrastructure	0.8
Pharmaceuticals	0.8
Independent Power Producers & Energy Traders	0.8
Capital Markets	0.6
Thrifts & Mortgage Finance	0.6
Household Durables	0.6
Machinery	0.6
Electrical Equipment	0.5
Tobacco	0.4
Household Products	0.4
Airlines	0.4
Marine	0.3
Gas Utilities	0.3
Energy Equipment & Services	0.3
Leisure Equipment & Products	0.3
Personal Products	0.3
Paper & Forest Products	0.3
Health Care Providers & Services	0.2
Water Utilities	0.2
Textiles, Apparel & Luxury Goods	0.2
Trading Companies & Distributors	0.2
Aerospace & Defense	0.1
Distributors	0.1
Road & Rail	0.1
Health Care Equipment & Supplies	0.1
Professional Services	0.1
Software	0.0	***
Building Products	0.0	***
Air Freight & Logistics	0.0	***
Biotechnology	0.0	***
Auto Components	0.0	***
Short Term Investments	6.5
Other Assets & Liabilities	(2.8)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs, except for Tatung Co., Ltd., which was Level 2 and part of the Household Durables Industry, representing less than 0.05% of net assets. (Note 2)
***	Amount represents less than 0.05% of net assets.

SPDR S&P Emerging Markets Dividend ETF —
Portfolio Summary

The Fund commenced operations during the reporting period and therefore is not required to present performance history.

TOP FIVE HOLDINGS AS OF MARCH 31, 2011

		ELETROPAULO
		METROPOLITANA SA		TELEFONICA O2
DESCRIPTION	REDECARD SA	PREFERENCE SHARES	CEZ AS	CZECH REPUBLIC AS	LIGHT SA

MARKET VALUE	$492,990	452,684	441,915	428,756	415,628

% OF NET ASSETS	3.8	3.4	3.4	3.3	3.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2011*

PERCENT OF
INDUSTRY**	NET ASSETS

Electric Utilities	13.7%
Diversified Telecommunication Services	9.7
Wireless Telecommunication Services	6.5
Commercial Banks	6.0
Real Estate Management & Development	5.6
Independent Power Producers & Energy Traders	4.5
Oil, Gas & Consumable Fuels	4.4
IT Services	3.7
Computers & Peripherals	3.3
Semiconductors & Semiconductor Equipment	3.2
Metals & Mining	3.1
Transportation Infrastructure	3.0
Construction Materials	2.7
Automobiles	2.3
Tobacco	2.2
Textiles, Apparel & Luxury Goods	2.1
Household Durables	2.0
Diversified Financial Services	2.0
Food Products	1.9
Food & Staples Retailing	1.6
Specialty Retail	1.6
Chemicals	1.5
Multiline Retail	1.4
Communications Equipment	1.2
Insurance	1.1
Health Care Providers & Services	1.1
Household Products	1.1
Marine	1.0
Personal Products	1.0
Auto Components	1.0
Hotels, Restaurants & Leisure	0.9
Capital Markets	0.9
Water Utilities	0.7
Electronic Equipment, Instruments & Components	0.7
Construction & Engineering	0.7
Industrial Conglomerates	0.4
Short Term Investments	0.0 ***
Other Assets & Liabilities	0.2

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)
***	Amount shown represents less than 0.05% of net assets.

SPDR S&P BRIC 40 ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/07, 6/22/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P BRIC 40 ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2011 is 0.50%.

PERFORMANCE AS OF MARCH 31, 2011

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET		NET ASSET	MARKET
	VALUE	VALUE	S&P BRIC 40 INDEX	VALUE	VALUE	S&P BRIC 40 INDEX

SIX MONTHS	14.09%	14.67%	14.51%	N/A	N/A	N/A

ONE YEAR	18.58%	18.62%	19.53%	18.58%	18.62%	19.53%

THREE YEARS	12.80%	13.25%	14.60%	4.10%	4.23%	4.65%

SINCE INCEPTION (1)	30.05%	30.76%	32.53%	7.19%	7.35%	7.73%

(1) For the period June 19, 2007 to March 31, 2011.

SPDR S&P BRIC 40 ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

SPDR S&P BRIC 40 ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2011

		CHINA		ITAU UNIBANCO
	GAZPROM OAO	CONSTRUCTION	PETROLEO BRASILEIRO	HOLDING SA	CHINA MOBILE,
DESCRIPTION	ADR	BANK CORP.	SA ADR	PREFERENCE SHARES ADR	LTD.

MARKET VALUE	$52,135,746	36,694,253	33,452,752	30,888,112	26,326,875

% OF NET ASSETS	9.4	6.6	6.0	5.5	4.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2011*

PERCENT OF
INDUSTRY**	NET ASSETS

Oil, Gas & Consumable Fuels	36.0%
Commercial Banks	29.5
Metals & Mining	8.5
Wireless Telecommunication Services	6.4
Internet Software & Services	5.9
Insurance	4.4
IT Services	3.4
Beverages	2.1
Diversified Telecommunication Services	2.0
Real Estate Management & Development	0.8
Electric Utilities	0.8
Short Term Investments	5.6
Other Assets & Liabilities	(5.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)

SPDR S&P Emerging Europe ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Emerging Europe ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2011 is 0.59%.

PERFORMANCE AS OF MARCH 31, 2011

		CUMULATIVE TOTAL RETURN		AVERAGE ANNUAL TOTAL RETURN

			S&P EUROPEAN			S&P EUROPEAN
	NET ASSET	MARKET	EMERGING	NET ASSET	MARKET	EMERGING
	VALUE	VALUE	CAPPED BMI INDEX	VALUE	VALUE	CAPPED BMI INDEX

SIX MONTHS	21.04%	21.62%	20.40%	N/A	N/A	N/A

ONE YEAR	22.50%	22.41%	22.76%	22.50%	22.41%	22.76%

THREE YEARS	−6.73%	−7.15%	−8.13%	−2.30%	−2.44%	−2.79%

SINCE INCEPTION (1)	5.88%	6.03%	8.43%	1.43%	1.46%	2.02%

(1) For the period March 20, 2007 to March 31, 2011.

SPDR S&P Emerging Europe ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

SPDR S&P Emerging Europe ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2011

				MMC NORILSK NICKEL	NOVATEK
DESCRIPTION	GAZPROM OAO ADR	LUKOIL OAO ADR	SBERBANK	OJSC ADR	OAO GDR

MARKET VALUE	$51,645,543	18,736,833	18,010,099	13,871,323	12,634,822

% OF NET ASSETS	18.4	6.7	6.4	4.9	4.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2011*

PERCENT OF
INDUSTRY**	NET ASSETS

Oil, Gas & Consumable Fuels	41.5%
Commercial Banks	20.0
Metals & Mining	12.2
Wireless Telecommunication Services	5.1
Diversified Telecommunication Services	4.1
Electric Utilities	3.4
Chemicals	1.8
Industrial Conglomerates	1.5
Media	1.3
Household Durables	1.2
Pharmaceuticals	1.0
Beverages	0.9
Food & Staples Retailing	0.8
Airlines	0.7
Insurance	0.7
Diversified Financial Services	0.6
Distributors	0.6
Real Estate Management & Development	0.4
Energy Equipment & Services	0.4
Construction & Engineering	0.3
Software	0.3
Hotels, Restaurants & Leisure	0.2
Building Products	0.2
Biotechnology	0.0 ***
Short Term Investments	1.7
Other Assets & Liabilities	(0.9)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is based on Level 1 inputs. (Note 2)
***	Amount shown represents less than 0.05% of net assets.

SPDR S&P Emerging Latin America ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Emerging Latin America ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2011 is 0.59%.

PERFORMANCE AS OF MARCH 31, 2011

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET		NET ASSET	MARKET	S&P LATIN AMERICA
	VALUE	VALUE	S&P LATIN AMERICA BMI INDEX	VALUE	VALUE	BMI INDEX

SIX MONTHS	6.42%	6.34%	7.70%	N/A	N/A	N/A

ONE YEAR	14.04%	13.38%	16.01%	14.04%	13.38%	16.01%

THREE YEARS	17.13%	16.10%	21.14%	5.41%	5.10%	6.60%

SINCE INCEPTION (1)	67.73%	67.66%	74.98%	13.68%	13.67%	14.88%

(1)	For the period March 20, 2007 to March 31, 2011.

SPDR S&P Emerging Latin America ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

SPDR S&P Emerging Latin America ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2011

				ITAU UNIBANCO
	PETROLEO		AMERICA MOVIL	HOLDING SA	BANCO BRADESCO
DESCRIPTION	BRASILEIRO SA ADR	VALE SA ADR	SAB DE CV	PREFERENCE SHARES ADR	SA ADR

MARKET VALUE	$28,831,093	24,972,981	13,169,700	12,420,598	9,250,599

% OF NET ASSETS	12.5	10.8	5.7	5.4	4.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2011*

PERCENT OF
INDUSTRY**	NET ASSETS

Metals & Mining	21.4%
Commercial Banks	17.8
Oil, Gas & Consumable Fuels	14.7
Wireless Telecommunication Services	7.1
Beverages	4.8
Food & Staples Retailing	3.7
Electric Utilities	3.3
Industrial Conglomerates	2.6
Multiline Retail	2.5
Food Products	2.4
Diversified Telecommunication Services	1.9
Paper & Forest Products	1.8
Independent Power Producers & Energy Traders	1.8
Household Durables	1.7
Diversified Financial Services	1.5
Transportation Infrastructure	1.2
Media	1.1
Airlines	0.9
Construction Materials	0.8
Tobacco	0.8
IT Services	0.8
Household Products	0.7
Chemicals	0.7
Personal Products	0.6
Water Utilities	0.6
Construction & Engineering	0.5
Road & Rail	0.5
Aerospace & Defense	0.5
Real Estate Management & Development	0.3
Internet & Catalog Retail	0.2
Short Term Investments	6.8
Other Assets & Liabilities	(6.0)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)

SPDR S&P Emerging Middle East & Africa ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Emerging Middle East & Africa ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2011 is 0.59%.

PERFORMANCE AS OF MARCH 31, 2011

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P MID-EAST &	NET ASSET	MARKET	S&P MID-EAST &
	VALUE	VALUE	AFRICA BMI INDEX	VALUE	VALUE	AFRICA BMI INDEX

SIX MONTHS	7.80%	7.76%	8.05%	N/A	N/A	N/A

ONE YEAR	15.96%	15.01%	16.35%	15.96%	15.01%	16.35%

THREE YEARS	31.51%	29.63%	29.03%	9.56%	9.04%	8.87%

SINCE INCEPTION (1)	42.26%	41.45%	48.67%	9.13%	8.98%	10.33%

(1)	For the period March 20, 2007 to March 31, 2011.

SPDR S&P Emerging Middle East & Africa ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

SPDR S&P Emerging Middle East & Africa ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2011

				ANGLOGOLD	STANDARD BANK
DESCRIPTION	SASOL, LTD.	MTN GROUP, LTD.	NASPERS, LTD.	ASHANTI, LTD.	GROUP, LTD.

MARKET VALUE	$11,472,227	10,140,946	9,306,450	7,479,373	6,265,756

% OF NET ASSETS	7.2	6.4	5.9	4.7	3.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2011*

PERCENT OF
INDUSTRY**	NET ASSETS

Metals & Mining	21.0%
Commercial Banks	12.6
Wireless Telecommunication Services	8.0
Oil, Gas & Consumable Fuels	7.2
Diversified Financial Services	6.7
Media	6.0
Food & Staples Retailing	4.4
Real Estate Management & Development	3.7
Insurance	3.5
Specialty Retail	3.1
Construction & Engineering	2.6
Food Products	2.5
Industrial Conglomerates	2.3
Pharmaceuticals	1.9
Health Care Providers & Services	1.6
Multiline Retail	1.4
Construction Materials	1.3
Household Durables	1.3
Paper & Forest Products	1.2
Capital Markets	1.0
Trading Companies & Distributors	0.8
Distributors	0.7
Diversified Telecommunication Services	0.7
Chemicals	0.6
Containers & Packaging	0.5
Hotels, Restaurants & Leisure	0.5
Real Estate Investment Trusts	0.5
Tobacco	0.4
Electronic Equipment, Instruments & Components	0.4
Marine	0.3
Energy Equipment & Services	0.1
Electrical Equipment	0.1
Auto Components	0.1
IT Services	0.1
Professional Services	0.1
Commercial Services & Supplies	0.1
Textiles, Apparel & Luxury Goods	0.0 ***
Short Term Investments	4.3
Other Assets & Liabilities	(3.6)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)
***	Amount shown represents less than 0.05% of net assets.

SPDR S&P World ex-US ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/20/07, 4/26/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P World ex-US ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2011 is 0.34%.

PERFORMANCE AS OF MARCH 31, 2011

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P DEVELOPED	NET ASSET	MARKET	S&P DEVELOPED
	VALUE	VALUE	EX-U.S. BMI INDEX	VALUE	VALUE	EX-U.S. BMI INDEX

SIX MONTHS	11.39%	12.58%	12.45%	N/A	N/A	N/A

ONE YEAR	12.64%	13.47%	14.29%	12.64%	13.47%	14.29%

THREE YEARS	−4.57%	−4.16%	−2.36%	−1.55%	−1.41%	−0.79%

SINCE INCEPTION (1)	−10.59%	−9.82%	−8.13%	−2.79%	−2.58%	−2.13%

(1)	For the period April 20, 2007 to March 31, 2011.

SPDR S&P World ex-US ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

SPDR S&P World ex-US ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2011

	SAMSUNG ELECTRONICS				VODAFONE
DESCRIPTION	CO., LTD. GDR	NESTLE SA	BHP BILLITON, LTD.	HSBC HOLDINGS PLC	GROUP PLC

MARKET VALUE	$2,287,305	1,828,204	1,608,162	1,606,790	1,442,612

% OF NET ASSETS	1.6	1.3	1.1	1.1	1.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2011*

PERCENT OF
INDUSTRY**	NET ASSETS

Commercial Banks	12.2%
Oil, Gas & Consumable Fuels	8.8
Metals & Mining	7.3
Pharmaceuticals	5.6
Insurance	4.1
Chemicals	3.8
Machinery	3.2
Diversified Telecommunication Services	2.8
Food Products	2.6
Automobiles	2.4
Real Estate Management & Development	2.4
Semiconductors & Semiconductor Equipment	2.4
Wireless Telecommunication Services	2.2
Food & Staples Retailing	2.1
Industrial Conglomerates	2.0
Capital Markets	2.0
Trading Companies & Distributors	1.7
Electric Utilities	1.7
Construction & Engineering	1.6
Electrical Equipment	1.6
Beverages	1.5
Electronic Equipment, Instruments & Components	1.2
Media	1.2
Textiles, Apparel & Luxury Goods	1.2
Multi-Utilities	1.2
Diversified Financial Services	1.2
Road & Rail	1.1
Specialty Retail	1.1
Health Care Equipment & Supplies	1.1
Hotels, Restaurants & Leisure	1.0
Energy Equipment & Services	1.0
Building Products	0.8
Communications Equipment	0.8
Real Estate Investment Trusts	0.8
Tobacco	0.8
Household Durables	0.8
Auto Components	0.8
Commercial Services & Supplies	0.7
Transportation Infrastructure	0.6
Professional Services	0.6
Software	0.6
Aerospace & Defense	0.6
Marine	0.5
IT Services	0.5
Computers & Peripherals	0.5
Health Care Providers & Services	0.5
Multiline Retail	0.4
Household Products	0.4
Office Electronics	0.4
Gas Utilities	0.4
Construction Materials	0.4
Paper & Forest Products	0.3
Air Freight & Logistics	0.3
Biotechnology	0.2
Distributors	0.2
Personal Products	0.2
Leisure Equipment & Products	0.2
Life Sciences Tools & Services	0.2
Consumer Finance	0.1
Independent Power Producers & Energy Traders	0.1
Airlines	0.1
Containers & Packaging	0.1
Short Term Investments	10.9
Other Assets & Liabilities	(10.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs except for Anglo Irish Bank Corp. PLC and The Sumitomo Trust & Banking Co., Ltd., which were both Level 2 and part of the Commercial Banks Industry, representing less than 0.05% and 0.10% of net assets, respectively. (Note 2)

SPDR S&P International Small Cap ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/20/07, 4/26/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Small Cap ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2011 is 0.59%.

PERFORMANCE AS OF MARCH 31, 2011

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED			S&P DEVELOPED
	NET ASSET	MARKET	EX-U.S. UNDER USD2	NET ASSET	MARKET	EX-U.S. UNDER USD2
	VALUE	VALUE	BILLION INDEX	VALUE	VALUE	BILLION INDEX

SIX MONTHS	14.99%	15.01%	16.00%	N/A	N/A	N/A

ONE YEAR	22.05%	21.43%	20.85%	22.05%	21.43%	20.85%

THREE YEARS	5.63%	5.26%	6.00%	1.84%	1.72%	1.96%

SINCE INCEPTION (1)	−3.31%	−3.18%	−4.91%	−0.85%	−0.82%	−1.26%

(1)	For the period April 20, 2007 to March 31, 2011.

SPDR S&P International Small Cap ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

SPDR S&P International Small Cap ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2011

DESCRIPTION	BELIMO HOLDING AG	CAMPBELL BROTHERS, LTD.	NABTESCO CORP.	SAI GLOBAL, LTD.	RUBIS

MARKET VALUE	$6,408,774	5,624,056	5,288,055	5,218,720	4,928,745

% OF NET ASSETS	0.7	0.6	0.6	0.6	0.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2011*

	PERCENT OF
INDUSTRY**	NET ASSETS

Metals & Mining	7.4%
Machinery	6.7
Oil, Gas & Consumable Fuels	4.8
Commercial Banks	4.8
Electronic Equipment, Instruments & Components	4.1
Real Estate Management & Development	3.8
Real Estate Investment Trusts	3.6
Chemicals	3.6
Capital Markets	3.2
Specialty Retail	3.0
Hotels, Restaurants & Leisure	2.9
Construction & Engineering	2.9
Commercial Services & Supplies	2.7
Media	2.6
Energy Equipment & Services	2.2
Auto Components	2.2
Professional Services	2.2
Food Products	2.0
Pharmaceuticals	1.9
Household Durables	1.8
Health Care Equipment & Supplies	1.8
Software	1.7
Semiconductors & Semiconductor Equipment	1.7
Insurance	1.7
Trading Companies & Distributors	1.5
Textiles, Apparel & Luxury Goods	1.5
Building Products	1.5
Electrical Equipment	1.5
Industrial Conglomerates	1.4
IT Services	0.9
Health Care Providers & Services	0.9
Communications Equipment	0.8
Paper & Forest Products	0.8
Beverages	0.8
Multiline Retail	0.8
Distributors	0.8
Road & Rail	0.8
Diversified Financial Services	0.7
Construction Materials	0.7
Transportation Infrastructure	0.7
Gas Utilities	0.7
Consumer Finance	0.7
Containers & Packaging	0.6
Internet Software & Services	0.6
Marine	0.6
Diversified Consumer Services	0.6
Aerospace & Defense	0.5
Automobiles	0.5
Thrifts & Mortgage Finance	0.4
Food & Staples Retailing	0.4
Airlines	0.4
Electric Utilities	0.3
Biotechnology	0.3
Leisure Equipment & Products	0.3
Computers & Peripherals	0.2
Life Sciences Tools & Services	0.1
Internet & Catalog Retail	0.1
Health Care Technology	0.1
Wireless Telecommunication Services	0.1
Air Freight & Logistics	0.1
Diversified Telecommunication Services	0.0	***
Household Products	0.0	***
Independent Power Producers & Energy Traders	0.0	***
Short Term Investments	13.3
Other Assets & Liabilities	(12.3)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs, except for Amagerbanken A/S, which was Level 2 and part of the Commercial Banks Industry, Peace Mark (Holdings), Ltd., which was Level 2 and part of the Textiles, Apparel & Luxury Goods Industry, Meritz Fire & Marine Insurance Co., Ltd., which was Level 2 and part of the Insurance Industry, Carnegie Investment Bank AB, which was Level 2 and part of the Capital Markets Industry, and Connaught PLC which was Level 2 and part of the Commercial Services & Supplies Industry, each representing less than 0.05% of net assets, except for Meritz Fire & Marine Insurance Co., Ltd., which represented 0.19% of net assets. (Note 2)
***	Amount shown represents less than 0.05% of net assets.

SPDR Dow Jones International Real Estate ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/15/06, 12/20/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Dow Jones International Real Estate ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2011 is 0.59%.

PERFORMANCE AS OF MARCH 31, 2011

		CUMULATIVE TOTAL RETURN		AVERAGE ANNUAL TOTAL RETURN

			DOW JONES GLOBAL			DOW JONES GLOBAL
			EX-U.S. SELECT REAL			EX-U.S. SELECT REAL
	NET ASSET	MARKET	ESTATE SECURITIES	NET ASSET	MARKET	ESTATE SECURITIES
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

SIX MONTHS	8.57%	8.65%	8.44%	N/A	N/A	N/A

ONE YEAR	20.61%	21.03%	21.14%	20.61%	21.03%	21.14%

THREE YEARS	−11.57%	−11.79%	−11.00%	−4.02%	−4.10%	−3.81%

SINCE INCEPTION (1)	−20.12%	−19.79%	−19.03%	−5.10%	−5.01%	−4.80%

(1)	For the period December 15, 2006 to March 31, 2011.

SPDR Dow Jones International Real Estate ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

SPDR Dow Jones International Real Estate ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2011

			BROOKFIELD ASSET
			MANAGEMENT, INC.	MITSUI FUDOSAN	LAND SECURITIES
DESCRIPTION	WESTFIELD GROUP	UNIBAIL-RODAMCO SE	(CLASS A)	CO., LTD.	GROUP PLC

MARKET VALUE	$127,940,975	113,584,839	103,868,556	83,658,904	51,658,059

% OF NET ASSETS	7.2	6.4	5.9	4.7	2.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2011*

PERCENT OF
INDUSTRY**	NET ASSETS

Real Estate Management & Development	33.0%
Retail REITs	32.1
Diversified REITs	15.9
Office REITs	12.7
Industrial REITs	4.2
Specialized REITs	0.6
Residential REITs	0.6
Diversified Capital Markets	0.5
Short Term Investments	8.5
Other Assets & Liabilities	(8.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs except for Martinsa-Fadesa SA, which was Level 2 and part of the Real Estate Management & Development Industry, representing less than 0.05% of net assets. (Note 2)

SPDR FTSE/Macquarie Global Infrastructure 100 ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/25/07, 1/30/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR FTSE/Macquarie Global Infrastructure 100 ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2011 is 0.59%.

PERFORMANCE AS OF MARCH 31, 2011

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			MACQUARIE GLOBAL			MACQUARIE GLOBAL
	NET ASSET	MARKET	INFRASTRUCTURE 100	NET ASSET	MARKET	INFRASTRUCTURE 100
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

SIX MONTHS	6.18%	6.60%	6.64%	N/A	N/A	N/A

ONE YEAR	7.84%	8.45%	8.81%	7.84%	8.45%	8.81%

THREE YEARS	−13.70%	−14.25%	−11.59%	−4.79%	−4.99%	−4.02%

SINCE INCEPTION (1)	−2.96%	−3.01%	0.32%	−0.72%	−0.73%	0.08%

(1)	For the period January 25, 2007 to March 31, 2011.

SPDR FTSE/Macquarie Global Infrastructure 100 ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

SPDR FTSE/Macquarie Global Infrastructure 100 ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2011

DESCRIPTION	GDF SUEZ	E.ON AG	IBERDROLA SA	ENEL SPA	NATIONAL GRID PLC

MARKET VALUE	$2,991,514	2,531,820	2,066,574	1,925,990	1,450,061

% OF NET ASSETS	5.8	4.9	4.0	3.8	2.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2011*

PERCENT OF
INDUSTRY**	NET ASSETS

Electric Utilities	46.0%
Multi-Utilities	30.7
Oil, Gas & Consumable Fuels	9.0
Gas Utilities	5.3
Independent Power Producers & Energy Traders	4.1
Transportation Infrastructure	2.5
Water Utilities	1.5
Road & Rail	0.4
Short Term Investments	9.2
Other Assets & Liabilities	(8.7)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)

SPDR S&P Global Natural Resources ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/13/10, 9/14/10, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Global Natural Resources ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2011 is 0.40%.

PERFORMANCE AS OF MARCH 31, 2011

		CUMULATIVE TOTAL RETURN		AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET		NET ASSET	MARKET	S&P GLOBAL NATURAL
	VALUE	VALUE	S&P GLOBAL NATURAL RESOURCES INDEX	VALUE	VALUE	RESOURCES INDEX

SIX MONTHS	23.49%	23.81%	23.83%	N/A	N/A	N/A

SINCE INCEPTION (1)	25.37%	25.89%	25.76%	N/A	N/A	N/A

(1)	For the period September 13, 2010 to March 31, 2011.

SPDR S&P Global Natural Resources ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

SPDR S&P Global Natural Resources ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2011

			POTASH CORP. OF
DESCRIPTION	BHP BILLITON, LTD.	EXXON MOBIL CORP.	SASKATCHEWAN, INC.	MONSANTO CO.	CHEVRON CORP.

MARKET VALUE	$6,343,812	6,085,544	5,199,571	4,092,011	4,041,194

% OF NET ASSETS	5.1	4.9	4.2	3.3	3.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2011*

PERCENT OF
INDUSTRY**	NET ASSETS

Oil, Gas & Consumable Fuels	34.1%
Metals & Mining	32.8
Chemicals	18.7
Food Products	7.2
Paper & Forest Products	5.9
Real Estate Investment Trusts	1.0
Short Term Investments	0.1
Other Assets & Liabilities	0.2

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)

SPDR MSCI ACWI ex-US ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/10/07, 1/17/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR MSCI ACWI ex-US ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2011 is 0.34%.

PERFORMANCE AS OF MARCH 31, 2011

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET		NET ASSET	MARKET	MSCI ALL COUNTRY
	VALUE	VALUE	MSCI ALL COUNTRY WORLD INDEX EX USA	VALUE	VALUE	WORLD INDEX EX USA

SIX MONTHS	11.09%	12.23%	10.99%	N/A	N/A	N/A

ONE YEAR	13.40%	13.81%	13.61%	13.40%	13.81%	13.61%

THREE YEARS	−0.13%	0.27%	−1.14%	−0.04%	0.09%	−0.38%

SINCE INCEPTION (1)	7.69%	8.24%	8.21%	1.77%	1.89%	1.88%

(1)	For the period January 10, 2007 to March 31, 2011.

SPDR MSCI ACWI ex-US ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		MSCI All
	SPDR MSCI	Country World
	ACWI ex-US	Index ex
	ETF (a)	USA (b)
1/10/07	10000	10000
1/31/07	10306	10315
2/28/07	10362	10378
3/31/07	10657	10671
4/30/07	11140	11166
5/31/07	11421	11472
6/30/07	11494	11569
7/31/07	11402	11537
8/31/07	11228	11359
9/30/07	11955	12111
10/31/07	12607	12787
11/30/07	12042	12213
12/31/07	11861	12036
1/31/08	10763	10871
2/29/08	11010	11186
3/31/08	10783	10944
4/30/08	11457	11617
5/31/08	11658	11818
6/30/08	10709	10849
7/31/08	10296	10461
8/31/08	9838	9974
9/30/08	8424	8479
10/31/08	6670	6613
11/30/08	6266	6233
12/31/08	6608	6590
1/31/09	6028	6009
2/28/09	5457	5450
3/31/09	5911	5890
4/30/09	6749	6700
5/31/09	7671	7617
6/30/09	7572	7536
7/31/09	8310	8275
8/31/09	8614	8583
9/30/09	9049	9026
10/31/09	8915	8915
11/30/09	9189	9173
12/31/09	9388	9368
1/31/10	8908	8911
2/28/10	8896	8912
3/31/10	9496	9522
4/30/10	9415	9445
5/31/10	8421	8462
6/30/10	8315	8355
7/31/10	9071	9112
8/31/10	8797	8863
9/30/10	9694	9747
10/31/10	10032	10080
11/30/10	9636	9693
12/31/10	10381	10454
1/31/11	10513	10559
2/28/11	10803	10840
3/31/11	10769	10821

SPDR MSCI ACWI ex-US ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2011

DESCRIPTION	NESTLE SA	HSBC HOLDINGS PLC	BHP BILLITON, LTD.	VODAFONE GROUP PLC	BP PLC

MARKET VALUE	$6,838,544	5,241,538	5,071,881	4,595,190	4,297,481

% OF NET ASSETS	1.5	1.1	1.1	1.0	0.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2011*

PERCENT OF
INDUSTRY**	NET ASSETS

Commercial Banks	14.6%
Oil, Gas & Consumable Fuels	11.7
Metals & Mining	7.8
Pharmaceuticals	5.1
Insurance	3.6
Automobiles	3.4
Diversified Telecommunication Services	3.4
Machinery	3.2
Chemicals	3.1
Wireless Telecommunication Services	2.8
Food Products	2.3
Semiconductors & Semiconductor Equipment	2.0
Electric Utilities	1.9
Beverages	1.8
Real Estate Management & Development	1.8
Food & Staples Retailing	1.8
Capital Markets	1.7
Media	1.7
Industrial Conglomerates	1.6
Electronic Equipment, Instruments & Components	1.5
Electrical Equipment	1.2
Diversified Financial Services	1.2
Trading Companies & Distributors	1.2
Road & Rail	1.2
Multi-Utilities	1.1
Textiles, Apparel & Luxury Goods	1.0
Construction & Engineering	0.9
Real Estate Investment Trusts	0.9
Tobacco	0.9
Household Durables	0.8
Auto Components	0.8
Hotels, Restaurants & Leisure	0.7
Communications Equipment	0.7
Transportation Infrastructure	0.6
IT Services	0.6
Building Products	0.6
Construction Materials	0.5
Gas Utilities	0.5
Specialty Retail	0.5
Marine	0.5
Aerospace & Defense	0.5
Independent Power Producers & Energy Traders	0.5
Software	0.4
Multiline Retail	0.4
Health Care Equipment & Supplies	0.4
Commercial Services & Supplies	0.4
Professional Services	0.4
Office Electronics	0.4
Energy Equipment & Services	0.3
Air Freight & Logistics	0.3
Computers & Peripherals	0.3
Internet Software & Services	0.3
Paper & Forest Products	0.2
Household Products	0.2
Airlines	0.2
Personal Products	0.2
Health Care Providers & Services	0.2
Biotechnology	0.2
Containers & Packaging	0.2
Distributors	0.1
Water Utilities	0.1
Consumer Finance	0.1
Leisure Equipment & Products	0.1
Short Term Investments	10.7
Other Assets & Liabilities	(10.3)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs, except for The Sumitomo Trust & Banking Co., Ltd., which was Level 2 and part of the Commercial Banks Industry, representing 0.08% of net assets. (Note 2)

SPDR Russell/Nomura PRIME Japan ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/9/06, 11/14/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Russell/Nomura PRIME Japan ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2011 is 0.50%.

PERFORMANCE AS OF MARCH 31, 2011

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	RUSSELL/NOMURA	NET ASSET	MARKET	RUSSELL/NOMURA
	VALUE	VALUE	PRIME INDEX	VALUE	VALUE	PRIME INDEX

SIX MONTHS	5.95%	4.96%	6.82%	N/A	N/A	N/A

ONE YEAR	1.45%	0.62%	2.37%	1.45%	0.62%	2.37%

THREE YEARS	−10.52%	−11.44%	−8.76%	−3.64%	−3.97%	−3.01%

SINCE INCEPTION (1)	−16.92%	−17.74%	−14.88%	−4.13%	−4.35%	−3.60%

(1)	For the period November 9, 2006 to March 31, 2011.

SPDR Russell/Nomura PRIME Japan ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR Russell/Nomura	Russell/ Nomura
	PRIME Japan	PRIME Index
	ETF (a)	(b)
11/9/06	10000	10000
11/30/06	10321	10323
12/31/06	10515	10520
1/31/07	10606	10611
2/28/07	11003	11025
3/31/07	10859	10886
4/7/07	10657	10688
5/7/07	10800	10822
6/7/07	10766	10803
7/31/07	10718	10771
8/31/07	10422	10451
9/30/07	10619	10661
10/31/07	10604	10666
11/30/07	10408	10483
12/31/07	9988	9921
1/31/08	9546	9591
2/29/08	9600	9650
3/31/08	9284	9329
4/30/08	9897	9944
5/31/08	10161	10204
6/30/08	9462	9520
7/31/08	9152	9206
8/31/08	8782	8844
9/30/08	7807	7870
10/1/08	6714	6767
11/2/08	6691	6732
12/3/08	7243	7322
1/9/09	6746	6790
2/9/09	5898	5943
3/9/09	6037	6078
4/30/09	6548	6609
5/31/09	7239	7297
6/30/09	7399	7467
7/9/09	7654	7749
8/31/09	7973	8074
9/30/09	7852	7965
10/31/09	7619	7741
11/30/09	7531	7641
12/31/09	7552	7693
1/31/10	7698	7819
2/28/10	7804	7923
3/31/10	8189	8315
4/30/10	8198	8329
5/31/10	7552	7669
6/30/10	7447	7553
7/31/10	7675	7793
8/31/10	7503	7626
9/30/10	7841	7967
10/31/10	7988	8104
11/30/10	8127	8261
12/31/10	8738	8841
1/31/11	8736	8926
2/28/11	9128	9327
3/31/11	8308	8512

SPDR Russell/Nomura PRIME Japan ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2011

		MITSUBISHI UFJ			SUMITOMO MITSUI
	TOYOTA	FINANCIAL	HONDA MOTOR		FINANCIAL
DESCRIPTION	MOTOR CORP.	GROUP, INC.	CO., LTD.	CANON, INC.	GROUP, INC.

MARKET VALUE	$524,529	380,386	360,989	330,115	249,614

% OF NET ASSETS	3.3	2.4	2.3	2.1	1.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2011*

PERCENT OF
INDUSTRY**	NET ASSETS

Commercial Banks	8.6%
Automobiles	7.5
Machinery	6.3
Electronic Equipment, Instruments & Components	5.7
Trading Companies & Distributors	4.7
Chemicals	4.6
Pharmaceuticals	4.5
Household Durables	3.4
Road & Rail	3.3
Wireless Telecommunication Services	3.1
Electric Utilities	3.0
Metals & Mining	2.9
Real Estate Management & Development	2.8
Office Electronics	2.7
Auto Components	2.7
Insurance	2.5
Electrical Equipment	2.1
Food & Staples Retailing	1.7
Diversified Telecommunication Services	1.5
Building Products	1.5
Oil, Gas & Consumable Fuels	1.4
Computers & Peripherals	1.4
Software	1.4
Capital Markets	1.3
Semiconductors & Semiconductor Equipment	1.3
Specialty Retail	1.3
Construction & Engineering	1.2
Leisure Equipment & Products	1.1
Commercial Services & Supplies	1.1
Beverages	1.0
Food Products	0.9
Gas Utilities	0.9
Personal Products	0.9
Health Care Equipment & Supplies	0.7
Tobacco	0.7
Textiles, Apparel & Luxury Goods	0.6
IT Services	0.6
Multiline Retail	0.5
Marine	0.5
Internet & Catalog Retail	0.5
Media	0.4
Industrial Conglomerates	0.4
Air Freight & Logistics	0.4
Diversified Financial Services	0.4
Health Care Providers & Services	0.3
Consumer Finance	0.3
Transportation Infrastructure	0.3
Paper & Forest Products	0.3
Internet Software & Services	0.2
Hotels, Restaurants & Leisure	0.2
Airlines	0.2
Independent Power Producers & Energy Traders	0.2
Diversified Consumer Services	0.2
Household Products	0.1
Containers & Packaging	0.1
Professional Services	0.1
Construction Materials	0.1
Distributors	0.1
Communications Equipment	0.0 ***
Short Term Investments	28.1
Other Assets & Liabilities	(26.8)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs, except for The Sumitomo Trust & Banking Co., Ltd., which was Level 2 and part of the Commercial Banks Industry, representing 0.32% of net assets. (Note 2)
***	Amount represents less than 0.05% of net assets.

SPDR Russell/Nomura Small Cap Japan ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/9/06, 11/14/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Russell/Nomura Small Cap Japan ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2011 is 0.55%.

PERFORMANCE AS OF MARCH 31, 2011

		CUMULATIVE TOTAL RETURN		AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	RUSSELL/NOMURA	NET ASSET	MARKET	RUSSELL/NOMURA
	VALUE	VALUE	JAPAN SMALL CAP INDEX	VALUE	VALUE	JAPAN SMALL CAP INDEX

SIX MONTHS	9.07%	8.71%	10.03%	N/A	N/A	N/A

ONE YEAR	8.33%	7.79%	8.46%	8.33%	7.79%	8.46%

THREE YEARS	5.78%	5.12%	6.55%	1.89%	1.68%	2.14%

SINCE INCEPTION (1)	−5.57%	−5.85%	−3.83%	−1.30%	−1.36%	−0.89%

(1)	For the period November 9, 2006 to March 31, 2011.

SPDR Russell/Nomura Small Cap Japan ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR Russell/	Russell/ Nomura
	Nomura Small	Japan Small
	Cap Japan	Cap Index
	ETF (a)	(b)
11/9/06	10000	10000
11/30/06	10421	10352
12/31/06	10437	10359
1/31/07	10616	10518
2/28/07	11009	10854
3/31/07	10935	10738
4/30/07	10680	10511
5/31/07	10437	10302
6/30/07	10449	10378
7/31/07	10447	10379
8/31/07	9970	9893
9/30/07	9943	9923
10/31/07	10046	10088
11/30/07	9760	9806
12/31/07	9229	9164
1/31/08	8783	8903
2/29/08	8869	8995
3/31/08	8927	9026
4/30/08	9077	9166
5/31/08	9384	9429
6/30/08	8852	8897
7/31/08	8560	8648
8/31/08	8245	8304
9/30/08	7472	7533
10/31/08	6769	6800
11/30/08	7049	7079
12/31/08	7582	7681
1/31/09	7138	7209
2/28/09	6186	6248
3/31/09	6434	6503
4/30/09	6812	6899
5/31/09	7652	7764
6/30/09	8131	8246
7/9/09	8316	8437
8/31/09	8799	8933
9/30/09	8694	8855
10/31/09	8344	8541
11/30/09	8080	8243
12/31/09	7968	8131
1/31/10	8180	8297
2/28/10	8340	8467
3/31/10	8717	8867
4/30/10	8938	9159
5/31/10	8276	8526
6/30/10	8448	8557
7/31/10	8520	8628
8/31/10	8311	8405
9/30/10	8658	8741
10/31/10	8557	8597
11/30/10	8712	8810
12/31/10	9529	9602
1/31/11	9652	9812
2/28/11	10062	10247
3/31/11	9443	9617

SPDR Russell/Nomura Small Cap Japan ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2011

	DAINIPPON SCREEN	KAKEN
	MANUFACTURING	PHARMACEUTICAL		THE AWA	MOS FOOD
DESCRIPTION	CO., LTD.	CO., LTD.	LINTEC CORP.	BANK, LTD.	SERVICES, INC.

MARKET VALUE	$694,402	676,755	630,857	627,594	609,301

% OF NET ASSETS	0.6	0.6	0.5	0.5	0.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2011*

PERCENT OF
INDUSTRY**	NET ASSETS

Commercial Banks	8.9%
Machinery	7.4
Chemicals	6.8
Auto Components	5.3
Electronic Equipment, Instruments & Components	4.8
Construction & Engineering	4.4
Food Products	4.2
Metals & Mining	4.0
Specialty Retail	3.3
Pharmaceuticals	2.8
Media	2.7
Trading Companies & Distributors	2.6
Textiles, Apparel & Luxury Goods	2.5
Building Products	2.3
Food & Staples Retailing	2.3
Commercial Services & Supplies	2.0
Household Durables	2.0
Hotels, Restaurants & Leisure	2.0
IT Services	1.9
Electrical Equipment	1.8
Semiconductors & Semiconductor Equipment	1.7
Real Estate Management & Development	1.6
Health Care Equipment & Supplies	1.4
Road & Rail	1.4
Diversified Financial Services	1.3
Multiline Retail	1.2
Software	1.2
Beverages	1.2
Internet Software & Services	1.1
Capital Markets	1.1
Personal Products	1.0
Leisure Equipment & Products	1.0
Consumer Finance	0.9
Oil, Gas & Consumable Fuels	0.8
Containers & Packaging	0.8
Construction Materials	0.8
Transportation Infrastructure	0.7
Communications Equipment	0.7
Distributors	0.6
Household Products	0.6
Computers & Peripherals	0.5
Internet & Catalog Retail	0.4
Paper & Forest Products	0.3
Air Freight & Logistics	0.3
Gas Utilities	0.3
Professional Services	0.3
Electric Utilities	0.3
Marine	0.2
Industrial Conglomerates	0.2
Energy Equipment & Services	0.2
Office Electronics	0.1
Short Term Investments	25.8
Other Assets & Liabilities	(24.0)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs, except for Suruga Corp. and K.K. daVinci Holdings, which were both Level 2 and part of the Real Estate Management & Development Industry, each representing less than 0.05% of net assets. (Note 2)

SPDR S&P International Dividend ETF —
Performance Summary

The following Performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/12/08, 2/19/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Dividend ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2011 is 0.45%.

PERFORMANCE AS OF MARCH 31, 2011

		CUMULATIVE TOTAL RETURN		AVERAGE ANNUAL TOTAL RETURN

			S&P INTERNATIONAL
	NET ASSET	MARKET	DIVIDEND OPPORTUNITIES	NET ASSET	MARKET	S&P INTERNATIONAL
	VALUE	VALUE	INDEX	VALUE	VALUE	DIVIDEND OPPORTUNITIES INDEX

SIX MONTHS	10.96%	11.59%	11.48%	N/A	N/A	N/A

ONE YEAR	13.75%	14.48%	15.10%	13.75%	14.48%	15.10%

THREE YEARS	−5.00%	−4.87%	−1.75%	−1.69%	−1.65%	−0.59%

SINCE INCEPTION (1)	−0.90%	−0.41%	1.92%	−0.29%	−0.13%	0.61%

(1)	For the period February 12, 2008 to March 31, 2011.

SPDR S&P International Dividend ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

SPDR S&P International Dividend ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2011

		BOLSAS Y			MAGYAR TELEKOM
DESCRIPTION	LOTTOMATICA SPA	MERCADOS ESPANOLES	MAPFRE SA	ENEL SPA	TELECOMMUNICATIONS PLC

MARKET VALUE	$16,575,711	14,763,245	14,625,500	14,557,304	14,423,993

% OF NET ASSETS	4.2	3.7	3.7	3.6	3.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2011*

PERCENT OF
INDUSTRY**	NET ASSETS

Diversified Telecommunication Services	19.9%
Electric Utilities	16.5
Insurance	11.1
Multi-Utilities	7.1
Commercial Banks	6.3
Diversified Financial Services	4.6
Hotels, Restaurants & Leisure	4.1
Wireless Telecommunication Services	3.9
Construction & Engineering	3.8
Pharmaceuticals	2.8
Internet & Catalog Retail	2.6
Media	1.9
Real Estate Investment Trusts	1.9
Gas Utilities	1.7
Oil, Gas & Consumable Fuels	1.3
Transportation Infrastructure	1.2
Communications Equipment	0.9
Specialty Retail	0.8
Food & Staples Retailing	0.8
Software	0.7
IT Services	0.7
Energy Equipment & Services	0.7
Road & Rail	0.6
Water Utilities	0.6
Health Care Providers & Services	0.6
Construction Materials	0.5
Tobacco	0.5
Independent Power Producers & Energy Traders	0.5
Marine	0.4
Real Estate Management & Development	0.3
Chemicals	0.2
Metals & Mining	0.2
Household Products	0.0 ***
Short Term Investments	7.7
Other Assets & Liabilities	(7.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)
***	Amount shown represents less than 0.05% of net assets.

SPDR S&P International Mid Cap ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/7/08, 5/13/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Mid Cap ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2011 is 0.45%.

PERFORMANCE AS OF MARCH 31, 2011

		CUMULATIVE TOTAL RETURN		AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED EX-U.S.			S&P DEVELOPED EX-U.S.
	NET ASSET	MARKET	BETWEEN USD2 BILLION	NET ASSET	MARKET	BETWEEN USD2 BILLION
	VALUE	VALUE	AND USD5 BILLION INDEX	VALUE	VALUE	AND USD5 BILLION INDEX

SIX MONTHS	14.13%	14.19%	15.04%	N/A	N/A	N/A

ONE YEAR	20.25%	20.42%	21.62%	20.25%	20.42%	21.62%

SINCE INCEPTION (1)	−0.44%	0.06%	1.45%	−0.15%	0.02%	0.50%

(1)	For the period May 7, 2008 to March 31, 2011.

SPDR S&P International Mid Cap ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		S&P Developed
		Ex-U.S. Between
	SPDR S&P	USD2 and
	International Mid	USD5 Billion
	Cap ETF	Index
5/7/2008	10000.00	10000.00
5/29/08	10042.00	10041.00
6/30/08	9351.00	9309.00
7/31/08	8917.00	8876.00
8/31/08	8587.00	8572.00
9/30/08	7346.00	7241.00
10/31/07	5570.00	5462.00
11/30/07	5400.00	5254.00
12/31/07	5775.00	5632.00
1/31/08	5371.00	5217.00
2/29/08	4901.00	4693.00
3/31/08	5258.00	5103.00
4/30/08	5924.00	5836.00
5/31/08	6611.00	6536.00
6/30/08	6717.00	6622.00
7/9/09	7159.00	7132.00
8/31/09	7561.00	7577.00
9/30/09	7851.00	7940.00
10/31/09	7582.00	7681.00
11/30/09	7680.00	7820.00
12/31/09	7847.00	7968.00
1/31/10	7664.00	7776.00
2/28/10	7688.00	7776.00
3/31/10	8279.00	8342.00
4/30/10	8399.00	8444.00
5/31/10	7457.00	7520.00
6/30/10	7428.00	7486.00
7/31/10	8041.00	8104.00
8/31/10	7868.00	7932.00
9/30/10	8723.00	8819.00
10/31/10	9024.00	9137.00
11/30/10	8808.00	8902.00
12/31/10	9628.00	9759.00
1/31/11	9766.00	9873.00
2/28/11	9959.00	10083.00
3/31/11	9956.00	10145.00

SPDR S&P International Mid Cap ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2011

				CFS RETAIL	VALEANT PHARMACEUTICALS
DESCRIPTION	FORTIS, INC.	LANXESS AG	INTERTEK GROUP PLC	PROPERTY TRUST	INTERNATIONAL, INC.

MARKET VALUE	$362,677	347,387	343,548	340,360	334,956

% OF NET ASSETS	0.8	0.8	0.8	0.8	0.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2011*

PERCENT OF
INDUSTRY**	NET ASSETS

Chemicals	5.9%
Metals & Mining	5.9
Machinery	5.7
Commercial Banks	5.1
Construction & Engineering	4.9
Oil, Gas & Consumable Fuels	4.9
Real Estate Investment Trusts	3.9
Energy Equipment & Services	2.9
Diversified Financial Services	2.9
Media	2.8
Capital Markets	2.4
Insurance	2.3
Food & Staples Retailing	2.2
IT Services	2.2
Food Products	2.1
Hotels, Restaurants & Leisure	2.1
Multiline Retail	2.0
Real Estate Management & Development	2.0
Pharmaceuticals	1.9
Auto Components	1.8
Industrial Conglomerates	1.7
Health Care Equipment & Supplies	1.6
Aerospace & Defense	1.6
Health Care Providers & Services	1.5
Diversified Telecommunication Services	1.5
Leisure Equipment & Products	1.5
Electric Utilities	1.5
Road & Rail	1.5
Commercial Services & Supplies	1.4
Electrical Equipment	1.4
Trading Companies & Distributors	1.3
Electronic Equipment, Instruments & Components	1.3
Software	1.2
Semiconductors & Semiconductor Equipment	1.2
Professional Services	1.2
Water Utilities	0.9
Office Electronics	0.9
Construction Materials	0.8
Transportation Infrastructure	0.8
Automobiles	0.8
Computers & Peripherals	0.7
Paper & Forest Products	0.7
Air Freight & Logistics	0.6
Airlines	0.5
Marine	0.5
Specialty Retail	0.5
Independent Power Producers & Energy Traders	0.5
Internet Software & Services	0.5
Containers & Packaging	0.4
Biotechnology	0.4
Internet & Catalog Retail	0.4
Textiles, Apparel & Luxury Goods	0.4
Consumer Finance	0.3
Personal Products	0.3
Household Durables	0.3
Gas Utilities	0.2
Building Products	0.2
Beverages	0.2
Diversified Consumer Services	0.1
Communications Equipment	0.1
Wireless Telecommunication Services	0.1
Short Term Investments	18.1
Other Assets & Liabilities	(17.5)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)

SPDR S&P Emerging Markets Small Cap ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/12/08, 5/16/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Emerging Markets Small Cap ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2011 is 0.65%.

PERFORMANCE AS OF MARCH 31, 2011

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P EMERGING MARKETS	NET ASSET	MARKET	S&P EMERGING MARKETS
	VALUE	VALUE	UNDER USD2 BILLION INDEX	VALUE	VALUE	UNDER USD2 BILLION INDEX

SIX MONTHS	1.54%	1.19%	4.46%	N/A	N/A	N/A

ONE YEAR	13.14%	12.57%	17.55%	13.14%	12.57%	17.55%

SINCE INCEPTION (1)	9.25%	9.25%	21.63%	3.11%	3.11%	7.03%

(1)	For the period May 12, 2008 to March 31, 2011.

SPDR S&P Emerging Markets Small Cap ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR S&P	S&P Emerging
	Emerging Markets	Markets Under
	Small Cap	USD2 Billion
	ETF	Index
5/12/2008	10000.00	10000.00
5/29/08	9836.00	9863.00
6/30/08	8629.00	8648.00
7/31/08	8394.00	8454.00
8/31/08	7948.00	7961.00
9/30/08	6252.00	6372.00
10/31/09	4594.00	4696.00
11/30/09	4320.00	4380.00
12/31/09	4681.00	4795.00
1/31/10	4357.00	4473.00
2/28/10	4267.00	4369.00
3/31/10	4809.00	4906.00
4/30/10	5785.00	5893.00
5/31/10	7034.00	7211.00
6/30/10	7021.00	7239.00
7/9/09	7878.00	8144.00
8/31/09	7828.00	8150.00
9/30/09	8468.00	8839.00
10/31/09	8472.00	8863.00
11/30/09	8820.00	9291.00
12/31/09	9389.00	9941.00
1/31/10	8962.00	9512.00
2/28/10	8947.00	9484.00
3/31/10	9656.00	10347.00
4/30/10	9894.00	10597.00
5/31/10	8905.00	9534.00
6/30/10	9031.00	9593.00
7/31/10	9760.00	10401.00
8/31/10	9705.00	10439.00
9/30/10	10759.00	11644.00
10/31/10	11078.00	12063.00
11/30/10	10920.00	11887.00
12/31/10	11516.00	12640.00
1/31/11	11026.00	12199.00
2/28/11	10538.00	11755.00
3/31/11	10925.00	12163.00

SPDR S&P Emerging Markets Small Cap ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2011

		ANHANGUERA
		EDUCACIONAL		CHINA SHANSHUI	EMPRESAS LA
DESCRIPTION	BEC WORLD PCL	PARTICIPACOES SA	LEWIS GROUP, LTD.	CEMENT GROUP, LTD.	POLAR SA

MARKET VALUE	$4,209,315	3,789,590	3,722,151	3,662,575	3,524,551

% OF NET ASSETS	0.7	0.6	0.6	0.6	0.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2011*

PERCENT OF
INDUSTRY**	NET ASSETS

Real Estate Management & Development	7.4%
Semiconductors & Semiconductor Equipment	6.7
Electronic Equipment, Instruments & Components	6.1
Food Products	5.2
Metals & Mining	4.8
Chemicals	4.6
Construction & Engineering	3.7
Computers & Peripherals	3.5
Commercial Banks	3.3
Machinery	2.9
Capital Markets	2.4
Electrical Equipment	2.3
Media	2.1
Industrial Conglomerates	2.1
Transportation Infrastructure	2.0
Household Durables	2.0
Diversified Financial Services	2.0
Textiles, Apparel & Luxury Goods	1.9
Hotels, Restaurants & Leisure	1.9
Pharmaceuticals	1.8
Construction Materials	1.8
Communications Equipment	1.8
Oil, Gas & Consumable Fuels	1.6
Specialty Retail	1.6
Auto Components	1.5
Multiline Retail	1.4
IT Services	1.3
Marine	1.2
Energy Equipment & Services	1.1
Food & Staples Retailing	1.0
Independent Power Producers & Energy Traders	1.0
Software	1.0
Health Care Providers & Services	0.9
Beverages	0.9
Paper & Forest Products	0.8
Diversified Consumer Services	0.8
Leisure Equipment & Products	0.8
Real Estate Investment Trusts	0.7
Commercial Services & Supplies	0.7
Health Care Equipment & Supplies	0.7
Diversified Telecommunication Services	0.7
Insurance	0.6
Internet Software & Services	0.6
Trading Companies & Distributors	0.6
Air Freight & Logistics	0.5
Electric Utilities	0.5
Personal Products	0.4
Gas Utilities	0.4
Tobacco	0.4
Airlines	0.4
Containers & Packaging	0.4
Biotechnology	0.4
Water Utilities	0.4
Building Products	0.3
Automobiles	0.3
Consumer Finance	0.3
Household Products	0.3
Office Electronics	0.2
Wireless Telecommunication Services	0.2
Internet & Catalog Retail	0.1
Thrifts & Mortgage Finance	0.1
Distributors	0.1
Short Term Investments	3.2
Other Assets & Liabilities	(2.7)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs, except for Tatung Co., Ltd., which was Level 2 and part of the Household Durables Industry, China Hongxing Sports, Ltd., which was Level 2 and part of the Textiles, Apparel & Luxury Goods Industry and China Forestry Holdings, Ltd., which was Level 2 and part of the Paper & Forest Products Industry, representing 0.22%, 0.07% and 0.10% of net assets, respectively. (Note 2)

SPDR Dow Jones Global Real Estate ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/7/08, 5/13/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Dow Jones Global Real Estate ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2011 is 0.50%.

PERFORMANCE AS OF MARCH 31, 2011

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			DOW JONES GLOBAL			DOW JONES GLOBAL
	NET ASSET	MARKET	SELECT REAL ESTATE	NET ASSET	MARKET	SELECT REAL ESTATE
	VALUE	VALUE	SECURITIES INDEX	VALUE	VALUE	SECURITIES INDEX

SIX MONTHS	11.48%	11.59%	11.29%	N/A	N/A	N/A

ONE YEAR	22.16%	22.29%	22.05%	22.16%	22.29%	22.05%

SINCE INCEPTION (1)	−10.16%	−9.88%	−11.42%	−3.63%	−3.52%	−4.10%

(1)	For the period May 7, 2008 to March 31, 2011.

SPDR Dow Jones Global Real Estate ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR Dow	Dow Jones
	Jones Global	Global Select
	Real Estate	Real Estate
	ETF	Securities Index
5/7/2008	10000.00	10000.00
5/31/08	9840.00	9836.00
6/30/08	8746.00	8722.00
7/31/08	8791.00	8769.00
8/31/08	8670.00	8637.00
9/30/08	8011.00	7955.00
10/31/08	5669.00	5618.00
11/30/08	4734.00	4689.00
12/31/08	5217.00	5160.00
1/31/09	4510.00	4463.00
2/28/09	3726.00	3687.00
3/31/09	3930.00	3886.00
4/30/09	4771.00	4719.00
5/31/09	5216.00	5156.00
6/30/09	5187.00	5131.00
7/31/09	5700.00	5648.00
8/31/09	6339.00	6271.00
9/30/09	6732.00	6660.00
10/31/09	6557.00	6486.00
11/30/09	6732.00	6665.00
12/31/09	6997.00	6919.00
1/31/10	6662.00	6580.00
2/28/10	6857.00	6776.00
3/31/10	7354.00	7258.00
4/30/10	7655.00	7554.00
5/31/10	7037.00	6954.00
6/30/10	6844.00	6753.00
7/31/10	7537.00	7444.00
8/31/10	7528.00	7430.00
9/30/10	8058.00	7959.00
10/31/10	8437.00	8333.00
11/30/10	8105.00	7999.00
12/31/10	8666.00	8568.00
1/31/11	8805.00	8684.00
2/28/11	9117.00	8983.00
3/31/11	8984.00	8858.00

SPDR Dow Jones Global Real Estate ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2011

				BROOKFIELD ASSET
	SIMON PROPERTY			MANAGEMENT, INC.	EQUITY
DESCRIPTION	GROUP, INC.	WESTFIELD GROUP	UNIBAIL-RODAMCO SE	(CLASS A)	RESIDENTIAL

MARKET VALUE	$12,195,558	8,667,167	7,694,645	7,037,088	6,207,977

% OF NET ASSETS	4.9	3.5	3.1	2.9	2.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2011*

PERCENT OF
INDUSTRY**	NET ASSETS

Retail REITs	28.0%
Real Estate Management & Development	17.1
Office REITs	14.8
Specialized REITs	13.5
Diversified REITs	11.6
Residential REITs	9.1
Industrial REITs	5.3
Diversified Capital Markets	0.3
Short Term Investments	9.9
Other Assets & Liabilities	(9.6)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs except for Martinsa-Fadesa SA, which was Level 2 and part of the Real Estate Management & Development Industry, representing less than 0.05% of net assets. (Note 2)

SPDR S&P International Consumer Discretionary Sector ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Consumer Discretionary Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2011 is 0.50%.

PERFORMANCE AS OF MARCH 31, 2011

		CUMULATIVE TOTAL RETURN		AVERAGE ANNUAL TOTAL RETURN

						S&P DEVELOPED EX-U.S.
						BMI CONSUMER
	NET ASSET	MARKET		NET ASSET	MARKET	DISCRETIONARY SECTOR
	VALUE	VALUE	S&P DEVELOPED EX-U.S. BMI CONSUMER DISCRETIONARY SECTOR INDEX	VALUE	VALUE	INDEX

SIX MONTHS	9.26%	8.39%	10.44%	N/A	N/A	N/A

ONE YEAR	16.81%	16.23%	18.81%	16.81%	16.23%	18.81%

SINCE INCEPTION (1)	19.67%	18.93%	20.33%	6.85%	6.61%	7.08%

(1)	For the period July 16, 2008 to March 31, 2011.

SPDR S&P International Consumer Discretionary Sector ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR S&P	S&P Developed
	International Consumer	Ex-U.S. BMI
	Discretionary Sector	Consumer Discertionary
	ETF	Sector Index
7/16/2008	10000.00	10000.00
7/31/08	10235.00	10251.00
8/31/08	10027.00	10047.00
9/30/08	8771.00	8725.00
10/31/08	7407.00	7187.00
11/30/08	6560.00	6384.00
12/31/08	6969.00	6788.00
1/31/09	6485.00	6309.00
2/28/09	6029.00	5887.00
3/31/09	6455.00	6289.00
4/30/09	7801.00	7543.00
5/31/09	8238.00	8058.00
6/30/09	8221.00	8065.00
7/9/09	9099.00	8966.00
8/31/09	9376.00	9222.00
9/30/09	9682.00	9545.00
10/31/09	9537.00	9448.00
11/30/09	9573.00	9476.00
12/31/09	9918.00	9796.00
1/31/10	9636.00	9529.00
2/28/10	9475.00	9384.00
3/31/10	10245.00	10128.00
4/30/10	10330.00	10277.00
5/31/10	9334.00	9278.00
6/30/10	9285.00	9197.00
7/31/10	10042.00	9949.00
8/31/10	9753.00	9682.00
9/30/10	10952.00	10895.00
10/31/10	11347.00	11314.00
11/30/10	11258.00	11211.00
12/31/10	11944.00	11932.00
1/31/11	12153.00	12122.00
2/28/11	12349.00	12366.00
3/31/11	11967.00	12033.00

SPDR S&P International Consumer Discretionary Sector ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2011

				LVMH MOET HENNESSY
DESCRIPTION	TOYOTA MOTOR CORP.	DAIMLER AG	HONDA MOTOR CO., LTD.	LOUIS VUITTON SA	VIVENDI SA

MARKET VALUE	$1,604,669	970,865	844,595	597,913	530,406

% OF NET ASSETS	6.8	4.1	3.6	2.6	2.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2011*

PERCENT OF
INDUSTRY**	NET ASSETS

Automobiles	27.9%
Media	17.8
Hotels, Restaurants & Leisure	10.4
Textiles, Apparel & Luxury Goods	9.3
Auto Components	8.7
Specialty Retail	8.2
Household Durables	7.7
Multiline Retail	4.0
Distributors	1.9
Leisure Equipment & Products	1.8
Internet & Catalog Retail	1.2
Diversified Consumer Services	0.6
Short Term Investments	0.2
Other Assets & Liabilities	0.3

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)

SPDR S&P International Consumer Staples Sector ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Consumer Staples Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2011 is 0.50%.

PERFORMANCE AS OF MARCH 31, 2011

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED EX-			S&P DEVELOPED EX-
	NET ASSET	MARKET	U.S. BMI CONSUMER	NET ASSET	MARKET	U.S. BMI CONSUMER
	VALUE	VALUE	STAPLES SECTOR INDEX	VALUE	VALUE	STAPLES SECTOR INDEX

SIX MONTHS	4.36%	4.70%	4.53%	N/A	N/A	N/A

ONE YEAR	9.96%	9.82%	11.45%	9.96%	9.82%	11.45%

SINCE INCEPTION (1)	19.14%	19.52%	24.12%	6.68%	6.80%	8.31%

(1)	For the period July 16, 2008 to March 31, 2011.

SPDR S&P International Consumer Staples Sector ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

SPDR S&P International Consumer Staples Sector ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2011

		BRITISH AMERICAN
DESCRIPTION	NESTLE SA	TOBACCO PLC	UNILEVER NV	DIAGEO PLC	TESCO PLC

MARKET VALUE	$2,206,310	830,631	597,339	533,948	516,678

% OF NET ASSETS	15.9	6.0	4.3	3.8	3.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2011*

PERCENT OF
INDUSTRY**	NET ASSETS

Food Products	35.0%
Food & Staples Retailing	23.9
Beverages	18.7
Tobacco	11.2
Personal Products	6.2
Household Products	4.4
Short Term Investments	0.1
Other Assets & Liabilities	0.5

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)

SPDR S&P International Energy Sector ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Energy Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2011 is 0.50%.

PERFORMANCE AS OF MARCH 31, 2011

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED			S&P DEVELOPED
	NET ASSET	MARKET	EX-U.S. BMI ENERGY	NET ASSET	MARKET	EX-U.S. BMI ENERGY
	VALUE	VALUE	SECTOR INDEX	VALUE	VALUE	SECTOR INDEX

SIX MONTHS	24.08%	24.24%	25.70%	N/A	N/A	N/A

ONE YEAR	18.50%	18.74%	21.03%	18.50%	18.74%	21.03%

SINCE INCEPTION (1)	2.72%	2.89%	6.89%	1.00%	1.06%	2.48%

(1)	For the period July 16, 2008 to March 31, 2011.

SPDR S&P International Energy Sector ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

SPDR S&P International Energy Sector ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2011

	ROYAL DUTCH
DESCRIPTION	SHELL PLC	TOTAL SA	BP PLC	BG GROUP PLC	SUNCOR ENERGY, INC.

MARKET VALUE	$2,626,672	1,630,855	1,572,957	1,018,610	831,920

% OF NET ASSETS	14.5	9.0	8.7	5.6	4.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2011*

PERCENT OF
INDUSTRY**	NET ASSETS

Oil, Gas & Consumable Fuels	90.0%
Energy Equipment & Services	9.8
Short Term Investments	0.0 ***
Other Assets & Liabilities	0.2

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)
***	Amount represents less than 0.05% of net assets.

SPDR S&P International Financial Sector ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Financial Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2011 is 0.50%.

PERFORMANCE AS OF MARCH 31, 2011

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED			S&P DEVELOPED
	NET ASSET	MARKET	EX-U.S. BMI FINANCIALS	NET ASSET	MARKET	EX-U.S. BMI FINANCIALS
	VALUE	VALUE	SECTOR INDEX	VALUE	VALUE	SECTOR INDEX

SIX MONTHS	8.22%	8.59%	8.69%	N/A	N/A	N/A

ONE YEAR	5.41%	5.66%	6.75%	5.41%	5.66%	6.75%

SINCE INCEPTION (1)	−8.03%	−7.85%	−7.31%	−3.04%	−2.97%	−2.76%

(1)	For the period July 16, 2008 to March 31, 2011.

SPDR S&P International Financial Sector ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

SPDR S&P International Financial Sector ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2011

	HSBC HOLDINGS		COMMONWEALTH	WESTPAC	ROYAL BANK
DESCRIPTION	PLC	BANCO SANTANDER SA	BANK OF AUSTRALIA	BANKING CORP.	OF CANADA

MARKET VALUE	$470,262	254,117	240,655	237,041	230,093

% OF NET ASSETS	5.0	2.7	2.6	2.5	2.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2011*

PERCENT OF
INDUSTRY**	NET ASSETS

Commercial Banks	54.5%
Insurance	18.5
Capital Markets	9.2
Real Estate Management & Development	8.1
Diversified Financial Services	4.6
Real Estate Investment Trusts	3.6
Consumer Finance	0.9
Short Term Investments	0.3
Other Assets & Liabilities	0.3

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs, except for The Sumitomo Trust & Banking Co., Ltd., which was Level 2 and part of the Commercial Banks Industry, representing 0.50% of net assets. (Note 2)

SPDR S&P International Health Care Sector ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Health Care Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2011 is 0.50%.

PERFORMANCE AS OF MARCH 31, 2011

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED			S&P DEVELOPED
	NET ASSET	MARKET	EX-U.S. BMI HEALTH	NET ASSET	MARKET	EX-U.S. BMI HEALTH
	VALUE	VALUE	CARE SECTOR INDEX	VALUE	VALUE	CARE SECTOR INDEX

SIX MONTHS	6.45%	6.66%	6.64%	N/A	N/A	N/A

ONE YEAR	7.65%	7.24%	9.05%	7.65%	7.24%	9.05%

SINCE INCEPTION (1)	5.29%	5.35%	9.04%	1.92%	1.94%	3.24%

(1)	For the period July 16, 2008 to March 31, 2011.

SPDR S&P International Health Care Sector ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

SPDR S&P International Health Care Sector ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2011

DESCRIPTION	NOVARTIS AG	ROCHE HOLDING AG	GLAXOSMITHKLINE PLC	SANOFI-AVENTIS SA	ASTRAZENECA PLC

MARKET VALUE	$1,340,459	1,016,648	938,940	749,632	622,669

% OF NET ASSETS	10.8	8.2	7.6	6.1	5.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2011*

PERCENT OF
INDUSTRY**	NET ASSETS

Pharmaceuticals	71.5%
Health Care Equipment & Supplies	12.6
Health Care Providers & Services	6.7
Biotechnology	5.6
Chemicals	0.6
Health Care Technology	0.5
Life Sciences Tools & Services	0.5
Short Term Investments	0.1
Other Assets & Liabilities	1.9

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)

SPDR S&P International Industrial Sector ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Industrial Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2011 is 0.50%.

PERFORMANCE AS OF MARCH 31, 2011

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED			S&P DEVELOPED
	NET ASSET	MARKET	EX-U.S. BMI INDUSTRIAL	NET ASSET	MARKET	EX-U.S. BMI INDUSTRIAL
	VALUE	VALUE	SECTOR INDEX	VALUE	VALUE	SECTOR INDEX

SIX MONTHS	16.03%	15.26%	17.14%	N/A	N/A	N/A

ONE YEAR	20.40%	19.45%	22.74%	20.40%	19.45%	22.74%

SINCE INCEPTION (1)	13.29%	12.76%	13.76%	4.71%	4.53%	4.87%

(1) For the period July 16, 2008 to March 31, 2011.

SPDR S&P International Industrial Sector ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

SPDR S&P International Industrial Sector ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2011

			SCHNEIDER		CANADIAN NATIONAL
DESCRIPTION	SIEMENS AG	ABB, LTD.	ELECTRIC SA	MITSUBISHI CORP.	RAILWAY CO.

MARKET VALUE	$1,818,308	883,991	692,104	660,272	658,594

% OF NET ASSETS	5.6	2.7	2.1	2.0	2.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2011*

PERCENT OF
INDUSTRY**	NET ASSETS

Machinery	21.2%
Industrial Conglomerates	13.6
Electrical Equipment	11.1
Trading Companies & Distributors	10.0
Construction & Engineering	6.6
Professional Services	5.5
Road & Rail	5.3
Aerospace & Defense	4.8
Commercial Services & Supplies	4.7
Building Products	4.3
Marine	3.4
Transportation Infrastructure	3.0
Air Freight & Logistics	2.7
Airlines	2.4
Short Term Investments	0.1
Other Assets & Liabilities	1.3

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)

SPDR S&P International Materials Sector ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Materials Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2011 is 0.50%.

PERFORMANCE AS OF MARCH 31, 2011

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED EX-			S&P DEVELOPED EX-
	NET ASSET	MARKET	U.S. BMI MATERIALS	NET ASSET	MARKET	U.S. BMI MATERIALS
	VALUE	VALUE	SECTOR INDEX	VALUE	VALUE	SECTOR INDEX

SIX MONTHS	19.17%	18.84%	20.55%	N/A	N/A	N/A

ONE YEAR	20.50%	20.90%	25.00%	20.50%	20.90%	25.00%

SINCE INCEPTION (1)	2.77%	2.64%	11.67%	1.01%	0.96%	4.16%

(1)	For the period July 16, 2008 to March 31, 2011.

SPDR S&P International Materials Sector ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

SPDR S&P International Materials Sector ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2011

DESCRIPTION	BHP BILLITON, LTD.	RIO TINTO PLC	BHP BILLITON PLC	BASF SE	ANGLO AMERICAN PLC

MARKET VALUE	$3,665,227	2,140,049	1,976,202	1,643,467	1,520,041

% OF NET ASSETS	8.7	5.1	4.7	3.9	3.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2011*

PERCENT OF
INDUSTRY**	NET ASSETS

Metals & Mining	61.4%
Chemicals	29.9
Construction Materials	4.7
Paper & Forest Products	3.0
Containers & Packaging	0.4
Short Term Investments	0.0 ***
Other Assets & Liabilities	0.6

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)
***	Amount shown represents less than 0.05% of net assets.

SPDR S&P International Technology Sector ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Technology Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2011 is 0.50%.

PERFORMANCE AS OF MARCH 31, 2011

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED EX-			S&P DEVELOPED EX-
	NET ASSET	MARKET	U.S. BMI INFORMATION	NET ASSET	MARKET	U.S. BMI INFORMATION
	VALUE	VALUE	TECHNOLOGY SECTOR INDEX	VALUE	VALUE	TECHNOLOGY SECTOR INDEX

SIX MONTHS	13.68%	13.88%	13.62%	N/A	N/A	N/A

ONE YEAR	6.34%	5.95%	6.92%	6.34%	5.95%	6.92%

SINCE INCEPTION (1)	3.82%	3.71%	4.12%	1.39%	1.35%	1.50%

(1)	For the period July 16, 2008 to March 31, 2011.

SPDR S&P International Technology Sector ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

SPDR S&P International Technology Sector ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2011

	SAMSUNG ELECTRONICS			TELEFONAKTIEBOLAGET
DESCRIPTION	CO., LTD. GDR	SAP AG	CANON, INC.	LM ERICSSON (CLASS B)	NOKIA OYJ

MARKET VALUE	$4,167,684	1,579,404	1,409,607	1,140,083	926,517

% OF NET ASSETS	15.7	5.9	5.3	4.3	3.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2011*

PERCENT OF
INDUSTRY **	NET ASSETS

Semiconductors & Semiconductor Equipment	28.2%
Electronic Equipment, Instruments & Components	21.0
Software	14.6
Communications Equipment	13.1
Office Electronics	7.5
IT Services	7.1
Computers & Peripherals	5.8
Internet Software & Services	2.1
Short Term Investments	0.1
Other Assets & Liabilities	0.5

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)

SPDR S&P International Telecommunications Sector ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Telecommunications Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2011 is 0.50%.

PERFORMANCE AS OF MARCH 31, 2011

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED EX-U.S. BMI			S&P DEVELOPED EX-U.S. BMI
	NET ASSET	MARKET	TELECOMMUNICATION	NET ASSET	MARKET	TELECOMMUNICATION
	VALUE	VALUE	SERVICES SECTOR INDEX	VALUE	VALUE	SERVICES SECTOR INDEX

SIX MONTHS	9.95%	9.97%	10.48%	N/A	N/A	N/A

ONE YEAR	20.35%	20.07%	21.49%	20.35%	20.07%	21.49%

SINCE INCEPTION (1)	9.21%	9.00%	11.56%	3.30%	3.23%	4.12%

(1)	For the period July 16, 2008 to March 31, 2011.

SPDR S&P International Telecommunications Sector ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

SPDR S&P International Telecommunications Sector ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2011

DESCRIPTION	VODAFONE GROUP PLC	TELEFONICA SA	DEUTSCHE TELEKOM AG	SOFTBANK CORP.	FRANCE TELECOM SA

MARKET VALUE	$1,824,939	1,241,688	498,155	444,643	437,816

% OF NET ASSETS	19.8	13.4	5.4	4.8	4.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2011*

PERCENT OF
INDUSTRY**	NET ASSETS

Diversified Telecommunication Services	61.7%
Wireless Telecommunication Services	37.3
Short Term Investments	0.3
Other Assets & Liabilities	0.7

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)

SPDR S&P International Utilities Sector ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Utilities Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2011 is 0.50%.

PERFORMANCE AS OF MARCH 31, 2011

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED			S&P DEVELOPED
	NET ASSET	MARKET	EX-U.S. BMI UTILITLES	NET ASSET	MARKET	EX-U.S. BMI UTILITLES
	VALUE	VALUE	SECTOR INDEX	VALUE	VALUE	SECTOR INDEX

SIX MONTHS	3.40%	3.44%	3.49%	N/A	N/A	N/A

ONE YEAR	0.58%	0.54%	0.75%	0.58%	0.54%	0.75%

SINCE INCEPTION (1)	−21.04%	−20.93%	−20.13%	−8.35%	−8.30%	−7.96%

(1)	For the period July 16, 2008 to March 31, 2011.

SPDR S&P International Utilities Sector ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

SPDR S&P International Utilities Sector ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2011

DESCRIPTION	E.ON AG	GDF SUEZ	ENEL SPA	IBERDROLA SA	NATIONAL GRID PLC

MARKET VALUE	$775,030	664,944	551,809	501,532	442,903

% OF NET ASSETS	9.2	7.9	6.6	6.0	5.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2011*

PERCENT OF
INDUSTRY**	NET ASSETS

Electric Utilities	52.8%
Multi-Utilities	29.6
Gas Utilities	10.1
Independent Power Producers & Energy Traders	5.3
Water Utilities	1.8
Short Term Investments	0.4
Other Assets & Liabilities	0.0 ***

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)
***	Amount represents less than 0.05% of net assets.

SPDR STOXX Europe 50 ETF
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.2%
BELGIUM — 1.1%
Anheuser-Busch InBev NV	7,418	$423,128

FINLAND — 0.9%
Nokia OYJ (a)	37,348	319,858

FRANCE — 12.6%
AXA SA	18,492	386,938
BNP Paribas	9,956	729,175
France Telecom SA	19,034	427,046
GDF Suez	13,293	542,343
Sanofi-Aventis SA	11,160	783,543
Societe Generale	7,378	480,055
Total SA	22,146	1,349,964

		4,699,064

GERMANY — 16.2%
Allianz SE	4,511	633,946
BASF SE	9,166	793,846
Bayer AG	8,247	639,469
Daimler AG (a)(b)	8,890	628,898
Deutsche Bank AG	9,288	546,797
Deutsche Telekom AG	29,711	458,310
E.ON AG	19,956	610,287
SAP AG	9,218	565,111
Siemens AG	8,608	1,181,372

		6,058,036

ITALY — 3.5%
ENI SpA	24,302	597,659
Intesa Sanpaolo SpA	106,496	315,556
UniCredit SpA	164,595	407,358

		1,320,573

NETHERLANDS — 2.6%
Ageas VVPR Strip (b)	33,296	94
ING Groep NV (b)	38,514	488,126
Unilever NV	15,486	486,223

		974,443

SPAIN — 6.7%
Banco Bilbao Vizcaya Argentaria SA (a)	44,853	544,915
Banco Santander SA	84,173	978,534
Telefonica SA	39,690	994,965

		2,518,414

SWEDEN — 1.9%
Hennes & Mauritz AB (Class B)	9,754	324,082
Telefonaktiebolaget LM Ericsson (Class B)	29,765	384,071

		708,153

SWITZERLAND — 17.1%
ABB, Ltd. (b)	23,165	558,583
Credit Suisse Group AG	11,078	472,618
Nestle SA	34,556	1,988,712
Novartis AG	24,408	1,329,187
Roche Holding AG	7,007	1,004,884
UBS AG (b)	35,740	643,816
Zurich Financial Services AG	1,465	411,708

		6,409,508

UNITED KINGDOM — 36.6%
Anglo American PLC	13,383	687,974
AstraZeneca PLC	13,919	638,777
Barclays PLC	112,811	501,895
BG Group PLC	33,436	831,277
BHP Billiton PLC	22,251	877,414
BP PLC	187,172	1,362,124
British American Tobacco PLC	20,190	809,736
Diageo PLC	24,945	473,829
GlaxoSmithKline PLC	52,222	995,721
HSBC Holdings PLC	175,480	1,803,040
Rio Tinto PLC	14,071	987,688
Royal Dutch Shell PLC (Class A)	35,374	1,287,360
Standard Chartered PLC	19,594	507,870
Tesco PLC	80,035	488,793
Vodafone Group PLC	517,817	1,465,011

		13,718,509

TOTAL COMMON STOCKS —
(Cost $49,500,545)		37,149,686

SHORT TERM INVESTMENTS — 2.0%
UNITED STATES — 2.0%
MONEY MARKET FUNDS — 2.0%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	710,015	710,015
State Street Institutional Liquid Reserves Fund 0.19% (d)(e)	45,484	45,484

TOTAL SHORT TERM INVESTMENTS —
(Cost $755,499)		755,499

TOTAL INVESTMENTS — 101.2%
(Cost $50,256,044)		37,905,185
OTHER ASSETS & LIABILITIES — (1.2)%		(435,547)

NET ASSETS — 100.0%		$37,469,638

(a)	Security, or portion thereof, was on loan at March 31, 2011.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.

See accompanying notes to financial statements.

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
BELGIUM — 1.8%
Anheuser-Busch InBev NV	55,084	$3,142,031

FINLAND — 1.4%
Nokia Oyj (a)	277,935	2,380,310

FRANCE — 35.9%
Air Liquide SA	21,050	2,800,804
Alstom SA	15,217	901,028
AXA SA	137,324	2,873,454
BNP Paribas	73,937	5,415,127
Carrefour SA	45,047	1,997,054
Compagnie de Saint-Gobain	32,057	1,965,486
Credit Agricole SA	78,367	1,287,819
Danone	45,377	2,968,264
France Telecom SA	141,351	3,171,347
GDF Suez	98,714	4,027,445
L’Oreal SA	17,621	2,055,490
LVMH Moet Hennessy Louis Vuitton SA	19,079	3,024,278
Sanofi-Aventis SA	82,876	5,818,721
Schneider Electric SA	20,003	3,423,383
Societe Generale	54,790	3,564,952
Total SA	164,458	10,024,938
Unibail-Rodamco SE	6,756	1,465,440
Vinci SA	38,607	2,415,841
Vivendi SA	91,575	2,618,575

		61,819,446

GERMANY — 30.2%
Allianz SE	33,501	4,708,012
BASF SE	68,071	5,895,471
Bayer AG	61,244	4,748,837
Bayerische Motoren Werke AG	23,761	1,981,005
Daimler AG (b)	66,019	4,670,325
Deutsche Bank AG	68,971	4,060,417
Deutsche Boerse AG	14,416	1,095,512
Deutsche Telekom AG	220,641	3,403,523
E.ON AG	148,194	4,532,010
Muenchener Rueckversicherungs- Gesellschaft AG	12,504	1,969,631
RWE AG	30,693	1,957,644
SAP AG	68,457	4,196,764
Siemens AG	63,928	8,773,553

		51,992,704

IRELAND — 0.7%
CRH PLC	53,060	1,218,312

ITALY — 9.4%
Assicurazioni Generali SpA	99,174	2,150,474
Enel SpA	471,978	2,979,199
ENI SpA	180,475	4,438,422
Intesa Sanpaolo SpA	790,862	2,343,388
Telecom Italia SpA	767,081	1,181,093
UniCredit SpA	1,222,320	3,025,132

		16,117,708

LUXEMBOURG — 1.4%
APERAM	1	40
ArcelorMittal	68,562	2,483,489

		2,483,529

NETHERLANDS — 5.6%
Ageas VVPR Strip (b)	129,370	367
ING Groep NV (b)	286,010	3,624,886
Koninklijke Philips Electronics NV (b)	73,029	2,337,498
Unilever NV	115,005	3,610,879

		9,573,630

SPAIN — 13.4%
Banco Bilbao Vizcaya Argentaria SA (a)	333,091	4,046,694
Banco Santander SA	625,090	7,266,838
Iberdrola SA	271,664	2,365,541
Repsol YPF SA	60,607	2,079,228
Telefonica SA	294,746	7,388,811

		23,147,112

TOTAL COMMON STOCKS —
(Cost $224,774,492)		171,874,782

SHORT TERM INVESTMENTS — 0.3%
UNITED STATES — 0.3%
MONEY MARKET FUNDS — 0.3%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	521,401	521,401
State Street Institutional Liquid Reserves Fund 0.19% (d)(e)	5,283	5,283

TOTAL SHORT TERM INVESTMENTS —
(Cost $526,684)		526,684

TOTAL INVESTMENTS — 100.1%
(Cost $225,301,176)		172,401,466
OTHER ASSETS & LIABILITIES — (0.1)%		(107,774)

NET ASSETS — 100.0%		$172,293,692

(a)	Security, or portion thereof, was on loan at March 31, 2011.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management. Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.

See accompanying notes to financial statements.

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
CHINA — 29.6%
Agricultural Bank of China, Ltd. (a)(b)	5,712,000	$3,238,528
Air China, Ltd. (a)(b)	2,113,414	1,956,311
Aluminum Corp. of China, Ltd. (a)(b)	2,118,304	2,015,306
Angang Steel Co., Ltd. (a)	831,244	1,141,355
Anhui Conch Cement Co., Ltd.	971,500	6,076,403
Baidu, Inc. ADR (b)	94,069	12,963,649
Bank of China, Ltd.	19,582,466	10,901,247
Bank of Communications Co., Ltd. (a)	3,305,937	3,638,222
Byd Co., Ltd. (a)	179,800	688,853
China Citic Bank Corp., Ltd. (a)	2,586,285	1,881,974
China Coal Energy Co., Ltd	1,348,000	1,837,032
China Communications Construction Co., Ltd.	1,385,000	1,321,218
China Construction Bank Corp.	22,816,148	21,384,089
China COSCO Holdings Co., Ltd. (a)(b)	1,967,730	2,013,722
China Life Insurance Co., Ltd.	2,986,708	11,212,346
China Longyuan Power Group Corp. (a)(b)	958,000	1,029,657
China Mengniu Dairy Co., Ltd. (a)	647,390	1,714,566
China Merchants Bank Co., Ltd. (a)	1,841,380	5,101,661
China Merchants Property Development Co., Ltd.	665,300	1,235,965
China Minsheng Banking Corp., Ltd. (a)	1,449,000	1,331,973
China National Building Material Co., Ltd.	424,000	1,556,298
China Oilfield Services, Ltd.	544,557	1,232,188
China Pacific Insurance Group Co., Ltd.	328,800	1,382,294
China Petroleum & Chemical Corp.	7,823,174	7,845,100
China Railway Construction Corp.	475,500	493,950
China Railway Group, Ltd.	1,354,000	873,863
China Shenhua Energy Co., Ltd.	1,611,040	7,591,039
China Shipping Container Lines Co., Ltd. (a)(b)	8,522,339	3,374,663
China Shipping Development Co., Ltd.	1,295,215	1,455,373
China Telecom Corp., Ltd.	7,661,320	4,678,624
Ctrip.com International, Ltd. ADR (b)	103,465	4,292,763
Dongfeng Motor Group Co., Ltd.	938,468	1,597,454
Focus Media Holding, Ltd. ADR (a)(b)	49,918	1,530,985
Guangzhou Automobile Group Co., Ltd. (a)	1,720,032	2,089,725
Guangzhou R&F Properties Co., Ltd. (a)	1,197,376	1,782,625
Huaneng Power International, Inc. (a)	2,602,472	1,522,363
Industrial & Commercial Bank of China	17,948,138	14,906,401
Inner Mongolia Yitai Coal Co., Ltd.	418,576	2,938,404
Jiangsu Expressway Co., Ltd.	2,514,299	2,818,735
Jiangxi Copper Co., Ltd. (a)	1,145,578	3,821,932
Lenovo Group, Ltd. (a)	4,003,703	2,280,271
Maanshan Iron & Steel (a)	2,062,971	1,116,596
Mindray Medical International, Ltd. ADR (a)(b)	23,094	581,969
Netease.com ADR (b)	72,686	3,598,684
PetroChina Co., Ltd.	8,735,208	13,229,378
PICC Property & Casualty Co., Ltd. (a)(b)	829,093	999,832
Ping An Insurance Group Co. of China, Ltd.	663,864	6,729,793
Samling Global, Ltd.	4,426,707	455,294
Semiconductor Manufacturing International Corp. (b)	15,489,837	1,194,865
Shanghai Electric Group Co., Ltd.	3,540,418	1,770,619
Sina Corp. (a)(b)	29,242	3,130,064
Sinopec Shanghai Petrochemical Co., Ltd.	2,573,252	1,210,833
Sohu.com, Inc. (b)	7,964	711,663
Suntech Power Holdings Co., Ltd. ADR (a)(b)	58,859	580,350
Tencent Holdings, Ltd.	265,694	6,473,093
Tingyi Cayman Islands Holding Corp. (a)	1,294,383	3,165,149
Want Want China Holdings, Ltd.	2,223,000	1,746,230
Yanzhou Coal Mining Co., Ltd.	1,458,882	5,307,958
Zijin Mining Group Co., Ltd.	2,121,790	1,691,278

		216,442,775

HONG KONG — 7.7%
Agile Property Holdings, Ltd. (a)	2,430,088	3,830,305
Beijing Enterprises Holdings, Ltd. (a)	162,000	924,738
China Merchants Holdings International Co., Ltd.	680,573	2,874,293
China Mobile, Ltd.	1,675,636	15,435,360
China Overseas Land & Investment, Ltd. (a)	1,955,084	3,976,425
China Resources Enterprise, Ltd.	810,746	3,293,766
China Resources Land, Ltd. (a)	652,857	1,222,082
China Resources Power Holdings Co., Ltd.	588,000	1,132,427
China Unicom (Hong Kong), Ltd. (a)	1,798,172	2,986,858
China Yurun Food Group, Ltd.	382,659	1,284,025
Citic Pacific, Ltd.	421,000	1,169,114
CNOOC, Ltd.	5,152,249	12,982,963
COSCO Pacific, Ltd.	984,143	1,862,460
Kingboard Chemical Holdings, Ltd.	204,000	1,072,690
Kunlun Energy Co., Ltd.	770,000	1,227,533
Sino-Ocean Land Holdings, Ltd. (a)	1,449,000	897,917

		56,172,956

INDIA — 18.0%
Anant Raj Industries, Ltd.	131,369	247,007
Apollo Hospitals Enterprise, Ltd.	277,990	2,957,559
Axis Bank, Ltd.	50,535	1,593,277
Bharat Heavy Electricals, Ltd.	90,551	4,182,869
Bharti Airtel, Ltd.	809,219	6,493,531
Cipla, Ltd.	367,714	2,675,708
DLF, Ltd.	143,200	872,783
Dr Reddy’s Laboratories, Ltd.	21,072	778,712
GAIL India, Ltd.	107,119	1,103,978
Godrej Industries, Ltd.	41,876	171,467
Gujarat Mineral Development Corp., Ltd.	98,662	299,227
HDFC Bank, Ltd.	118,835	6,262,187

See accompanying notes to financial statements.

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

Hero Honda Motors, Ltd.	28,113	$1,008,021
Hindalco Industries, Ltd.	254,479	1,195,501
Hindustan Construction Co.	82,172	66,980
Hindustan Unilever, Ltd.	668,265	4,269,284
Hindustan Zinc, Ltd.	779,550	2,386,984
Housing Development & Infrastructure, Ltd. (b)	22,985	92,311
Housing Development Finance Corp., Ltd.	350,780	5,490,401
ICICI Bank, Ltd.	262	6,545
ICICI Bank, Ltd. ADR	113,673	5,664,326
Idea Cellular, Ltd. (b)	1,023,589	1,555,066
IFCI, Ltd.	19,267	22,834
India Infoline, Ltd.	246,613	414,754
Indiabulls Financial Services, Ltd.	198,088	688,277
Indiabulls Real Estate, Ltd. (b)	37,913	107,078
Indiabulls Securities, Ltd.	222,822	79,945
Indian Hotels Co., Ltd.	1,201,462	2,292,733
Indian Oil Corp. Ltd.	169,091	1,258,845
Infosys Technologies, Ltd. ADR	180,784	12,962,213
Infrastructure Development Finance Co., Ltd.	356,446	1,235,711
ITC, Ltd. GDR	427,735	1,742,165
IVRCL Infrastructures & Projects, Ltd.	93,330	171,613
Jai Corp., Ltd.	41,740	151,629
Jaiprakash Associates, Ltd.	46,995	98,532
Jindal Steel & Power, Ltd.	122,512	1,910,138
JSW Steel, Ltd.	32,457	669,446
KEC International, Ltd.	36,237	66,632
Lanco Infratech, Ltd. (b)	437,920	389,851
Larsen & Toubro, Ltd. GDR (a)	47,583	1,771,991
Mahindra & Mahindra, Ltd.	225,872	3,535,344
Mercator Lines, Ltd.	504,697	436,284
NTPC Ltd.	326,418	1,409,757
Oil & Natural Gas Corp., Ltd.	687,754	4,468,589
Patel Engineering, Ltd. (b)	12,039	37,957
Reliance Capital, Ltd.	74,451	978,322
Reliance Communications, Ltd.	439,783	1,063,092
Reliance Industries, Ltd. GDR (c)	312,372	14,812,680
Reliance Infrastructure, Ltd.	150,182	2,368,157
Satyam Computer Services, Ltd. ADR (b)	129,523	391,159
Sesa Goa, Ltd.	136,504	893,804
Siemens India, Ltd.	154,923	3,064,067
State Bank of India	41,505	2,570,806
Steel Authority of India, Ltd.	473,276	1,803,108
Sterlite Industries India, Ltd.	364,894	1,422,101
Sun Pharmaceutical Industries, Ltd.	124,555	1,223,764
Suzlon Energy, Ltd. (b)	297,843	297,209
Tata Consultancy Services, Ltd.	188,006	4,983,139
Tata Motors, Ltd.	149,649	4,173,863
Tata Steel, Ltd.	76,395	1,065,538
Unitech, Ltd.	291,972	264,507
United Spirits, Ltd.	24,025	571,601
Wipro, Ltd. ADR (a)	240,190	3,518,783
Zee Entertainment Enterprises, Ltd.	516,422	1,424,373

		132,186,115

INDONESIA — 4.2%
Adaro Energy Tbk PT	5,947,500	1,502,670
Astra International Tbk PT	657,720	4,305,488
Bakrieland Development Tbk PT	7,259,500	116,719
Bank Central Asia Tbk PT	4,256,796	3,397,615
Bank Mandiri Tbk PT	2,575,905	2,011,617
Bank Rakyat Indonesia Persero Tbk PT	8,584,296	5,668,642
Bumi Resources Tbk PT	7,451,464	2,866,771
Gudang Garam Tbk PT	183,000	879,535
Indocement Tunggal Prakarsa Tbk PT	633,330	1,189,198
Indosat Tbk PT	1,408,248	857,159
Perusahaan Gas Negara Tbk PT	6,352,640	2,845,282
Semen Gresik Persero Tbk PT	1,025,000	1,071,203
Telekomunikasi Indonesia Tbk PT	3,325,094	2,806,712
United Tractors Tbk PT	450,000	1,121,447

		30,640,058

MALAYSIA — 7.2%
Alliance Financial Group Bhd	2,890,300	3,025,093
Axiata Group Bhd (b)	910,600	1,440,124
Bintulu Port Holdings Bhd	1,003,706	2,220,332
Bursa Malaysia Bhd	786,007	2,161,763
Carlsberg Brewery Malay Bhd	1,691,803	4,127,916
CIMB Group Holdings Bhd	724,100	1,960,419
ECM Libra Financial Group Bhd	6,273,028	1,843,333
Genting Bhd	1,398,400	5,097,263
Genting Malaysia Bhd	1,066,700	1,296,065
IJM Corp. Bhd	1,775,140	3,756,879
IOI Corp. Bhd	2,188,196	4,161,456
Landmarks Bhd	2,131,800	1,069,859
Lingkaran Trans Kota Holdings Bhd	125,300	145,623
Malayan Banking Bhd	727,071	2,150,906
Malaysian Airline System Bhd (b)	3,156,066	1,917,346
Maxis Bhd	747,400	1,327,614
Naim Holdings Bhd	2,188,213	2,225,240
OSK Holdings Bhd	2,853,525	1,695,863
OSK Ventures International Bhd (b)	388,464	46,173
PPB Group Bhd	205,300	1,153,679
Public Bank Bhd	351,100	1,520,902
Sime Darby Bhd	675,500	2,058,560
Star Publications Malaysia Bhd	118,700	137,169
TAN Chong Motor Holdings Bhd	870,800	1,397,305
Tenaga Nasional Bhd	668,250	1,378,972
Uchi Technologies Bhd	2,932,000	1,423,043
Wah Seong Corp Bhd	2,140,006	1,490,850
Zelan Bhd (b)	2,316,300	401,505

		52,631,252

PHILIPPINES — 1.4%
Ayala Land, Inc.	9,157,775	3,270,634
First Gen Corp. (b)	8,549,570	2,517,592
First Philippine Holdings Corp.	1,657,854	2,192,646
Philippine Long Distance Telephone Co.	47,069	2,520,469

		10,501,341

TAIWAN — 27.6%
Acer, Inc.	1,394,456	2,845,200
Advanced Semiconductor Engineering, Inc.	3,235,656	3,510,021

See accompanying notes to financial statements.

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

Asia Cement Corp.	1,985,747	$2,231,783
Asustek Computer, Inc.	261,310	2,261,520
AU Optronics Corp. ADR (a)(b)	359,353	3,155,119
Catcher Technology Co., Ltd.	521,539	2,580,515
Cathay Financial Holding Co., Ltd.	2,394,995	3,954,126
Chang Hwa Commercial Bank	4,514,000	3,622,682
Chimei Innolux Corp. (b)	341,643	350,281
China Development Financial Holding Corp.	6,714,168	2,705,623
China Steel Chemical Corp.	66,877	357,053
China Steel Corp.	4,082,417	4,879,770
Chinatrust Financial Holding Co., Ltd.	4,774,437	4,058,998
Chunghwa Picture Tubes, Ltd. (b)	2,898,368	360,738
Chunghwa Telecom Co., Ltd.	1,171,268	3,648,450
Compal Electronics, Inc.	2,958,431	2,937,656
Delta Electronics, Inc.	910,893	3,608,693
Epistar Corp.	409,170	1,502,741
Everlight Electronics Co., Ltd.	349,996	990,246
Far Eastern New Century Corp.	2,803,940	4,333,704
First Financial Holding Co., Ltd	3,342,540	2,864,401
Formosa Chemicals & Fibre Corp.	1,526,390	5,787,580
Formosa Petrochemical Corp.	547,000	1,795,028
Formosa Plastics Corp.	2,250,940	7,922,476
Foxconn Technology Co., Ltd.	630,752	2,402,334
Fubon Financial Holding Co., Ltd.	3,114,849	4,136,325
Hon Hai Precision Industry Co., Ltd.	2,912,732	10,202,214
HTC Corp.	372,296	14,559,380
Hua Nan Financial Holdings Co., Ltd.	3,087,626	2,309,958
King Yuan Electronics Co., Ltd. (b)	4,109,898	2,264,137
Largan Precision Co., Ltd.	84,710	2,293,002
Lite-On Technology Corp.	1,256,050	1,546,223
Macronix International Co., Ltd.	2,917,411	1,934,590
MediaTek, Inc.	475,219	5,462,194
Mega Financial Holding Co., Ltd.	3,754,000	2,955,302
Motech Industries, Inc.	196,354	851,347
Nan Ya Plastics Corp.	2,290,960	6,754,501
Novatek Microelectronics Corp.	341,062	1,004,403
Pegatron Corp. (b)	700,630	794,587
Polaris Securities Co., Ltd.	799,150	540,802
Powerchip Technology Corp. (b)	3,189,555	690,918
Powertech Technology, Inc.	705,744	2,210,362
ProMOS Technologies, Inc. (b)	1,190,850	65,604
Quanta Computer, Inc.	1,977,194	3,731,633
Realtek Semiconductor Corp.	648,527	1,164,444
Shin Kong Financial Holding Co., Ltd. (b)	4,502,642	1,952,245
Siliconware Precision Industries Co.	1,547,745	1,936,885
SinoPac Financial Holdings Co., Ltd.	4,804,000	2,164,589
Synnex Technology International Corp.	445,000	1,038,104
Tainan Enterprises Co., Ltd.	964,567	1,341,567
Taishin Financial Holdings Co., Ltd. (b)	4,578,341	2,592,263
Taiwan Cement Corp.	2,505,216	3,024,337
Taiwan FU Hsing Industrial Co., Ltd.	3,091,000	2,417,595
Taiwan Mobile Co., Ltd.	621,000	1,461,350
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,738,043	21,169,364
Tatung Co., Ltd. (b)(d)	3,646,000	836,907
Tripod Technology Corp.	740,839	3,262,498
Uni-President Enterprises Corp.	2,656,543	3,640,647
United Integrated Services Co., Ltd.	2,289,000	3,187,545
United Microelectronics Corp. ADR (a)	1,224,029	3,341,599
Via Technologies, Inc. (b)	702,981	741,075
Walsin Lihwa Corp. (b)	1,002,000	526,445
Wistron Corp.	1,304,979	2,067,979
Yageo Corp.	6,559,000	3,200,709
Yuanta Financial Holding Co., Ltd.	2,613,000	1,879,345

		201,921,712

THAILAND — 3.8%
Advanced Info Service PCL	923,223	2,747,233
Bangkok Expressway PCL	3,504,542	2,189,977
CP ALL PCL	777,300	1,028,005
Electricity Generating PCL (Foreign ownership limit)	889,946	2,802,690
IRPC PCL	6,282,439	1,194,380
Kasikornbank PCL	387,654	1,627,775
PTT Exploration & Production PCL	776,445	4,672,276
PTT PCL	495,226	5,796,330
Siam Cement PCL	105,600	1,225,512
Siam Commercial Bank PCL (e)	512,497	1,796,154
Siam Commercial Bank PCL (e)	900	3,214
Thai Oil PCL	930,105	2,560,133

		27,643,679

TOTAL COMMON STOCKS —
(Cost $611,102,614)		728,139,888

PREFERRED STOCK — 0.0% (f)
MALAYSIA — 0.0% (f)
Malaysian Airline System Bhd , 30.00% (b) (Cost $1,124)	5,115	1,469

WARRANTS — 0.0% (f)
MALAYSIA — 0.0% (f)
IJM Land Bhd (expiring 9/11/13) (b) (Cost $0)	27,580	13,022

SHORT TERM INVESTMENTS — 4.8%
UNITED STATES — 4.8%
MONEY MARKET FUNDS — 4.8%
State Street Navigator Securities Lending Prime Portfolio (g)(h)	31,496,093	31,496,093
State Street Institutional Liquid Reserves Fund 0.19% (h)(i)	3,422,814	3,422,814

TOTAL SHORT TERM INVESTMENTS —
(Cost $34,918,907)		34,918,907

TOTAL INVESTMENTS — 104.3%
(Cost $646,022,645)		763,073,286
OTHER ASSETS & LIABILITIES — (4.3)%		(31,731,358)

NET ASSETS — 100.0%		$731,341,928

See accompanying notes to financial statements.

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

(a)	Security, or portion thereof, was on loan at March 31, 2011.
(b)	Non-income producing security.
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 2.0% of net assets as of March 31, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs. (Note 2)
(e)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(f)	Amount shown represents less than 0.05% of net assets.
(g)	Investments of cash collateral for securities loaned.
(h)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(i)	Rate quoted represents the seven day yield of the fund.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt

See accompanying notes to financial statements.

SPDR S&P Russia ETF
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 100.0%
RUSSIA — 100.0%
CHEMICALS — 2.5%
Uralkali GDR	87,127	$3,613,157

COMMERCIAL BANKS — 12.5%
Sberbank GDR	34,224	14,205,928
VTB Bank OJSC GDR	570,088	3,990,616

		18,196,544

CONSTRUCTION MATERIALS — 0.5%
LSR Group GDR	72,087	690,593

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
Rostelecom ADR	33,433	1,212,692

ELECTRIC UTILITIES — 2.4%
Federal Hydrogenerating Co. JSC ADR (a)	681,913	3,470,937

ENERGY EQUIPMENT & SERVICES — 1.5%
Eurasia Drilling Co., Ltd. GDR	27,836	946,424
Integra Group Holdings GDR (a)	130,092	448,817
TMK OAO GDR (a)	37,660	794,250

		2,189,491

FOOD & STAPLES RETAILING — 3.3%
Magnit OJSC GDR	98,376	2,981,776
X5 Retail Group NV GDR (a)	43,011	1,812,914

		4,794,690

FOOD PRODUCTS — 1.0%
Wimm-Bill-Dann Foods OJSC ADR	45,148	1,511,104

HOUSEHOLD DURABLES — 0.4%
PIK Group GDR (a)	121,366	544,933

MEDIA — 0.4%
CTC Media, Inc.	23,769	560,235

METALS & MINING — 17.0%
Evraz Group SA GDR (a)	54,422	2,160,554
Magnitogorsk Iron & Steel Works GDR	78,652	1,150,679
Mechel OAO ADR	61,927	1,906,732
MMC Norilsk Nickel OJSC ADR	382,197	10,105,289
Novolipetsk Steel OJSC GDR	35,538	1,563,672
Polymetal JSC GDR (a)	86,536	1,635,530
Polyus Gold OJSC ADR	69,876	2,459,635
Severstal GDR	85,526	1,677,165
United Co. RUSAL PLC (a)	1,217,000	2,109,120

		24,768,376

OIL, GAS & CONSUMABLE FUELS — 48.6%
Gazprom Neft JSC ADR	59,111	1,557,575
Gazprom OAO ADR (b)	928,127	30,043,471
Gazprom OAO ADR (b)	4,109	132,885
Lukoil OAO ADR	183,387	13,139,678
NovaTek OAO GDR	51,565	7,167,535
Rosneft Oil Co. GDR	689,256	6,296,354
Surgutneftegas OJSC ADR	446,884	4,857,629
Surgutneftegas OJSC ADR Preference Shares	332,308	1,990,525
Tatneft ADR	126,189	5,576,292

		70,761,944

PHARMACEUTICALS — 1.1%
Pharmstandard GDR (a)	56,644	1,583,200

ROAD & RAIL — 0.6%
Globaltrans Investment PLC GDR	44,603	820,249

TRANSPORTATION INFRASTRUCTURE — 0.3%
Novorossiysk Commercial Sea Port PJSC GDR	52,187	526,567

WIRELESS TELECOMMUNICATION SERVICES — 7.1%
Mobile TeleSystems ADR	224,565	4,767,515
Sistema JSFC GDR	78,741	2,291,363
VimpelCom, Ltd. ADR	234,154	3,306,255

		10,365,133

TOTAL COMMON STOCKS —
(Cost $133,444,067)		145,609,845

SHORT TERM INVESTMENT — 0.1%
UNITED STATES — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Liquid Reserves Fund 0.19% (c)(d)
(Cost $124,370)	124,370	124,370

TOTAL INVESTMENTS — 100.1%
(Cost $133,568,437)		145,734,215
OTHER ASSETS & LIABILITIES — (0.1)%		(135,808)

NET ASSETS — 100.0%		$145,598,407

(a)	Non-income producing security.
(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt

See accompanying notes to financial statements.

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 100.0%
AIRLINES — 0.4%
Air China, Ltd. (a)(b)	2,290,000	$2,119,771
China Eastern Airlines Corp., Ltd. (a)(b)	2,366,000	909,508

		3,029,279

AUTO COMPONENTS — 0.1%
Minth Group, Ltd.	538,000	901,946

AUTOMOBILES — 2.0%
AviChina Industry & Technology Co. (a)(b)	1,520,000	785,580
Brilliance China Automotive Holdings, Ltd. (a)(b)	4,128,000	4,139,569
Byd Co., Ltd. (a)	491,500	1,883,045
Dongfeng Motor Group Co., Ltd. (a)	3,018,300	5,137,730
Guangzhou Automobile Group Co., Ltd. (a)	1,794,637	2,180,366

		14,126,290

BEVERAGES — 0.4%
Tsingtao Brewery Co., Ltd. (a)	536,000	2,556,581

CHEMICALS — 0.8%
China Bluechemical, Ltd.	2,872,000	2,352,040
Fufeng Group, Ltd.	714,000	489,268
Sinopec Shanghai Petrochemical Co., Ltd.	3,738,000	1,758,901
Yingde Gases (b)	1,157,000	968,356

		5,568,565

COMMERCIAL BANKS — 21.7%
Agricultural Bank of China, Ltd. (a)(b)	10,752,000	6,096,053
Bank of China, Ltd. (a)	57,037,700	31,751,979
Bank of Communications Co., Ltd. (a)	5,108,750	5,622,239
China Citic Bank Corp., Ltd. (a)	5,121,393	3,726,708
China Construction Bank Corp.	58,945,623	55,245,891
China Merchants Bank Co., Ltd. (a)	3,970,760	11,001,244
China Minsheng Banking Corp., Ltd. (a)	3,009,000	2,765,981
Industrial & Commercial Bank of China	47,386,789	39,355,977

		155,566,072

COMMERCIAL SERVICES & SUPPLIES — 0.0% (c)
Bio-Treat Technology, Ltd. (b)	15	1

COMMUNICATIONS EQUIPMENT — 1.0%
AAC Acoustic Technology Holdings, Inc.	1,084,000	2,926,641
China All Access Holdings, Ltd.	2,458,000	745,787
ZTE Corp.	723,666	3,367,966

		7,040,394

COMPUTERS & PERIPHERALS — 0.5%
Lenovo Group, Ltd. (a)	5,180,000	2,950,220
TPV Technology, Ltd. (a)	1,500,000	902,522

		3,852,742

CONSTRUCTION & ENGINEERING — 1.8%
China Communications Construction Co., Ltd.	5,006,394	4,775,841
China Railway Construction Corp.	2,744,000	2,850,469
China Railway Group, Ltd. (a)	5,229,000	3,374,763
Metallurgical Corp. of China, Ltd. (a)(b)	4,761,000	1,983,189

		12,984,262

CONSTRUCTION MATERIALS — 1.8%
Anhui Conch Cement Co., Ltd.	1,070,000	6,692,487
China National Building Material Co., Ltd.	1,264,000	4,639,531
China Shanshui Cement Group, Ltd.	1,353,000	1,262,860

		12,594,878

DIVERSIFIED CONSUMER SERVICES — 0.5%
New Oriental Education & Technology Group, Inc. ADR (b)	33,500	3,352,345

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.4%
China Telecom Corp., Ltd.	15,120,000	9,233,499
China Unicom (Hong Kong), Ltd. (a)	4,862,492	8,076,855

		17,310,354

ELECTRICAL EQUIPMENT — 0.8%
China BAK Battery, Inc. (b)	10	18
China High Speed Transmission Equipment Group Co., Ltd. (a)	995,000	1,593,903
Shanghai Electric Group Co., Ltd. (a)	5,044,000	2,522,584
Zhuzhou CSR Times Electric Co., Ltd. (a)	365,000	1,384,318

		5,500,823

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.8%
Catic Shenzhen Holdings, Ltd. (b)	1,602,000	613,762
Digital China Holdings, Ltd.	723,000	1,362,678
Kingboard Chemical Holdings, Ltd.	771,000	4,054,138

		6,030,578

ENERGY EQUIPMENT & SERVICES — 0.6%
China Oilfield Services, Ltd.	1,981,900	4,484,513

FOOD & STAPLES RETAILING — 0.8%
China Resources Enterprise, Ltd.	1,420,000	5,768,944

FOOD PRODUCTS — 3.3%
Chaoda Modern Agriculture Holdings, Ltd. (a)	2,536,254	1,574,928
China Agri-Industries Holdings, Ltd. (a)	1,102,000	1,235,432
China Mengniu Dairy Co., Ltd. (a)	1,616,000	4,279,859
China Milk Products Group, Ltd. (b)(d)	15,000	0
China Yurun Food Group, Ltd. (a)	1,082,000	3,630,686
Tingyi Cayman Islands Holding Corp. (a)	2,484,000	6,074,115
Want Want China Holdings, Ltd. (a)	9,071,000	7,125,532

		23,920,552

GAS UTILITIES — 0.2%
China Resources Gas Group, Ltd.	1,246,000	1,701,232

HEALTH CARE EQUIPMENT & SUPPLIES — 0.6%
Mindray Medical International, Ltd. ADR (a)(b)	78,138	1,969,078

See accompanying notes to financial statements.

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

Shandong Weigao Group Medical Polymer Co., Ltd. (a)	712,000	$2,032,141

		4,001,219

HEALTH CARE PROVIDERS & SERVICES — 0.3%
Sinopharm Group Co. (a)	510,800	1,812,512

HOTELS, RESTAURANTS & LEISURE — 1.2%
China Travel International Investment Hong Kong, Ltd. (b)	3,740,000	783,755
Ctrip.com International, Ltd. ADR (b)	133,019	5,518,958
Home Inns & Hotels Management, Inc. ADR (a)(b)	23,932	946,989
Shanghai Jin Jiang International Hotels Group Co., Ltd. (a)	5,002,000	1,080,373

		8,330,075

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.4%
China Longyuan Power Group Corp. (a)(b)	1,479,000	1,589,628
China Resources Power Holdings Co., Ltd.	1,804,000	3,474,315
Datang International Power Generation Co., Ltd. (a)	5,000,000	1,851,328
Huaneng Power International, Inc. (a)	5,002,000	2,926,011

		9,841,282

INDUSTRIAL CONGLOMERATES — 1.6%
Beijing Enterprises Holdings, Ltd. (a)	676,000	3,858,785
Citic Pacific, Ltd.	1,542,000	4,282,122
Shanghai Industrial Holdings, Ltd.	809,000	3,099,457

		11,240,364

INSURANCE — 6.4%
China Life Insurance Co., Ltd.	7,023,000	26,364,917
China Taiping Insurance Holdings Co., Ltd. (a)(b)	828,400	2,444,239
PICC Property & Casualty Co., Ltd. (a)(b)	2,529,600	3,050,532
Ping An Insurance Group Co. of China, Ltd. (a)	1,352,300	13,708,680

		45,568,368

INTERNET SOFTWARE & SERVICES — 9.8%
Alibaba.com, Ltd. (a)	1,385,000	2,375,344
Baidu, Inc. ADR (b)	254,671	35,096,210
Netease.com ADR (b)	78,098	3,866,632
Sina Corp. (a)(b)	59,645	6,384,401
Sohu.com, Inc. (b)	40,116	3,584,766
Tencent Holdings, Ltd. (a)	793,300	19,327,139

		70,634,492

IT SERVICES — 0.2%
Travelsky Technology, Ltd.	1,330,000	1,297,820

MACHINERY — 1.3%
China National Materials Co., Ltd.	1,050,000	944,949
Lonking Holdings, Ltd. (a)	2,257,000	1,587,229
Weichai Power Co., Ltd. (a)	618,600	3,757,791
Yangzijiang Shipbuilding Holdings, Ltd. (a)	2,260,000	3,245,220

		9,535,189

MARINE — 1.1%
China COSCO Holdings Co., Ltd. (a)(b)	3,077,175	3,149,098
China Shipping Container Lines Co., Ltd. (a)(b)	6,105,500	2,417,647
China Shipping Development Co., Ltd.	1,809,800	2,033,587

		7,600,332

MEDIA — 0.5%
Focus Media Holding, Ltd. ADR (a)(b)	118,583	3,636,941

METALS & MINING — 3.0%
Aluminum Corp. of China, Ltd. (a)(b)	4,872,000	4,635,108
Angang Steel Co., Ltd. (a)	1,427,720	1,960,357
China Molybdenum Co., Ltd. (a)	1,358,000	1,183,724
Hidili Industry International Development, Ltd.	613,000	541,425
Jiangxi Copper Co., Ltd. (a)	1,862,000	6,212,093
Maanshan Iron & Steel (a)	2,904,000	1,571,808
Zhaojin Mining Industry Co., Ltd.	453,500	2,028,979
Zijin Mining Group Co., Ltd. (a)	4,476,500	3,568,216

		21,701,710

MULTILINE RETAIL — 0.6%
Golden Eagle Retail Group, Ltd.	988,000	2,131,424
Parkson Retail Group, Ltd. (a)	1,447,000	1,990,550

		4,121,974

OIL, GAS & CONSUMABLE FUELS — 15.9%
China Coal Energy Co., Ltd (a)	3,914,013	5,333,951
China Petroleum & Chemical Corp. (a)	16,440,500	16,486,578
China Shenhua Energy Co., Ltd.	3,155,700	14,869,302
CNOOC, Ltd.	14,128,600	35,602,140
Kunlun Energy Co., Ltd. (a)	2,657,400	4,236,425
PetroChina Co., Ltd.	19,849,200	30,061,399
Yanzhou Coal Mining Co., Ltd.	1,973,900	7,181,786

		113,771,581

PAPER & FOREST PRODUCTS — 0.5%
Lee & Man Paper Manufacturing, Ltd. (a)	2,264,000	1,548,492
Nine Dragons Paper Holdings, Ltd. (a)	1,628,000	1,950,703

		3,499,195

PHARMACEUTICALS — 0.1%
WuXi PharmaTech Cayman, Inc. ADR (b)	62,323	963,514

REAL ESTATE MANAGEMENT & DEVELOPMENT — 5.0%
Agile Property Holdings, Ltd. (a)	2,130,000	3,357,306
China Overseas Land & Investment, Ltd. (a)	4,335,680	8,818,294
China Resources Land, Ltd. (a)	1,788,000	3,346,954
China South City Holdings, Ltd. (a)	6,270,000	1,015,685
Country Garden Holdings Co. (a)	7,713,058	3,371,525
E-House China Holdings, Ltd. (a)	38,737	455,160

See accompanying notes to financial statements.

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

Evergrande Real Estate Group, Ltd. (a)	3,482,000	$1,915,991
Guangzhou R&F Properties Co., Ltd. (a)	1,472,400	2,192,074
Poly Hong Kong Investments, Ltd. (a)	1,166,000	1,091,317
Renhe Commercial Holdings Co., Ltd. (a)	12,042,000	2,244,851
Shimao Property Holdings, Ltd. (a)	1,707,000	2,418,444
Sino-Ocean Land Holdings, Ltd. (a)	3,868,000	2,396,925
Yanlord Land Group, Ltd.	1,438,000	1,722,634
Yuexiu Property Co., Ltd. (a)(b)	5,754,000	1,279,785
Yuzhou Properties Co.	1,766,000	533,555

		36,160,500

ROAD & RAIL — 0.1%
Guangshen Railway Co., Ltd. (a)	2,660,000	1,008,845

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.4%
Semiconductor Manufacturing International Corp. (a)(b)	20,871,000	1,609,961
Suntech Power Holdings Co., Ltd. ADR (a)(b)	142,546	1,405,504

		3,015,465

SOFTWARE — 0.2%
Shanda Interactive Entertainment, Ltd. ADR (b)	38,930	1,634,671

SPECIALTY RETAIL — 0.4%
Hengdeli Holdings, Ltd. (a)	3,987,360	2,101,794
Zhongsheng Group Holdings, Ltd. (b)	557,000	1,041,215

		3,143,009

TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Anta Sports Products, Ltd. (a)	524,000	813,803
China Dongxiang Group Co. (a)	4,402,000	1,392,214
Li Ning Co., Ltd. (a)	1,083,000	1,823,983
Ports Design, Ltd.	496,000	1,143,997

		5,173,997

TRANSPORTATION INFRASTRUCTURE — 2.5%
Anhui Expressway Co., Ltd.	1,778,000	1,424,101
Beijing Capital International Airport Co., Ltd. (a)	2,726,000	1,436,914
China Merchants Holdings International Co., Ltd.	1,243,405	5,251,325
COSCO Pacific, Ltd.	1,618,083	3,062,171
GZI Transportation, Ltd.	217	123
Jiangsu Expressway Co., Ltd.	2,516,000	2,820,642
Shenzhen Expressway Co., Ltd.	2,516,000	1,649,687
Zhejiang Expressway Co., Ltd. (a)	2,876,000	2,617,840

		18,262,803

WATER UTILITIES — 0.3%
Guangdong Investment, Ltd.	4,102,000	2,072,569

WIRELESS TELECOMMUNICATION SERVICES — 6.0%
China Mobile, Ltd.	4,679,900	43,109,567

TOTAL COMMON STOCKS —
(Cost $602,995,021)		717,428,345

SHORT TERM INVESTMENTS — 13.8%
UNITED STATES — 13.8%
MONEY MARKET FUNDS — 13.8%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	98,658,721	98,658,721
State Street Institutional Liquid Reserves Fund 0.19% (f)(g)	343,217	343,217

TOTAL SHORT TERM INVESTMENTS —
(Cost $99,001,938)		99,001,938

TOTAL INVESTMENTS — 113.8%
(Cost $701,996,959)		816,430,283
OTHER ASSETS & LIABILITIES — (13.8)%		(99,010,792)

NET ASSETS — 100.0%		$717,419,491

(a)	Security, or portion thereof, was on loan at March 31, 2011.
(b)	Non-income producing security.
(c)	Amount represents less than 0.05% of net assets.
(d)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs. (Note 2)
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(g)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt

GEOGRAPHICAL BREAKDOWN AS OF MARCH 31, 2011*

PERCENT OF
COUNTRY	NET ASSETS

China	76.7%
Hong Kong	23.3

Total	100.0%

*	The Fund’s geographical breakdown is expressed as a percentage of net assets and may change over time.

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 96.3%
BRAZIL — 16.0%
All America Latina Logistica SA	10,457	$86,136
Banco Bradesco SA ADR (a)	124,121	2,575,511
Banco do Brasil SA	33,989	617,412
Banco Santander Brasil SA	13,306	161,954
BM&F BOVESPA SA	79,963	582,488
BR Malls Participacoes SA	29,442	307,677
Bradespar SA Preference Shares	20,809	547,488
Brasil Brokers Participacoes SA	8,076	42,198
Brasil Telecom SA ADR	5,095	54,720
Brasil Telecom SA Preference Shares ADR	8,983	242,631
Braskem SA Preference Shares ADR (a)	8,596	231,490
BRF — Brasil Foods SA ADR (a)	23,491	448,443
Centrais Eletricas Brasileiras SA ADR	27,524	418,929
Cia Hering	2,034	37,510
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares ADR (a)	10,881	456,240
Companhia de Bebidas das Americas Preference Shares ADR	71,167	2,014,738
Companhia de Saneamento Basico do Estado de Sao Paulo	10,921	315,529
Companhia Energetica de Minas Gerais ADR (a)	33,297	641,633
Companhia Siderurgica Nacional SA ADR (a)	70,397	1,172,814
Cosan SA Industria e Comercio	8,229	128,487
Cyrela Brazil Realty SA	23,191	220,683
Cyrela Commercial Properties SA Empreendimentos e Participacoes	2,176	18,593
Diagnosticos da America SA	9,489	122,495
Duratex SA	11,731	124,395
Empresa Brasileira de Aeronautica SA	35,415	293,901
Fibria Celulose SA ADR (a)(b)	13,542	222,360
Gafisa SA	5,621	35,659
Gerdau SA ADR (a)	52,425	655,313
Hypermarcas SA (b)	2,147	28,508
Investimentos Itau SA	38,168	289,530
Investimentos Itau SA Preference Shares	199,943	1,573,241
Itau Unibanco Holding SA Preference Shares ADR	150,264	3,613,849
LLX Logistica SA (b)	3,988	12,331
Lojas Americanas SA Preference Shares	20,384	170,415
Lojas Renner SA	15,003	487,788
Metalurgica Gerdau SA Preference Shares	25,845	387,020
MMX Mineracao e Metalicos SA (b)	9,677	61,033
MRV Engenharia e Participacoes SA	4,499	36,119
Natura Cosmeticos SA	12,672	358,329
OGX Petroleo e Gas Participacoes SA (b)	45,409	548,509
PDG Realty SA Empreendimentos e Participacoes	29,849	168,076
Petroleo Brasileiro SA ADR (c)	95,297	3,386,855
Petroleo Brasileiro SA ADR (c)	69,268	2,800,505
Redecard SA	3,884	57,421
Souza Cruz SA	41,830	437,136
TAM SA ADR (a)	6,547	129,238
Tim Participacoes SA ADR (a)	6,486	283,114
Tractebel Energia SA ADR	11,045	180,586
Usinas Siderurgicas de Minas Gerais SA ADR	41,192	499,597
Vale SA ADR	87,485	2,917,625
Vale SA ADR Preference Shares	132,643	3,915,621
Vivo Participacoes SA ADR	5,726	231,216
Vivo Participacoes SA Preference Shares	13,533	537,410
Weg SA	20,567	271,825

		36,160,324

CHILE — 2.0%
Antarchile SA	14,740	292,862
Cementos Bio-Bio SA	69,195	156,687
Compania General de Electricidad SA	33,179	186,963
Cuprum AFP	4,880	290,264
Empresa Nacional de Electricidad SA ADR (a)	8,106	450,856
Empresas COPEC SA	33,937	594,944
Enersis SA ADR	19,806	412,361
Lan Airlines SA ADR (a)	13,050	333,949
Parque Arauco SA	189,773	419,825
SACI Falabella	102,862	1,044,399
Vina Concha y Toro SA ADR (a)	5,316	249,746
Vina San Pedro SA	23,744,929	193,864

		4,626,720

CHINA — 14.5%
AAC Acoustic Technology Holdings, Inc.	120,000	323,982
Agricultural Bank of China, Ltd. (a)(b)	442,000	250,600
Air China, Ltd. (a)(b)	180,000	166,620
Aluminum Corp. of China, Ltd. (a)(b)	300,000	285,413
Angang Steel Co., Ltd. (a)	62,640	86,009
Anhui Conch Cement Co., Ltd.	120,000	750,559
Baidu, Inc. ADR (b)	18,761	2,585,453
Bank of China, Ltd.	2,370,900	1,319,842
Bank of Communications Co., Ltd. (a)	437,150	481,089
Beijing Capital International Airport Co., Ltd. (a)	180,000	94,881
Brilliance China Automotive Holdings, Ltd. (b)	134,000	134,376
Byd Co., Ltd. (a)	7,500	28,734
China Citic Bank Corp., Ltd. (a)	336,000	244,499
China Coal Energy Co., Ltd	300,000	408,835
China Communications Construction Co., Ltd.	275,000	262,336
China Construction Bank Corp.	3,015,280	2,826,025
China COSCO Holdings Co., Ltd. (a)(b)	217,425	222,507
China High Speed Transmission Equipment Group Co., Ltd. (a)	46,000	73,688
China Life Insurance Co., Ltd.	514,000	1,929,598
China Mengniu Dairy Co., Ltd. (a)	90,000	238,359

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

China Merchants Bank Co., Ltd. (a)	259,645	$719,363
China National Building Material Co., Ltd.	26,000	95,433
China National Materials Co., Ltd.	53,000	47,697
China Oilfield Services, Ltd.	240,000	543,056
China Petroleum & Chemical Corp.	1,176,000	1,179,296
China Railway Construction Corp.	150,000	155,820
China Railway Group, Ltd.	270,000	174,256
China Shenhua Energy Co., Ltd.	240,000	1,130,853
China Shipping Container Lines Co., Ltd. (a)(b)	484,350	191,792
China Shipping Development Co., Ltd.	120,000	134,838
China Telecom Corp., Ltd.	1,082,000	660,757
China Wireless Technologies, Ltd.	60,000	22,447
Chongqing Machinery & Electric Co., Ltd.	42,000	14,309
Ctrip.com International, Ltd. ADR (b)	12,233	507,547
Datang International Power Generation Co., Ltd. (a)	360,000	133,296
Dongfang Electric Corp., Ltd. (a)	12,000	40,729
Dongfeng Motor Group Co., Ltd.	300,000	510,658
First Tractor Co., Ltd. (a)	16,000	19,233
Focus Media Holding, Ltd. ADR (a)(b)	6,819	209,139
Great Wall Motor Co., Ltd. (a)	48,250	89,203
Guangshen Railway Co., Ltd. (a)	240,000	91,024
Guangzhou Automobile Group Co., Ltd.	148,636	180,583
Guangzhou R&F Properties Co., Ltd. (a)	108,000	160,788
Harbin Power Equipment Co., Ltd. (a)	60,000	62,097
Huadian Power International Co. (a)	360,000	73,127
Huaneng Power International, Inc. (a)	300,000	175,490
Industrial & Commercial Bank of China	2,852,590	2,369,151
Jiangsu Expressway Co., Ltd.	182,000	204,037
Jiangxi Copper Co., Ltd. (a)	62,000	206,847
Lenovo Group, Ltd. (a)	420,000	239,207
Li Ning Co., Ltd. (a)	60,000	101,052
Maanshan Iron & Steel (a)	180,000	97,426
Netease.com ADR (b)	7,213	357,116
Nine Dragons Paper Holdings, Ltd.	90,000	107,840
Parkson Retail Group, Ltd. (a)	74,634	102,670
PetroChina Co., Ltd.	1,320,000	1,999,126
PICC Property & Casualty Co., Ltd. (a)(b)	240,000	289,424
Ping An Insurance Group Co. of China, Ltd. (a)	84,000	851,534
Semiconductor Manufacturing International Corp. (a)(b)	1,020,000	78,681
Shandong Weigao Group Medical Polymer Co., Ltd.	40,000	114,165
Shanghai Electric Group Co., Ltd.	300,000	150,035
Shenzhen Expressway Co., Ltd.	240,000	157,363
Sina Corp. (a)(b)	3,468	371,215
Sinopec Shanghai Petrochemical Co., Ltd.	240,000	112,931
Sinotrans, Ltd.	300,000	72,896
Suntech Power Holdings Co., Ltd. ADR (a)(b)	5,873	57,908
Tencent Holdings, Ltd. (a)	90,000	2,192,667
Tingyi Cayman Islands Holding Corp. (a)	180,000	440,153
Travelsky Technology, Ltd.	150,000	146,371
Want Want China Holdings, Ltd. (a)	332,000	260,796
Weiqiao Textile Co.	75,500	74,935
Yanzhou Coal Mining Co., Ltd.	180,000	654,907
Zhejiang Expressway Co., Ltd. (a)	240,000	218,457
Zhuzhou CSR Times Electric Co., Ltd.	20,000	75,853
Zijin Mining Group Co., Ltd.	242,000	192,898
ZTE Corp. (a)	65,728	305,900

		32,639,797

CZECH REPUBLIC — 0.6%
CEZ AS	12,615	645,003
Komercni Banka AS	1,329	335,534
Telefonica O2 Czech Republic AS	8,867	207,521
Unipetrol (b)	8,987	90,364

		1,278,422

EGYPT — 0.5%
Commercial International Bank Egypt SAE	76,504	423,118
Egyptian Co. for Mobile Services	6,281	168,632
Egyptian Financial Group-Hermes Holding	23,879	87,991
Egyptian Kuwait Holding Co.	34,820	47,703
Orascom Construction Industries	9,619	392,217
Orascom Telecom Holding SAE (b)	44,010	32,715
Orascom Telecom Holding SAE GDR (b)(c)	774	2,852
Orascom Telecom Holding SAE GDR (c)(d)	980	3,611
Orascom Telecom Holding SAE GDR (b)(c)	25,013	92,173

		1,251,012

HONG KONG — 4.5%
Agile Property Holdings, Ltd. (a)	180,000	283,716
Chaoda Modern Agriculture Holdings, Ltd. (a)	178,550	110,874
China Lilang, Ltd.	24,000	31,781
China Merchants Holdings International Co., Ltd.	62,550	264,170
China Mobile, Ltd.	325,500	2,998,390
China Overseas Land & Investment, Ltd. (a)	243,200	494,642
China Power International Development, Ltd. (a)	300,000	64,025
China Resources Enterprise, Ltd.	60,000	243,758
China Resources Land, Ltd. (a)	120,000	224,628
China Resources Power Holdings Co., Ltd.	125,600	241,892
China Travel International Investment Hong Kong, Ltd. (a)(b)	300,000	62,868
China Unicom (Hong Kong), Ltd. (a)	245,668	408,068
China Yurun Food Group, Ltd.	12,000	40,266
Citic Pacific, Ltd.	60,000	166,620

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

CNOOC, Ltd.	985,000	$2,482,065
Comba Telecom Systems Holdings, Ltd. (a)	29,800	34,902
COSCO Pacific, Ltd. (a)	120,691	228,404
Digital China Holdings, Ltd.	32,000	60,312
Guangdong Investment, Ltd.	242,000	122,273
GZI Transportation, Ltd.	25,258	14,288
Hengdeli Holdings, Ltd. (a)	720,000	379,522
Ju Teng International Holdings, Ltd.	36,000	11,201
Kingboard Chemical Holdings, Ltd.	45,000	236,623
Kingboard Laminates Holdings, Ltd.	38,500	32,124
Kunlun Energy Co., Ltd. (a)	300,000	478,260
KWG Property Holding, Ltd. (a)	54,000	43,668
Ruinian International, Ltd.	20,000	14,014
Shimao Property Holdings, Ltd. (a)	90,000	127,510
Sino Biopharmaceutical (a)	108,000	40,405
Sino-Ocean Land Holdings, Ltd. (a)	199,000	123,316
Tianneng Power International, Ltd.	28,000	13,643
TPV Technology, Ltd. (a)	64,000	38,508
VODone, Ltd. (a)	94,000	30,454
Wasion Group Holdings, Ltd. (a)	18,000	9,673
Yuexiu Property Co., Ltd. (a)(b)	420,000	93,415

		10,250,278

HUNGARY — 0.7%
FHB Mortgage Bank NyRt (b)	20,538	109,716
MOL Hungarian Oil and Gas NyRt (a)(b)	4,214	539,828
OTP Bank NyRt (a)(b)	17,045	505,452
Richter Gedeon NyRt	1,453	302,681
Tiszai Vegyi Kominat NyRt (b)	2,121	36,314

		1,493,991

INDIA — 8.5%
Adani Enterprises, Ltd.	818	12,180
Ambuja Cements, Ltd.	13,957	46,132
Ambuja Cements, Ltd. GDR	17,217	56,833
Amtek Auto, Ltd.	6,643	22,195
Anant Raj Industries, Ltd.	45,698	85,924
Apollo Hospitals Enterprise, Ltd.	4,088	43,493
Ashok Leyland, Ltd.	12,268	15,667
Aurobindo Pharma, Ltd.	6,647	29,445
Axis Bank, Ltd.	5,071	159,879
Bajaj Holdings and Investment, Ltd.	2,550	41,081
BF Investment, Ltd. (b)	7,339	13,478
BF Utilities, Ltd. (b)	10,497	185,225
Bharat Heavy Electricals, Ltd.	10,609	490,067
Bharti Airtel, Ltd.	103,762	832,632
Biocon, Ltd.	1,840	14,194
Cipla, Ltd.	36,203	263,435
Core Projects & Technologies, Ltd.	7,769	54,006
Coromandel International, Ltd.	2,660	16,940
Dish TV India, Ltd. (b)	9,508	14,242
Dr. Reddy’s Laboratories, Ltd. ADR	11,224	418,655
Era Infra Engineering, Ltd.	2,760	11,679
Fortis Healthcare, Ltd. (b)	3,577	12,136
GAIL India, Ltd.	39,838	410,574
Gammon India, Ltd.	2,454	6,438
Godrej Industries, Ltd.	19,458	79,673
Grasim Industries, Ltd. GDR (c)	365	20,109
Grasim Industries, Ltd. GDR (c)	731	40,388
GTL, Ltd.	1,737	16,126
Gujarat NRE Coke, Ltd.	11,345	12,567
Havells India, Ltd.	1,225	10,175
HCL Technologies, Ltd.	10,183	109,605
HDFC Bank, Ltd.	14,667	772,899
Hero Honda Motors, Ltd.	11,589	415,536
Hindalco Industries, Ltd.	36,902	173,360
Hindustan Construction Co.	12,471	10,165
Hindustan Unilever, Ltd.	91,988	587,675
Housing Development & Infrastructure, Ltd. (b)	10,532	42,298
Housing Development Finance Corp., Ltd.	78,719	1,232,108
ICICI Bank, Ltd. ADR	17,424	868,238
India Infoline, Ltd.	142,558	239,754
Indiabulls Real Estate, Ltd. (b)	15,130	42,732
Indian Hotels Co., Ltd.	49,798	95,029
Infosys Technologies, Ltd. ADR	30,336	2,175,091
Infrastructure Development Finance Co., Ltd.	4,499	15,597
IRB Infrastructure Developers, Ltd.	3,270	15,619
ITC, Ltd.	5,667	23,223
ITC, Ltd. GDR (c)	400	1,629
ITC, Ltd. GDR (c)	4,679	19,058
ITC, Ltd. GDR (c)	363	1,482
ITC, Ltd. GDR (c)(d)	44,342	181,066
IVRCL Infrastructures & Projects, Ltd.	12,779	23,498
Jai Corp., Ltd.	45,482	165,222
Jain Irrigation Systems, Ltd.	8,691	34,865
Jaiprakash Associates, Ltd.	46,717	97,949
Jet Airways India, Ltd. (b)	818	8,236
Jindal Steel & Power, Ltd.	4,294	66,950
JSW Steel, Ltd.	918	18,934
Lanco Infratech, Ltd. (b)	26,067	23,206
Larsen & Toubro, Ltd. GDR	12,417	462,409
Mahindra & Mahindra, Ltd. GDR	21,283	339,038
Maruti Suzuki India, Ltd.	8,739	247,894
Mercator Lines, Ltd.	120,692	104,332
Monnet Ispat, Ltd.	4,590	53,007
MRF, Ltd.	103	14,530
Nagarjuna Construction Co., Ltd.	8,587	19,487
Oil & Natural Gas Corp., Ltd.	103,668	673,569
OnMobile Global, Ltd. (b)	1,330	7,156
Opto Circuits India, Ltd.	3,169	19,762
Patni Computer Systems, Ltd.	3,270	34,940
Punj Lloyd, Ltd.	9,301	13,536
Rajesh Exports, Ltd.	5,621	13,651
REI Agro, Ltd.	31,588	19,267
Reliance Capital, Ltd.	4,584	60,236
Reliance Communications, Ltd.	56,399	136,334
Reliance Industries, Ltd. GDR (d)	48,095	2,280,665
Reliance Infrastructure, Ltd.	13,476	212,497
Reliance MediaWorks, Ltd. (b)	41,761	141,872
Rolta India, Ltd.	4,294	13,423
Satyam Computer Services, Ltd. (b)	32,814	48,123
Sesa Goa, Ltd.	18,910	123,819
Siemens India, Ltd.	12,283	242,933

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

Sintex Industries, Ltd.	9,406	$32,102
State Bank of India GDR	2,817	363,393
Sun TV Network, Ltd.	4,088	40,335
Suzlon Energy, Ltd. (b)	250,865	250,331
Tata Consultancy Services, Ltd.	24,986	662,259
Tata Motors, Ltd. ADR	14,543	404,150
Tata Power Co., Ltd.	11,131	331,721
Tata Steel, Ltd.	19,536	272,483
Ultratech Cement, Ltd. GDR	314	15,934
Unitech, Ltd.	85,487	77,445
United Breweries Holdings, Ltd.	7,461	31,035
United Breweries, Ltd.	2,862	31,056
United Spirits, Ltd.	1,840	43,777
Wipro, Ltd. ADR (a)	30,455	446,166
Zee Entertainment Enterprises, Ltd.	22,491	62,034

		19,243,293

INDONESIA — 2.6%
Astra International Tbk PT	181,000	1,184,841
Bank Central Asia Tbk PT	1,073,500	856,827
Bank Danamon Indonesia Tbk PT	225,210	169,409
Bank Mandiri Tbk PT	636,449	497,026
Bank Rakyat Indonesia Persero Tbk PT	979,000	646,483
Barito Pacific Tbk PT (b)	511,000	56,338
Bumi Resources Tbk PT	924,000	355,487
Indofood Sukses Makmur Tbk PT	676,000	419,225
Indosat Tbk PT	135,000	82,170
Kalbe Farma Tbk PT	745,000	290,899
Medco Energi Internasional Tbk PT	354,000	116,882
Perusahaan Gas Negara Tbk PT	775,000	347,114
Telekomunikasi Indonesia Tbk PT	390,000	329,199
United Tractors Tbk PT	196,500	489,698

		5,841,598

JORDAN — 0.1%
Arab Bank PLC	12,435	157,563

MALAYSIA — 3.0%
Aeon Co. M Bhd	215,700	423,744
Alliance Financial Group Bhd	233,200	244,076
Berjaya Sports Toto Bhd	113,400	159,499
Bintulu Port Holdings Bhd	98,994	218,988
Bursa Malaysia Bhd	47,693	131,170
Carlsberg Brewery Malay Bhd	346,797	846,167
Dialog Group Bhd	499,308	382,466
Digi.Com Bhd	30,000	283,285
Genting Bhd	182,300	664,496
Genting Malaysia Bhd	24,000	29,161
IGB Corp. Bhd	247,753	176,689
IOI Corp. Bhd	287,860	547,445
KFC Holdings Bhd	494,832	596,331
KNM Group Bhd (b)	146,212	133,238
Malaysian Airline System Bhd (b)	269,400	163,664
Malaysian Resources Corp. Bhd	328,100	238,323
Multi-Purpose Holdings Bhd	173,760	153,752
Naim Holdings Bhd	147,287	149,779
OSK Holdings Bhd	280,350	166,613
OSK Property Holdings Bhd	20,064	4,571
OSK Ventures International Bhd (b)	33,400	3,970
SP Setia Bhd	147,300	306,394
TA Enterprise Bhd	296,200	73,836
TA Global Bhd	119,540	16,577
Tebrau Teguh Bhd (b)	21,000	5,582
UEM Land Holdings Bhd (b)	429,388	401,211
Unisem M Bhd	18,400	11,603
WCT Bhd	272,600	273,613

		6,806,243

MEXICO — 5.4%
Alfa SAB de CV	32,154	415,803
America Movil SAB de CV	1,251,799	3,636,417
Axtel SAB de CV (b)	98,480	57,646
Cemex SAB de CV (b)	566,114	505,864
Coca-Cola Femsa SAB de CV	39,347	302,986
Consorcio ARA SAB de CV	97,852	60,073
Corporacion GEO SAB de CV (a)(b)	41,547	116,400
Desarrolladora Homex SAB de CV (b)	18,268	83,215
Empresas ICA SAB de CV (b)	40,117	91,169
Fomento Economico Mexicano SAB de CV	134,786	790,905
Grupo Aeroportuario del Sureste SAB de CV (a)	38,769	227,882
Grupo Bimbo SAB de CV	48,051	406,974
Grupo Elektra SA de CV	5,711	246,527
Grupo Financiero Banorte SAB de CV	94,223	443,132
Grupo Financiero Inbursa SA	37,761	173,690
Grupo Mexico SAB de CV	280,686	1,051,342
Grupo Modelo SAB de CV	50,043	300,495
Grupo Televisa SA de CV (Series CPO) (b)	114,311	561,991
Impulsora Del Desarrollo Y El Empleo en America Latina SA de CV (b)	101,869	160,838
Industrias CH SAB, Series B (b)	26,177	107,678
Industrias Penoles SA de CV	9,078	333,585
Kimberly-Clark de Mexico SAB de CV	52,758	327,831
Sare Holding SAB de CV (Class B) (b)	116,351	31,073
Telefonos de Mexico SA de CV	395,127	362,366
TV Azteca SAB de CV	225,110	156,725
Urbi Desarrollos Urbanos SA de CV (b)	43,842	101,806
Wal-Mart de Mexico SAB de CV	346,376	1,038,495

		12,092,908

MOROCCO — 0.5%
Banque Marocaine du Commerce Exterieur	15,930	460,046
Banque Marocaine pour le Commerce et l’Industrie SA	1,401	178,199
Douja Promotion Groupe Addoha SA	9,678	126,197
Holcim Maroc SA	853	268,404

		1,032,846

PERU — 1.0%
Compania de Minas Buenaventura SA	16,226	689,569
Credicorp, Ltd.	5,863	615,205
Southern Copper Corp.	15,246	613,956
Volcan Compania Minera SAA (Class B)	171,800	242,144

		2,160,874

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

PHILIPPINES — 0.5%
Ayala Land, Inc.	783,780	$279,921
Banco de Oro Universal Bank, Inc.	135,220	161,703
Bank of the Philippine Islands	250,308	330,187
Filinvest Land, Inc.	3,600,000	95,392
Philippine Long Distance Telephone Co.	6,035	323,165

		1,190,368

POLAND — 1.4%
Asseco Poland SA	4,706	89,327
Bank BPH SA (b)	1,007	26,455
Bank Pekao SA	8,646	518,224
Bioton SA (b)	198,812	11,903
BRE Bank SA (b)	1,397	169,041
Cersanit SA (b)	15,178	63,607
Getin Holding SA (b)	17,348	86,752
Globe Trade Centre SA (b)	10,615	79,549
Grupa Lotos SA (b)	6,464	100,502
KGHM Polska Miedz SA	9,268	588,144
Orbis SA (b)	4,428	62,219
PBG SA	1,190	78,786
Polimex- Mostostal SA	41,465	51,401
Polski Koncern Naftowy Orlen SA GDR (b)	12,951	480,258
Powszechna Kasa Oszczednosci Bank Polski SA	27,652	425,550
Telekomunikacja Polska SA	56,731	351,622

		3,183,340

RUSSIA — 10.9%
Comstar United Telesystems GDR (b)	34,251	247,048
Evraz Group SA GDR (b)	4,261	169,162
Gazprom OAO ADR (c)	52,800	1,707,552
Gazprom OAO ADR (c)	212,306	6,872,345
Integra Group Holdings GDR (b)	6,778	23,384
LSR Group GDR	6,875	65,863
Lukoil OAO ADR	51,759	3,708,532
Mechel OAO ADR	16,125	496,489
MMC Norilsk Nickel OJSC ADR	56,633	1,497,377
Mobile TeleSystems ADR	49,533	1,051,586
NovaTek OAO GDR	12,685	1,763,215
Novolipetsk Steel GDR	1,743	76,692
Novorossiysk Commercial Sea Port PJSC GDR	2,861	28,867
Pharmstandard GDR (b)	3,582	100,117
Polymetal JSC GDR (b)(c)	5,873	108,650
Polymetal JSC GDR (b)(c)	420	7,938
Polyus Gold OJSC ADR	11,517	404,477
Rosneft Oil Co. GDR	169,761	1,550,767
Rostelecom ADR (a)	5,597	203,016
Severstal GDR	28,771	564,199
Sistema JSFC GDR	7,649	222,586
Surgutneftegas OJSC ADR	150,443	1,635,315
Tatneft ADR	17,525	774,430
TMK OAO GDR (b)	2,614	55,129
VimpelCom, Ltd. ADR	30,393	429,149
VTB Bank OJSC GDR (d)	42,853	299,971
Wimm-Bill-Dann Foods OJSC ADR	10,155	339,888
X5 Retail Group NV GDR (b)	2,130	89,780

		24,493,524

SOUTH AFRICA — 9.1%
ABSA Group, Ltd.	20,488	413,582
Adcock Ingram Holdings, Ltd.	6,394	52,547
Adcorp Holdings, Ltd.	28,871	118,526
Afgri, Ltd.	152,062	154,099
African Bank Investments, Ltd.	82,020	459,398
African Rainbow Minerals, Ltd.	10,063	331,987
Allied Electronics Corp., Ltd. Preference Shares	35,224	132,257
Anglo Platinum, Ltd. (a)	3,688	380,288
AngloGold Ashanti, Ltd.	15,211	730,232
Aquarius Platinum, Ltd. (a)	25,262	139,946
ArcelorMittal South Africa, Ltd.	11,816	157,326
Aspen Pharmacare Holdings, Ltd. (b)	32,885	384,338
Aveng, Ltd.	34,084	179,863
Avusa, Ltd.	5,906	21,468
Barloworld, Ltd.	14,587	161,204
Bidvest Group, Ltd.	21,382	470,253
Business Connexion Group, Ltd.	125,497	97,472
Cadiz Holdings	82,121	34,017
Coronation Fund Managers, Ltd.	117,304	308,903
Discovery Holdings, Ltd.	19,212	108,318
Eqstra Holdings, Ltd. (b)	18,795	18,018
FirstRand, Ltd.	271,642	807,759
Freeworld Coatings, Ltd.	17,113	29,115
Gold Fields, Ltd.	45,356	794,801
Grindrod, Ltd.	57,374	125,877
Group Five, Ltd.	16,286	65,776
Harmony Gold Mining Co., Ltd.	13,722	201,563
Impala Platinum Holdings, Ltd.	33,238	962,505
Imperial Holdings, Ltd.	11,254	190,135
Investec, Ltd.	12,434	97,126
Invicta Holdings, Ltd.	34,797	223,934
JD Group, Ltd.	12,248	87,700
Kagiso Media, Ltd.	63,846	151,127
Kumba Iron Ore, Ltd. (a)	3,558	251,607
Lewis Group, Ltd.	14,737	162,425
Massmart Holdings, Ltd.	19,585	406,277
Metorex, Ltd. (b)	42,497	40,677
MMI Holdings, Ltd.	48,887	120,419
MTN Group, Ltd.	88,409	1,786,243
Murray & Roberts Holdings, Ltd.	30,158	118,411
Mvelaphanda Resources, Ltd. (b)	15,744	89,347
Naspers, Ltd.	25,547	1,375,720
Nedbank Group, Ltd.	23,521	492,520
Netcare, Ltd. (a)	128,306	275,235
Pretoria Portland Cement Co., Ltd.	12,491	44,350
PSG Group, Ltd.	25,423	146,307
Reinet Investments SCA ADR (b)	10,259	17,590
Remgro, Ltd.	26,327	433,535
RMB Holdings, Ltd.	55,162	228,500
RMI Holdings	60,652	104,535
Sanlam, Ltd.	124,453	508,163
Sappi, Ltd. (a)(b)	17,326	91,892
Sasol, Ltd.	27,969	1,619,893
Shoprite Holdings, Ltd.	43,868	673,455
Standard Bank Group, Ltd.	53,478	822,805

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

Steinhoff International Holdings, Ltd. (a)(b)	103,083	$384,305
Sun International, Ltd.	10,141	135,774
Super Group, Ltd. (b)	80,092	8,768
Telkom SA, Ltd.	16,410	89,825
The Foschini Group, Ltd.	19,221	240,709
Tiger Brands, Ltd.	11,979	310,150
Trans Hex Group, Ltd. (b)	1,541	584
Truworths International, Ltd.	38,074	397,106
Wilson Bayly Holmes-Ovcon, Ltd.	14,116	225,540
Woolworths Holdings, Ltd.	78,238	323,510

		20,517,637

TAIWAN — 10.8%
Acer, Inc.	153,758	313,723
Advanced Semiconductor Engineering, Inc.	334,779	363,166
Asustek Computer, Inc.	27,689	239,636
AU Optronics Corp. ADR (a)(b)	67,523	592,852
Cathay Financial Holding Co., Ltd.	249,127	411,308
Chang Hwa Commercial Bank	333,000	267,247
Chimei Innolux Corp. (b)	128,874	132,132
China Development Financial Holding Corp.	728,255	293,467
China Steel Chemical Corp.	233,345	1,245,819
China Steel Corp.	437,335	522,753
Chinatrust Financial Holding Co., Ltd.	483,324	410,899
Chipbond Technology Corp. (b)	15,000	21,857
Chunghwa Telecom Co., Ltd.	149,457	465,552
CMC Magnetics Corp. (b)	183,000	44,309
Compal Electronics, Inc.	315,774	313,557
Delta Electronics, Inc.	119,340	472,790
Elite Semiconductor Memory Technology, Inc.	95,750	146,035
Epistar Corp.	33,850	124,319
Etron Technology, Inc.	15,140	9,525
Far Eastern New Century Corp.	303,204	468,625
Formosa Chemicals & Fibre Corp.	154,460	585,663
Formosa Epitaxy, Inc.	17,000	23,211
Formosa Plastics Corp.	243,610	857,417
Foxconn Technology Co., Ltd.	67,902	258,617
Fubon Financial Holding Co., Ltd.	350,983	466,084
Giant Manufacturing Co., Ltd.	176,802	718,475
Grape King, Inc.	155,000	224,015
Hon Hai Precision Industry Co., Ltd.	323,271	1,132,298
Hotai Motor Co., Ltd.	90,000	264,737
HTC Corp.	50,856	1,988,826
Hua Nan Financial Holdings Co., Ltd.	323,521	242,037
Lite-On Technology Corp.	155,009	190,819
MediaTek, Inc.	39,329	452,050
Mega Financial Holding Co., Ltd.	196,000	154,299
Mosel Vitelic, Inc. (b)	6,827	3,413
Nan Ya Plastics Corp.	239,690	706,685
National Petroleum Co., Ltd.	334,000	427,062
Neo Solar Power Corp. (b)	15,000	37,645
Novatek Microelectronics Corp.	30,225	89,010
Pan Jit International, Inc. (b)	13,000	17,528
Pegatron Corp. (b)	53,686	60,885
Pou Chen Corp.	224,531	207,302
Powerchip Technology Corp. (b)	252,189	54,629
Powertech Technology, Inc.	59,714	187,022
Precision Silicon Corp. (b)	29,098	33,643
ProMOS Technologies, Inc. (b)	134,950	7,434
Quanta Computer, Inc.	209,664	395,707
Raydium Semiconductor Corp.	11,617	59,257
Shin Kong Financial Holding Co., Ltd. (b)	230,252	99,832
Siliconware Precision Industries Co.	152,578	190,940
SinoPac Financial Holdings Co., Ltd.	483,000	217,630
Solar Applied Materials Technology Corp.	118,733	276,982
Solartech Energy Corp.	8,565	24,612
Taishin Financial Holdings Co., Ltd. (b)	433,832	245,636
Taiwan Cement Corp.	264,533	319,349
Taiwan Semiconductor Manufacturing Co., Ltd.	1,043,000	2,504,065
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	184,140	2,242,825
Taiwan Tea Corp.	95,913	54,958
Tatung Co., Ltd. (b)(e)	370,000	84,930
Tripod Technology Corp.	59,244	260,898
United Microelectronics Corp. ADR (a)	228,847	624,752
Unity Opto Technology Co., Ltd.	14,541	27,098
Visual Photonics Epitaxy Co., Ltd.	108,552	284,240
Wistron Corp.	124,248	196,894

		24,360,982

THAILAND — 1.9%
Advanced Info Service PCL	109,915	327,074
Bangkok Expressway PCL	315,659	197,254
Banpu PCL	12,408	315,072
Electricity Generating PCL (Foreign ownership limit)	71,274	224,462
IRPC PCL	805,458	153,129
Kasikornbank PCL	51,400	215,831
PTT Exploration & Production PCL	97,998	589,705
PTT PCL	66,024	772,772
Siam Cement PCL (c)	35,700	414,306
Siam Cement PCL (c)	300	3,759
Siam Commercial Bank PCL	104,002	364,497
Thai Oil PCL	99,195	273,036
Tisco Financial Group PCL	139,653	181,233
TMB Bank PCL (b)	4,031,517	314,577

		4,346,707

TURKEY — 1.7%
Akbank TAS	91,270	443,388
Anadolu Efes Biracilik Ve Malt Sanayii AS	19,622	277,709
Dogan Sirketler Grubu Holdings AS (b)	132,068	102,654
Dogan Yayin Holding AS (b)	51,692	66,295
Eregli Demir ve Celik Fabrikalari TAS (b)(c)	21,208	53,300
Eregli Demir ve Celik Fabrikalari TAS (b)(c)	61,697	165,447
Haci Omer Sabanci Holding AS	48,688	226,434
KOC Holding AS	69,581	323,601

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

Migros Ticaret AS	767	$17,239
Tupras-Turkiye Petrol Rafinerileri AS	11,061	325,271
Turkcell Iletisim Hizmetleri AS	41,952	248,367
Turkiye Garanti Bankasi AS	195,903	916,164
Turkiye Is Bankasi	114,000	364,776
Ulker Biskuvi Sanayi AS	46,345	168,707
Yapi ve Kredi Bankasi AS (b)	73,339	210,443

		3,909,795

UNITED KINGDOM — 0.1%
British American Tobacco PLC	6,544	266,477

TOTAL COMMON STOCKS —
(Cost $185,575,701)		217,304,699

PREFERRED STOCK — 0.0% (f)
MALAYSIA — 0.0% (f)
TA Global Bhd, 0.00% (Cost $1,429)	119,474	13,609

WARRANTS — 0.0% (f)
HONG KONG — 0.0% (f)
Kingboard Chemical Holdings, Ltd. (expiring 10/31/12) (b) (Cost $0)	3,450	2,839

SHORT TERM INVESTMENTS — 6.5%
UNITED STATES — 6.5%
MONEY MARKET FUNDS — 6.5%
State Street Navigator Securities Lending Prime Portfolio (g)(h)	10,779,940	10,779,940
State Street Institutional Liquid Reserves Fund 0.19% (h)(i)	3,815,953	3,815,953

TOTAL SHORT TERM INVESTMENTS —
(Cost $14,595,893)		14,595,893

TOTAL INVESTMENTS — 102.8%
(Cost $200,173,023)		231,917,040
OTHER ASSETS & LIABILITIES — (2.8)%		(6,362,650)

NET ASSETS — 100.0%		$225,554,390

(a)	Security, or portion thereof, was on loan at March 31, 2011.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.2% of net assets as of March 31, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs. (Note 2)
(f)	Amount shown represents less than 0.05% of net assets.
(g)	Investments of cash collateral for securities loaned.
(h)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(i)	Security, or a portion thereof, is designated on the Fund’s books or pledged as collateral for futures contracts.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt

At March 31, 2011, open futures contracts purchased were as follows:

	Expiration		Aggregate		Unrealized
Futures	Date	Contracts	Face Value	Value	Appreciation

MSCI Taiwan Index Futures	4/28/2011	254	$7,727,981	$7,800,340	$72,359

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Dividend ETF
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
BRAZIL — 25.4%
AES Tiete SA	6,725	$94,049
AES Tiete SA Preference Shares	9,902	150,957
Banco do Brasil SA	6,905	125,430
CCR SA	4,696	136,831
Cia Energetica do Ceara Preference Shares	1,391	28,731
Companhia de Saneamento de Minas Gerais-Copasa MG	5,344	90,340
Companhia de Transmissao de Energia Electrica Paulista Preference Shares	4,341	138,923
Companhia Energetica de Minas Gerais ADR	7,495	144,429
Companhia Siderurgica Nacional SA ADR	7,125	118,702
EDP — Energias do Brasil SA	5,791	141,326
Eletropaulo Metropolitana SA Preference Shares	20,399	452,684
Light SA	23,976	415,628
Marfrig Alimentos SA	13,940	125,025
Natura Cosmeticos SA	4,736	133,921
Odontoprev SA	8,678	142,326
Petroleo Brasileiro SA ADR	3,320	134,227
Redecard SA	33,346	492,990
Souza Cruz SA	12,445	130,054
Tractebel Energia SA	7,915	134,289

		3,330,862

CHILE — 2.4%
AES Gener SA	164,613	88,637
Banco de Chile ADR	878	73,919
Compania General de Electricidad SA	6,152	34,666
ENTEL Chile SA	7,295	118,906

		316,128

CHINA — 6.2%
Bank of China, Ltd.	235,536	131,119
China Dongxiang Group Co.	315,000	99,625
Guangzhou R&F Properties Co., Ltd.	84,311	125,520
Jiangsu Expressway Co., Ltd.	116,000	130,046
Shenzhou International Group Holdings, Ltd.	46,000	54,290
Soho China Ltd.	167,500	143,635
Zhejiang Expressway Co., Ltd.	138,000	125,613

		809,848

CZECH REPUBLIC — 7.6%
CEZ AS	8,643	441,915
Komercni Banka AS	535	135,072
Telefonica O2 Czech Republic AS	18,320	428,756

		1,005,743

EGYPT — 0.9%
Egyptian Co. for Mobile Services	1,460	39,198
Telecom Egypt	26,672	77,874

		117,072

HONG KONG — 1.7%
China Mobile, Ltd.	12,837	118,250
Shenzhen Investment, Ltd.	310,000	103,224

		221,474

HUNGARY — 2.0%
Magyar Telekom Telecommunications PLC	85,744	270,251

INDONESIA — 1.5%
Astra International Tbk PT	23,500	153,833
Matahari Putra Prima Tbk PT	245,000	40,235

		194,068

MALAYSIA — 5.5%
Alliance Financial Group Bhd	54,100	56,623
Boustead Holdings Bhd	24,100	46,628
British American Tobacco Malaysia Bhd	2,500	39,670
Digi.Com Bhd	12,500	118,035
DRB-Hicom Bhd	190,400	144,588
Lafarge Malayan Cement Bhd	23,600	57,661
Public Bank Bhd	29,600	128,222
UMW Holdings Bhd	52,500	127,577

		719,004

MEXICO — 2.1%
Industrias Penoles SA de CV	3,743	137,542
Kimberly-Clark de Mexico SAB de CV	22,328	138,743

		276,285

MOROCCO — 0.9%
Lafarge Ciments	110	24,157
Maroc Telecom	5,166	100,509

		124,666

PHILIPPINES — 1.4%
Globe Telecom, Inc.	2,400	49,272
Philippine Long Distance Telephone Co. ADR	2,420	129,470

		178,742

RUSSIA — 1.3%
Tatneft ADR	3,835	169,469

SOUTH AFRICA — 11.1%
African Bank Investments, Ltd.	23,370	130,896
Growthpoint Properties, Ltd.	54,003	138,134
Kumba Iron Ore, Ltd.	2,070	146,382
Lewis Group, Ltd.	7,180	79,135
Massmart Holdings, Ltd.	6,128	127,121
Murray & Roberts Holdings, Ltd.	22,103	86,784
Nedbank Group, Ltd.	6,808	142,557
Pick’n Pay Holdings, Ltd.	30,715	87,063
Steinhoff International Holdings, Ltd. (a)	35,925	133,933
The Foschini Group, Ltd.	10,291	128,876
Tiger Brands, Ltd.	4,650	120,394
Woolworths Holdings, Ltd.	34,468	142,524

		1,463,799

SOUTH KOREA — 4.8%
Hyundai Marine & Fire Insurance Co., Ltd.	5,430	151,473
Kangwon Land, Inc.	5,030	116,699
KT&G Corp.	2,269	118,109
LG Uplus Corp.	20,990	118,445
Woongjin Coway Co., Ltd.	3,700	127,668

		632,394

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Dividend ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

TAIWAN — 19.0%
Asia Cement Corp.	118,000	$132,620
Chicony Electronics Co., Ltd.	60,000	107,527
Chunghwa Telecom Co., Ltd.	42,000	130,828
Compal Electronics, Inc.	103,000	102,277
Eternal Chemical Co., Ltd.	60,000	70,801
Farglory Land Development Co., Ltd.	50,000	106,609
Fubon Financial Holding Co., Ltd.	95,000	126,154
Highwealth Construction Corp.	58,000	121,694
HTC Corp.	4,100	160,339
Macronix International Co., Ltd.	182,000	120,688
MediaTek, Inc.	10,000	114,941
Pou Chen Corp.	138,000	127,411
Quanta Computer, Inc.	65,000	122,677
RichTek Technology Corp.	15,000	103,804
Taiwan Cement Corp.	118,000	142,451
Taiwan Mobile Co., Ltd.	58,000	136,487
Transcend Information, Inc.	28,000	76,554
TSRC Corp.	50,000	128,373
U-Ming Marine Transport Corp.	65,000	138,371
Wistron Corp.	65,000	103,004
Yuanta Financial Holding Co., Ltd.	162,000	116,515

		2,490,125

THAILAND — 2.7%
Advanced Info Service PCL	49,800	148,190
Delta Electronics Thai PCL	99,200	87,737
Electricity Generating PCL	8,000	24,665
Ratchaburi Electricity Generating Holding PCL	73,800	92,723

		353,315

TURKEY — 3.3%
Petrol Ofisi AS	62,749	279,634
Turk Telekomunikasyon AS	30,571	153,662

		433,296

TOTAL COMMON STOCKS —
(Cost $12,481,845)		13,106,541

SHORT TERM INVESTMENT — 0.0% (b)
UNITED STATES — 0.0% (b)
MONEY MARKET FUND — 0.0% (b)
State Street Institutional Liquid Reserves Fund 0.19% (c)(d)	100	100

TOTAL INVESTMENTS — 99.8%
(Cost $12,481,945)		13,106,641
OTHER ASSETS & LIABILITIES — 0.2%		25,491

NET ASSETS — 100.0%		$13,132,132

(a)	Non-income producing security.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt

See accompanying notes to financial statements.

SPDR S&P BRIC 40 ETF
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
BRAZIL — 25.9%
Banco Bradesco SA ADR (a)	1,060,427	$22,003,860
Banco Santander Brazil SA ADS (a)	286,568	3,513,324
Companhia de Bebidas das Americas Preference Shares ADR	406,615	11,511,271
Companhia Energetica de Minas Gerais ADR (a)	221,826	4,274,587
Companhia Siderurgica Nacional SA ADR (a)	442,580	7,373,383
Gerdau SA ADR (a)	351,448	4,393,100
Itau Unibanco Holding SA Preference Shares ADR	1,284,329	30,888,112
Petroleo Brasileiro SA ADR	827,424	33,452,752
Tele Norte Leste Participacoes SA ADR	143,066	2,507,947
Vale SA ADR	733,369	24,457,856

		144,376,192

CHINA — 34.2%
Agricultural Bank of China, Ltd. (a)(b)	9,779,000	5,544,392
Baidu, Inc. ADR (b)	160,739	22,151,441
Bank of China, Ltd.	33,455,254	18,624,007
China Construction Bank Corp.	39,151,610	36,694,253
China Life Insurance Co., Ltd. (a)	4,113,000	15,440,539
China Merchants Bank Co., Ltd. (a)	2,177,436	6,032,725
China Petroleum & Chemical Corp.	9,250,288	9,276,214
China Shenhua Energy Co., Ltd.	1,921,500	9,053,891
China Telecom Corp., Ltd.	7,684,610	4,692,846
Industrial & Commercial Bank of China (a)	30,906,960	25,669,044
PetroChina Co., Ltd. (a)	11,692,171	17,707,667
Ping An Insurance Group Co. of China, Ltd.	906,500	9,189,469
Tencent Holdings, Ltd. (a)	436,300	10,629,561

		190,706,049

HONG KONG — 10.2%
China Mobile, Ltd.	2,858,000	26,326,875
China Overseas Land & Investment, Ltd. (a)	2,146,560	4,365,866
China Unicom (Hong Kong), Ltd. (a)	2,482,000	4,122,733
CNOOC, Ltd.	8,729,221	21,996,443

		56,811,917

INDIA — 7.7%
HDFC Bank, Ltd. ADR (a)	44,785	7,610,763
ICICI Bank, Ltd. ADR	156,401	7,793,462
Infosys Technologies, Ltd. ADR (a)	268,236	19,232,521
Reliance Industries, Ltd. GDR (c)(d)	178,824	8,479,834

		43,116,580

RUSSIA — 21.8%
Gazprom OAO ADR (d)	1,593,673	51,587,195
Gazprom OAO ADR (d)	16,962	548,551
Lukoil OAO ADR	236,995	16,980,692
MMC Norilsk Nickel OJSC ADR	427,461	11,302,069
Mobile TeleSystems ADR	269,679	5,725,285
NovaTek OAO GDR	83,548	11,613,172
Rosneft Oil Co. GDR	879,549	8,034,680
Surgutneftegas OJSC ADR	537,421	5,841,766
Tatneft ADR (a)	133,129	5,882,971
VimpelCom, Ltd. ADR	268,425	3,790,161

		121,306,542

TOTAL COMMON STOCKS —
(Cost $451,920,049)		556,317,280

SHORT TERM INVESTMENTS — 5.6%
UNITED STATES — 5.6%
MONEY MARKET FUNDS — 5.6%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	29,677,123	29,677,123
State Street Institutional Liquid Reserves Fund 0.19% (f)(g)	1,551,330	1,551,330

TOTAL SHORT TERM INVESTMENTS —
(Cost $31,228,453)		31,228,453

TOTAL INVESTMENTS — 105.4%
(Cost $483,148,502)		587,545,733
OTHER ASSETS & LIABILITIES — (5.4)%		(30,019,887)

NET ASSETS — 100.0%		$557,525,846

(a)	Security, or portion thereof, was on loan at March 31, 2011.
(b)	Non-income producing security.
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.5% of net assets as of March 31, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(g)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
ADS = American Depositary Shares
GDR = Global Depositary Receipt

See accompanying notes to financial statements.

SPDR S&P Emerging Europe ETF
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.2%
CZECH REPUBLIC — 3.9%
CEZ AS	128,784	$6,584,710
Komercni Banka AS	8,760	2,211,647
Telefonica O2 Czech Republic AS	53,008	1,240,584
Unipetrol (a)(b)	86,833	873,099

		10,910,040

HUNGARY — 4.2%
Magyar Telekom Telecommunications PLC	513,844	1,619,551
MOL Hungarian Oil and Gas NyRt (a)(b)	26,591	3,406,396
OTP Bank NyRt (a)(b)	148,644	4,407,882
Richter Gedeon NyRt	11,379	2,370,415

		11,804,244

POLAND — 11.8%
Agora SA	78,167	720,944
Asseco Poland SA	39,976	758,806
Bank Pekao SA	56,037	3,358,747
Bank Zachodni WBK SA	1,920	153,284
Bioton SA (b)	1,849,644	110,734
BRE Bank SA (b)	9,204	1,113,711
Cersanit SA (b)	111,673	467,992
Echo Investment SA (b)	231,608	399,662
Getin Holding SA (b)	142,783	714,016
Globe Trade Centre SA (b)	93,253	698,839
ING Bank Slaski SA (b)	4,406	1,387,155
KGHM Polska Miedz SA	63,214	4,011,538
Lubelski Wegiel Bogdanka SA (b)	18,919	834,152
Netia SA (b)	991,925	1,833,922
Orbis SA (b)	34,288	481,790
PBG SA	7,602	503,302
Polimex- Mostostal SA	309,197	383,284
Polska Grupa Energetyczna SA	183,167	1,477,153
Polski Koncern Naftowy Orlen SA (b)	110,706	2,052,638
Powszechna Kasa Oszczednosci Bank Polski SA	270,604	4,164,458
Powszechny Zaklad Ubezpieczen SA	10,862	1,361,766
Tauron Polska Energia SA (b)	703,339	1,555,490
Telekomunikacja Polska SA	546,275	3,385,843
TVN SA	142,890	912,813
Zaklad Przetworstwa Hutniczego Stalprodukt SA	2,478	243,472

		33,085,511

RUSSIA — 64.4%
Comstar United Telesystems GDR (b)	164,512	1,186,605
Evraz Group SA GDR (b)	81,706	3,243,728
Gazprom Neft JSC ADR (a)	102,624	2,704,142
Gazprom OAO ADR (c)	1,572,320	50,895,999
Gazprom OAO ADR (c)	23,177	749,544
Integra Group Holdings GDR (b)(c)	98,823	340,939
Integra Group Holdings GDR (b)(c)	188,234	649,407
Lukoil OAO ADR	261,505	18,736,833
Mechel OAO ADR (a)	64,097	1,973,547
MMC Norilsk Nickel OJSC ADR	524,634	13,871,323
Mobile TeleSystems ADR (a)	303,699	6,447,530
NovaTek OAO GDR	90,898	12,634,822
Novolipetsk Steel OJSC GDR	20,749	912,956
Pharmstandard GDR (b)	19,737	551,649
PIK Group GDR (b)	159,771	717,372
Polymetal JSC GDR (b)(c)	103,707	1,960,062
Polymetal JSC GDR (b)(c)	1,825	33,763
Polyus Gold OJSC ADR (c)	91,777	3,223,208
Polyus Gold OJSC ADR (c)	353	12,426
Rosneft Oil Co. GDR (c)	103,373	944,312
Rosneft Oil Co. GDR (c)	1,039,577	9,496,536
Rostelecom ADR	42,429	1,538,996
Sberbank	4,792,469	18,010,099
Severstal GDR	158,698	3,112,068
Sistema JSFC GDR	66,608	1,938,293
Surgutneftegas OJSC ADR	749,323	8,145,141
Tatneft ADR	82,937	3,664,986
Uralkali GDR	104,060	4,315,368
VimpelCom, Ltd. ADR	237,099	3,347,838
VTB Bank OJSC GDR	672,568	4,707,976
X5 Retail Group NV GDR (b)	19,435	819,186

		180,886,654

TURKEY — 14.9%
Akbank TAS	738,596	3,588,088
Anadolu Anonim Turk Sigorta	805,200	620,648
Anadolu Efes Biracilik Ve Malt Sanayii AS	170,735	2,416,400
Arcelik AS	440,735	2,038,312
Asya Katilim Bankasi AS	242,296	472,398
BIM Birlesik Magazalar AS	42,775	1,440,749
Dogan Sirketler Grubu Holdings AS (b)	829,434	644,700
Dogan Yayin Holding AS (b)	867,721	1,112,859
Dogus Otomotiv Servis ve Ticaret AS (b)	468,488	1,778,243
Enka Insaat ve Sanayi AS	282,116	1,089,103
Eregli Demir ve Celik Fabrikalari TAS (b)(c)	148,261	372,609
Eregli Demir ve Celik Fabrikalari TAS (b)(c)	509,624	1,366,612
Haci Omer Sabanci Holding AS	390,880	1,817,870
Hurriyet Gazetecilik ve Matbaacilik AS	618,049	808,666
KOC Holding AS	502,617	2,337,526
Tupras-Turkiye Petrol Rafinerileri AS	72,725	2,138,624
Turk Hava Yollari Anonim Ortakligi (b)	751,643	2,093,510
Turk Telekomunikasyon AS	129,044	648,626
Turkcell Iletisim Hizmetleri AS	450,390	2,666,428
Turkiye Garanti Bankasi AS	1,485,772	6,948,391
Turkiye Halk Bankasi AS	98,748	764,348
Turkiye Is Bankasi	627,903	2,009,159
Vestel Elektronik Sanayi (b)	419,652	720,328
Yapi ve Kredi Bankasi AS (b)	695,902	1,996,856

		41,891,053

TOTAL COMMON STOCKS —
(Cost $238,787,166)		278,577,502

SHORT TERM INVESTMENTS — 1.7%
UNITED STATES — 1.7%
MONEY MARKET FUNDS — 1.7%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	1,847,692	1,847,692

See accompanying notes to financial statements.

SPDR S&P Emerging Europe ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

State Street Institutional Liquid Reserves Fund 0.19% (e)(f)	2,806,693	$2,806,693

TOTAL SHORT TERM INVESTMENTS —
(Cost $4,654,385)		4,654,385

TOTAL INVESTMENTS — 100.9%
(Cost $243,441,551)		283,231,887
OTHER ASSETS & LIABILITIES — (0.9)%		(2,510,466)

NET ASSETS — 100.0%		$280,721,421

(a)	Security, or portion thereof, was on loan at March 31, 2011.
(b)	Non-income producing security
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt

See accompanying notes to financial statements.

SPDR S&P Emerging Latin America ETF
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.2%
BRAZIL — 65.8%
AES Tiete SA Preference Shares	55,147	$840,722
All America Latina Logistica SA	133,164	1,096,910
B2W Companhia Global do Varejo	34,092	468,392
Banco Bradesco SA ADR (a)	445,812	9,250,599
Banco do Brasil SA	130,515	2,370,812
Banco do Brasil SA ADR (a)	49,914	916,421
Banco Santander Brazil SA ADS (a)	139,014	1,704,312
BM&F BOVESPA SA	445,092	3,242,256
Bradespar SA Preference Shares	76,724	2,018,618
Brasil Telecom SA ADR	18,261	196,123
Brasil Telecom SA Preference Shares ADR	31,762	857,892
Braskem SA Preference Shares ADR (a)	34,913	940,207
BRF — Brasil Foods SA	45,999	871,768
BRF — Brasil Foods SA ADR (a)	86,412	1,649,605
CCR SA	47,902	1,395,761
Centrais Eletricas Brasileiras SA	10,503	159,280
Centrais Eletricas Brasileiras SA ADR	76,556	1,165,221
Cielo SA	104,183	886,364
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares ADR	45,087	1,890,498
Companhia de Bebidas das Americas Preference Shares ADR	213,423	6,042,005
Companhia de Saneamento Basico do Estado de Sao Paulo	44,907	1,297,451
Companhia Energetica de Minas Gerais ADR (a)	113,914	2,195,123
Companhia Energetica de Sao Paulo Preference Shares	67,741	1,295,064
Companhia Paranaense de Energia Preference Shares	37,065	1,012,780
Companhia Siderurgica Nacional SA ADR (a)	206,278	3,436,591
Cosan SA Industria e Comercio	43,910	685,609
CPFL Energia SA ADR (a)	6,825	596,573
Cyrela Brazil Realty SA	91,976	875,235
Cyrela Commercial Properties SA Empreendimentos e Participacoes	71,708	612,719
Duratex SA	124,319	1,318,274
Empresa Brasileira de Aeronautica SA	131,142	1,088,315
Fertilizantes Heringer SA (b)	5,339	32,820
Fibria Celulose SA ADR (b)	75,152	1,233,996
Gafisa SA	64,753	410,789
Gerdau SA ADR (a)	126,730	1,584,125
Gerdau SA Preference Shares	24,659	306,049
Gol Linhas Aereas Inteligentes SA Preference Shares (b)	42,042	564,437
Investimentos Itau SA	109,774	832,710
Investimentos Itau SA Preference Shares	643,466	5,063,080
Itau Unibanco Holding SA Preference Shares ADR	516,449	12,420,598
JBS SA	204,061	735,084
LLX Logistica SA (b)	119,868	370,638
Lojas Americanas SA Preference Shares	180,707	1,510,752
Lojas Renner SA	41,208	1,339,782
Metalurgica Gerdau SA Preference Shares	110,137	1,649,262
MMX Mineracao e Metalicos SA (b)	24,160	152,378
MRV Engenharia e Participacoes SA	3,884	31,182
Natura Cosmeticos SA	52,484	1,484,103
OGX Petroleo e Gas Participacoes SA (b)	166,183	2,007,374
OGX Petroleo e Gas Participacoes SA ADR (a)(b)	130,683	1,607,401
PDG Realty SA Empreendimentos e Participacoes	240,892	1,356,429
Petroleo Brasileiro SA ADR (c)	443,776	15,771,799
Petroleo Brasileiro SA ADR (c)	323,010	13,059,294
Redecard SA	60,368	892,485
Souza Cruz SA	171,434	1,791,534
TAM SA ADR (a)	22,417	442,512
Tele Norte Leste Participacoes SA ADR	57,430	1,006,748
Tele Norte Leste Participacoes SA Preference Shares	3,932	67,920
Tim Participacoes SA ADR (a)	26,662	1,163,796
Tim Participacoes SA Preference Shares	45,756	197,172
Tractebel Energia SA ADR (a)	6,919	113,126
Ultrapar Participacoes SA ADR (a)	86,967	1,474,091
Usinas Siderurgicas de Minas Gerais SA ADR (a)	133,251	1,616,135
Usinas Siderurgicas de Minas Gerais SA Preference Shares	38,032	461,738
Vale SA ADR	320,937	10,703,249
Vale SA ADR Preference Shares	483,392	14,269,732
Vivo Participacoes SA Preference Shares	47,743	1,895,926

		151,997,746

CHILE — 9.3%
Almendral SA	4,378,372	539,130
Antarchile SA	67,722	1,345,536
Banco de Chile ADR (a)	10,788	908,242
Banco de Credito e Inversiones	25,694	1,608,724
Banco Santander Chile ADR (a)	5,244	454,917
CAP SA	33,963	1,644,457
Cencosud SA ADR (a)(d)	18,072	1,937,700
Compania General de Electricidad SA	182,172	1,026,535
Empresa Nacional de Electricidad SA ADR (a)	33,060	1,838,797
Empresas CMPC SA	34,445	1,681,957
Empresas COPEC SA	128,184	2,247,172
Enersis SA ADR	68,558	1,427,377
Lan Airlines SA ADR (a)	46,366	1,186,506
SACI Falabella	279,639	2,839,286
Sociedad Quimica y Minera de Chile SA ADR	12,746	704,344

		21,390,680

MEXICO — 20.3%
Alfa SAB de CV	129,022	1,668,463

See accompanying notes to financial statements.

SPDR S&P Emerging Latin America ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

America Movil SAB de CV	4,533,533	$13,169,700
Cemex SAB de CV (b)	2,191,076	1,957,887
Corporacion GEO SAB de CV (b)	171,546	480,613
Desarrolladora Homex SAB de CV (b)	84,543	385,111
Empresas ICA SAB de CV (b)	153,771	349,455
Fomento Economico Mexicano SAB de CV	619,071	3,632,618
Grupo Aeroportuario del Sureste SAB de CV	180,896	1,063,294
Grupo Bimbo SAB de CV	201,645	1,707,858
Grupo Carso SA de CV	199,287	656,242
Grupo Financiero Banorte SAB de CV	438,935	2,064,319
Grupo Financiero Inbursa SA	323,921	1,489,945
Grupo Mexico SAB de CV	963,801	3,610,030
Grupo Modelo SAB de CV	226,904	1,362,501
Grupo Televisa SA de CV (Series CPO) (b)	394,277	1,938,397
Grupo Televisa SA de CV ADR (b)	3,153	77,343
Impulsora Del Desarrollo Y El Empleo en America Latina SA de CV (b)	499,066	787,960
Inmuebles Carso SAB de CV (a)(b)	238,134	261,188
Kimberly-Clark de Mexico SAB de CV	274,890	1,708,128
Minera Frisco SAB de CV (b)	238,134	1,042,352
Telefonos de Mexico SA de CV	1,894,127	1,737,082
TV Azteca SAB de CV	896,107	623,883
Urbi Desarrollos Urbanos SA de CV (b)	207,486	481,806
Wal-Mart de Mexico SAB de CV (a)	1,559,525	4,675,726

		46,931,901

PERU — 3.8%
Compania de Minas Buenaventura SA ADR, Series B	60,041	2,579,962
Compania Minera Milpo SA	233,161	569,903
Credicorp, Ltd.	18,894	1,982,547
Minsur SA	607,292	910,125
Southern Copper Corp.	50,660	2,040,079
Volcan Compania Minera SAA (Class B)	506,114	713,345

		8,795,961

TOTAL COMMON STOCKS —
(Cost $206,971,527)		229,116,288

RIGHTS — 0.0% (e)
BRAZIL — 0.0% (e)
B2W Companhia Global Do Varejo (expiring 4/26/11) (b) (Cost $0)	14,298	9,844

SHORT TERM INVESTMENTS — 6.8%
UNITED STATES — 6.8%
MONEY MARKET FUNDS — 6.8%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	14,922,884	14,922,884
State Street Institutional Liquid Reserves Fund 0.19% (g)(h)	783,207	783,207

TOTAL SHORT TERM INVESTMENTS —
(Cost $15,706,091)		15,706,091

TOTAL INVESTMENTS — 106.0%
(Cost $222,677,618)		244,832,223
OTHER ASSETS & LIABILITIES — (6.0)%		(13,910,871)

NET ASSETS — 100.0%		$230,921,352

(a)	Security, or portion thereof, was on loan at March 31, 2011.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.8% of net assets as of March 31, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Investments of cash collateral for securities loaned.
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(h)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
ADS = American Depositary Shares

See accompanying notes to financial statements.

SPDR S&P Emerging Middle East & Africa ETF
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.3%
EGYPT — 5.8%
Arab Cotton Ginning	67,523	$42,149
Commercial International Bank Egypt SAE	360,245	1,992,394
Eastern Tobacco	39,472	697,839
Egyptian Co. for Mobile Services	14,721	395,228
Egyptian Financial Group-Hermes Holding	121,176	446,518
Egyptian International Pharmaceutical Industrial Co.	18,366	110,328
Egyptian Kuwait Holding Co.	250,786	343,577
ElSwedy Electric Co. (a)	29,759	198,493
Ezz Steel (a)	103,447	190,942
Juhayna Food Industries (a)	149,632	146,883
Maridive & Oil Services SAE	59,827	202,215
Orascom Construction Industries	43,322	1,766,465
Orascom Telecom Holding SAE GDR (a)(b)	18,696	68,895
Orascom Telecom Holding SAE GDR (a)(b)(c)	165,649	610,416
Palm Hills Developments SAE (a)	181,505	85,278
Sidi Kerir Petrochemicals Co.	113,070	277,007
Six of October Development & Investment Co. (a)	19,368	205,038
Suez Cement Co.	59,297	398,000
Talaat Moustafa Group (a)	514,803	404,275
Telecom Egypt	184,393	538,374

		9,120,314

MOROCCO — 4.9%
Attijariwafa Bank	59,680	2,914,985
Banque Centrale Populaire	17,919	895,477
Banque Marocaine du Commerce Exterieur	74,577	2,153,727
Banque Marocaine pour le Commerce et l’Industrie SA	4,874	619,944
Ciments du Maroc	6,012	837,915
Douja Promotion Groupe Addoha SA	30,988	404,071

		7,826,119

SOUTH AFRICA — 88.6%
ABSA Group, Ltd.	102,104	2,061,128
Acucap Properties, Ltd.	45,776	232,962
Adcock Ingram Holdings, Ltd.	73,335	602,676
Adcorp Holdings, Ltd.	24,316	99,826
Afgri, Ltd.	168,149	170,402
African Bank Investments, Ltd.	311,348	1,743,875
African Oxygen, Ltd.	46,009	122,519
African Rainbow Minerals, Ltd.	41,412	1,366,217
Allied Electronics Corp., Ltd. Preference Shares	92,131	345,928
Allied Technologies, Ltd.	21,952	185,113
Anglo Platinum, Ltd. (c)	21,266	2,192,841
AngloGold Ashanti, Ltd.	155,798	7,479,373
Aquarius Platinum, Ltd. (c)	159,215	882,018
ArcelorMittal South Africa, Ltd.	57,428	764,636
Aspen Pharmacare Holdings, Ltd. (a)	178,901	2,090,877
Assore, Ltd.	22,324	715,021
Astral Foods, Ltd.	18,098	330,663
Aveng, Ltd.	168,112	887,137
AVI, Ltd.	111,285	493,744
Avusa, Ltd.	79,440	288,757
Barloworld, Ltd.	96,403	1,065,368
Basil Read Holdings, Ltd.	62,588	106,019
Bidvest Group, Ltd.	121,729	2,677,175
Blue Label Telecoms, Ltd.	111,519	98,989
Business Connexion Group, Ltd.	129,967	100,944
Capital Property Fund	179,591	211,223
Cipla Medpro South Africa, Ltd.	169,087	172,353
City Lodge Hotels, Ltd.	11,444	114,111
Clicks Group, Ltd.	131,950	830,806
Coronation Fund Managers, Ltd.	84,308	222,013
DataTec, Ltd.	124,228	681,839
Discovery Holdings, Ltd.	154,284	869,858
Distribution and Warehousing Network, Ltd. (a)	65,037	62,541
DRDGOLD, Ltd.	206,560	103,900
Emira Property Fund	96,336	184,279
Eqstra Holdings, Ltd. (a)	167,879	160,939
Esorfranki, Ltd. (c)	185,432	43,893
Evraz Highveld Steel and Vanadium, Ltd. (a)(c)	9,924	102,713
Exxaro Resources, Ltd.	77,278	1,891,636
FirstRand, Ltd.	1,595,171	4,743,424
Fountainhead Property Trust	747,331	683,267
Freeworld Coatings, Ltd.	149,900	255,028
Gold Fields, Ltd.	311,964	5,466,737
Gold Reef Resorts, Ltd.	86,994	205,920
Grindrod, Ltd.	212,138	465,423
Group Five, Ltd. (c)	46,009	185,821
Growthpoint Properties, Ltd.	526,410	1,346,504
Harmony Gold Mining Co., Ltd. (c)	160,073	2,351,323
Hudaco Industries, Ltd.	10,511	126,966
Hyprop Investments, Ltd.	101,197	798,563
Illovo Sugar, Ltd. (c)	84,541	335,815
Impala Platinum Holdings, Ltd.	207,950	6,021,811
Imperial Holdings, Ltd.	67,237	1,135,960
Investec, Ltd.	74,212	579,691
JD Group, Ltd. (c)	61,869	443,003
JSE, Ltd.	32,814	339,818
Kumba Iron Ore, Ltd. (c)	34,242	2,421,451
Lewis Group, Ltd.	37,249	410,544
Liberty Holdings, Ltd.	46,122	485,139
Life Healthcare Group Holdings, Ltd.	351,481	826,256
Massmart Holdings, Ltd.	81,135	1,683,088
Medi-Clinic Corp., Ltd.	118,639	508,996
Merafe Resources, Ltd.	707,515	154,912
Metorex, Ltd. (a)	301,251	288,351
MMI Holdings, Ltd.	468,080	1,152,983
Mondi, Ltd.	68,311	670,028
Mr. Price Group, Ltd.	115,604	1,047,533
MTN Group, Ltd.	501,920	10,140,946
Murray & Roberts Holdings, Ltd.	122,583	481,304
Mvelaphanda Resources, Ltd. (a)	77,252	438,407
Nampak, Ltd.	250,006	811,476
Naspers, Ltd.	172,820	9,306,450
Nedbank Group, Ltd.	147,593	3,090,534
Netcare, Ltd. (c)	546,642	1,172,626

See accompanying notes to financial statements.

SPDR S&P Emerging Middle East & Africa ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

Northam Platinum, Ltd. (c)	63,995	$416,569
Omnia Holdings, Ltd. (a)	20,902	226,477
Petmin, Ltd.	244,870	109,404
Pick n Pay Stores, Ltd.	141,403	962,706
Pick’n Pay Holdings, Ltd.	100,656	285,315
Pioneer Foods, Ltd. (a)	38,299	311,800
Pretoria Portland Cement Co., Ltd.	239,410	850,046
Raubex Group, Ltd.	58,151	157,003
Redefine Properties, Ltd.	1,105,821	1,226,972
Remgro, Ltd.	159,353	2,624,116
Resilient Property Income Fund, Ltd.	97,619	433,256
Reunert, Ltd.	74,669	647,110
RMB Holdings, Ltd.	275,647	1,141,826
RMI Holdings	275,647	475,081
SA Corporate Real Estate Fund	809,460	383,208
Sanlam, Ltd.	626,972	2,560,035
Sappi, Ltd. (a)(c)	233,895	1,240,506
Sasol, Ltd.	198,079	11,472,227
Shoprite Holdings, Ltd.	197,375	3,030,070
Simmer & Jack Mines, Ltd. (a)	401,905	45,188
Standard Bank Group, Ltd.	407,241	6,265,756
Steinhoff International Holdings, Ltd. (a)(c)	547,012	2,039,323
Sun International, Ltd. (c)	34,977	468,295
Super Group, Ltd. (a)	1,213,253	132,823
Telkom SA, Ltd.	91,801	502,502
The Foschini Group, Ltd.	81,635	1,022,332
The Spar Group, Ltd.	74,499	1,047,039
Tiger Brands, Ltd.	66,179	1,713,451
Tongaat Hulett, Ltd.	36,783	530,513
Truworths International, Ltd.	187,190	1,952,362
Vodacom Group, Ltd.	112,684	1,323,311
Wilson Bayly Holmes-Ovcon, Ltd.	34,374	549,215
Woolworths Holdings, Ltd.	348,544	1,441,213

		140,919,460

TOTAL COMMON STOCKS —
(Cost $146,775,911)		157,865,893

RIGHTS — 0.0% (d)
SOUTH AFRICA — 0.0% (d)
Fountainhead Property Trust (expiring 4/8/11) (a) (Cost $0)	125,050	3,330

SHORT TERM INVESTMENTS — 4.3%
UNITED STATES — 4.3%
MONEY MARKET FUNDS — 4.3%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	6,401,771	6,401,771
State Street Institutional Liquid Reserves Fund 0.19% (f)(g)	495,859	495,859

TOTAL SHORT TERM INVESTMENTS —
(Cost $6,897,630)		6,897,630

TOTAL INVESTMENTS — 103.6%
(Cost $153,673,541)		164,766,853
OTHER ASSETS & LIABILITIES — (3.6)%		(5,698,503)

NET ASSETS — 100.0%		$159,068,350

(a)	Non-income producing security.
(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(c)	Security, or portion thereof, was on loan at March 31, 2011.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(g)	The rate shown is the annualized seven-day yield at period end.
GDR = Global Depositary Receipt

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.2%
AUSTRALIA — 7.7%
Abacus Property Group	76,419	$185,717
Alumina, Ltd.	64,996	165,350
Amcor, Ltd.	13,506	98,609
AMP, Ltd. (a)	25,432	142,812
Ansell, Ltd.	16,428	229,691
APA Group	14,878	64,775
Aristocrat Leisure, Ltd. (a)	23,711	79,692
Australia & New Zealand Banking Group, Ltd.	20,553	506,079
BHP Billiton, Ltd.	33,399	1,608,162
Billabong International, Ltd.	13,491	105,335
BlueScope Steel, Ltd.	31,778	64,905
Brambles, Ltd.	22,093	161,760
Bunnings Warehouse Property Trust	29,111	51,630
Commonwealth Bank of Australia	13,237	717,306
Computershare, Ltd.	13,377	128,101
ConnectEast Group	254,994	119,984
CSL, Ltd.	7,794	287,990
CSR, Ltd. (a)	22,207	75,326
DUET Group	97,632	169,118
Envestra, Ltd.	309,244	191,883
Foster’s Group, Ltd.	26,631	157,531
GWA International, Ltd.	54,066	185,070
Harvey Norman Holdings, Ltd. (a)	40,340	125,153
Hills Industries, Ltd.	46,346	73,331
Insurance Australia Group, Ltd.	30,457	113,075
Lend Lease Group	17,387	163,086
Macquarie Group, Ltd.	4,295	162,565
MAp Group	43,787	137,658
National Australia Bank, Ltd.	16,121	430,959
Newcrest Mining, Ltd.	11,149	459,114
Origin Energy, Ltd.	14,877	249,545
OZ Minerals, Ltd.	81,854	135,016
Perpetual, Ltd. (a)	3,439	103,457
QBE Insurance Group, Ltd.	10,548	192,748
Rio Tinto, Ltd. (a)	4,849	424,987
Santos, Ltd.	12,206	196,285
Sonic Healthcare, Ltd. (a)	12,340	152,882
Suncorp Group, Ltd.	18,467	161,948
Tatts Group, Ltd.	55,413	134,094
Toll Holdings, Ltd. (a)	13,373	82,010
Wesfarmers, Ltd.	12,558	412,722
Westfield Group	16,275	157,200
Westfield Retail Trust (b)	13,853	37,534
Westpac Banking Corp.	21,197	533,335
Woodside Petroleum, Ltd.	7,270	351,855
Woolworths, Ltd.	14,800	411,410
WorleyParsons, Ltd.	3,992	127,896

		11,026,691

AUSTRIA — 0.3%
Erste Group Bank AG	2,649	133,846
OMV AG	2,820	127,620
Voestalpine AG	2,991	140,621

		402,087

BELGIUM — 0.9%
Ageas	37,287	106,093
Ageas VVPR Strip (b)	592	2
Anheuser-Busch InBev NV	7,142	407,385
Bekaert NV	792	90,465
Delhaize Group	2,024	165,011
Dexia SA (b)	13,782	53,746
Gimv NV	2,234	134,736
KBC Groep NV (b)	2,164	81,487
UCB SA (a)	2,721	103,465
Umicore	3,969	197,106

		1,339,496

CANADA — 9.2%
AGF Management, Ltd.	5,347	107,792
Agnico-Eagle Mines, Ltd.	2,261	149,804
Agrium, Inc.	3,025	278,415
Bank of Montreal (a)	4,841	313,427
Bank of Nova Scotia	7,216	441,305
Barrick Gold Corp.	9,672	501,025
Bombardier, Inc. (Class B)	23,791	174,382
Brookfield Asset Management, Inc. (Class A) (a)	5,829	188,817
Cameco Corp.	6,369	190,923
Canadian Imperial Bank of Commerce (a)	3,568	306,641
Canadian National Railway Co.	5,560	418,107
Canadian Natural Resources, Ltd. (a)	12,173	599,921
Canadian Oil Sands, Ltd. (a)	5,561	186,767
Canadian Pacific Railway, Ltd.	2,854	182,844
Canadian Western Bank	6,763	216,569
Cenovus Energy, Inc. (a)	6,173	243,049
CGI Group, Inc. (Class A) (b)	11,904	248,788
Crescent Point Energy Corp. (a)	5,710	276,181
EnCana Corp. (a)	7,570	260,933
Fairfax Financial Holdings, Ltd.	346	130,361
First Quantum Minerals, Ltd. (a)	1,404	181,023
Gildan Activewear, Inc.	4,023	131,598
Goldcorp, Inc. (a)	8,056	400,336
Husky Energy, Inc. (a)	5,549	168,053
IAMGOLD Corp.	6,782	148,991
Imperial Oil, Ltd.	4,831	246,032
Kinross Gold Corp. (a)	8,804	138,294
Magna International, Inc. (Class A) (a)	4,539	216,883
Manulife Financial Corp. (a)	16,676	294,519
Nexen, Inc.	7,929	197,013
Nordion, Inc.	8,854	104,127
Potash Corp. of Saskatchewan, Inc.	10,100	593,800
Research In Motion, Ltd. (b)	5,188	292,427
Richelieu Hardware, Ltd.	7,620	235,004
Rogers Communications, Inc. (Class B) (a)	6,042	218,885
Royal Bank of Canada (a)	11,360	700,577
Russel Metals, Inc.	7,482	210,057
Shaw Communications, Inc. (a)	6,542	137,464
Sherritt International Corp. (a)	13,066	106,919
Sino-Forest Corp. (a)(b)	4,520	117,560
Sun Life Financial, Inc. (a)	6,202	194,269
Suncor Energy, Inc.	17,464	780,606
Talisman Energy, Inc.	13,813	340,373
Teck Resources, Ltd. (Class B)	6,441	340,276

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

TELUS Corp. (a)	2,986	$144,580
TMX Group, Inc.	3,302	131,774
Toronto-Dominion Bank (a)	7,173	632,684
TransCanada Corp. (a)	7,113	287,445
Yamana Gold, Inc.	10,783	132,799

		13,240,419

CHINA — 0.6%
Chong Hing Bank, Ltd.	58,000	149,135
Dah Sing Banking Group, Ltd.	102,117	158,068
Dah Sing Financial Holdings, Ltd.	15,068	92,986
Hongkong Land Holdings, Ltd. (a)	30,000	210,000
Sino Land Co., Ltd.	65,557	116,479
Transport International Holdings, Ltd.	50,800	156,746

		883,414

DENMARK — 1.2%
A P Moller — Maersk A/S	27	254,322
Danske Bank A/S (b)(c)	2,009	44,928
Danske Bank A/S (b)(c)	6,028	133,660
DSV A/S (a)	7,332	181,273
FLSmidth & Co. A/S	1,886	160,885
GN Store Nord A/S	17,274	162,446
Novo Nordisk A/S (Class B)	4,464	561,600
SimCorp A/S (a)	538	86,320
Vestas Wind Systems A/S (a)(b)	2,568	111,535

		1,696,969

FINLAND — 1.9%
Amer Sports Oyj (Class A)	12,014	154,465
Elisa Oyj (a)	4,450	98,072
Fortum Oyj (b)	3,608	122,678
Kemira Oyj (a)	5,897	95,317
Kesko Oyj (Class B) (b)	2,838	132,904
Kone Oyj (Class B)	3,889	224,067
Konecranes OYJ (a)(b)	3,443	159,624
Lassila & Tikanoja Oyj	5,935	106,964
Metso Oyj (a)	2,947	158,668
Neste Oil Oyj	4,674	96,508
Nokia Oyj (a)	34,744	297,557
Pohjola Bank PLC (a)	7,311	99,808
Sampo Oyj (Class A)	4,884	156,014
Sanoma Oyj (a)	4,917	111,434
Stockmann Oyj Abp (Class B) (a)	3,155	94,918
Stora Enso Oyj	9,590	114,385
Tikkurila Oy (b)	1,473	33,571
UPM-Kymmene Oyj (b)	6,985	147,893
Wartsila Oyj	4,220	164,986
YIT Oyj	4,336	128,725

		2,698,558

FRANCE — 8.0%
Accor SA	2,724	122,560
Air Liquide SA	2,172	288,995
Alcatel-Lucent (a)(b)	31,864	183,179
Alstom SA	2,464	145,898
AXA SA	17,751	371,433
BNP Paribas	7,871	576,470
Bourbon SA (a)	2,180	103,327
Bouygues SA	3,021	145,268
Cap Gemini SA	2,284	132,842
Carrefour SA	6,185	274,198
Casino Guichard-Perrachon SA	1,272	120,562
Compagnie de Saint-Gobain	4,914	301,288
Compagnie Generale de Geophysique-Veritas (b)	3,537	127,718
Compagnie Generale des Etablissements Michelin	2,098	177,445
Credit Agricole SA	9,680	159,073
Danone	6,432	420,739
Edenred (b)	2,724	82,319
EDF SA	2,441	101,219
Essilor International SA	3,367	250,373
France Telecom SA	16,678	374,187
GDF Suez	12,055	491,833
Guyenne et Gascogne SA	1,303	169,228
Hermes International	1,192	261,685
L’Oreal SA	2,339	272,844
Lafarge SA	1,870	116,803
Lagardere SCA	2,481	106,064
LVMH Moet Hennessy Louis Vuitton SA	1,994	316,076
Nexans SA	1,359	130,158
Pernod — Ricard SA (a)	2,519	235,574
Peugeot SA (b)	2,409	95,311
PPR	1,088	166,982
Publicis Groupe SA	3,199	179,659
Renault SA (b)	2,186	121,015
Sanofi-Aventis SA	9,364	657,446
Schneider Electric SA	2,699	461,916
Societe Generale	6,040	392,997
Sodexo	1,851	135,357
Technip SA	1,951	208,342
Total SA	20,791	1,267,366
Unibail-Rodamco SE	777	168,539
Valeo SA (b)	2,329	136,021
Vallourec SA	1,619	181,872
Veolia Environnement	5,362	166,946
Vinci SA	5,199	325,329
Vivendi SA	9,757	279,000

		11,503,456

GERMANY — 7.2%
Adidas AG	3,094	195,188
Allianz SE	4,183	587,852
BASF SE	8,127	703,861
Bayer AG	7,472	579,376
Bayerische Motoren Werke AG	3,512	292,803
Bilfinger Berger AG	1,674	145,504
Commerzbank AG (a)(b)	11,173	87,190
Daimler AG (b)	9,590	678,417
Deutsche Bank AG	8,221	483,982
Deutsche Boerse AG	2,339	177,747
Deutsche Post AG	9,515	171,755
Deutsche Telekom AG	26,976	416,121
E.ON AG	16,233	496,431
Fresenius Medical Care AG & Co. KGaA	2,783	187,160
Fresenius SE	1,880	174,134
GEA Group AG	5,396	177,960

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

Henkel AG & Co. KGaA Preference Shares	3,578	$221,939
Hochtief AG	1,387	149,393
Infineon Technologies AG	20,789	213,445
K+S AG	2,130	161,018
Lanxess AG	2,884	216,012
Linde AG	1,450	229,330
MAN SE	1,634	204,055
Merck KGaA	1,288	116,394
Muenchener Rueckversicherungs- Gesellschaft AG	2,083	328,114
Porsche Automobil Holding SE Preference Shares (a)	1,197	78,495
Puma AG Rudolf Dassler Sport	320	93,979
Rheinmetall AG	1,939	160,888
RWE AG	4,211	268,584
Salzgitter AG	829	65,527
SAP AG	8,835	541,631
Siemens AG	8,212	1,127,024
ThyssenKrupp AG	4,157	170,074
Volkswagen AG (a)	907	139,396
Volkswagen AG Preference Shares	1,447	235,016
Wincor Nixdorf AG	1,791	145,202

		10,420,997

GREECE — 0.1%
Hellenic Telecommunications Organization SA ADR (a)	18,469	101,025
National Bank of Greece SA ADR (b)	51,302	90,805

		191,830

HONG KONG — 2.3%
Bank of East Asia, Ltd.	39,775	169,006
CLP Holdings, Ltd.	23,500	190,037
Esprit Holdings, Ltd.	24,769	113,684
Giordano International, Ltd.	374,000	226,952
Hang Lung Group, Ltd.	31,000	191,902
Hang Lung Properties, Ltd.	48,000	210,126
Hong Kong Exchanges and Clearing, Ltd.	15,200	330,256
Hopewell Holdings	31,500	94,562
Hysan Development Co., Ltd.	55,343	227,685
Li & Fung, Ltd.	54,000	276,658
New World Development Co., Ltd.	80,551	142,291
Pacific Basin Shipping, Ltd.	137,000	86,658
Sun Hung Kai Properties, Ltd.	16,000	253,426
Swire Pacific, Ltd.	17,500	256,486
The Link REIT	65,646	205,508
Wheelock & Co., Ltd.	53,000	198,966
Wing Hang Bank, Ltd.	11,500	135,430

		3,309,633

IRELAND — 0.6%
Anglo Irish Bank Corp. PLC (b)(d)	5,635	0
C&C Group PLC	80	362
CRH PLC	7,992	183,505
DCC PLC	5,769	183,957
Grafton Group PLC	19,363	90,952
Kingspan Group PLC	11,939	106,908
United Drug PLC	35,013	114,280
Willis Group Holdings PLC (a)	3,819	154,135

		834,099

ISRAEL — 0.6%
Teva Pharmaceutical Industries, Ltd. ADR	17,204	863,125

ITALY — 2.5%
Assicurazioni Generali SpA	11,433	247,911
Atlantia SpA	5,844	134,101
Banca Piccolo Credito Valtellinese Scarl (a)	12,097	57,955
Banca Popolare dell’Etruria e del Lazio Scrl (b)	18,914	82,455
Banca Popolare di Milano Scarl (a)	12,803	48,183
Banco Popolare Societa Cooperativa Scarl	27,981	83,545
Davide Campari-Milano SpA	30,043	203,535
Enel SpA	35,295	222,788
ENI SpA	22,711	558,532
Fiat Industrial SpA (b)	9,061	130,256
Fiat SpA	10,646	96,538
Finmeccanica SpA	6,200	78,130
Intesa Sanpaolo SpA	97,093	287,694
Parmalat SpA	47,872	160,599
Pirelli & C. SpA	15,460	136,024
Prelios SpA (a)(b)	12,580	9,819
Saipem SpA	4,893	260,457
Societa Cattolica di Assicurazioni Scrl	3,477	94,145
Telecom Italia SpA	142,650	219,642
UBI Banca ScpA (a)	9,216	78,863
UniCredit SpA	165,425	409,412

		3,600,584

JAPAN — 16.9%
Advantest Corp. (a)	4,900	88,564
Aeon Co., Ltd. (a)	10,620	123,524
Aoyama Trading Co., Ltd. (a)	8,300	133,293
Asahi Breweries, Ltd.	9,936	165,800
Asahi Kasei Corp. (a)	26,550	179,712
Astellas Pharma, Inc. (a)	5,310	197,331
Bridgestone Corp. (a)	7,965	167,507
Canon, Inc.	10,416	454,946
Casio Computer Co., Ltd. (a)	13,500	107,179
Central Japan Railway Co. (a)	27	214,684
Chubu Electric Power Co., Inc. (a)	7,965	177,790
Chugai Pharmaceutical Co., Ltd. (a)	5,580	96,411
Chuo Mitsui Trust Holdings, Inc. (a)	26,550	94,501
Credit Saison Co., Ltd. (a)	8,300	133,994
Daiichi Sankyo Co., Ltd. (a)	7,965	154,341
Daikin Industries, Ltd. (a)	5,310	159,595
Daito Trust Construction Co., Ltd. (a)	2,655	183,556
Daiwa Securities Group, Inc. (a)	26,550	122,371
Denso Corp. (a)	5,310	176,829
East Japan Railway Co. (a)	2,800	156,250
Eisai Co., Ltd. (a)	2,751	99,047
FANUC Corp.	2,655	403,311
Fast Retailing Co., Ltd.	1,000	125,603
FUJIFILM Holdings Corp. (a)	5,310	165,041
Fujitsu, Ltd. (a)	30,513	173,035
Fukuoka Financial Group, Inc. (a)	26,550	110,839

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

Furukawa Electric Co., Ltd. (a)	25,550	$103,581
Hankyu Hanshin Holdings, Inc. (a)	27,513	127,473
Hitachi, Ltd. (a)	48,475	253,254
Honda Motor Co., Ltd. (a)	12,875	485,453
Hoya Corp. (a)	7,306	167,312
Ibiden Co., Ltd. (a)	3,100	98,259
Isuzu Motors, Ltd. (a)	33,000	130,997
ITOCHU Corp. (a)	26,550	279,018
Japan Digital Laboratory Co., Ltd.	16,120	190,803
Japan Tobacco, Inc. (a)	50	181,286
JFE Holdings, Inc. (a)	5,310	155,943
JSR Corp. (a)	5,400	108,743
JX Holdings, Inc.	53,700	362,838
Kajima Corp. (a)	46,475	130,655
KDDI Corp. (a)	27	167,773
Kintetsu Corp. (a)	47,101	151,737
Kirin Holdings Co., Ltd.	7,000	92,314
Kiyo Holdings, Inc.	79,651	111,481
Komatsu, Ltd.	10,320	351,762
Konica Minolta Holdings, Inc. (a)	13,275	111,639
Kubota Corp. (a)	22,550	213,311
Kurita Water Industries, Ltd. (a)	3,410	101,173
Kyocera Corp. (a)	2,655	270,049
Marubeni Corp.	28,550	206,340
Medipal Holdings Corp. (a)	8,499	75,474
MISUMI Group, Inc. (a)	8,157	203,236
Mitsubishi Corp. (a)	15,338	427,310
Mitsubishi Electric Corp. (a)	26,550	314,576
Mitsubishi Estate Co., Ltd.	7,925	134,538
Mitsubishi Heavy Industries, Ltd. (a)	53,101	244,746
Mitsubishi Motors Corp. (a)(b)	78,613	96,749
Mitsubishi UFJ Financial Group, Inc. (a)	102,024	472,698
Mitsui & Co., Ltd. (a)	23,026	414,235
Mitsui Chemicals, Inc. (a)	26,550	94,181
Mitsui OSK Lines, Ltd. (a)	23,550	136,106
Mizuho Financial Group, Inc. (a)	129,700	215,958
MS&AD Insurance Group Holdings, Inc. (a)	5,599	127,950
Murata Manufacturing Co., Ltd. (a)	2,700	195,138
NGK Insulators, Ltd. (a)	3,000	53,825
Nidec Corp. (a)	2,700	234,556
Nikon Corp. (a)	5,000	103,463
Nintendo Co., Ltd. (a)	300	81,334
Nippon Steel Corp. (a)	53,101	170,426
Nippon Telegraph & Telephone Corp.	3,000	135,195
Nippon Yusen KK (a)	26,550	104,111
Nissan Motor Co., Ltd. (a)	21,141	188,249
Nitto Denko Corp.	4,600	244,764
NKSJ Holdings, Inc. (a)	24,000	157,239
Nomura Holdings, Inc. (a)	33,785	177,322
NTT Data Corp. (a)	28	86,858
NTT DoCoMo, Inc. (a)	180	317,519
Obayashi Corp. (a)	26,550	118,527
Olympus Corp. (a)	3,500	97,720
ORIX Corp. (a)	1,051	98,785
Panasonic Corp. (a)	21,450	273,819
Resona Holdings, Inc. (a)	8,000	38,224
Rohm Co., Ltd. (a)	2,700	169,727
Rohto Pharmaceutical Co., Ltd. (a)	7,701	82,789
Secom Co., Ltd. (a)	2,848	132,813
Seven & I Holdings Co., Ltd.	10,128	259,310
Sharp Corp. (a)	8,000	79,633
Shimizu Corp. (a)	27,513	122,826
Shin-Etsu Chemical Co., Ltd. (a)	5,117	255,294
Softbank Corp. (a)	9,936	398,015
Sony Corp.	10,320	331,714
Stanley Electric Co., Ltd. (a)	4,873	80,844
Sumitomo Chemical Co., Ltd. (a)	26,550	132,942
Sumitomo Corp. (a)	15,775	226,309
Sumitomo Electric Industries, Ltd. (a)	10,320	143,320
Sumitomo Metal Industries, Ltd. (a)	52,101	116,926
Sumitomo Metal Mining Co., Ltd. (a)	5,000	86,330
Sumitomo Mitsui Financial Group, Inc. (a)	8,000	249,614
Sumitomo Realty & Development Co., Ltd.	4,000	80,309
T&D Holdings, Inc. (a)	4,105	101,535
Taisei Corp. (a)	54,438	134,650
Taiyo Yuden Co., Ltd. (a)	6,000	80,719
Takeda Pharmaceutical Co., Ltd. (a)	7,965	372,879
Takeuchi Manufacturing Co., Ltd. (b)	10,300	124,152
TDK Corp. (a)	2,655	157,448
Teijin, Ltd. (a)	30,550	137,121
Terumo Corp. (a)	2,848	150,681
The Akita Bank, Ltd.	26,550	86,493
The Aomori Bank, Ltd.	53,101	163,378
The Awa Bank, Ltd. (a)	26,550	161,773
The Bank of Iwate, Ltd.	2,655	105,713
The Bank of Okinawa, Ltd.	2,655	108,596
The Bank of Yokohama, Ltd. (a)	26,550	126,535
The Chiba Bank, Ltd. (a)	22,550	126,789
The Daisan Bank, Ltd.	79,651	206,624
The Daishi Bank, Ltd.	48,176	159,850
The Eighteenth Bank, Ltd. (a)	49,251	137,271
The Higo Bank, Ltd.	26,550	148,639
The Hokkoku Bank, Ltd.	26,550	90,016
The Hyakugo Bank, Ltd.	26,550	119,808
The Musashino Bank, Ltd. (a)	2,655	86,364
The Nanto Bank, Ltd.	24,550	119,966
The Ogaki Kyoritsu Bank, Ltd.	26,550	87,133
The San-In Godo Bank, Ltd.	21,550	161,209
The Shiga Bank, Ltd. (a)	26,550	139,990
The Shikoku Bank, Ltd.	48,101	147,994
The Sumitomo Trust & Banking Co., Ltd. (a)(d)	26,550	140,807
The Toho Bank, Ltd. (a)	53,101	144,157
The Tokyo Electric Power Co., Inc. (a)	10,975	61,708
The Yamagata Bank, Ltd. (a)	34,176	171,127
The Yamanashi Chuo Bank, Ltd. (a)	26,550	129,418
Tokio Marine Holdings, Inc.	7,965	213,733
Tokyo Electron, Ltd. (a)	2,655	146,877
Tokyo Gas Co., Ltd. (a)	28,475	130,556
Tokyu Corp. (a)	26,550	110,518
Toray Industries, Inc. (a)	26,550	193,807
Toshiba Corp. (a)	46,513	228,412
Toyota Motor Corp. (a)	21,788	880,668
USS Co., Ltd. (a)	2,341	182,749

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

Yamada Denki Co., Ltd.	1,848	$125,088

		24,304,745

LUXEMBOURG — 0.5%
APERAM (a)	359	14,443
ArcelorMittal	8,096	293,258
Millicom International Cellular SA	1,506	144,832
Tenaris SA (a)	6,178	151,936
Ternium SA ADR	2,410	86,615

		691,084

NETHERLANDS — 3.3%
Aegon NV (b)	19,618	147,106
Akzo Nobel NV	3,367	231,643
ASML Holding NV (b)	6,408	282,811
European Aeronautic Defence and Space Co. NV (b)	5,459	159,121
Fugro NV	2,093	184,685
Heineken NV	3,367	184,220
ING Groep NV (b)	36,238	459,280
Koninklijke (Royal) KPN NV	14,443	246,363
Koninklijke Ahold NV	15,192	204,120
Koninklijke DSM NV	3,600	221,490
Koninklijke Philips Electronics NV (b)	11,164	357,335
Royal Dutch Shell PLC (Class A)	34,199	1,241,108
SBM Offshore NV	4,581	133,138
TNT NV	5,386	138,343
Unilever NV (a)	15,840	497,338
Wolters Kluwer NV	4,976	116,514

		4,804,615

NEW ZEALAND — 0.3%
Fisher & Paykel Healthcare Corp., Ltd.	98,100	234,953
Port of Tauranga, Ltd.	40,837	255,417

		490,370

NORWAY — 0.9%
DnB NOR ASA	13,335	204,542
Norsk Hydro ASA	16,160	132,511
Orkla ASA	15,487	150,061
StatoilHydro ASA	10,921	302,651
Storebrand ASA (b)	11,314	97,049
Telenor ASA	8,992	147,923
Yara International ASA	3,997	202,460

		1,237,197

PORTUGAL — 0.2%
Banco Comercial Portugues SA (a)	58,332	47,681
Mota — Engil SGPS SA	22,980	59,352
Portugal Telecom SGPS SA	13,539	156,472
Teixeira Duarte SA	69,771	61,387

		324,892

SINGAPORE — 1.5%
Ascendas REIT	100,000	161,840
CapitaLand, Ltd.	50,000	130,900
City Developments, Ltd. (a)	27,000	246,759
Cosco Corp. Singapore, Ltd. (a)	111,000	180,524
Flextronics International, Ltd. (b)	19,111	142,759
Genting Singapore PLC (a)(b)	108,400	176,295
K-Green Trust (a)	4,995	4,082
Keppel Corp., Ltd.	29,978	292,526
SembCorp Industries, Ltd.	60,000	247,997
Singapore Exchange, Ltd. (a)	25,000	155,692
UOL Group, Ltd.	63,000	237,406
Wilmar International, Ltd. (a)	24,000	103,959

		2,080,739

SOUTH KOREA — 3.3%
Hyundai Securities Co., Ltd. (b)	5,720	68,831
KIWOOM Securities Co., Ltd.	2,319	125,574
Korea Electric Power Corp. ADR	19,089	233,649
KT Corp. ADR	20,041	391,401
LG Display Co., Ltd. ADR	17,177	270,194
LG Electronics, Inc.	695	66,525
POSCO ADR	6,368	727,799
Samsung Electronics Co., Ltd. GDR	5,368	2,287,305
SK Innovation Co., Ltd.	906	174,271
SK Telecom Co., Ltd. ADR (a)	23,774	447,189

		4,792,738

SPAIN — 3.6%
Abertis Infraestructuras SA	9,525	207,214
Acciona SA	844	91,841
Acerinox SA (a)	5,121	101,196
ACS, Actividades de Construccion y Servicios SA (a)	3,407	159,938
Banco Bilbao Vizcaya Argentaria SA (a)	31,409	381,585
Banco de Sabadell SA (a)	19,456	85,232
Banco de Valencia SA (a)(b)	13,383	60,014
Banco Popular Espanol SA (a)	16,544	97,385
Banco Santander SA	62,106	721,999
Ebro Puleva SA (a)	8,751	205,899
Enagas	7,746	174,998
Faes Farma SA	19,484	78,525
Ferrovial SA	8,081	101,490
Gamesa Corp. Tecnologica SA (b)	5,936	61,772
Gestevision Telecinco SA	9,437	108,181
Iberdrola SA	41,761	363,638
Indra Sistemas SA (a)	7,296	146,506
Industria de Diseno Textil SA	3,568	286,687
International Consolidated Airlines Group SA (a)(b)	29,002	106,884
NH Hoteles SA (a)(b)	17,242	117,080
Red Electrica Corporacion SA	3,375	192,057
Repsol YPF SA	11,083	380,222
Sacyr Vallehermoso SA (b)	6,471	75,301
Telefonica SA	37,153	931,366

		5,237,010

SWEDEN — 2.7%
Alfa Laval AB	9,009	195,792
Assa Abloy AB (Class B)	7,739	222,660
Atlas Copco AB (Class B)	17,032	412,003
Boliden AB	6,068	130,817
Electrolux AB (a)	5,828	150,310
Hennes & Mauritz AB (Class B)	8,218	273,047
Investor AB	2,997	72,782
Kinnevik Investment AB (Class B)	6,887	160,592
Nordea Bank AB (a)	20,224	221,527
Sandvik AB	12,404	234,182

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

Scania AB (Class B)	7,507	$174,097
Securitas AB (Class B)	11,057	131,719
Skandinaviska Enskilda Banken AB (Class C)	17,934	159,770
Skanska AB (Class B)	9,377	197,547
Tele2 AB (Class B)	7,471	172,670
Telefonaktiebolaget LM Ericsson (Class B)	33,376	430,665
TeliaSonera AB	20,428	176,645
Volvo AB (Class A) (b)	18,136	317,964

		3,834,789

SWITZERLAND — 6.9%
ABB, Ltd. (b)	21,928	528,755
Adecco SA	2,419	159,707
Alcon, Inc.	944	156,241
Bachem Holding AG (Class B)	2,266	123,350
Clariant AG (b)	8,324	150,766
Compagnie Financiere Richemont SA	3,117	180,748
Credit Suisse Group AG	9,663	412,250
Geberit AG	801	175,111
Holcim, Ltd.	2,854	215,879
Julius Baer Group, Ltd.	2,414	105,178
Kuehne & Nagel International AG	1,484	208,443
Lonza Group AG	1,344	113,194
Nestle SA	31,767	1,828,204
Nobel Biocare Holding AG (b)	3,401	70,782
Novartis AG	22,297	1,214,228
PSP Swiss Property AG (b)	2,579	213,260
Roche Holding AG	6,920	992,407
SGS SA	102	182,292
STMicroelectronics NV	17,432	217,445
Sulzer AG	990	149,769
Swiss Life Holding AG (b)	684	113,495
Swiss Reinsurance Co., Ltd.	4,371	251,075
Syngenta AG	1,122	366,090
The Swatch Group AG	618	274,329
UBS AG (b)	33,124	596,692
Wolseley PLC (b)	4,911	165,235
Xstrata PLC	19,212	448,696
Zurich Financial Services AG	1,363	383,043

		9,996,664

UNITED KINGDOM — 16.0%
3i Group PLC	16,686	79,946
AMEC PLC	8,774	167,787
Anglo American PLC	12,803	658,159
AstraZeneca PLC	14,844	681,227
Aviva PLC	27,251	189,056
BAE Systems PLC	35,173	183,180
Balfour Beatty PLC	24,393	134,428
Barclays PLC	106,978	475,944
Barratt Developments PLC (b)	14,959	26,400
BG Group PLC	35,432	880,901
BHP Billiton PLC	21,825	860,616
BP PLC	179,373	1,305,367
British American Tobacco PLC	15,648	627,575
British Land Co. PLC (a)	13,339	118,134
British Sky Broadcasting Group PLC	16,190	214,102
BT Group PLC	75,860	225,689
Burberry Group PLC	10,563	198,781
Cable & Wireless Communications PLC	36,343	26,541
Cable & Wireless Worldwide PLC	36,343	30,555
Cairn Energy PLC (b)	20,890	154,737
Capita Group PLC	15,666	186,581
Carnival PLC	3,547	139,412
Centrica PLC	48,641	253,633
Compass Group PLC	27,566	247,668
Diageo PLC	21,691	412,020
Experian PLC	17,123	211,893
FirstGroup PLC	12,309	64,381
G4S PLC	28,812	117,954
GlaxoSmithKline PLC	50,275	958,598
Hays PLC	54,460	101,526
HSBC Holdings PLC	156,380	1,606,790
ICAP PLC	12,832	108,605
Imperial Tobacco Group PLC	10,423	321,954
Informa PLC	17,753	118,581
Intercontinental Hotels Group PLC	9,632	197,318
International Power PLC	22,557	111,366
Invensys PLC	17,702	97,952
J Sainsbury PLC	18,865	101,394
Kingfisher PLC	36,255	142,905
Land Securities Group PLC	9,998	117,553
Legal & General Group PLC	77,399	142,925
Lloyds Banking Group PLC (b)	320,381	298,324
Lonmin PLC	2,701	73,733
Man Group PLC	21,975	86,618
Marks & Spencer Group PLC	23,109	124,722
Mondi PLC	11,855	113,923
National Grid PLC	38,453	366,131
Next PLC	3,711	117,781
Old Mutual PLC	67,759	147,715
Pearson PLC	11,481	202,622
Persimmon PLC	10,193	72,708
Prudential PLC	26,554	300,720
Randgold Resources, Ltd.	1,659	132,114
Reckitt Benckiser Group PLC	6,841	351,124
Rentokil Initial PLC (b)	55,388	79,906
Resolution, Ltd.	16,514	78,328
Rio Tinto PLC	13,188	925,707
Rolls-Royce Group PLC (b)	22,624	224,481
Royal Bank of Scotland Group PLC (b)	188,406	123,188
Royal Dutch Shell PLC (Class B)	25,392	919,867
RSA Insurance Group PLC	47,135	99,355
SABMiller PLC	9,526	337,079
Scottish & Southern Energy PLC	9,609	194,229
Serco Group PLC	16,494	147,530
Shire PLC	8,563	248,579
Smith & Nephew PLC	16,698	188,165
Smiths Group PLC	7,846	163,120
Standard Chartered PLC	16,267	421,636
Standard Life PLC	33,173	109,965
Tate & Lyle PLC	14,262	132,024
Tesco PLC	75,693	462,275
The Sage Group PLC	28,736	128,099
Tullow Oil PLC	11,994	278,389

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

Unilever PLC	13,953	$424,953
Vodafone Group PLC	509,900	1,442,612
William Hill PLC	42,324	122,593
William Morrison Supermarkets PLC	33,777	149,434
WPP PLC	15,409	189,818

		22,979,701

TOTAL COMMON STOCKS —
(Cost $121,758,435)		142,785,902

RIGHTS — 0.0% (e)
GERMANY — 0.0% (e)
Porsche Automobil Holding SE (expiring 4/12/11) (b)	1,197	10,391

SWEDEN — 0.0% (e)
TeliaSonera AB (expired 3/25/11) (b)	10,000	814

TOTAL RIGHTS —
(Cost $15,166)		11,205

SHORT TERM INVESTMENTS — 10.9%
UNITED STATES — 10.9%
MONEY MARKET FUNDS — 10.9%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	15,492,550	15,492,550
State Street Institutional Liquid Reserves Fund 0.19% (g)(h)	232,824	232,824

TOTAL SHORT TERM INVESTMENTS —
(Cost $15,725,374)		15,725,374

TOTAL INVESTMENTS — 110.1%
(Cost $137,498,975)		158,522,481
OTHER ASSETS & LIABILITIES — (10.1)%		(14,494,042)

NET ASSETS — 100.0%		$144,028,439

(a)	Security, or portion thereof, was on loan at March 31, 2011.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs. (Note 2)
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Investments of cash collateral for securities loaned.
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(h)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.0%
AUSTRALIA — 8.8%
Adelaide Brighton, Ltd.	764,783	$2,546,698
Aristocrat Leisure, Ltd. (a)	158,842	533,866
Atlas Iron, Ltd. (b)	242,528	935,522
Ausenco, Ltd. (a)(b)	159,215	551,585
Austar United Communications, Ltd. (a)(b)	1,152,781	1,567,675
Austereo Group, Ltd. (a)	1,480,144	3,214,450
AWE, Ltd. (b)	1,274,310	2,286,430
Bank of Queensland, Ltd.	96,889	993,961
Beach Energy, Ltd.	1,954,255	1,960,362
Billabong International, Ltd. (a)	84,666	661,058
Boart Longyear Group	228,009	1,103,523
Campbell Brothers, Ltd.	117,332	5,624,056
Challenger Financial Services Group, Ltd.	162,101	826,449
Charter Hall Office REIT	223,239	764,155
Coal of Africa, Ltd. (b)	335,963	401,289
Commonwealth Property Office Fund (a)	795,966	707,907
ConnectEast Group (a)	2,245,045	1,056,379
Consolidated Media Holdings, Ltd. (a)	72,966	212,791
Dart Energy, Ltd. (b)	607,143	546,253
Downer EDI, Ltd. (a)	165,572	648,947
Eastern Star Gas, Ltd. (b)	546,862	426,981
Extract Resources, Ltd. (a)(b)	62,680	512,082
FKP Property Group (a)	452,093	397,402
Fleetwood Corp., Ltd.	258,302	3,234,859
Goodman Fielder, Ltd.	1,304,456	1,659,273
GrainCorp, Ltd.	93,829	738,423
Infigen Energy (a)	924,465	353,733
ING Office Fund	1,271,732	815,400
Invocare, Ltd.	603,033	4,415,275
IOOF Holdings, Ltd. (a)	474,729	3,559,321
JB Hi-Fi, Ltd. (a)	191,912	3,995,115
Karoon Gas Australia, Ltd. (b)	80,679	597,389
Kingsgate Consolidated, Ltd. (a)	51,539	463,169
Linc Energy, Ltd. (b)	215,824	651,727
Lynas Corp., Ltd. (a)(b)	788,982	1,835,832
Mirabela Nickel, Ltd. (a)(b)	274,444	556,280
Monadelphous Group, Ltd.	165,956	3,672,740
Mount Gibson Iron, Ltd. (b)	580,376	1,194,389
Nufarm, Ltd. (a)(b)	137,611	735,745
Oakton, Ltd.	269,168	640,228
Pacific Brands, Ltd.	1,435,176	1,254,138
PanAust, Ltd. (b)	2,453,554	1,991,814
PaperlinX, Ltd. (b)	800,176	293,763
Perpetual, Ltd. (a)	22,533	677,870
Perseus Mining, Ltd. (b)	173,732	555,164
Platinum Australia, Ltd. (a)(b)	642,901	392,265
Primary Health Care, Ltd. (a)	149,176	509,092
Programmed Maintenance Services, Ltd.	251,232	441,680
Regis Resources, Ltd. (b)	274,691	639,161
Resolute Mining, Ltd. (a)(b)	367,529	473,200
Riversdale Mining, Ltd. (a)(b)	174,292	2,979,434
Roc Oil Co., Ltd. (a)(b)	1,188,470	485,477
SAI Global, Ltd.	1,007,263	5,218,720
Sigma Pharmaceuticals, Ltd. (b)	1,817,886	921,183
Silex Systems, Ltd. (b)	30,960	152,082
Spark Infrastructure Group (c)	1,927,859	2,232,938
Spotless Group, Ltd. (a)	477,478	957,940
St Barbara, Ltd. (b)	195,736	441,276
STW Communications Group, Ltd.	927,200	1,160,225
Transfield Services, Ltd. (a)	239,030	828,096
White Energy Co., Ltd. (a)(b)	150,011	480,915
WHK Group, Ltd.	1,029,773	1,022,342

		81,707,494

AUSTRIA — 0.8%
Atrium European Real Estate, Ltd.	96,360	604,411
bwin Interactive Entertainment AG	25,446	956,926
BWT AG	40,903	1,198,058
Intercell AG (a)(b)	36,455	465,031
Schoeller-Bleckmann Oilfield Equipment AG	30,351	2,987,842
Wienerberger AG (b)	51,353	1,036,283

		7,248,551

BELGIUM — 1.1%
AGFA-Gevaert NV (b)(d)	188,720	816,828
AGFA-Gevaert NV (a)(b)(d)	42,353	180
Barco NV (b)	46,059	3,551,789
EVS Broadcast Equipment SA	23,403	1,491,183
KBC Ancora (b)	13,714	244,826
Nyrstar	23,272	336,198
RHJ International (b)	216,203	1,748,838
Tessenderlo Chemie NV	46,796	1,679,463

		9,869,305

BERMUDA — 0.3%
Brookfield Infrastructure Partners LP	29,211	649,076
BW Offshore, Ltd. (b)	139,304	372,703
Catlin Group, Ltd.	207,743	1,201,803
Golden Ocean Group, Ltd.	234,583	300,875
Ship Finance International, Ltd. (a)	34,269	710,396

		3,234,853

CANADA — 12.7%
Advantage Oil & Gas, Ltd. (b)	90,641	810,667
Alamos Gold, Inc.	50,354	794,069
AltaGas, Ltd.	122,786	3,238,950
Angle Energy, Inc. (b)	58,298	566,349
Anvil Mining, Ltd. (b)	184,655	1,201,610
Aurizon Mines, Ltd. (b)	78,498	550,353
Bank of Nova Scotia	27,686	1,693,194
Bankers Petroleum, Ltd. (b)	112,348	1,004,809
Birchcliff Energy, Ltd. (a)(b)	63,351	791,928
BlackPearl Resources, Inc. (b)	136,383	1,003,857
Calfrac Well Services, Ltd.	15,970	513,043
Canadian Western Bank (a)	127,444	4,081,090
Celestica, Inc. (b)	86,799	927,998
Colossus Minerals, Inc. (b)	39,762	333,956
Consolidated Thompson Iron Mines, Ltd. (b)	65,103	1,147,125
Corus Entertainment, Inc. (Class B)	180,691	3,837,652
Cott Corp. (b)	55,845	468,461

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

Crew Energy, Inc. (b)	29,174	$527,846
Daylight Energy, Ltd. (a)	142,902	1,661,497
Denison Mines Corp. (b)	268,908	638,579
Dundee Capital Markets, Inc. (a)(b)	105,899	141,525
Dundee Corp. (Class A) (b)	111,041	2,870,914
Dundee Real Estate Investment Trust	98,429	3,349,267
Eastern Platinum, Ltd. (b)	401,176	536,139
Ensign Energy Services, Inc.	71,905	1,349,766
Etrion Corp. (a)(b)	21,538	19,973
European Goldfields, Ltd. (b)	60,265	758,307
Exeter Resource Corp. (b)	56,407	299,214
FirstService Corp. (b)	80,498	3,037,036
Freehold Royalties, Ltd. (a)	103,440	2,419,183
Fronteer Gold, Inc. (b)	54,897	827,335
Gabriel Resources, Ltd. (b)	107,137	795,198
Gammon Gold, Inc. (a)(b)	133,160	1,381,223
GMP Capital, Inc.	120,946	1,960,749
Golden Star Resources, Ltd. (b)	434,843	1,278,490
Gran Tierra Energy, Inc. (b)	119,058	957,115
Great Basin Gold, Ltd. (b)	202,746	531,485
Great Canadian Gaming Corp. (a)(b)	147,351	1,167,902
Guardian Capital Group, Ltd.	324,263	3,333,467
Guyana Goldfields, Inc. (b)	42,489	411,459
Harry Winston Diamond Corp. (b)	45,942	737,717
Home Capital Group, Inc.	67,091	3,925,108
Ivanhoe Energy, Inc. (b)	105,158	295,123
Jaguar Mining, Inc. (a)(b)	62,039	323,349
Kinross Gold Corp. (a)	7,494	117,716
Kirkland Lake Gold, Inc. (b)	50,220	698,511
Lake Shore Gold Corp. (b)	111,662	469,491
Legacy Oil + Gas, Inc. (b)	68,019	1,029,987
Linamar Corp.	92,292	1,993,374
Lions Gate Entertainment Corp. (a)(b)	65,491	409,319
MacDonald, Dettwiler & Associates, Ltd.	69,421	3,844,471
MAG Silver Corp. (b)	61,856	735,722
Major Drilling Group International, Inc.	118,413	2,004,896
Martinrea International, Inc. (b)	121,424	1,173,360
Methanex Corp.	46,494	1,440,585
Minefinders Corp. (b)	47,699	627,160
Mullen Group, Ltd.	45,541	998,601
Nevsun Resources, Ltd. (b)	87,743	496,105
North American Palladium, Ltd. (b)	121,603	793,810
Northern Dynasty Minerals, Ltd. (b)	67,759	1,016,298
Northgate Minerals Corp. (b)	158,189	429,318
Novagold Resources, Inc. (a)(b)	208,887	2,699,265
NuVista Energy, Ltd.	172,664	1,775,009
OceanaGold Corp. (b)	102,535	282,492
Oilsands Quest, Inc. (a)(b)	783,990	376,315
Pace Oil and Gas, Ltd. (b)	62,223	600,002
Pason Systems, Inc.	48,635	787,460
Peyto Exploration & Development Corp. (a)	133,506	2,827,267
Polymet Mining Corp. (a)(b)	244,394	487,406
Precision Drilling Corp. (b)	140,773	1,901,575
Provident Energy, Ltd. (a)	72,299	671,149
Quadra FNX Mining, Ltd. (b)	171,663	2,384,135
Questerre Energy Corp. (b)	169,561	214,403
Ritchie Bros Auctioneers, Inc. (a)	57,154	1,606,951
Rubicon Minerals Corp. (b)	98,597	508,822
Russel Metals, Inc.	102,723	2,883,953
Savanna Energy Services Corp. (b)	131,103	1,226,458
Seabridge Gold, Inc. (b)	24,865	783,973
ShawCor, Ltd. (Class A)	28,023	1,050,340
Sherritt International Corp. (a)	127,938	1,046,915
Silver Standard Resources, Inc. (b)	31,057	970,262
SilverBirch Energy Corp. (b)	21,079	193,942
Silvercorp Metals, Inc. (a)	77,639	1,126,175
Stantec, Inc. (b)	87,947	2,623,718
Tanzanian Royalty Exploration Corp. (a)(b)	81,843	520,800
Tesco Corp. (a)(b)	30,000	658,500
The Forzani Group, Ltd.	98,657	1,783,990
Thompson Creek Metals Co., Inc. (a)(b)	68,146	851,168
TMX Group, Inc.	22,397	893,808
Uni-Select, Inc.	110,297	2,961,663
Uranium One, Inc. (a)	351,504	1,373,133
Western Coal Corp. (b)	92,897	1,132,622
WestJet Airlines, Ltd.	106,550	1,581,683

		117,564,155

CHINA — 2.7%
Allied Properties HK, Ltd.	4,810,791	989,595
Cafe de Coral Holdings, Ltd. (a)	1,563,867	3,655,229
China Gas Holdings, Ltd.	1,312,000	644,344
Chow Sang Sang Holding International, Ltd.	1,032,939	2,297,427
Daphne International Holdings, Ltd.	510,000	382,916
Far East Consortium International, Ltd.	4,360,265	1,037,064
G-Resources Group, Ltd. (b)	9,807,000	718,674
Hi Sun Technology China, Ltd. (b)	1,458,000	515,479
HKR International, Ltd.	3,273,579	1,856,019
Jinhui Shipping & Transportation, Ltd. (b)	79,408	268,438
K Wah International Holdings, Ltd. (a)	3,160,814	1,259,742
Midland Holdings, Ltd.	521,790	405,856
Road King Infrastructure, Ltd.	1,441,544	1,241,720
Shun Tak Holdings, Ltd. (a)	744,000	409,390
Techtronic Industries Co., Ltd. (a)	1,782,500	2,474,994
Texwinca Holdings, Ltd.	2,496,050	2,641,034
Xinyi Glass Holdings Co., Ltd. (a)	3,907,618	4,059,236

		24,857,157

DENMARK — 1.0%
Amagerbanken A/S (b)(e)	308,573	0
Bang & Olufsen A/S (b)	40,257	593,806
D/S Norden A/S (a)	16,927	584,734
East Asiatic Co., Ltd. A/S (a)	43,714	1,331,197
Genmab A/S (b)	49,091	523,229
GN Store Nord A/S	245,518	2,308,872
IC Companys A/S	32,312	1,383,719

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

NeuroSearch A/S (b)	40,855	$443,222
SimCorp A/S (a)	10,460	1,678,267
Sydbank A/S	31,459	795,142

		9,642,188

FINLAND — 2.2%
Amer Sports Oyj (Class A)	203,807	2,620,356
Atria PLC	74,008	910,565
Citycon Oyj (a)	317,438	1,455,038
Cramo Oyj (a)	70,630	1,830,219
HKScan Oyj	154,511	1,453,737
Kemira Oyj (a)	29,401	475,224
Lassila & Tikanoja Oyj	99,828	1,799,157
Outotec Oyj (a)	14,049	846,124
Poyry Oyj (a)	105,435	1,608,445
Talvivaara Mining Co. PLC (b)	102,036	955,675
Tieto Oyj (a)	86,726	1,587,640
Vacon Oyj	51,430	3,174,818
Vaisala Oyj (Class A)	52,352	1,710,218

		20,427,216

FRANCE — 3.1%
Canal +	47,986	380,866
Carbone Lorraine SA	42,557	2,363,164
CFAO	12,412	466,503
Club Mediterranee SA (b)	42,214	910,569
Etablissements Maurel et Prom	35,429	683,771
GL Events SA	39,500	1,356,518
Groupe Steria SCA	41,259	1,329,100
IMS International Metal Service (b)	48,538	1,034,582
Ingenico SA	63,846	2,862,629
IPSOS	71,034	3,484,302
Nexans SA	7,720	739,383
Rubis	41,239	4,928,745
Saft Groupe SA	56,802	2,416,619
Sequana	100,430	1,767,251
Societe de la Tour Eiffel	15,830	1,460,183
SOITEC (a)(b)	120,477	1,833,642
UbiSoft Entertainment SA (b)	42,064	430,327

		28,448,154

GERMANY — 3.2%
Aurubis AG	17,030	910,260
Demag Cranes AG	37,403	1,907,114
Deutsche Wohnen AG (b)	179,887	2,598,726
Dialog Semiconductor PLC (a)(b)	25,147	522,623
DIC Asset AG	67,858	890,365
Draegerwerk AG & Co. KGaA	5,850	464,897
Draegerwerk AG & Co. KGaA Preference Shares	17,515	1,703,350
Freenet AG	62,581	716,686
Gerresheimer AG (b)	29,695	1,361,128
Gildemeister AG (a)	77,953	1,764,438
Indus Holding AG	84,288	2,517,258
Jenoptik AG (b)	187,364	1,501,737
Kloeckner & Co. SE (b)	34,193	1,141,268
Kontron AG	105,962	1,317,247
KUKA AG (b)	63,534	1,502,986
Leoni AG (b)	53,763	2,299,915
MLP AG	77,997	722,887
Nordex SE (a)(b)	36,074	395,207
Patrizia Immobilien AG (b)	111,175	775,905
Pfleiderer AG (a)(b)	67,444	154,188
Solar Millennium AG (a)(b)	26,907	698,762
Solarworld AG (a)	47,068	768,133
Stada Arzneimittel AG	25,796	1,000,838
Wincor Nixdorf AG	13,264	1,075,355
Wirecard AG (a)	46,938	842,946

		29,554,219

GIBRALTAR — 0.0% (f)
PartyGaming PLC (a)(b)	99,742	319,763

GREECE — 0.7%
Alapis Holding Industrial and Commercial SA	137,704	48,854
Diana Containerships, Inc. (a)(b)	1,165	14,132
Diana Shipping, Inc. (a)(b)	38,227	452,608
DryShips, Inc. (a)(b)	156,363	773,997
Ellaktor SA	151,885	668,174
Fourlis Holdings SA	64,983	553,304
Hellenic Exchanges SA	105,018	923,992
Intracom Holdings SA (b)	542,476	331,026
Marfin Investment Group SA (b)	455,352	504,028
Piraeus Bank SA (b)	658,407	1,308,084
Titan Cement Co. SA	33,320	833,151
TT Hellenic Postbank SA (b)	109,995	526,036

		6,937,386

HONG KONG — 0.7%
Champion REIT	189	110
China Grand Forestry Green Resources Group, Ltd. (b)	15,244,331	429,214
China Mining Resources Group, Ltd. (b)	21,650,000	384,112
China Oil and Gas Group, Ltd. (b)	4,600,000	431,719
Giordano International, Ltd.	3,588,000	2,177,285
Li & Fung, Ltd.	245,671	1,258,645
Pacific Basin Shipping, Ltd. (a)	1,747,000	1,105,042
Peace Mark (Holdings), Ltd. (b)(e)	504,228	0
Sino Union Energy Investment Group, Ltd. (b)	5,280,000	448,021
Skyworth Digital Holdings, Ltd. (a)	743,764	421,691

		6,655,839

IRELAND — 0.9%
Allied Irish Banks PLC (b)	482,962	129,535
C&C Group PLC	334,339	1,513,529
Fyffes PLC	1,942,595	1,157,829
Kingspan Group PLC	149,738	1,340,832
Paddy Power PLC (d)	63,559	2,787,074
Paddy Power PLC (d)	13,145	576,411
Smurfit Kappa Group PLC (b)	36,678	465,845

		7,971,055

ISRAEL — 1.2%
Africa-Israel Investments, Ltd. (b)	60,849	526,798
Ceragon Networks, Ltd. (a)(b)	40,057	483,889
Clal Insurance Enterprise Holdings, Ltd.	16,145	474,128
Elbit Imaging, Ltd. (b)	29,937	357,696
Frutarom Industries, Ltd.	51,348	546,847

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

Harel Insurance Investments & Financial Services, Ltd.	8,024	$504,315
Israel Discount Bank, Ltd. (Class A) (b)	365,804	772,935
Isramco Negev 2 — LP (b)	4,301,054	551,052
Makhteshim-Agan Industries, Ltd. (b)	221,041	1,171,613
Mellanox Technologies, Ltd. (b)	18,177	456,872
Migdal Insurance & Financial Holding, Ltd.	297,873	556,588
Mizrahi Tefahot Bank, Ltd.	87,951	995,156
NICE Systems, Ltd. (b)	36,113	1,336,055
Oil Refineries, Ltd. (b)	604,565	445,595
Osem Investments, Ltd.	32,795	552,831
Paz Oil Co., Ltd.	2,683	502,720
Shufersal, Ltd.	67,087	415,274
Strauss Group, Ltd.	26,574	434,191
The Phoenix Holdings, Ltd. (b)	89,834	322,526

		11,407,081

ITALY — 2.2%
Amplifon SpA	352,849	2,145,119
Astaldi SpA	272,063	2,250,873
Banca Popolare dell’Etruria e del Lazio Scrl (b)	267,745	1,167,228
Banca Popolare di Milano Scarl (a)	179,175	674,317
Digital Multimedia Technologies SpA (b)	36,282	1,123,978
Esprinet SpA	119,112	1,029,404
IMMSI SpA	894,615	1,062,612
Interpump Group SpA (b)	377,611	3,207,168
Recordati SpA	360,889	3,633,616
Saras SpA (b)	310,097	804,867
Sorin SpA (b)	1,169,568	3,269,676

		20,368,858

JAPAN — 26.1%
Alps Electric Co., Ltd. (a)	222,536	2,145,346
Asahi Holdings, Inc. (a)	57,473	1,173,315
Bank of the Ryukyus, Ltd. (a)	171,200	1,962,355
Best Denki Co., Ltd. (b)	287,269	797,199
Casio Computer Co., Ltd. (a)	107,400	852,669
Central Glass Co., Ltd.	633,145	2,559,165
Chiyoda Corp. (a)	53,000	487,283
COMSYS Holdings Corp. (a)	256,450	2,602,250
Daifuku Co., Ltd. (a)	148,500	1,082,215
Daihen Corp. (a)	297,000	1,250,639
DAIICHI CHUO KISEN KAISHA (a)(b)	211,834	421,726
Dainippon Screen Manufacturing Co., Ltd. (a)	300,000	3,156,371
Daiwa Office Investment Corp. (a)	356	1,240,072
DCM Japan Holdings Co., Ltd. (a)	211,133	1,294,107
Don Quijote Co., Ltd. (a)	92,600	2,937,324
Doutor Nichires Holdings Co., Ltd. (a)	205,232	2,488,636
DTS Corp.	110,982	1,104,732
EDION Corp. (a)	123,400	1,052,652
FCC Co., Ltd. (a)	122,948	2,966,892
Fukuoka REIT Corp.	356	2,551,448
Furukawa Co., Ltd. (a)(b)	881,387	914,567
Glory, Ltd.	89,600	1,979,459
H2O Retailing Corp. (a)	297,000	2,017,507
Hanwa Co., Ltd. (a)	507,000	2,251,158
Haseko Corp. (a)(b)	547,500	422,780
Heiwa Real Estate Co., Ltd.	409,000	947,490
Hitachi Kokusai Electric, Inc. (a)	220,372	1,752,234
Hitachi Zosen Corp. (a)	1,004,500	1,418,032
Horiba, Ltd.	62,313	1,830,745
Hosiden Corp. (a)	141,300	1,440,619
Iino Kaiun Kaisha, Ltd. (a)	173,900	950,491
IT Holdings Corp. (a)	116,508	1,222,997
Izumiya Co., Ltd.	306,000	1,366,071
Japan Airport Terminal Co., Ltd. (a)	117,900	1,492,243
Japan Aviation Electronics Industry, Ltd. (a)	209,000	1,457,553
Japan Excellent, Inc. (a)	303	1,672,569
Japan Logistics Fund, Inc. (a)	303	2,456,757
Juki Corp. (a)(b)	200,332	454,421
K’s Holdings Corp. (a)	78,000	2,258,687
Kanematsu Corp. (a)(b)	930,698	932,046
Katakura Industries Co., Ltd.	118,874	1,140,261
Kayaba Industry Co., Ltd. (a)	361,832	2,920,676
Kitz Corp. (a)	214,500	1,035,232
Kiyo Holdings, Inc.	1,436,000	2,009,846
Komori Corp. (a)	137,536	1,286,081
Kurabo Industries, Ltd. (a)	875,000	1,604,730
Kyowa Exeo Corp. (a)	167,900	1,687,508
Makino Milling Machine Co., Ltd. (a)(b)	219,000	1,865,516
Marudai Food Co., Ltd.	651,656	2,060,013
Maruha Nichiro Holdings, Inc.	936,485	1,378,513
Marusan Securities Co., Ltd. (a)	204,398	1,001,274
Meidensha Corp. (a)	77,000	343,750
Mirait Holdings Corp.	122,600	995,533
Mitsui Mining & Smelting Co., Ltd. (a)	835,000	2,911,619
Mitsui-Soko Co., Ltd. (a)	354,000	1,383,880
Mitsumi Electric Co., Ltd. (a)	51,800	691,875
Nabtesco Corp. (a)	209,500	5,288,055
Nakanishi, Inc. (a)	8,483	854,646
NET One Systems Co., Ltd. (a)	1,165	1,751,436
Neturen Co., Ltd.	264,603	2,327,408
Nihon Dempa Kogyo Co., Ltd. (a)	30,800	489,426
Nihon Kohden Corp.	85,600	1,870,434
Nikkiso Co., Ltd. (a)	284,000	2,402,075
Nippon Accommodations Fund, Inc.	307	2,211,378
Nippon Carbon Co., Ltd.	285,712	686,012
Nippon Konpo Unyu Soko Co., Ltd.	281,000	3,149,722
Nippon Light Metal Co., Ltd. (a)	1,783,000	3,528,137
Nippon Seiki Co., Ltd.	81,000	976,339
Nippon Sheet Glass Co., Ltd. (a)	284,000	822,394
Nippon Shinyaku Co., Ltd. (a)	273,000	3,514,611
Nippon Soda Co., Ltd.	310,000	1,282,939
Nippon Suisan Kaisha, Ltd. (a)	501,099	1,396,644
Nippon Thompson Co., Ltd.	278,000	2,230,574
Nishimatsu Construction Co., Ltd. (a)	843,000	1,342,616

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

Nishimatsuya Chain Co., Ltd.	145,393	$1,180,616
Nissan Chemical Industries, Ltd. (a)	88,600	919,353
Nissha Printing Co., Ltd. (a)	23,600	511,125
Nitto Boseki Co., Ltd.	639,153	1,503,799
NOF Corp. (a)	556,000	2,549,228
NSD Co., Ltd. (a)	116,008	1,161,760
Okasan Securities Group, Inc.	312,682	1,192,176
Oki Electric Industry Co., Ltd. (b)	1,736,000	1,382,432
Orix JREIT, Inc. (a)	510	2,812,138
Osaka Securities Exchange Co., Ltd. (a)	348	1,753,016
OSG Corp. (a)	182,200	2,638,031
Park24 Co., Ltd. (a)	232,313	2,259,221
Pioneer Corp. (a)(b)	121,300	506,392
Point, Inc.	29,880	1,254,614
Premier Investment Corp.	585	2,661,016
Rengo Co., Ltd. (a)	257,000	1,683,772
Rohto Pharmaceutical Co., Ltd.	234,000	2,515,613
Ryohin Keikaku Co., Ltd. (a)	36,403	1,499,955
Sakai Chemical Industry Co., Ltd. (a)	374,565	1,839,382
Sanden Corp. (a)	507,000	2,134,930
Sankyu, Inc. (a)	323,000	1,551,086
Sanyo Shokai, Ltd. (a)	253,000	778,415
Sanyo Special Steel Co., Ltd. (a)	269,937	1,446,091
Sapporo Holdings, Ltd. (a)	215,000	804,175
Sato Corp. (a)	147,500	1,955,870
Seiren Co., Ltd.	242,400	1,678,784
Senshu Ikeda Holdings, Inc. (a)	615,000	838,501
Shima Seiki Manufacturing, Ltd. (a)	86,425	2,229,448
Shimachu Co., Ltd. (a)	117,100	2,536,131
Shinsei Bank, Ltd. (a)	791,000	935,304
Shochiku Co., Ltd. (a)	574,000	4,162,331
Shoei Co., Ltd.	138,200	1,253,938
Sinfonia Technology Co., Ltd. (a)	565,000	1,717,905
SMK Corp. (a)	295,343	1,375,512
Star Micronics Co., Ltd. (a)	81,800	909,986
Sumitomo Osaka Cement Co., Ltd. (a)	1,158,793	3,369,560
Tadano, Ltd. (a)	213,526	1,368,030
Taiyo Yuden Co., Ltd. (a)	35,000	470,861
Takara Holdings, Inc. (a)	355,000	1,760,437
Takasago International Corp.	370,694	2,039,533
Takuma Co., Ltd. (a)(b)	314,000	1,075,965
The Bank of Nagoya, Ltd. (a)	299,000	966,844
The Bank of Okinawa, Ltd. (a)	60,300	2,466,421
The Ehime Bank, Ltd.	851,000	2,412,946
The Eighteenth Bank, Ltd. (a)	820,730	2,287,508
The Hokuetsu Bank, Ltd.	1,145,000	2,624,879
The Michinoku Bank, Ltd.	804,000	1,542,423
The Minato Bank, Ltd. (a)	926,000	1,664,744
The Miyazaki Bank, Ltd.	781,000	1,875,229
The Musashino Bank, Ltd. (a)	52,100	1,694,759
The Oita Bank, Ltd.	519,000	1,765,902
The Tochigi Bank, Ltd.	307,000	1,363,127
The Tokyo Tomin Bank, Ltd. (a)	55,900	728,427
Toagosei Co., Ltd. (a)	666,818	3,451,556
TOC Co., Ltd. (a)	242,700	963,421
Toei Co., Ltd.	359,000	1,710,968
Toho Holdings Co., Ltd.	90,719	992,786
Toho Zinc Co., Ltd. (a)	289,000	1,352,944
Tokai Carbon Co., Ltd.	80,000	399,614
Tokai Tokyo Financial Holdings, Inc.	299,000	1,024,566
Tokuyama Corp. (a)	198,000	1,060,714
Tokyo Dome Corp. (b)	295,000	590,854
Tokyo Tatemono Co., Ltd. (a)	271,000	1,016,904
TOMONY Holdings, Inc. (a)	328,400	1,216,443
Topy Industries, Ltd. (a)	896,381	2,357,759
Toyo Corp/Chuo-ku (a)	207,948	1,929,440
Toyo Tire & Rubber Co., Ltd. (a)	508,000	1,250,386
Toyobo Co., Ltd. (a)	1,212,788	1,755,967
Ulvac, Inc. (a)	57,800	1,369,681
Unitika, Ltd. (a)(b)	1,226,000	991,096
Yamato Kogyo Co., Ltd. (a)	30,800	1,029,392
Yaskawa Electric Corp. (a)	79,000	939,841
Yodogawa Steel Works, Ltd. (a)	524,000	2,440,444
Yokogawa Electric Corp. (a)(b)	119,400	913,364
Zenrin Co., Ltd.	65,377	698,101

		242,871,857

NETHERLANDS — 1.9%
Aalberts Industries NV	110,058	2,615,289
AerCap Holdings NV (b)	28,918	363,499
ASM International NV (b)	86,310	3,392,766
BinckBank NV	27,529	480,126
Draka Holding NV (b)	316	7,991
Exact Holding NV	59,798	1,897,879
KAS Bank NV	116,588	1,938,247
Koninklijke BAM Groep NV	66,048	509,790
Mediq NV	195,908	3,919,984
Ordina NV (b)	117,595	655,835
ProLogis European Properties (b)	66,002	467,849
VistaPrint NV (a)(b)	26,784	1,390,090

		17,639,345

NEW ZEALAND — 0.5%
Auckland International Airport, Ltd.	853,438	1,441,876
Fisher & Paykel Appliances Holdings, Ltd. (b)	1,220,742	554,017
Fisher & Paykel Healthcare Corp., Ltd.	905,960	2,169,805
Nuplex Industries, Ltd. (a)	155,969	368,792

		4,534,490

NORWAY — 1.9%
Deep Sea Supply PLC (b)	214,183	555,615
DNO International ASA (b)	1,185,395	1,932,890
Ekornes ASA	107,344	2,871,950
Norske Skogindustrier ASA (a)(b)	318,531	1,030,724
Norwegian Property ASA (b)	503,949	924,677
Petroleum Geo-Services ASA (b)	108,666	1,741,445
ProSafe SE	106,453	807,671
Sevan Marine ASA (b)	343,190	375,963
Songa Offshore SE (b)	156,599	1,010,636
TGS Nopec Geophysical Co. ASA	56,951	1,527,822
Tomra Systems ASA	236,792	1,934,830

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

Veidekke ASA	315,869	$2,897,881

		17,612,104

PORTUGAL — 0.3%
Altri SGPS SA (a)(b)	450,672	1,051,418
Semapa-Sociedade de Investimento e Gestao SGPS SA	176,109	2,109,293

		3,160,711

SINGAPORE — 2.5%
Bukit Sembawang Estates, Ltd.	315,080	1,067,347
CapitaCommercial Trust (a)	818	902
China Yuchai International, Ltd. (a)(b)	26,184	767,977
Ezra Holdings, Ltd. (a)	319,599	446,247
Haw Par Corp., Ltd. (a)	936,352	4,464,479
Hong Leong Finance, Ltd.	2,066,656	4,754,702
Mapletree Logistics Trust	5,129,201	3,682,608
Miclyn Express Offshore, Ltd.	447,003	792,790
Straits Asia Resources, Ltd. (a)	358,000	712,876
Suntec REIT	2,940,000	3,591,908
Verigy, Ltd. (a)(b)	76,927	1,083,901
Wing Tai Holdings, Ltd.	1,512,000	1,835,272

		23,201,009

SOUTH KOREA — 6.0%
Asiana Airlines (b)	187,094	1,695,350
Cheil Communications, Inc.	242,423	3,204,461
Daegu Bank	54,840	899,877
Daum Communications Corp.	20,311	1,814,557
Dong-A Pharmaceutical Co., Ltd.	15,206	1,552,552
Dongbu Insurance Co., Ltd. (b)	19,100	872,337
Eugene Investment & Securities Co., Ltd. (b)	679,493	391,485
Hana Tour Service, Inc.	29,244	1,181,010
Hanjin Heavy Industries & Construction Co., Ltd. (a)(b)	11,878	354,082
Hanmi Pharm Co., Ltd. (b)	11,042	880,783
Hansol Paper Co. (a)	88,875	695,152
Hanwha Securities Co. (b)	133,946	903,597
Hite Brewery Co., Ltd. (a)	10,445	1,033,121
Hotel Shilla Co., Ltd. (a)	71,932	1,675,430
Humax Co., Ltd.	53,101	687,392
Hyundai Development Co.	32,730	950,317
Hyundai Marine & Fire Insurance Co., Ltd.	98,107	2,736,747
Jeonbuk Bank	278,762	1,725,506
Korea Investment Holdings Co., Ltd. (b)	17,250	658,895
Korea Kumho Petrochemical Co., Ltd.	6,133	835,848
Korean Reinsurance Co. (b)	141,356	1,649,443
LG International Corp.	77,461	2,987,010
LG Life Sciences, Ltd. (a)(b)	28,006	1,175,693
LIG Insurance Co., Ltd. (b)	66,746	1,627,654
Mando Corp.	3,123	493,952
MegaStudy Co., Ltd.	6,442	991,890
Melfas, Inc.	7,994	327,572
Meritz Fire & Marine Insurance Co., Ltd. (b)(e)	186,049	1,755,419
Meritz Securities Co., Ltd. (b)	878,913	809,246
Mirae Asset Securities Co., Ltd. (b)	12,825	548,332
ORION Corp.	7,363	2,647,982
Poongsan Corp.	64,531	2,720,779
Samsung Fine Chemicals Co., Ltd. (a)	32,698	2,381,668
Seoul Semiconductor Co., Ltd. (a)	13,578	530,395
SFA Engineering Corp. (a)	49,407	3,080,759
SK Broadband Co., Ltd. (b)	104,670	453,241
SK Chemicals Co., Ltd.	35,187	2,059,351
STX Offshore & Shipbuilding Co., Ltd.	26,113	574,893
STX Pan Ocean Co., Ltd. (a)	59,967	541,204
Taekwang Industrial Co., Ltd.	533	631,661
Tong Yang Securities, Inc. (b)	37,330	268,162
Woori Investment & Securities Co., Ltd. (b)	34,100	624,833
Yuhan Corp.	12,387	1,671,248

		55,300,886

SPAIN — 1.6%
Amper, SA (a)(b)	161,020	875,168
Campofrio Food Group SA (a)	220,635	2,504,825
Construcciones y Auxiliar de Ferrocarriles SA	6,363	3,619,568
Ercros SA (b)	491,391	662,466
Faes Farma SA	235,407	948,748
Gamesa Corp. Tecnologica SA (b)	86,291	897,967
Tubacex SA (a)(b)	293,598	1,212,437
Tubos Reunidos SA (a)(b)	350,791	1,152,424
Vidrala SA	81,444	2,484,909
Zeltia SA (a)(b)	115,611	456,097

		14,814,609

SWEDEN — 2.6%
Carnegie Investment Bank AB (a)(e)	59,625	0
Castellum AB (a)	236,803	3,445,963
Great Portland Estates PLC	119,692	740,197
Haldex AB (b)	198,777	3,048,582
Intrum Justitia AB (a)(b)	128,804	1,878,443
JM AB (a)	22,946	611,078
Kungsleden AB	196,866	1,934,832
Lundin Petroleum AB (b)	105,600	1,515,769
New Wave Group AB (Class B)	248,836	2,139,901
Nobia AB (b)	60,590	569,076
PA Resources AB (b)	494,790	358,441
SAS AB (a)(b)	73,891	257,688
TradeDoubler AB (a)(b)	105,937	785,913
Trelleborg AB (Class B)	306,646	3,147,443
Wihlborgs Fastigheter AB	114,465	3,411,233

		23,844,559

SWITZERLAND — 3.0%
Basilea Pharmaceutica AG (b)	11,080	801,766
Belimo Holding AG (b)	2,933	6,408,774
Daetwyler Holding AG	37,767	3,463,575
Georg Fischer AG (b)	3,716	2,097,955
Kudelski SA	77,659	1,421,859
Kuoni Reisen Holding (Class B)	5,554	2,568,008

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

Meyer Burger Technology AG (a)(b)	21,144	$957,992
Mobimo Holding AG (b)	3,779	874,476
Nobel Biocare Holding AG (b)	57,592	1,198,614
Petroplus Holdings AG (b)	58,805	932,035
Temenos Group AG (b)	86,956	3,307,721
Valora Holding AG	10,181	3,427,609

		27,460,384

UNITED KINGDOM — 11.0%
Afren PLC (b)	444,136	1,159,730
Aveva Group PLC	31,457	814,347
Barratt Developments PLC (b)	436,224	769,869
Bellway PLC	109,824	1,225,255
Bodycote PLC	251,373	1,333,726
Booker Group PLC	920,283	888,051
Bovis Homes Group PLC (a)	214,615	1,499,226
Britvic PLC	272,213	1,725,739
BTG PLC (b)	184,668	673,727
Capital & Counties Properties PLC	332,923	899,215
Charter International PLC	70,965	919,127
Chemring Group PLC	252,695	2,800,971
Connaught PLC (a)(e)	289,855	0
Cookson Group PLC (b)	119,599	1,321,848
CSR PLC (b)	111,888	662,881
Dairy Crest Group PLC	206,019	1,186,545
Debenhams PLC (b)	644,488	611,584
DS Smith PLC	389,501	1,242,457
DSG International PLC (a)(b)	2,486,568	501,020
Elementis PLC	1,062,066	2,589,408
Enterprise Inns PLC (b)	210,003	297,912
Fenner PLC	419,324	2,419,759
Galiform PLC (b)	316,981	556,374
Galliford Try PLC	149,365	897,842
Game Group PLC	480,584	435,249
Gem Diamonds, Ltd. (b)	75,905	340,681
Helphire PLC (b)	443,131	95,893
Henderson Group PLC	601,965	1,635,539
Heritage Oil PLC (a)(b)	108,152	492,522
HMV Group PLC (a)	921,252	225,200
Hochschild Mining PLC (a)	87,451	903,457
Hunting PLC	75,870	944,347
Imagination Technologies Group PLC (b)	76,170	524,039
Inchcape PLC (b)	198,881	1,104,310
Intermediate Capital Group PLC	203,261	1,063,793
International Personal Finance	341,876	1,762,400
Interserve PLC	217,525	959,746
ITE Group PLC	604,081	2,355,901
J.D. Wetherspoon PLC (b)	187,487	1,275,759
Jardine Lloyd Thompson Group PLC	231,922	2,572,574
JKX Oil & Gas PLC	81,629	412,169
Jupiter Fund Management PLC (b)	224,473	1,034,119
Keller Group PLC	116,924	1,162,024
Kesa Electricals PLC	192,033	371,538
Kier Group PLC	68,911	1,435,991
Laird PLC	238,767	528,169
Lamprell PLC (a)	89,189	503,953
Mcbride PLC	176,311	402,024
Melrose PLC	671,384	3,528,842
Michael Page International PLC	313,973	2,586,874
Micro Focus International PLC	112,723	571,159
Mitchells & Butlers PLC (b)	266,458	1,288,617
Mitie Group PLC	578,015	1,820,629
Morgan Crucible Co. PLC	363,999	1,731,161
Morgan Sindall PLC	78,250	792,723
N Brown Group PLC	297,363	1,209,281
National Express Group PLC (b)	243,518	958,302
Pace PLC	132,782	323,734
PayPoint PLC	124,390	817,503
Persimmon PLC	121,963	869,977
Premier Farnell PLC	547,012	2,378,847
Premier Foods PLC (b)	1,709,733	765,454
Punch Taverns PLC (b)	278,243	343,650
PV Crystalox Solar PLC	477,830	419,351
Rank Group PLC	971,482	2,326,511
Redrow PLC (b)	357,828	716,975
Regus PLC	307,207	565,810
Restaurant Group PLC	395,955	1,904,088
RPS Group PLC	360,378	1,235,054
Salamander Energy PLC (b)	104,476	485,662
Senior PLC	784,819	1,908,424
Shaftesbury PLC	381,311	2,891,693
Shanks Group PLC	492,774	901,267
SIG PLC (b)	348,993	780,388
Spectris PLC	132,203	2,888,398
Spirent Communications PLC	397,418	875,931
St. James’s Place PLC	221,152	1,185,787
Stagecoach Group PLC	362,749	1,252,483
Taylor Wimpey PLC (b)	1,670,559	1,087,731
Telecity Group PLC (b)	91,506	745,865
Tullett Prebon PLC	300,399	1,970,879
Ultra Electronics Holdings PLC	60,784	1,677,808
Unite Group PLC (b)	340,156	1,177,746
Victrex PLC	182,281	3,944,528
WH Smith PLC	198,982	1,383,640
Wincanton PLC	275,707	513,760
Yell Group PLC (a)(b)	1,491,867	159,267

		102,523,809

TOTAL COMMON STOCKS —
(Cost $848,603,217)		919,177,037

RIGHTS — 0.0% (f)
FINLAND — 0.0% (f)
Cramo OYJ (expiring 4/11/15) (a)(b)	70,630	233,338

GERMANY — 0.0% (f)
Gildemeister AG (expiring 4/11/11) (a)(b)	77,953	52,103

TOTAL RIGHTS —
(Cost $0)		285,441

WARRANTS — 0.0% (f)
CANADA — 0.0% (f)
Kinross Gold Corp. (expiring 9/17/14) (b)	463	1,285

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

ITALY — 0.0% (f)
Interpump Group SpA (expiring 10/31/12) (b)	8	$9

TOTAL WARRANTS —
(Cost $2,207)		1,294

SHORT TERM INVESTMENTS — 13.3%
UNITED STATES — 13.3%
MONEY MARKET FUNDS — 13.3%
State Street Navigator Securities Lending Prime Portfolio (g)(h)	121,532,582	121,532,582
State Street Institutional Liquid Reserves Fund 0.19% (h)(i)	1,609,186	1,609,186

TOTAL SHORT TERM INVESTMENTS —
(Cost $123,141,768)		123,141,768

TOTAL INVESTMENTS — 112.3%
(Cost $971,747,192)		1,042,605,540
OTHER ASSETS & LIABILITIES — (12.3)%		(113,880,008)

NET ASSETS — 100.0%		$928,725,532

(a)	Security, or portion thereof, was on loan at March 31, 2011.
(b)	Non-income producing security.
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.2% of net assets as of March 31, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs. (Note 2)
(f)	Amount shown represents less than 0.05% of net assets.
(g)	Investments of cash collateral for securities loaned.
(h)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(i)	The rate shown is the annualized seven-day yield at period end.
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR Dow Jones International Real Estate ETF
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AUSTRALIA — 18.1%
Abacus Property Group	1,422,076	$3,456,003
Astro Japan Property Group (a)	335,714	1,020,705
Bunnings Warehouse Property Trust	2,303,064	4,084,638
CFS Retail Property Trust	9,485,478	18,049,304
Charter Hall Office REIT	2,378,454	8,141,532
Charter Hall Retail REIT	1,454,481	4,692,951
Commonwealth Property Office Fund	14,059,887	12,504,424
Dexus Property Group	27,669,906	24,322,601
Goodman Group	39,563,556	28,026,528
GPT Group	10,650,046	34,583,149
ING Office Fund	13,910,418	8,918,982
Westfield Group	13,245,836	127,940,975
Westfield Retail Trust (b)	16,530,692	44,789,450

		320,531,242

AUSTRIA — 2.4%
Atrium European Real Estate, Ltd.	1,076,485	6,752,168
CA Immobilien Anlagen AG (a)(b)	450,753	8,315,626
IMMOFINANZ AG (a)(b)	5,992,839	27,095,138

		42,162,932

BELGIUM — 0.9%
Befimmo Sicafi S.C.A.	78,250	6,844,787
Cofinimmo	68,393	10,021,084

		16,865,871

CANADA — 10.0%
Artis REIT	212,216	3,102,248
Boardwalk REIT	136,080	6,730,207
Brookfield Asset Management, Inc. (Class A) (a)	3,206,542	103,868,556
Calloway REIT	274,143	7,271,025
Canadian Apartment Properties REIT	213,276	4,266,616
Canadian REIT	186,053	6,627,331
Chartwell Seniors Housing REIT	396,685	3,776,205
Extendicare REIT	223,079	2,912,468
First Capital Realty, Inc. (a)	343,360	5,661,778
H&R REIT	404,499	9,148,268
Primaris Retail REIT	191,901	4,201,996
RioCan REIT	727,569	19,042,824

		176,609,522

CHINA — 3.8%
Hongkong Land Holdings, Ltd. (a)	7,000,000	49,000,000
Kerry Properties, Ltd.	3,543,670	17,722,451

		66,722,451

FRANCE — 9.9%
Fonciere Des Regions	151,319	16,146,059
Gecina SA	120,063	16,581,518
Klepierre	538,817	21,899,151
SILIC	53,849	7,557,652
Unibail-Rodamco SE	523,651	113,584,839

		175,769,219

GERMANY — 0.2%
IVG Immobilien AG (a)(b)	468,298	3,890,344

HONG KONG — 9.1%
Champion REIT (a)	8,796,174	5,100,247
GZI REIT	4,144,000	2,163,051
Hang Lung Group, Ltd.	4,870,808	30,152,144
Hang Lung Properties, Ltd.	11,242,755	49,216,503
Hysan Development Co., Ltd.	3,496,847	14,386,247
Prosperity REIT	6,583,000	1,624,972
The Link REIT (a)	12,811,250	40,106,186
Wheelock & Co., Ltd. (a)	4,743,545	17,807,657

		160,557,007

ITALY — 0.3%
Beni Stabili SpA	4,727,031	4,920,413

JAPAN — 17.2%
Aeon Mall Co., Ltd. (a)	457,440	9,857,479
Daibiru Corp.	328,000	2,849,421
Daiwa Office Investment Corp. (a)	1,476	5,141,424
Frontier Real Estate Investment Corp.	1,010	8,993,485
Fukuoka REIT Corp.	610	4,371,863
Global One Real Estate Investment Co., Ltd. (a)	556	4,534,942
Hankyu REIT, Inc.	489	2,531,141
Heiwa Real Estate Co., Ltd. (a)	1,028,500	2,382,626
Japan Excellent, Inc. (a)	964	5,321,308
Japan Hotel and Resort, Inc.	441	997,677
JAPAN OFFICE Investment Corp.	855	1,093,509
Japan Prime Realty Investment Corp. (a)	4,104	11,121,602
Japan Real Estate Investment Corp. (a)	2,807	26,654,307
Japan Retail Fund Investment Corp.	9,687	15,217,753
Kenedix Realty Investment Corp.	1,341	5,533,567
Mitsui Fudosan Co., Ltd.	5,050,000	83,658,904
Mori Hills REIT Investment Corp.	1,045	3,208,886
Mori Trust Sogo REIT, Inc. (a)	986	9,660,135
Nippon Building Fund, Inc.	3,318	32,427,365
Nomura Real Estate Office Fund, Inc. (a)	1,666	11,317,061
NTT Urban Development Corp. (a)	6,236	5,244,320
Orix JREIT, Inc. (a)	1,436	7,918,098
Premier Investment Corp. (a)	805	3,661,740
Shoei Co., Ltd.	209,490	1,900,778
Tokyu Land Corp. (a)	2,626,000	11,469,739
Tokyu REIT, Inc. (a)	971	6,021,887
Top REIT, Inc.	889	5,357,813
United Urban Investment Corp. (a)	12,029	15,253,956

		303,702,786

NETHERLANDS — 2.3%
Corio NV	330,265	23,133,998
Eurocommercial Properties NV	204,676	10,154,331
VastNed Retail NV	106,158	7,781,011

		41,069,340

NEW ZEALAND — 0.7%
AMP NZ Office Trust	4,418,846	2,763,788
Argosy Property Trust	3,138,725	1,747,665
Goodman Property Trust (a)	4,346,865	3,083,480

See accompanying notes to financial statements.

SPDR Dow Jones International Real Estate ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

Kiwi Income Property Trust (a)	5,573,176	$4,250,939

		11,845,872

SINGAPORE — 7.1%
Ascendas REIT (a)	8,474,831	13,715,712
Cambridge Industrial Trust (a)(b)	5,459,549	2,122,316
CapitaCommercial Trust (a)	10,930,676	12,053,661
CapitaLand, Ltd.	14,525,999	38,029,192
CapitaMall Trust (a)	11,538,168	17,208,850
Frasers Commercial Trust	2,739,304	1,727,685
Global Logistic Properties, Ltd. (b)	6,857,000	10,172,622
Guocoland, Ltd.	1,863,666	3,607,572
Mapletree Logistics Trust	7,360,080	5,284,310
Singapore Land, Ltd. (a)	604,000	3,339,849
Starhill Global REIT (a)	5,778,482	2,842,252
Suntec REIT (a)	10,017,351	12,238,573
United Industrial Corp., Ltd.	1,376,000	3,100,230

		125,442,824

SOUTH AFRICA — 0.7%
Capital Property Fund	2,389,853	2,810,781
Fountainhead Property Trust	6,673,567	6,101,479
SA Corporate Real Estate Fund	4,567,883	2,162,487
Sycom Property Fund	600,190	1,800,717

		12,875,464

SPAIN — 0.0%
Martinsa-Fadesa SA (b)(c)(d)	35,998	0

SWEDEN — 2.4%
Castellum AB (a)	987,258	14,366,604
Fabege AB (a)	822,089	8,894,105
Great Portland Estates PLC	1,794,658	11,098,486
Kungsleden AB	783,478	7,700,152

		42,059,347

SWITZERLAND — 2.2%
PSP Swiss Property AG (b)	199,277	16,478,445
Swiss Prime Site AG (b)	295,175	23,375,885

		39,854,330

UNITED KINGDOM — 12.3%
Big Yellow Group PLC	658,577	3,491,086
British Land Co. PLC (a)	5,078,872	44,979,992
Capital & Counties Properties PLC	3,298,043	8,907,915
Capital Shopping Centres Group PLC	4,273,177	26,234,300
Derwent London PLC	578,597	15,238,196
Grainger PLC	1,922,694	3,306,966
Hammerson PLC	4,061,248	29,093,079
Land Securities Group PLC	4,393,576	51,658,059
Segro PLC	4,214,543	21,719,573
Shaftesbury PLC	1,434,722	10,880,291
Workspace Group PLC	4,872,147	2,128,172

		217,637,629

TOTAL COMMON STOCKS —
(Cost $1,675,835,141)		1,762,516,593

RIGHTS — 0.0% (e)
SINGAPORE — 0.0% (e)
Cambridge Industrial Trust (expiring 4/6/11) (a)(b)	765,817	42,528

SOUTH AFRICA — 0.0% (e)
Fountainhead Property Trust (expiring 4/8/11) (b)	1,088,332	28,982

TOTAL RIGHTS —
(Cost $0)		71,510

SHORT TERM INVESTMENTS — 8.5%
UNITED STATES — 8.5%
MONEY MARKET FUNDS — 8.5%
State Street Navigator Securities Lending Prime Potfolio (f)(g)	149,476,177	149,476,177
State Street Institutional Liquid Reserves Fund 0.19% (g)(h)	307,902	307,902

TOTAL SHORT TERM INVESTMENTS —
(Cost $149,784,079)		149,784,079

TOTAL INVESTMENTS — 108.1%
(Cost $1,825,619,220)		1,912,372,182
OTHER ASSETS & LIABILITIES — (8.1)%		(143,716,995)

NET ASSETS — 100.0%		$1,768,655,187

(a)	Security, or portion thereof, was on loan at March 31, 2011.
(b)	Non-income producing security.
(c)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs. (Note 2)
(d)	Company has filed for insolvency.
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Investments of cash collateral for securities loaned.
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(h)	The rate shown is the annualized seven-day yield at period end.
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR FTSE/Macquarie Global Infrastructure 100 ETF
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AUSTRALIA — 1.7%
AGL Energy, Ltd.	20,034	$296,477
Asciano Group	126,366	227,385
Macquarie Atlas Roads Group (a)	779	1,543
Transurban Group	63,402	352,096

		877,501

BRAZIL — 1.0%
Centrais Eletricas Brasileiras SA ADR	14,083	214,350
Companhia Energetica de Minas Gerais ADR	16,461	317,204

		531,554

CANADA — 5.9%
Canadian Utilities, Ltd. (Class A)	3,701	201,458
Emera, Inc.	4,935	160,771
Enbridge, Inc. (b)	16,639	1,016,386
Fortis, Inc. (b)	7,485	254,848
TransAlta Corp. (b)	9,466	198,905
TransCanada Corp. (b)	30,197	1,220,297

		3,052,665

FINLAND — 1.3%
Fortum Oyj (a)	19,463	661,774

FRANCE — 8.7%
EDF SA	11,179	463,549
GDF Suez	73,323	2,991,514
Suez Environnement Co.	15,798	327,317
Veolia Environnement	21,562	671,334

		4,453,714

GERMANY — 7.1%
E.ON AG	82,789	2,531,820
RWE AG	17,086	1,089,770

		3,621,590

HONG KONG — 3.2%
CLP Holdings, Ltd.	78,727	636,642
Hong Kong & China Gas Co., Ltd.	235,339	564,581
Hongkong Electric Holdings, Ltd.	70,000	467,975

		1,669,198

ITALY — 6.3%
A2A SpA	69,963	113,482
Atlantia SpA	19,301	442,897
Enel SpA	305,124	1,925,990
Snam Rete Gas SpA	73,873	415,768
Terna Rete Elettrica Nationale SpA	64,827	310,763

		3,208,900

JAPAN — 7.3%
Chubu Electric Power Co., Inc. (b)	24,698	551,295
Electric Power Development Co., Ltd. (b)	7,141	220,744
Hokkaido Electric Power Co., Inc. (b)	7,200	140,125
Hokuriku Electric Power Co. (b)	7,300	165,941
Kyushu Electric Power Co., Inc. (b)	15,618	306,217
Osaka Gas Co., Ltd. (b)	71,000	284,411
Shikoku Electric Power Co., Inc. (b)	7,635	208,470
The Chugoku Electric Power Co., Inc. (b)	12,075	224,075
The Kansai Electric Power Co., Inc. (b)	30,837	673,815
The Tokyo Electric Power Co., Inc. (b)	52,167	293,314
Tohoku Electric Power Co., Inc. (b)	16,508	279,847
Tokyo Gas Co., Ltd. (b)	89,000	408,060

		3,756,314

PORTUGAL — 1.2%
Brisa Auto-Estradas de Portugal SA (b)	20,046	135,779
EDP — Energias de Portugal SA	119,944	467,744

		603,523

SOUTH KOREA — 0.5%
Korea Electric Power Corp. ADR	22,155	271,177

SPAIN — 6.0%
Abertis Infraestructuras SA	16,122	350,731
Enagas	7,966	179,968
Gas Natural SDG SA	16,127	303,352
Iberdrola Renovables SA	37,635	162,627
Iberdrola SA	237,330	2,066,574

		3,063,252

UNITED KINGDOM — 8.7%
Centrica PLC	224,340	1,169,797
International Power PLC	65,830	325,008
National Grid PLC	152,293	1,450,061
Pennon Group PLC	15,624	156,528
Scottish & Southern Energy PLC	41,369	836,200
Severn Trent PLC	10,175	238,289
United Utilities Group PLC	29,158	276,460

		4,452,343

UNITED STATES — 40.6%
Alliant Energy Corp.	4,771	185,735
Ameren Corp. (b)	10,418	292,433
American Electric Power Co., Inc.	20,793	730,666
American Water Works Co., Inc.	7,526	211,104
Aqua America, Inc.	5,899	135,028
Calpine Corp. (a)(b)	14,343	227,623
CenterPoint Energy, Inc.	18,446	323,912
CMS Energy Corp. (b)	10,470	205,631
Consolidated Edison, Inc.	12,541	636,079
Constellation Energy Group, Inc.	8,720	271,454
Dominion Resources, Inc. (b)	25,299	1,130,865
DTE Energy Co.	7,302	357,506
Duke Energy Corp.	57,690	1,047,073
Edison International	14,242	521,115
El Paso Corp.	30,482	548,676
Entergy Corp.	7,906	531,362
Exelon Corp.	28,702	1,183,670
FirstEnergy Corp.	18,162	673,645
Integrys Energy Group, Inc. (b)	3,396	171,532
ITC Holdings Corp. (b)	2,200	153,780
Kinder Morgan Management, LLC (a)	4,022	263,803
National Fuel Gas Co.	3,559	263,366
NextEra Energy, Inc.	18,223	1,004,452
NiSource, Inc. (b)	12,220	234,380
Northeast Utilities	7,546	261,092
NRG Energy, Inc. (a)	10,581	227,915
NSTAR	4,498	208,122
NV Energy, Inc.	10,012	149,079
OGE Energy Corp.	4,184	211,543
ONEOK, Inc.	4,661	311,728

See accompanying notes to financial statements.

SPDR FTSE/Macquarie Global Infrastructure 100 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

Pepco Holdings, Inc. (b)	9,584	$178,742
PG&E Corp.	17,182	759,101
Pinnacle West Capital Corp.	4,678	200,172
PPL Corp. (b)	21,123	534,412
Progress Energy, Inc.	12,624	582,471
Public Service Enterprise Group, Inc.	22,061	695,142
SCANA Corp. (b)	5,538	218,031
Sempra Energy	10,456	559,396
Spectra Energy Corp.	28,043	762,209
TECO Energy, Inc.	9,167	171,973
The AES Corp. (a)	34,752	451,776
The Southern Co.	36,735	1,399,971
The Williams Cos., Inc.	25,461	793,874
Wisconsin Energy Corp. (b)	10,056	306,708
Xcel Energy, Inc.	21,076	503,506

		20,791,853

TOTAL COMMON STOCKS —
(Cost $67,981,836)		51,015,358

SHORT TERM INVESTMENTS — 9.2%
UNITED STATES — 9.2%
MONEY MARKET FUNDS — 9.2%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	4,649,521	4,649,521
State Street Institutional Liquid Reserves Fund 0.19% (d)(e)	76,642	76,642

TOTAL SHORT TERM INVESTMENTS —
(Cost $4,726,163)		4,726,163

TOTAL INVESTMENTS — 108.7%
(Cost $72,707,999)		55,741,521
OTHER ASSETS & LIABILITIES — (8.7)%		(4,479,795)

NET ASSETS — 100.0%		$51,261,726

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at March 31, 2011.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt

See accompanying notes to financial statements.

SPDR S&P Global Natural Resources ETF
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AUSTRALIA — 8.5%
BHP Billiton, Ltd.	131,751	$6,343,812
Incitec Pivot, Ltd.	165,171	739,614
Newcrest Mining, Ltd.	30,470	1,254,750
Rio Tinto, Ltd.	18,218	1,596,702
Woodside Petroleum, Ltd.	14,692	711,066

		10,645,944

BRAZIL — 3.7%
Companhia Siderurgica Nacional SA ADR	41,677	694,339
Gerdau SA ADR	22,631	282,887
Petroleo Brasileiro SA ADR	45,240	1,829,053
Vale SA ADR	53,431	1,781,924

		4,588,203

CANADA — 13.6%
Agnico-Eagle Mines, Ltd.	7,011	464,517
Agrium, Inc.	15,579	1,433,861
Barrick Gold Corp.	39,845	2,068,354
Canadian Natural Resources, Ltd.	19,620	966,932
Goldcorp, Inc.	30,518	1,516,566
Imperial Oil, Ltd.	15,082	768,093
Kinross Gold Corp.	49,368	775,475
Potash Corp. of Saskatchewan, Inc.	88,233	5,199,571
Sino-Forest Corp. (a)	24,651	641,141
Suncor Energy, Inc.	28,005	1,251,768
Teck Resources, Ltd. (Class B)	27,952	1,476,693
Viterra, Inc.	37,730	456,134

		17,019,105

CHILE — 0.8%
Sociedad Quimica y Minera de Chile SA ADR	17,786	982,854

CHINA — 1.0%
China Agri-Industries Holdings, Ltd.	282,000	316,145
China Coal Energy Co., Ltd	51,000	69,502
China Petroleum & Chemical Corp.	222,000	222,622
China Shenhua Energy Co., Ltd.	40,000	188,476
PetroChina Co., Ltd.	268,000	405,883
Yanzhou Coal Mining Co., Ltd.	20,000	72,767

		1,275,395

DENMARK — 0.5%
Danisco A/S	5,037	636,563

FINLAND — 1.6%
Stora Enso Oyj	67,708	807,590
UPM-Kymmene Oyj (a)	56,113	1,188,079

		1,995,669

FRANCE — 2.2%
Total SA	45,378	2,766,127

GERMANY — 2.3%
K+S AG	19,047	1,439,867
Suedzucker AG	19,134	534,372
ThyssenKrupp AG	21,826	892,959

		2,867,198

HONG KONG — 1.3%
Chaoda Modern Agriculture Holdings, Ltd.	252,000	156,484
CNOOC, Ltd.	560,000	1,411,123

		1,567,607

INDIA — 0.7%
Reliance Industries, Ltd. GDR (b)	18,983	900,174

ITALY — 1.5%
ENI SpA	77,417	1,903,917

JAPAN — 1.7%
JFE Holdings, Inc.	26,800	787,056
Nippon Steel Corp.	276,000	885,811
OJI Paper Co., Ltd.	105,000	500,422

		2,173,289

LUXEMBOURG — 2.1%
APERAM	3,212	129,224
ArcelorMittal	67,198	2,434,081

		2,563,305

NETHERLANDS — 2.2%
Nutreco Holding NV	3,676	269,960
Royal Dutch Shell PLC (Class A)	69,326	2,515,894

		2,785,854

NORWAY — 2.7%
StatoilHydro ASA	60,014	1,663,153
Yara International ASA	33,435	1,693,585

		3,356,738

PERU — 1.1%
Compania de Minas Buenaventura SA ADR, Series B	7,255	311,747
Southern Copper Corp.	25,715	1,035,543

		1,347,290

RUSSIA — 5.7%
Gazprom OAO ADR (c)	2,905	93,948
Gazprom OAO ADR (c)	70,945	2,296,490
Lukoil OAO ADR	10,026	718,363
MMC Norilsk Nickel OJSC ADR	58,524	1,547,374
Novolipetsk Steel OJSC GDR	16,807	739,508
Rosneft Oil Co. GDR	129,612	1,184,006
Surgutneftegas OJSC ADR	45,590	495,563

		7,075,252

SINGAPORE — 2.8%
Golden Agri-Resources, Ltd.	1,355,000	741,730
Wilmar International, Ltd.	640,000	2,772,233

		3,513,963

SOUTH AFRICA — 0.6%
AngloGold Ashanti, Ltd. ADR	9,813	470,534
Gold Fields, Ltd. ADR	18,381	320,932

		791,466

SOUTH KOREA — 1.3%
POSCO ADR	14,656	1,675,034

SPAIN — 0.6%
Repsol YPF SA	22,861	784,286

See accompanying notes to financial statements.

SPDR S&P Global Natural Resources ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

SWEDEN — 0.9%
Svenska Cellulosa AB (Class B)	66,557	$1,071,934

SWITZERLAND — 4.9%
Syngenta AG	9,823	3,205,078
Xstrata PLC	124,584	2,909,656

		6,114,734

UNITED KINGDOM — 6.5%
Anglo American PLC	54,372	2,795,079
Antofagasta PLC	42,650	930,458
BG Group PLC	62,488	1,553,561
BP PLC	357,732	2,603,355
Lonmin PLC	7,801	212,954

		8,095,407

UNITED STATES — 28.9%
Alcoa, Inc.	42,460	749,419
Apache Corp.	7,362	963,833
Archer-Daniels-Midland Co.	57,965	2,087,320
Bunge, Ltd.	13,866	1,002,928
CF Industries Holdings, Inc.	7,252	992,001
Chevron Corp.	37,617	4,041,194
ConocoPhillips	26,647	2,128,029
CONSOL Energy, Inc.	4,535	243,212
Exxon Mobil Corp.	72,335	6,085,544
Freeport-McMoRan Copper & Gold, Inc.	41,866	2,325,656
International Paper Co.	45,136	1,362,204
MeadWestvaco Corp.	16,548	501,901
Monsanto Co.	56,629	4,092,011
Newmont Mining Corp.	20,129	1,098,641
Nucor Corp.	12,934	595,223
Occidental Petroleum Corp.	14,219	1,485,743
Peabody Energy Corp.	5,108	367,572
Plum Creek Timber Co., Inc.	16,652	726,194
Rayonier, Inc.	8,026	500,100
The Mosaic Co.	45,337	3,570,289
Weyerhaeuser Co.	51,507	1,267,072

		36,186,086

TOTAL COMMON STOCKS —
(Cost $116,358,047)		124,683,394

SHORT TERM INVESTMENT — 0.1%
UNITED STATES — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Liquid Reserves Fund 0.19% (d)(e)
(Cost $123,331)	123,331	123,331

TOTAL INVESTMENTS — 99.8%
(Cost $116,481,378)		124,806,725
OTHER ASSETS & LIABILITIES — 0.2%		286,261

NET ASSETS — 100.0%		$125,092,986

(a)	Non-income producing security.
(b)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.7% of net assets as of March 31, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AUSTRALIA — 6.1%
Alumina, Ltd.	236,446	$601,521
Amcor, Ltd.	104,980	766,469
AMP, Ltd. (a)	71,663	402,419
Australia & New Zealand Banking Group, Ltd.	46,654	1,148,766
BHP Billiton, Ltd.	105,335	5,071,881
BlueScope Steel, Ltd.	150,510	307,409
Boral, Ltd. (a)	149,424	772,634
Brambles, Ltd.	55,374	405,436
CFS Retail Property Trust	176,780	336,383
Coca-Cola Amatil, Ltd.	73,661	894,312
Commonwealth Bank of Australia	37,735	2,044,839
CSL, Ltd.	21,641	799,639
Fortescue Metals Group, Ltd.	64,796	429,526
Foster’s Group, Ltd.	88,892	525,826
Insurance Australia Group, Ltd.	81,213	301,511
Lend Lease Group	67,468	632,832
Macquarie Group, Ltd.	19,726	746,627
National Australia Bank, Ltd.	46,044	1,230,884
Newcrest Mining, Ltd.	18,528	762,980
Origin Energy, Ltd.	60,598	1,016,465
OZ Minerals, Ltd.	331,494	546,789
Qantas Airways, Ltd. (b)	189,126	426,374
QBE Insurance Group, Ltd.	27,446	501,532
Rio Tinto, Ltd. (a)	9,988	875,390
Santos, Ltd.	53,979	868,038
Sonic Healthcare, Ltd. (a)	27,774	344,095
Suncorp Group, Ltd.	70,924	621,974
Toll Holdings, Ltd.	77,313	474,123
Transurban Group	66,134	367,268
Wesfarmers, Ltd. (c)	279	9,169
Wesfarmers, Ltd. (c)	13,829	460,357
Westfield Group	45,320	437,744
Westpac Banking Corp.	52,439	1,319,411
Woodside Petroleum, Ltd.	19,878	962,060
Woolworths, Ltd.	37,528	1,043,201

		28,455,884

AUSTRIA — 0.4%
Erste Group Bank AG	15,023	759,068
OMV AG	7,613	344,527
Raiffeisen International Bank-Holding AG (a)	10,153	564,222
Telekom Austria AG	15,558	227,849

		1,895,666

BELGIUM — 0.6%
Ageas	120,305	342,303
Ageas VVPR Strip (b)	5,332	15
Anheuser-Busch InBev NV	16,415	936,323
Anheuser-Busch InBev NV — VVPR Strip (b)	8,694	62
Delhaize Group	3,430	279,639
Dexia SA (b)	49,657	193,647
KBC Groep NV (b)	9,849	370,872
Solvay SA	3,039	360,494
UCB SA (a)	5,113	194,421

		2,677,776

BRAZIL — 3.3%
Banco Bradesco SA ADR (a)	70,175	1,456,131
Companhia de Bebidas das Americas Preference Shares ADR	49,042	1,388,379
Companhia Energetica de Minas Gerais ADR	52,990	1,021,117
Companhia Siderurgica Nacional SA ADR	48,106	801,446
Gerdau SA ADR (a)	54,082	676,025
Itau Unibanco Holding SA Preference Shares ADR	99,046	2,382,056
Petroleo Brasileiro SA ADR	116,716	4,148,087
Tele Norte Leste Participacoes SA ADR	19,341	339,048
Vale SA ADR Preference Shares	115,015	3,395,243

		15,607,532

CANADA — 8.0%
Agnico-Eagle Mines, Ltd.	3,445	228,250
Agrium, Inc.	5,642	519,279
Bank of Montreal (a)	18,582	1,203,078
Bank of Nova Scotia (a)	28,347	1,733,604
Barrick Gold Corp.	30,310	1,570,106
Brookfield Asset Management, Inc. (Class A) (a)	19,006	615,656
Brookfield Properties Corp. (a)	31,808	561,116
Cameco Corp. (a)	12,730	381,606
Canadian Imperial Bank of Commerce (a)	11,532	991,082
Canadian National Railway Co.	16,938	1,273,724
Canadian Natural Resources, Ltd. (a)	35,230	1,736,239
Canadian Pacific Railway, Ltd.	7,585	485,939
Canadian Tire Corp., Ltd. (Class A)	5,655	374,093
Cenovus Energy, Inc. (a)	23,859	939,398
Enbridge, Inc. (a)	15,521	948,093
EnCana Corp.	24,815	855,355
Enerplus Corp. (a)	9,993	315,482
Gildan Activewear, Inc.	13,308	435,323
Goldcorp, Inc. (a)	23,298	1,157,775
Husky Energy, Inc. (a)	12,867	389,681
IGM Financial, Inc. (a)	10,746	544,729
Imperial Oil, Ltd.	14,432	734,990
Kinross Gold Corp. (a)	15,506	243,569
Loblaw Cos., Ltd. (a)	10,264	409,927
Manulife Financial Corp. (a)	45,214	798,537
National Bank of Canada (a)	9,789	792,881
Nexen, Inc.	12,476	309,992
Onex Corp.	17,307	604,744
Penn West Petroleum Ltd. (a)	13,681	378,610
Potash Corp. of Saskatchewan, Inc.	30,294	1,781,047
Research In Motion, Ltd. (b)	15,711	885,566
Rogers Communications, Inc. (Class B) (a)	15,326	555,218
Royal Bank of Canada (a)	36,702	2,263,432
Shaw Communications, Inc. (a)	16,423	345,090
Shoppers Drug Mart Corp. (a)	10,311	422,510
SNC-Lavalin Group, Inc.	13,525	768,050

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

Sun Life Financial, Inc. (a)	18,255	$571,812
Suncor Energy, Inc.	37,445	1,673,717
Talisman Energy, Inc.	40,201	990,612
Teck Resources, Ltd. (Class B)	22,791	1,204,040
TELUS Corp. (a)	8,322	402,946
Thomson Reuters Corp. (a)	18,041	705,690
TMX Group, Inc. (a)	7,876	314,311
Toronto-Dominion Bank (a)	22,518	1,986,167
TransAlta Corp. (a)	19,634	412,561
TransCanada Corp. (a)	18,662	754,154

		37,569,781

CHILE — 0.3%
Empresa Nacional de Electricidad SA ADR (a)	16,460	915,505
Enersis SA ADR	32,499	676,629

		1,592,134

CHINA — 2.1%
Bank of China, Ltd.	2,124,436	1,182,640
Bank of Communications Co., Ltd. (a)	380,100	418,304
China Construction Bank Corp.	1,616,720	1,515,246
China COSCO Holdings Co., Ltd. (a)(b)	324,100	331,675
China Life Insurance Co., Ltd.	264,000	991,078
China Petroleum & Chemical Corp.	668,000	669,872
China Shenhua Energy Co., Ltd.	64,500	303,917
China Telecom Corp., Ltd.	768,000	469,003
Huaneng Power International, Inc. (a)	536,000	313,543
Industrial & Commercial Bank of China	1,320,045	1,096,332
PetroChina Co., Ltd.	660,000	999,563
Ping An Insurance Group Co. of China, Ltd. (a)	66,000	669,062
Tencent Holdings, Ltd. (a)	26,000	633,437
Zijin Mining Group Co., Ltd.	400,000	318,840

		9,912,512

DENMARK — 0.9%
A P Moller — Maersk A/S (a)	66	621,674
Danske Bank A/S (b)(c)	26,622	590,294
Danske Bank A/S (b)(c)	8,874	198,454
DSV A/S (a)	17,109	422,995
Novo Nordisk A/S (Class B) (a)	16,177	2,035,172
Vestas Wind Systems A/S (a)(b)	7,108	308,720

		4,177,309

FINLAND — 1.3%
Elisa Oyj (a)	10,941	241,125
Fortum Oyj (b)	16,301	554,261
Kesko Oyj (Class B) (b)	6,568	307,581
Kone Oyj (Class B)	12,052	694,381
Metso Oyj	14,789	796,249
Neste Oil Oyj (a)	10,456	215,894
Nokia Oyj (a)	37,979	325,262
Outokumpu Oyj (a)	19,016	329,764
Sampo Oyj (Class A)	17,416	556,336
Stora Enso Oyj	44,383	529,380
UPM-Kymmene Oyj (b)	28,003	592,907
Wartsila Oyj	20,934	818,440
YIT Oyj	1	30

		5,961,610

FRANCE — 6.8%
Accor SA	7,854	353,372
Air France-KLM (b)	20,125	335,573
Air Liquide SA	9,013	1,199,223
Alcatel-Lucent (a)(b)	157,442	905,098
Alstom SA	7,001	414,543
AXA SA	44,518	931,523
BNP Paribas	27,805	2,036,431
Bouygues SA	7,472	359,300
Cap Gemini SA	5,155	299,824
Carrefour SA	18,595	824,366
Credit Agricole SA	25,023	411,207
Danone	17,541	1,147,417
Essilor International SA	10,861	807,633
France Telecom SA	58,125	1,304,091
GDF Suez	33,102	1,350,533
Hermes International (a)	3,170	695,925
L’Oreal SA	8,728	1,018,121
Lagardere SCA	5,955	254,579
LVMH Moet Hennessy Louis Vuitton SA	7,106	1,126,397
Neopost SA (a)	2,983	261,653
Pernod — Ricard SA (a)	6,104	570,838
Peugeot SA (b)	13,701	542,073
PPR	4,524	694,324
Publicis Groupe SA	7,826	439,515
Renault SA (b)	13,934	771,373
Sanofi-Aventis SA	30,393	2,133,892
Schneider Electric SA	7,980	1,365,725
Societe Generale	18,349	1,193,891
Sodexo	4,642	339,452
Technip SA	4,831	515,889
Total SA	63,201	3,852,571
Unibail-Rodamco SE	2,133	462,668
Vallourec SA	3,155	354,420
Veolia Environnement (a)	10,909	339,652
Vinci SA	15,600	976,173
Vivendi SA	37,931	1,084,632

		31,673,897

GERMANY — 5.7%
Adidas AG	10,268	647,768
Allianz SE	13,751	1,932,476
BASF SE	28,138	2,436,967
Bayer AG	22,541	1,747,821
Commerzbank AG (b)	55,857	435,887
Daimler AG (b)	27,993	1,980,284
Deutsche Bank AG	24,791	1,459,480
Deutsche Boerse AG	7,934	602,927
Deutsche Lufthansa AG (b)	12,225	259,447
Deutsche Post AG	32,651	589,382
Deutsche Telekom AG	92,754	1,430,788
E.ON AG	55,523	1,697,982
Fresenius Medical Care AG & Co. KGaA	9,180	617,366
Linde AG	4,313	682,138
MAN SE	4,768	595,432

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

Merck KGaA (a)	3,372	$304,722
Metro AG	6,021	411,968
Muenchener Rueckversicherungs- Gesellschaft AG	7,046	1,109,887
RWE AG	15,165	967,246
Salzgitter AG	2,000	158,088
SAP AG	28,502	1,747,318
Siemens AG	25,214	3,460,398
ThyssenKrupp AG	11,972	489,806
TUI AG (a)(b)	33,141	396,607
Volkswagen AG (a)	3,916	601,844

		26,764,029

GREECE — 0.1%
Hellenic Telecommunications Organization SA ADR (a)	39,513	216,136
National Bank of Greece SA ADR (b)	190,413	337,031

		553,167

HONG KONG — 3.4%
Bank of East Asia, Ltd.	211,214	897,460
Cheung Kong Holdings, Ltd.	66,000	1,075,930
China Merchants Holdings International Co., Ltd.	136,178	575,126
China Mobile, Ltd.	199,000	1,833,117
China Overseas Land & Investment, Ltd.	134,000	272,541
China Resources Enterprise, Ltd.	134,000	544,393
Citic Pacific, Ltd.	134,000	372,117
CNOOC, Ltd.	596,217	1,502,385
COSCO Pacific, Ltd.	260,594	493,166
Esprit Holdings, Ltd.	54,504	250,160
Hang Lung Properties, Ltd.	134,000	586,601
Henderson Land Development Co., Ltd.	65,332	452,726
Hong Kong & China Gas Co., Ltd.	335,562	805,018
Hong Kong Exchanges and Clearing, Ltd. (a)	54,000	1,173,279
Hutchison Whampoa, Ltd.	66,000	781,492
Li & Fung, Ltd.	134,000	686,521
Mongolia Energy Co., Ltd. (b)	395,000	79,729
New World Development Co., Ltd.	407,451	719,752
Shangri-La Asia, Ltd.	144,333	372,978
Sun Hung Kai Properties, Ltd.	66,440	1,052,353
Swire Pacific, Ltd.	66,000	967,319
The Link REIT	162,856	509,828

		16,003,991

HUNGARY — 0.3%
MOL Hungarian Oil and Gas NyRt (a)(b)	4,107	526,120
Richter Gedeon NyRt	3,972	827,427

		1,353,547

INDIA — 2.2%
Dr. Reddy’s Laboratories, Ltd. ADR	25,634	956,148
HDFC Bank, Ltd. ADR	9,369	1,592,168
ICICI Bank, Ltd. ADR	30,538	1,521,708
Infosys Technologies, Ltd. ADR	22,931	1,644,153
Reliance Industries, Ltd. GDR (d)	39,733	1,884,139
Tata Motors, Ltd. ADR	89,759	2,494,403

		10,092,719

INDONESIA — 0.7%
Astra International Tbk PT	266,000	1,741,258
Bank Rakyat Indonesia Persero Tbk PT	1,825,100	1,205,205
Telekomunikasi Indonesia Tbk PT	367,000	309,785

		3,256,248

IRELAND — 0.1%
CRH PLC	7,231	166,031
Elan Corp. PLC (b)	34,825	239,935

		405,966

ISRAEL — 0.6%
Bank Hapoalim BM (b)	129,585	675,291
Bank Leumi Le-Israel BM	118,316	607,028
Teva Pharmaceutical Industries, Ltd. ADR	30,693	1,539,868

		2,822,187

ITALY — 2.0%
Assicurazioni Generali SpA	30,974	671,635
Atlantia SpA	20,302	465,867
Banca Monte dei Paschi di Siena SpA (a)(b)	195,866	244,738
Enel SpA	181,642	1,146,553
ENI SpA	74,067	1,821,530
Fiat Industrial SpA (b)	47,248	679,213
Fiat SpA (a)	47,998	435,248
Finmeccanica SpA	14,701	185,256
Intesa Sanpaolo SpA	248,255	735,599
Mediaset SpA (a)	37,527	238,793
Mediobanca SpA	21,198	217,193
Pirelli & C. SpA (a)	79,275	697,495
Saipem SpA	13,371	711,744
Telecom Italia SpA	436,586	672,222
UBI Banca ScpA (a)	31,197	266,958
UniCredit SpA	160,575	397,409

		9,587,453

JAPAN — 13.9%
Aeon Co., Ltd. (a)	19,600	227,973
Aisin Seiki Co., Ltd.	13,100	456,477
Asahi Breweries, Ltd. (a)	20,000	333,735
Asahi Glass Co., Ltd. (a)	67,000	845,584
Asahi Kasei Corp. (a)	67,000	453,511
Astellas Pharma, Inc. (a)	19,700	732,095
Bridgestone Corp. (a)	20,000	420,608
Canon, Inc.	26,500	1,157,457
Central Japan Railway Co. (a)	67	532,734
Chubu Electric Power Co., Inc. (a)	26,600	593,750
Credit Saison Co., Ltd. (a)	19,300	311,576
Daiichi Sankyo Co., Ltd. (a)	26,700	517,377
Daikin Industries, Ltd. (a)	19,700	592,093
Daiwa Securities Group, Inc. (a)	65,000	299,590
Denso Corp.	13,400	446,235
East Japan Railway Co. (a)	13,400	747,768
Eisai Co., Ltd. (a)	6,700	241,226
Electric Power Development Co., Ltd. (a)	6,700	207,111

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

Elpida Memory, Inc. (a)(b)	26,400	$341,149
FANUC Corp.	6,600	1,002,582
FUJIFILM Holdings Corp. (a)	19,700	612,297
Fujitsu, Ltd. (a)	67,000	379,947
Furukawa Electric Co., Ltd. (a)	67,000	271,622
Hankyu Hanshin Holdings, Inc. (a)	67,000	310,425
Hitachi, Ltd. (a)	133,000	694,848
Hokuhoku Financial Group, Inc. (a)	134,000	261,921
Honda Motor Co., Ltd. (a)	46,400	1,749,517
Hoya Corp. (a)	13,400	306,868
Inpex Corp. (a)	64	487,259
ITOCHU Corp. (a)	65,700	690,452
Japan Real Estate Investment Corp. (a)	67	636,209
Japan Retail Fund Investment Corp.	268	421,013
Japan Tobacco, Inc.	131	474,970
JFE Holdings, Inc. (a)	19,700	578,545
JS Group Corp. (a)	13,100	341,409
JSR Corp. (a)	13,400	269,843
JX Holdings, Inc.	118,508	800,730
Kajima Corp. (a)	67,000	188,357
Kamigumi Co., Ltd.	68,000	583,349
KDDI Corp. (a)	67	416,325
Keikyu Corp. (a)	66,423	480,060
Kintetsu Corp. (a)	133,000	428,463
Kobe Steel, Ltd. (a)	134,000	349,228
Komatsu, Ltd.	33,000	1,124,819
Konica Minolta Holdings, Inc. (a)	33,500	281,727
Kubota Corp. (a)	66,000	624,324
Kyocera Corp. (a)	6,700	681,479
Makita Corp. (a)	6,500	303,511
Marubeni Corp.	65,000	469,776
Marui Group Co., Ltd. (a)	40,100	259,818
Mitsubishi Chemical Holdings Corp. (a)	67,000	422,792
Mitsubishi Corp. (a)	46,300	1,289,897
Mitsubishi Electric Corp.	67,000	793,846
Mitsubishi Estate Co., Ltd.	66,618	1,130,931
Mitsubishi Heavy Industries, Ltd. (a)	133,000	613,007
Mitsubishi UFJ Financial Group, Inc. (a)	266,200	1,233,359
Mitsui & Co., Ltd. (a)	66,100	1,189,130
Mitsui Chemicals, Inc. (a)	67,000	237,669
Mitsui Mining & Smelting Co., Ltd. (a)	130,000	453,306
Mizuho Financial Group, Inc. (a)	364,200	606,414
MS&AD Insurance Group Holdings, Inc. (a)	20,300	463,902
Murata Manufacturing Co., Ltd. (a)	6,700	484,230
NEC Corp. (a)(b)	61,000	133,217
Nidec Corp. (a)	6,700	582,046
Nippon Steel Corp. (a)	197,000	632,263
Nippon Telegraph & Telephone Corp.	13,300	599,366
Nippon Yusen KK (a)	67,000	262,729
Nissan Motor Co., Ltd. (a)	66,800	594,817
Nitto Denko Corp.	13,300	707,686
NKSJ Holdings, Inc. (a)	63,938	418,899
Nomura Holdings, Inc. (a)	72,900	382,619
NTT Data Corp. (a)	67	207,839
NTT DoCoMo, Inc. (a)	528	931,390
Obayashi Corp. (a)	67,000	299,107
ORIX Corp. (a)	7,230	679,557
Osaka Gas Co., Ltd. (a)	133,000	532,770
Panasonic Corp. (a)	66,600	850,179
Resona Holdings, Inc. (a)	20,000	95,560
Rohm Co., Ltd. (a)	6,500	408,603
Secom Co., Ltd. (a)	6,700	312,446
Seven & I Holdings Co., Ltd.	26,900	688,728
Sharp Corp. (a)	67,000	666,928
Shin-Etsu Chemical Co., Ltd. (a)	13,300	663,556
Softbank Corp. (a)	26,300	1,053,523
Sony Corp.	33,100	1,063,929
Sumitomo Chemical Co., Ltd. (a)	67,000	335,485
Sumitomo Corp. (a)	33,400	479,158
Sumitomo Electric Industries, Ltd. (a)	26,700	370,797
Sumitomo Metal Industries, Ltd. (a)	134,000	300,724
Sumitomo Mitsui Financial Group, Inc. (a)	20,000	624,035
T&D Holdings, Inc. (a)	6,550	162,011
Takeda Pharmaceutical Co., Ltd. (a)	26,500	1,240,589
TDK Corp. (a)	6,700	397,327
Teijin, Ltd. (a)	133,000	596,959
Terumo Corp. (a)	13,300	703,674
The 77 Bank, Ltd.	131,697	664,205
The Bank of Yokohama, Ltd. (a)	67,000	319,317
The Chiba Bank, Ltd. (a)	64,000	359,846
The Joyo Bank, Ltd.	67,000	264,346
The Kansai Electric Power Co., Inc. (a)	32,900	718,894
The Shizuoka Bank, Ltd. (a)	67,000	556,178
The Sumitomo Trust & Banking Co., Ltd. (e)	67,000	355,331
The Tokyo Electric Power Co., Inc. (a)	46,600	262,013
Tokio Marine Holdings, Inc. (a)	20,000	536,679
Tokyo Electron, Ltd. (a)	6,700	370,650
Tokyo Gas Co., Ltd. (a)	133,000	609,797
Tokyu Corp. (a)	67,000	278,897
Toppan Printing Co., Ltd. (a)	67,000	530,309
Toray Industries, Inc. (a)	67,000	489,081
Toshiba Corp.	67,000	329,018
Toyota Motor Corp.	79,800	3,225,507
Toyota Tsusho Corp. (a)	19,400	321,149
West Japan Railway Co.	133	515,118
Yahoo! Japan Corp. (a)	868	311,676
Yamada Denki Co., Ltd. (a)	3,930	266,015
Yamaha Corp.	25,800	293,550
Yamaha Motor Co., Ltd. (a)(b)	26,700	467,765

		64,882,082

LUXEMBOURG — 0.2%
APERAM (a)	1,028	41,358
ArcelorMittal	21,865	792,006

		833,364

MEXICO — 1.0%
America Movil SAB de CV	601,869	1,748,401
Cemex SAB de CV (b)	445,920	398,462
Fomento Economico Mexicano SAB de CV	62,314	365,649

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

Grupo Financiero Banorte SAB de CV	138,901	$653,254
Grupo Modelo SAB de CV	79,230	475,756
Grupo Televisa SA de CV (Series CPO) (b)	122,819	603,819
Telefonos de Mexico SA de CV	465,943	427,311

		4,672,652

NETHERLANDS — 3.2%
Aegon NV (b)	18,618	139,608
Akzo Nobel NV	10,135	697,267
ASML Holding NV (b)	15,991	705,747
European Aeronautic Defence and Space Co. NV (b)	15,676	456,929
Heineken NV	8,463	463,039
ING Groep NV (b)	81,843	1,037,277
James Hardie Industries SE (b)	82,192	518,493
Koninklijke (Royal) KPN NV	63,770	1,087,762
Koninklijke Ahold NV	43,432	583,554
Koninklijke DSM NV	8,753	538,529
Koninklijke Philips Electronics NV (b)	38,618	1,236,077
Reed Elsevier NV	32,672	420,993
Royal Dutch Shell PLC (Class A)	114,146	4,142,447
SBM Offshore NV	13,373	388,662
TNT NV	17,334	445,236
Unilever NV (a)	55,259	1,734,999
Wolters Kluwer NV	15,474	362,326

		14,958,945

NORWAY — 0.8%
DnB NOR ASA	87,336	1,339,623
Norsk Hydro ASA	80,975	663,990
StatoilHydro ASA	31,115	862,282
Telenor ASA	25,832	424,949
Yara International ASA	6,621	335,374

		3,626,218

POLAND — 0.1%
Telekomunikacja Polska SA GDR (a)	87,849	544,497

PORTUGAL — 0.2%
Banco Comercial Portugues SA (a)	270,187	220,851
Portugal Telecom SGPS SA	49,963	577,430

		798,281

RUSSIA — 1.4%
Gazprom OAO ADR	79,159	2,562,377
Lukoil OAO ADR	19,772	1,411,523
Mechel OAO ADR	31,948	983,679
Mobile TeleSystems ADR	31,164	661,612
Tatneft ADR	25,814	1,140,720

		6,759,911

SINGAPORE — 1.2%
CapitaLand, Ltd.	133,000	348,195
DBS Group Holdings, Ltd.	65,468	760,374
Fraser and Neave, Ltd.	131,000	624,601
Singapore Exchange, Ltd. (a)	133,000	828,283
Singapore Press Holdings, Ltd. (a)	200,000	625,149
Singapore Telecommunications, Ltd.	533,000	1,277,001
United Overseas Bank, Ltd.	66,178	987,026

		5,450,629

SOUTH AFRICA — 1.5%
Anglo Platinum, Ltd. (a)	5,262	542,591
AngloGold Ashanti, Ltd.	13,870	665,855
Discovery Holdings, Ltd.	1	6
FirstRand, Ltd.	130,374	387,682
Gold Fields, Ltd.	31,570	553,221
Harmony Gold Mining Co., Ltd.	27,555	404,757
Impala Platinum Holdings, Ltd.	20,026	579,912
MTN Group, Ltd.	47,379	957,260
Naspers, Ltd.	13,708	738,183
Sanlam, Ltd.	128,217	523,532
Sasol, Ltd.	20,067	1,162,229
Standard Bank Group, Ltd.	41,853	643,945
Telkom SA, Ltd.	21,771	119,170

		7,278,343

SOUTH KOREA — 3.9%
Hana Financial Group, Inc.	21,500	930,010
Hyundai Development Co.	10,010	290,641
Hyundai Heavy Industries	2,039	962,853
Hyundai Mobis	5,333	1,592,194
Hyundai Motor Co.	4,488	830,543
KB Financial Group, Inc.	14,419	755,816
Kia Motors Corp.	45,383	2,854,667
Korea Electric Power Corp. ADR	18,799	230,100
KT Corp. ADR	13,518	264,007
KT&G Corp.	4,978	259,122
LG Electronics, Inc.	4,978	476,494
NHN Corp. (b)	1,750	305,506
POSCO ADR	9,778	1,117,528
Samsung C&T Corp.	8,983	587,975
Samsung Electronics Co., Ltd. GDR	6,628	2,824,191
Samsung Fire & Marine Insurance Co., Ltd. (b)	1,837	406,101
Samsung Heavy Industries Co., Ltd.	14,140	514,322
Samsung Securities Co., Ltd. (b)	5,819	427,560
Shinhan Financial Group Co., Ltd.	11,250	511,247
Shinsegae Co., Ltd.	958	227,939
SK Holdings Co., Ltd.	3,915	588,883
SK Innovation Co., Ltd.	4,485	862,697
SK Telecom Co., Ltd. ADR	15,558	292,646

		18,113,042

SPAIN — 2.9%
Abertis Infraestructuras SA	23,157	503,776
Acciona SA	2,591	281,944
Acerinox SA (a)	23,125	456,972
ACS, Actividades de Construccion y Servicios SA (a)	11,325	531,639
Banco Bilbao Vizcaya Argentaria SA (a)	77,220	938,139
Banco Popular Espanol SA (a)	63,289	372,546
Banco Santander SA	203,555	2,366,381
Ferrovial SA	35,649	447,717
Gas Natural SDG SA	20,850	392,192
Iberdrola SA	120,213	1,046,766
Indra Sistemas SA (a)	28,304	568,352
Industria de Diseno Textil SA	10,344	831,135
Mapfre SA	74,109	279,642
Repsol YPF SA	29,521	1,012,769

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

Telefonica SA	133,762	$3,353,200

		13,383,170

SWEDEN — 2.4%
Assa Abloy AB (Class B)	17,437	501,683
Atlas Copco AB (Class B)	40,111	970,284
Hennes & Mauritz AB (Class B)	29,017	964,105
Husqvarna AB (Class B)	80,878	693,599
Nordea Bank AB (a)	103,212	1,130,548
Sandvik AB	35,928	678,306
Securitas AB (Class B)	21,670	258,148
Skandinaviska Enskilda Banken AB (Class A) (a)	103,834	926,678
Skanska AB (Class B)	21,601	455,071
SKF AB (Class B)	20,998	611,793
Svenska Handelsbanken AB (Class A) (a)	18,456	605,604
Tele2 AB (Class B)	26,909	621,922
Telefonaktiebolaget LM Ericsson (Class B)	95,076	1,226,806
TeliaSonera AB	63,774	551,467
Volvo AB (Class A) (b)	58,325	1,022,564

		11,218,578

SWITZERLAND — 5.8%
ABB, Ltd. (b)	65,765	1,585,808
Adecco SA	5,378	355,065
Credit Suisse Group AG	28,449	1,213,712
Geberit AG	1,997	436,574
Givaudan SA (b)	527	531,983
Holcim, Ltd.	8,410	636,139
Kuehne & Nagel International AG	6,556	920,857
Logitech International SA (a)(b)	24,172	437,017
Nestle SA	118,827	6,838,544
Novartis AG	62,278	3,391,474
Roche Holding AG	21,395	3,068,289
SGS SA	275	491,474
Swiss Reinsurance Co., Ltd.	9,080	521,565
Syngenta AG	3,637	1,186,691
The Swatch Group AG	2,162	959,707
UBS AG (b)	92,933	1,674,084
Wolseley PLC (b)	16,653	560,305
Xstrata PLC	45,943	1,072,998
Zurich Financial Services AG	4,315	1,212,643

		27,094,929

TAIWAN — 1.8%
AU Optronics Corp. ADR (a)(b)	88,600	777,908
Hon Hai Precision Industry Co., Ltd. GDR	441,585	3,144,085
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	275,789	3,359,110
United Microelectronics Corp. ADR (a)	478,739	1,306,958

		8,588,061

THAILAND — 0.6%
Bangkok Bank PCL	398,776	2,287,572
PTT PCL	54,577	638,792

		2,926,364

TURKEY — 0.2%
Akbank TAS	149,278	725,190
Turkiye Is Bankasi	109,979	351,910

		1,077,100

UNITED KINGDOM — 13.6%
3i Group PLC	78,344	375,363
Anglo American PLC	42,979	2,209,404
AstraZeneca PLC	43,513	1,996,918
BAE Systems PLC	102,395	533,271
Barclays PLC	311,805	1,387,216
BG Group PLC	105,357	2,619,359
BHP Billiton PLC	51,981	2,049,744
BP PLC	590,525	4,297,481
British American Tobacco PLC	57,931	2,323,369
British Land Co. PLC (a)	71,668	634,713
British Sky Broadcasting Group PLC	43,028	569,016
BT Group PLC	103,708	308,539
Burberry Group PLC	53,454	1,005,931
Capita Group PLC	27,977	333,204
Centrica PLC	201,171	1,048,985
Cobham PLC	92,933	342,922
Compass Group PLC	80,472	723,003
Diageo PLC	82,564	1,568,299
Experian PLC	47,049	582,220
FirstGroup PLC	58,132	304,055
G4S PLC	69,760	285,593
GlaxoSmithKline PLC	151,952	2,897,281
Hammerson PLC	59,586	426,849
HSBC Holdings PLC	510,130	5,241,538
ICAP PLC	72,722	615,488
Imperial Tobacco Group PLC	30,851	952,951
Inchcape PLC (b)	43	239
Intercontinental Hotels Group PLC	32,518	666,154
International Power PLC	54,620	269,663
J Sainsbury PLC	63,536	341,486
Land Securities Group PLC	33,694	396,162
Lloyds Banking Group PLC (b)	314,812	293,138
Marks & Spencer Group PLC	55,926	301,840
National Grid PLC	135,417	1,289,376
Next PLC	11,194	355,280
Old Mutual PLC	399,619	871,174
Pearson PLC	30,063	530,566
Prudential PLC	41,161	466,142
Reckitt Benckiser Group PLC	21,621	1,109,729
Reed Elsevier PLC	43,772	378,887
Rio Tinto PLC	39,394	2,765,189
Rolls-Royce Group PLC (b)	61,669	611,896
Royal Bank of Scotland Group PLC (b)	735,464	480,878
Royal Dutch Shell PLC (Class B)	81,312	2,945,662
RSA Insurance Group PLC	111,620	235,281
SABMiller PLC	28,041	992,234
Scottish & Southern Energy PLC	34,246	692,221
Severn Trent PLC	19,392	454,143
Smith & Nephew PLC	41,698	469,884
Smiths Group PLC	16,892	351,189
Standard Chartered PLC	38,945	1,009,442
Standard Life PLC	104,466	346,294
Tesco PLC	240,706	1,470,049

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

The Sage Group PLC	63,605	$283,538
Tullow Oil PLC	6,586	152,866
Unilever PLC	42,154	1,283,844
United Utilities Group PLC	29,303	277,835
Vodafone Group PLC	1,624,198	4,595,190
Whitbread PLC	24,161	639,026
WPP PLC	41,962	516,916

		63,476,125

TOTAL COMMON STOCKS —
(Cost $456,948,990)		466,045,699

RIGHTS — 0.0% (f)
SWEDEN — 0.0% (f)
TeliaSonera AB (expired 3/25/11) (b) (Cost $571)	10,000	814

WARRANTS — 0.0% (f)
HONG KONG — 0.0% (f)
Henderson Land Development Co., Ltd. (expiring 6/1/11) (b)	800	47

ITALY — 0.0% (f)
UBI Banca ScpA (expiring 6/30/11) (b)	21,885	28

TOTAL WARRANTS —
(Cost $0)		75

SHORT TERM INVESTMENTS — 10.7%
UNITED STATES — 10.7%
MONEY MARKET FUNDS — 10.7%
State Street Navigator Securities Lending Prime Portfolio (g)(h)	50,052,612	50,052,612
State Street Institutional Liquid Reserves Fund 0.19% (h)(i)	117,526	117,526

TOTAL SHORT TERM INVESTMENTS —
(Cost $50,170,138)		50,170,138

TOTAL INVESTMENTS — 110.3%
(Cost $507,119,699)		516,216,726
OTHER ASSETS & LIABILITIES — (10.3)%		(48,103,862)

NET ASSETS — 100.0%		$468,112,864

(a)	Security, or portion thereof, was on loan at March 31, 2011.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Securiy purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.4% of net assets as of March 31, 2011, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs. (Note 2)
(f)	Amount shown represents less than 0.05% of net assets.
(g)	Investments of cash collateral for securities loaned.
(h)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(i)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.7%
AIR FREIGHT & LOGISTICS — 0.4%
Yamato Holdings Co., Ltd. (a)	3,780	$58,834

AIRLINES — 0.2%
All Nippon Airways Co., Ltd.	10,000	29,923

AUTO COMPONENTS — 2.7%
Aisin Seiki Co., Ltd. (a)	1,168	40,699
Bridgestone Corp. (a)	3,803	79,979
Denso Corp. (a)	2,647	88,148
FCC Co., Ltd. (a)	984	23,745
Futaba Industrial Co., Ltd. (b)	408	2,309
Keihin Corp. (a)	556	10,593
NGK Spark Plug Co., Ltd.	2,160	29,606
NHK Spring Co., Ltd.	340	3,380
Nifco, Inc. (a)	1,028	24,708
Nissin Kogyo Co., Ltd.	616	10,643
NOK Corp.	1,016	18,069
Showa Corp. (b)	2,012	14,930
Stanley Electric Co., Ltd. (a)	644	10,684
Sumitomo Rubber Industries, Inc. (a)	1,808	18,542
Tokai Rika Co., Ltd.	20	342
Toyo Tire & Rubber Co., Ltd.	3,851	9,479
Toyota Industries Corp.	1,172	35,579

		421,435

AUTOMOBILES — 7.5%
Daihatsu Motor Co., Ltd.	464	6,785
Fuji Heavy Industries, Ltd. (a)	4,347	28,113
Honda Motor Co., Ltd.	9,574	360,989
Isuzu Motors, Ltd. (a)	9,651	38,310
Mazda Motor Corp. (a)	6,123	13,520
Mitsubishi Motors Corp. (a)(b)	26,173	32,211
Nissan Motor Co., Ltd. (a)	11,762	104,734
Suzuki Motor Corp. (a)	2,192	49,167
Toyota Motor Corp. (a)	12,977	524,529
Yamaha Motor Co., Ltd. (a)(b)	1,216	21,303

		1,179,661

BEVERAGES — 1.0%
Asahi Breweries, Ltd. (a)	2,584	43,119
Ito En, Ltd. (a)	1,556	27,204
Kirin Holdings Co., Ltd.	6,207	81,856
Takara Holdings, Inc.	2,479	12,293

		164,472

BUILDING PRODUCTS — 1.5%
Aica Kogyo Co., Ltd. (a)	2,184	28,723
Asahi Glass Co., Ltd. (a)	6,299	79,498
Daikin Industries, Ltd. (a)	1,432	43,039
JS Group Corp. (a)	1,772	46,181
TOTO, Ltd.	4,444	35,872

		233,313

CAPITAL MARKETS — 1.3%
Daiwa Securities Group, Inc. (a)	8,482	39,094
Jafco Co., Ltd.	212	5,474
Mizuko Securities Co., Ltd. (a)	5,587	14,898
Nomura Holdings, Inc. (a)	21,176	111,143
Okasan Securities Group, Inc.	2,107	8,033
SBI Holdings, Inc. (a)	158	19,960
Tokai Tokyo Financial Holdings, Inc.	3,967	13,594

		212,196

CHEMICALS — 4.6%
Asahi Kasei Corp. (a)	5,859	39,659
Daicel Chemical Industries, Ltd.	2,055	12,720
DIC Corp. (a)	6,391	14,882
Hitachi Chemical Co., Ltd. (a)	976	19,913
JSR Corp. (a)	1,360	27,387
Kaneka Corp.	2,224	15,537
Kansai Paint Co., Ltd.	2,092	18,199
Kuraray Co., Ltd. (a)	2,971	38,428
Mitsubishi Chemical Holdings Corp. (a)	6,123	38,638
Mitsubishi Gas Chemical Co., Inc.	2,268	16,337
Mitsui Chemicals, Inc. (a)	5,843	20,727
Nissan Chemical Industries, Ltd. (a)	2,816	29,220
Nitto Denko Corp.	784	41,716
Shin-Etsu Chemical Co., Ltd. (a)	2,420	120,737
Showa Denko K.K. (a)	7,723	15,562
Sumitomo Chemical Co., Ltd. (a)	9,674	48,440
Taiyo Nippon Sanso Corp. (a)	4,180	34,951
Teijin, Ltd. (a)	6,367	28,578
Tokai Carbon Co., Ltd.	1,828	9,131
Toray Industries, Inc. (a)	7,758	56,631
Tosoh Corp. (a)	5,599	20,199
Ube Industries, Ltd. (a)	9,543	30,513
Zeon Corp.	2,132	19,730

		717,835

COMMERCIAL BANKS — 8.6%
Chuo Mitsui Trust Holdings, Inc. (a)	5,981	21,289
Fukuoka Financial Group, Inc. (a)	6,000	25,048
Hokuhoku Financial Group, Inc. (a)	9,658	18,878
Mitsubishi UFJ Financial Group, Inc. (a)	82,100	380,386
Mizuho Financial Group, Inc. (a)	109,500	182,324
Mizuho Trust & Banking Co., Ltd. (a)	10,370	9,384
Resona Holdings, Inc.	3,200	15,290
Shinsei Bank, Ltd.	9,726	11,500
Sumitomo Mitsui Financial Group, Inc. (a)	8,000	249,614
Suruga Bank, Ltd.	496	4,417
The 77 Bank, Ltd.	3,803	19,180
The Awa Bank, Ltd. (a)	3,731	22,733
The Bank of Kyoto, Ltd.	1,916	17,015
The Bank of Yokohama, Ltd. (a)	7,947	37,875
The Chiba Bank, Ltd. (a)	6,063	34,090
The Chugoku Bank, Ltd.	1,504	17,130
The Hachijuni Bank, Ltd. (a)	5,719	33,053
The Hiroshima Bank, Ltd. (a)	5,811	25,311
The Hyakugo Bank, Ltd.	4,147	18,713
The Iyo Bank, Ltd. (a)	4,180	34,951
The Joyo Bank, Ltd.	4,155	16,393
The Juroku Bank, Ltd.	5,883	19,378
The Musashino Bank, Ltd.	420	13,662
The Nanto Bank, Ltd.	2,391	11,684
The Nishi-Nippon City Bank, Ltd. (a)	7,799	22,490
The Shizuoka Bank, Ltd. (a)	2,363	19,616
The Sumitomo Trust & Banking Co., Ltd. (a)(c)	9,634	51,093

See accompanying notes to financial statements.

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

Yamaguchi Financial Group, Inc.	2,076	$19,287

		1,351,784

COMMERCIAL SERVICES & SUPPLIES — 1.1%
Aeon Delight Co., Ltd.	200	3,354
Dai Nippon Printing Co., Ltd.	3,739	45,700
Daiseki Co., Ltd.	400	7,838
Nissha Printing Co., Ltd.	236	5,111
Park24 Co., Ltd. (a)	1,000	9,725
Secom Co., Ltd. (a)	1,368	63,795
Toppan Printing Co., Ltd. (a)	4,299	34,027

		169,550

COMMUNICATIONS EQUIPMENT — 0.0% (d)
Aiphone Co., Ltd.	200	3,361

COMPUTERS & PERIPHERALS — 1.4%
Fujitsu, Ltd. (a)	10,498	59,533
NEC Corp. (b)	11,918	26,027
Seiko Epson Corp. (a)	1,376	22,114
Toshiba Corp. (a)	23,633	116,055

		223,729

CONSTRUCTION & ENGINEERING — 1.2%
Chiyoda Corp.	1,688	15,519
COMSYS Holdings Corp. (a)	2,000	20,294
JGC Corp.	1,760	41,346
Kajima Corp. (a)	7,595	21,352
Maeda Corp. (a)	5,855	19,357
Obayashi Corp. (a)	5,679	25,353
Shimizu Corp. (a)	5,559	24,817
Taisei Corp. (a)	9,995	24,722

		192,760

CONSTRUCTION MATERIALS — 0.1%
Taiheiyo Cement Corp. (a)	9,607	16,228

CONSUMER FINANCE — 0.3%
Acom Co., Ltd. (b)	22	297
Aeon Credit Service Co., Ltd. (a)	1,040	14,368
Credit Saison Co., Ltd. (a)	1,364	22,020
Orient Corp. (b)	4,001	4,248
Promise Co., Ltd. (a)(b)	714	5,022

		45,955

CONTAINERS & PACKAGING — 0.1%
Toyo Seikan Kaisha, Ltd. (a)	1,048	17,248

DISTRIBUTORS — 0.1%
Canon Marketing Japan, Inc.	992	12,364

DIVERSIFIED CONSUMER SERVICES — 0.2%
Benesse Holdings, Inc. (a)	628	25,800

DIVERSIFIED FINANCIAL SERVICES — 0.4%
ORIX Corp. (a)	616	57,899

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.5%
Nippon Telegraph & Telephone Corp.	5,200	234,339

ELECTRIC UTILITIES — 3.0%
Chubu Electric Power Co., Inc. (a)	3,963	88,460
Hokkaido Electric Power Co., Inc. (a)	1,228	23,899
Hokuriku Electric Power Co. (a)	1,412	32,097
Kyushu Electric Power Co., Inc. (a)	2,376	46,585
Shikoku Electric Power Co., Inc. (a)	1,572	42,923
The Chugoku Electric Power Co., Inc. (a)	1,648	30,582
The Kansai Electric Power Co., Inc. (a)	4,811	105,124
The Okinawa Electric Power Co., Inc.	36	1,651
The Tokyo Electric Power Co., Inc. (a)	8,567	48,169
Tohoku Electric Power Co., Inc. (a)	2,843	48,195

		467,685

ELECTRICAL EQUIPMENT — 2.1%
Fuji Electric Holdings Co., Ltd. (a)	6,099	19,354
Fujikura, Ltd. (a)	4,107	20,020
Furukawa Electric Co., Ltd. (a)	3,899	15,807
Mitsubishi Electric Corp. (a)	11,974	141,873
Nidec Corp. (a)	764	66,371
Sumitomo Electric Industries, Ltd. (a)	3,787	52,592
Ushio, Inc. (a)	1,036	20,337

		336,354

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.7%
Alps Electric Co., Ltd. (a)	1,768	17,044
Citizen Holdings Co., Ltd.	3,003	17,356
FUJIFILM Holdings Corp. (a)	2,827	87,866
Hamamatsu Photonics K.K. (a)	768	30,533
Hirose Electric Co., Ltd. (a)	408	44,108
Hitachi, Ltd. (a)	25,933	135,485
Horiba, Ltd.	404	11,869
Hoya Corp. (a)	2,632	60,274
Ibiden Co., Ltd. (a)	996	31,570
Keyence Corp. (a)	240	61,651
Kyocera Corp. (a)	992	100,900
Murata Manufacturing Co., Ltd.	1,228	88,752
Nippon Electric Glass Co., Ltd.	3,548	50,429
Oki Electric Industry Co., Ltd. (b)	12,166	9,688
Omron Corp. (a)	1,380	38,929
Shimadzu Corp.	2,312	20,615
TDK Corp. (a)	996	59,065
Yaskawa Electric Corp.	1,604	19,082
Yokogawa Electric Corp. (a)(b)	1,964	15,024

		900,240

FOOD & STAPLES RETAILING — 1.7%
Aeon Co., Ltd. (a)	4,403	51,213
Cawachi, Ltd.	448	8,595
FamilyMart Co., Ltd. (a)	952	35,895
Izumiya Co., Ltd.	3,740	16,696
Lawson, Inc. (a)	400	19,353
Seven & I Holdings Co., Ltd.	4,439	113,653
UNY Co., Ltd.	2,000	18,629

		264,034

FOOD PRODUCTS — 0.9%
Ajinomoto Co., Inc. (a)	4,003	41,875
Hokuto Corp. (a)	400	9,044
Kikkoman Corp.	2,256	21,341
MEIJI Holdings Co., Ltd.	400	16,144
Nissin Foods Holding Co., Ltd. (a)	640	22,641
Sakata Seed Corp. (a)	1,584	23,355
Yakult Honsha Co., Ltd. (a)	564	14,467

		148,867

See accompanying notes to financial statements.

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

GAS UTILITIES — 0.9%
Osaka Gas Co., Ltd. (a)	12,150	$48,670
Saibu Gas Co., Ltd.	10,273	25,658
Tokyo Gas Co., Ltd. (a)	13,873	63,607

		137,935

HEALTH CARE EQUIPMENT & SUPPLIES — 0.7%
Nakanishi, Inc.	200	20,150
Olympus Corp. (a)	1,042	29,092
Sysmex Corp. (a)	400	14,199
Terumo Corp. (a)	956	50,580

		114,021

HEALTH CARE PROVIDERS & SERVICES — 0.3%
Medipal Holdings Corp. (a)	1,192	10,586
Miraca Holdings, Inc. (a)	636	24,441
Suzuken Co., Ltd. (a)	632	16,730

		51,757

HOTELS, RESTAURANTS & LEISURE — 0.2%
Oriental Land Co., Ltd. (a)	404	32,221
Round One Corp.	800	3,764

		35,985

HOUSEHOLD DURABLES — 3.4%
Casio Computer Co., Ltd. (a)	2,248	17,847
Funai Electric Co., Ltd. (a)	395	11,810
Haseko Corp. (a)(b)	9,139	7,057
Panasonic Corp. (a)	11,781	150,390
Pioneer Corp. (a)(b)	2,360	9,852
Sangetsu Co., Ltd.	176	4,096
Sekisui Chemical Co., Ltd. (a)	2,079	16,330
Sekisui House, Ltd.	3,679	34,624
Sharp Corp. (a)	5,519	54,937
Sony Corp.	6,811	218,925
Sumitomo Forestry Co., Ltd. (a)	1,368	12,479

		538,347

HOUSEHOLD PRODUCTS — 0.1%
Unicharm Corp. (a)	632	23,067

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.2%
Electric Power Development Co., Ltd. (a)	840	25,966

INDUSTRIAL CONGLOMERATES — 0.4%
Hankyu Hanshin Holdings, Inc. (a)	8,486	39,317
Keihan Electric Railway Co., Ltd.	5,747	24,200

		63,517

INSURANCE — 2.5%
MS&AD Insurance Group Holdings, Inc. (a)	3,636	83,091
NKSJ Holdings, Inc. (a)	8,000	52,413
Sony Financial Holdings, Inc. (a)	1,600	31,853
T&D Holdings, Inc. (a)	2,110	52,190
The Dai-ichi Life Insurance Co., Ltd. (a)	42	63,598
Tokio Marine Holdings, Inc. (a)	3,847	103,231

		386,376

INTERNET & CATALOG RETAIL — 0.5%
DeNA Co., Ltd. (a)	800	29,006
Rakuten, Inc. (a)	50	45,125

		74,131

INTERNET SOFTWARE & SERVICES — 0.2%
Yahoo! Japan Corp. (a)	104	37,344

IT SERVICES — 0.6%
CSK Corp. (a)(b)	756	2,308
IT Holdings Corp. (a)	832	8,733
Itochu Techno-Solutions Corp.	608	19,756
NET One Systems Co., Ltd. (a)	14	21,047
Nomura Research Institute, Ltd. (a)	300	6,646
NTT Data Corp. (a)	8	24,816
Otsuka Corp.	12	775
TKC Corp.	400	8,171

		92,252

LEISURE EQUIPMENT & PRODUCTS — 1.1%
Namco Bandai Holdings, Inc. (a)	2,232	24,426
Nikon Corp. (a)	1,840	38,074
Roland Corp.	200	2,377
Sankyo Co., Ltd. (a)	640	32,934
Sega Sammy Holdings, Inc. (a)	2,031	35,435
Shimano, Inc. (a)	592	29,679
Yamaha Corp.	1,192	13,562

		176,487

MACHINERY — 6.3%
Amada Co., Ltd.	1,527	12,786
Amano Corp.	1,236	11,886
FANUC Corp.	1,180	179,250
Glory, Ltd.	1,044	23,064
IHI Corp. (a)	10,311	25,255
JTEKT Corp. (a)	1,408	18,381
Kawasaki Heavy Industries, Ltd. (a)	7,978	35,231
Komatsu, Ltd. (a)	5,439	185,391
Komori Corp.	788	7,368
Kubota Corp. (a)	3,663	34,650
Kurita Water Industries, Ltd. (a)	976	28,957
Makita Corp. (a)	976	45,573
Minebea Co., Ltd.	2,255	12,488
Mitsubishi Heavy Industries, Ltd. (a)	19,676	90,688
Mitsui Engineering & Shipbuilding Co., Ltd. (a)	7,567	18,169
Mori Seiki Co., Ltd. (a)	968	11,598
NGK Insulators, Ltd. (a)	2,320	41,625
NSK, Ltd. (a)	2,463	21,308
NTN Corp.	2,495	12,011
OKUMA Corp.	1,648	13,541
OSG Corp. (a)	1,012	14,653
SMC Corp. (a)	420	69,375
Sumitomo Heavy Industries, Ltd.	3,795	24,864
The Japan Steel Works, Ltd.	1,708	13,416
THK Co., Ltd. (a)	1,000	25,241
Toshiba Machine Co., Ltd.	1,944	10,555

		987,324

MARINE — 0.5%
Kawasaki Kisen Kaisha, Ltd. (a)	5,759	21,332
Mitsui OSK Lines, Ltd. (a)	4,491	25,956

See accompanying notes to financial statements.

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

Nippon Yusen KK (a)	7,995	$31,351

		78,639

MEDIA — 0.4%
Dentsu, Inc. (a)	1,600	41,448
Jupiter Telecommunications Co.	8	7,886
Toho Co., Ltd. (a)	1,352	19,461

		68,795

METALS & MINING — 2.9%
Daido Steel Co., Ltd.	2,199	12,550
Dowa Holdings Co., Ltd.	1,767	11,044
JFE Holdings, Inc. (a)	3,047	89,484
Kobe Steel, Ltd. (a)	17,645	45,986
Mitsubishi Materials Corp. (a)	8,027	27,312
Mitsui Mining & Smelting Co., Ltd. (a)	5,839	20,360
Nippon Steel Corp. (a)	27,755	89,078
Nisshin Steel Co., Ltd. (a)	5,951	12,853
Sumitomo Metal Industries, Ltd. (a)	24,340	54,624
Sumitomo Metal Mining Co., Ltd. (a)	3,575	61,726
Tokyo Steel Manufacturing Co., Ltd. (a)	1,044	12,231
Yodogawa Steel Works, Ltd.	3,963	18,457

		455,705

MULTILINE RETAIL — 0.5%
Isetan Mitsukoshi Holdings, Ltd. (a)	2,441	22,060
J Front Retailing Co., Ltd.	3,778	15,772
Marui Group Co., Ltd. (a)	2,616	16,950
Ryohin Keikaku Co., Ltd.	236	9,724
Takashimaya Co., Ltd. (a)	2,332	14,941
The Daiei, Inc. (b)	1,402	5,396

		84,843

OFFICE ELECTRONICS — 2.7%
Brother Industries, Ltd. (a)	1,832	27,011
Canon, Inc.	7,558	330,115
Konica Minolta Holdings, Inc. (a)	4,075	34,270
Ricoh Co., Ltd. (a)	3,555	41,864

		433,260

OIL, GAS & CONSUMABLE FUELS — 1.4%
Cosmo Oil Co., Ltd. (a)	5,927	18,522
Inpex Corp. (a)	8	60,907
JX Holdings, Inc.	18,600	125,676
TonenGeneral Sekiyu K.K.	1,547	19,169

		224,274

PAPER & FOREST PRODUCTS — 0.3%
Nippon Paper Group, Inc. (a)	800	17,104
OJI Paper Co., Ltd. (a)	5,839	27,829

		44,933

PERSONAL PRODUCTS — 0.9%
Kao Corp. (a)	3,239	81,092
Mandom Corp. (a)	1,016	24,873
Shiseido Co., Ltd. (a)	1,832	31,830

		137,795

PHARMACEUTICALS — 4.5%
Astellas Pharma, Inc. (a)	2,771	102,976
Chugai Pharmaceutical Co., Ltd. (a)	1,616	27,921
Daiichi Sankyo Co., Ltd. (a)	4,051	78,498
Dainippon Sumitomo Pharma Co., Ltd. (a)	960	8,977
Eisai Co., Ltd. (a)	1,040	37,444
Hisamitsu Pharmaceutical Co., Inc. (a)	404	16,354
Kissei Pharmaceutical Co., Ltd.	1,000	18,822
Kyowa Hakko Kirin Co., Ltd.	1,833	17,251
Mitsubishi Tanabe Pharma Corp. (a)	2,000	32,577
Mochida Pharmaceutical Co., Ltd.	2,000	23,745
Nichi-iko Pharmaceutical Co., Ltd.	200	5,176
Ono Pharmaceutical Co., Ltd. (a)	432	21,318
Santen Pharmaceutical Co., Ltd. (a)	956	38,238
Seikagaku Corp.	800	10,039
Shionogi & Co., Ltd. (a)	1,996	34,174
Takeda Pharmaceutical Co., Ltd. (a)	4,955	231,967
Torii Pharmaceutical Co., Ltd.	200	3,999
Tsumura & Co.	100	3,149

		712,625

PROFESSIONAL SERVICES — 0.1%
Meitic Corp. (a)	812	16,303

REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.8%
Daikyo, Inc. (a)(b)	4,256	6,624
Daito Trust Construction Co., Ltd. (a)	764	52,820
Daiwa House Industry Co., Ltd. (a)	4,363	53,801
Heiwa Real Estate Co., Ltd. (a)	4,856	11,249
Leopalace21 Corp. (a)(b)	1,044	1,373
Mitsubishi Estate Co., Ltd.	8,111	137,695
Mitsui Fudosan Co., Ltd.	5,923	98,121
Sumitomo Realty & Development Co., Ltd.	1,843	37,002
Tokyo Tatemono Co., Ltd.	3,540	13,284
Tokyu Land Corp. (a)	5,664	24,739

		436,708

ROAD & RAIL — 3.3%
Central Japan Railway Co. (a)	10	79,512
East Japan Railway Co. (a)	2,400	133,929
Keikyu Corp. (a)	4,355	31,475
Keisei Electric Railway Co., Ltd. (a)	2,147	12,357
Kintetsu Corp. (a)	12,038	38,781
Nagoya Railroad Co., Ltd.	8,362	22,701
Nankai Electric Railway Co., Ltd.	6,111	24,479
Nippon Express Co., Ltd. (a)	7,555	29,079
Odakyu Electric Railway Co., Ltd. (a)	2,483	21,001
Sotetsu Holdings, Inc. (a)	8,254	23,005
Tobu Railway Co., Ltd. (a)	6,007	24,643
Tokyu Corp. (a)	6,391	26,603
West Japan Railway Co. (a)	14	54,223

		521,788

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.3%
Advantest Corp. (a)	1,216	21,978
Dainippon Screen Manufacturing Co., Ltd.	364	3,830
Disco Corp.	384	26,317
Elpida Memory, Inc. (a)(b)	1,576	20,365
Rohm Co., Ltd. (a)	576	36,208
Sanken Electric Co., Ltd.	2,404	14,213
Shinko Electric Industries Co., Ltd.	592	6,086

See accompanying notes to financial statements.

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

Sumco Corp. (a)(b)	1,046	$21,165
Tokyo Electron, Ltd. (a)	1,040	57,534

		207,696

SOFTWARE — 1.4%
Konami Corp. (a)	792	14,716
Nintendo Co., Ltd. (a)	648	175,682
NSD Co., Ltd. (a)	832	8,332
Square Enix Holdings Co., Ltd. (a)	796	13,869
Trend Micro, Inc. (a)	368	9,835

		222,434

SPECIALTY RETAIL — 1.3%
Aoyama Trading Co., Ltd. (a)	984	15,803
Autobacs Seven Co., Ltd.	180	6,863
Culture Convenience Club Co., Ltd. (a)	700	5,017
Fast Retailing Co., Ltd.	176	22,106
Hikari Tsushin, Inc.	184	3,610
Nitori Holding Co., Ltd.	210	18,522
Sanrio Co., Ltd. (a)	448	13,308
Shimachu Co., Ltd.	984	21,311
Shimamura Co., Ltd.	232	20,518
USS Co., Ltd. (a)	400	31,226
Yamada Denki Co., Ltd. (a)	600	40,613

		198,897

TEXTILES, APPAREL & LUXURY GOODS — 0.6%
Asics Corp.	2,064	27,693
Gunze, Ltd. (a)	4,223	15,388
Nisshinbo Holdings, Inc.	1,584	15,423
Onward Holdings Co., Ltd.	1,580	11,781
The Japan Wool Textile Co., Ltd.	2,031	17,203
Toyobo Co., Ltd. (a)	8,302	12,020

		99,508

TOBACCO — 0.7%
Japan Tobacco, Inc. (a)	30	108,772

TRADING COMPANIES & DISTRIBUTORS — 4.7%
Hanwa Co., Ltd. (a)	2,207	9,799
Inaba Denki Sangyo Co., Ltd.	956	27,222
ITOCHU Corp. (a)	8,566	90,021
Iwatani Corp. (a)	6,451	21,638
Marubeni Corp.	10,402	75,179
Mitsubishi Corp. (a)	7,607	211,928
Mitsui & Co., Ltd. (a)	10,002	179,935
Sojitz Corp.	8,428	16,880
Sumitomo Corp. (a)	6,375	91,456
Toyota Tsusho Corp. (a)	1,039	17,200

		741,258

TRANSPORTATION INFRASTRUCTURE — 0.3%
Kamigumi Co., Ltd.	2,395	20,546
Mitsubishi Logistics Corp.	2,216	24,866

		45,412

WIRELESS TELECOMMUNICATION SERVICES — 3.1%
KDDI Corp. (a)	22	136,704
NTT DoCoMo, Inc. (a)	98	172,871
Softbank Corp. (a)	4,415	176,856

		486,431

TOTAL COMMON STOCKS —
(Cost $17,747,551)		15,556,451

SHORT TERM INVESTMENTS — 28.1%
UNITED STATES — 28.1%
MONEY MARKET FUNDS — 28.1%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	4,374,249	4,374,249
State Street Institutional Liquid Reserves Fund 0.19% (f)(g)	50,523	50,523

TOTAL SHORT TERM INVESTMENTS —
(Cost $4,424,772)		4,424,772

TOTAL INVESTMENTS — 126.8%
(Cost $22,172,323)		19,981,223
OTHER ASSETS & LIABILITIES — (26.8)%		(4,219,037)

NET ASSETS — 100.0%		$15,762,186

(a)	Security, or portion thereof, was on loan at March 31, 2011.
(b)	Non-income producing security.
(c)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs. (Note 2)
(d)	Amount represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(g)	The rate shown is the annualized seven-day yield at period end.

See accompanying notes to financial statements.

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.3%
JAPAN — 98.3%
AIR FREIGHT & LOGISTICS — 0.3%
Kintetsu World Express, Inc.	11,700	$367,037

AUTO COMPONENTS — 5.3%
Ahresty Corp.	12,300	104,479
FCC Co., Ltd. (a)	16,913	408,132
Futaba Industrial Co., Ltd. (b)	23,194	131,250
Kayaba Industry Co., Ltd. (a)	51,902	418,948
Keihin Corp. (a)	17,141	326,564
Koito Manufacturing Co., Ltd. (a)	12,000	193,002
Musashi Seimitsu Industry Co., Ltd.	10,352	247,059
NHK Spring Co., Ltd. (a)	49,000	487,162
Nifco, Inc. (a)	21,879	525,856
Nippon Seiki Co., Ltd.	11,939	143,908
Nissan Shatai Co., Ltd.	15,000	112,029
Nissin Kogyo Co., Ltd. (a)	20,934	361,698
Press Kogyo Co., Ltd. (a)	50,569	215,382
Showa Corp. (b)	27,639	205,092
Takata Corp. (a)	11,900	341,723
The Yokohama Rubber Co., Ltd. (a)	57,986	281,954
Tokai Rika Co., Ltd. (a)	17,300	295,987
Topre Corp.	29,734	238,934
Toyo Tire & Rubber Co., Ltd. (a)	67,372	165,829
Toyoda Gosei Co., Ltd. (a)	15,500	324,101
Toyota Boshoku Corp. (a)	16,600	239,747
TS Tech Co., Ltd.	15,600	274,619
Unipres Corp. (a)	15,700	314,833

		6,358,288

BEVERAGES — 1.2%
Coca-Cola West Co. Ltd.	17,100	327,021
Ito En, Ltd. (a)	22,100	386,377
Mikuni Coca-Cola Bottling Co., Ltd.	49,245	439,687
Sapporo Holdings, Ltd. (a)	67,000	250,603

		1,403,688

BUILDING PRODUCTS — 2.3%
Aica Kogyo Co., Ltd.	29,019	381,645
Bunka Shutter Co., Ltd. (a)	98,577	304,485
Central Glass Co., Ltd.	99,309	401,406
Nichias Corp. (a)	52,000	326,255
Nitto Boseki Co., Ltd.	106,020	249,444
Noritz Corp.	12,165	215,764
Sankyo-Tateyama Holdings, Inc. (b)	218,467	355,852
Sanwa Holdings Corp. (a)	110,910	374,696
Sekisui Jushi Corp.	14,938	155,003

		2,764,550

CAPITAL MARKETS — 1.1%
Jafco Co., Ltd. (a)	10,300	265,951
Matsui Securities Co., Ltd (a)	29,300	159,793
Monex Group, Inc. (a)	497	116,334
Okasan Securities Group, Inc.	58,447	222,843
Tokai Tokyo Financial Holdings, Inc.	107,721	369,121
Toyo Securities Co., Ltd.	97,457	155,216

		1,289,258

CHEMICALS — 6.8%
ADEKA Corp. (a)	43,813	428,720
Asahi Organic Chemicals Industry Co., Ltd.	66,540	185,458
C. Uyemura & Co., Ltd.	4,676	222,573
Chugoku Marine Paints, Ltd.	13,000	109,327
DIC Corp. (a)	177,000	412,174
Fujikura Kasei Co., Ltd.	38,238	241,756
Fujimi, Inc.	11,673	162,250
Ishihara Sangyo Kaisha, Ltd. (b)	211,811	255,563
Kureha Corp.	55,000	259,471
Lintec Corp. (a)	22,108	630,857
Nihon Parkerizing Co., Ltd.	14,401	199,300
Nippon Paint Co., Ltd. (a)	61,000	410,690
Nippon Shokubai Co., Ltd. (a)	44,000	553,185
Nippon Soda Co., Ltd.	57,065	236,164
Nippon Valqua Industries, Ltd.	63,025	177,942
NOF Corp. (a)	69,731	319,713
Okamoto Industries, Inc. (a)	111,841	411,577
Sumitomo Bakelite Co., Ltd. (a)	64,000	394,595
Taiyo Holdings Co., Ltd. (a)	14,700	454,054
The Nippon Synthetic Chemical Industry Co., Ltd. (a)	13,000	80,466
Toagosei Co., Ltd. (a)	102,000	527,968
Tokai Carbon Co., Ltd. (a)	64,542	322,398
Tokyo Ohka Kogyo Co., Ltd.	15,300	316,412
Toyo Ink Manufacturing Co., Ltd. (a)	68,000	348,697
Zeon Corp.	54,000	499,735

		8,161,045

COMMERCIAL BANKS — 8.9%
Aozora Bank, Ltd. (a)	238,290	540,523
Bank of the Ryukyus, Ltd. (a)	22,081	253,100
Kansai Urban Banking Corp. (a)	177,000	313,936
Kiyo Holdings, Inc.	331,754	464,328
Sapporo Hokuyo Holdings, Inc. (a)	105,200	507,722
Senshu Ikeda Holdings, Inc. (a)	158,100	215,556
Shinsei Bank, Ltd. (a)	281,000	332,264
The 77 Bank, Ltd.	61,000	307,650
The Aichi Bank, Ltd. (a)	4,849	303,062
The Awa Bank, Ltd. (a)	103,000	627,594
The Bank of Iwate, Ltd.	5,856	233,166
The Bank of Nagoya, Ltd. (a)	61,000	197,249
The Bank of Okinawa, Ltd.	9,700	396,754
The Daishi Bank, Ltd.	109,000	361,667
The Fukushima Bank, Ltd.	454,478	263,211
The Higo Bank, Ltd.	64,000	358,301
The Hokkoku Bank, Ltd.	63,000	213,598
The Hyakugo Bank, Ltd.	107,000	482,843
The Hyakujushi Bank, Ltd.	98,000	370,101
The Juroku Bank, Ltd.	111,000	365,625
The Kagoshima Bank, Ltd. (a)	57,000	387,198
The Keiyo Bank, Ltd. (a)	71,000	356,371
The Musashino Bank, Ltd. (a)	12,300	400,106
The Nagano Bank, Ltd.	163,534	368,978
The Nanto Bank, Ltd. (a)	69,000	337,174
The Shikoku Bank, Ltd.	114,000	350,748
The Taiko Bank, Ltd. (a)	112,000	364,865
The Tochigi Bank, Ltd.	57,846	256,845
The Tokyo Tomin Bank, Ltd. (a)	16,405	213,772
Tomato Bank, Ltd.	176,872	345,720

See accompanying notes to financial statements.

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

TOMONY Holdings, Inc. (a)	57,605	$213,378

		10,703,405

COMMERCIAL SERVICES & SUPPLIES — 2.0%
Aeon Delight Co., Ltd. (a)	9,700	162,681
Asahi Holdings, Inc. (a)	10,700	218,441
Daiseki Co., Ltd. (a)	13,293	260,471
Duskin Co., Ltd.	26,600	494,899
Moshi Moshi Hotline, Inc. (a)	11,072	207,466
Nissha Printing Co., Ltd. (a)	6,500	140,776
Okamura Corp. (a)	49,884	281,681
Oyo Corp.	28,860	282,750
Park24 Co., Ltd. (a)	37,785	367,455

		2,416,620

COMMUNICATIONS EQUIPMENT — 0.7%
Aiphone Co., Ltd.	12,206	205,151
Denki Kogyo Co., Ltd. (a)	56,303	307,058
Hitachi Kokusai Electric, Inc. (a)	41,634	331,043

		843,252

COMPUTERS & PERIPHERALS — 0.5%
Eizo Nanao Corp. (a)	14,700	349,763
Melco Holdings, Inc.	5,300	171,892
Wacom Co., Ltd.	107	131,297

		652,952

CONSTRUCTION & ENGINEERING — 4.4%
Chiyoda Corp. (a)	47,000	432,119
Chugai Ro Co., Ltd.	97,522	434,189
Kandenko Co., Ltd.	52,000	294,884
Kinden Corp. (a)	54,924	501,659
Kyowa Exeo Corp. (a)	45,576	458,070
Kyudenko Corp.	61,657	394,283
Maeda Corp. (a)	70,158	231,941
Maeda Road Construction Co., Ltd. (a)	46,000	473,432
Mirait Holdings Corp. (a)	37,800	306,943
Penta-Ocean Construction Co., Ltd. (a)	185,500	463,302
Sanki Engineering Co., Ltd.	44,196	279,425
Toda Corp. (a)	91,000	361,233
Tokyu Construction Co., Ltd.	89,142	265,662
Toshiba Plant Systems & Services Corp. (a)	15,000	170,306
Toyo Engineering Corp.	53,000	204,633

		5,272,081

CONSTRUCTION MATERIALS — 0.8%
Sumitomo Osaka Cement Co., Ltd. (a)	160,000	465,251
Taiheiyo Cement Corp. (a)	282,000	476,351

		941,602

CONSUMER FINANCE — 0.9%
Acom Co., Ltd. (a)(b)	11,780	158,763
Aeon Credit Service Co., Ltd. (a)	29,000	400,639
Aiful Corp. (a)(b)	35,950	45,111
Cedyna Financial Corp. (b)	74,862	140,005
Orient Corp. (b)	115,500	122,635
Promise Co., Ltd. (a)(b)	28,500	200,477

		1,067,630

CONTAINERS & PACKAGING — 0.8%
FP Corp.	5,900	313,936
Fuji Seal International, Inc. (a)	15,270	319,108
Rengo Co., Ltd. (a)	50,000	327,582

		960,626

DISTRIBUTORS — 0.6%
Canon Marketing Japan, Inc.	18,100	225,595
Yokohama Reito Co., Ltd. (a)	73,780	502,964

		728,559

DIVERSIFIED FINANCIAL SERVICES — 1.3%
Century Tokyo Leasing Corp.	23,700	390,615
Fuyo General Lease Co., Ltd. (a)	6,700	200,402
Japan Securities Finance Co., Ltd. (a)	37,619	249,644
Mitsubishi UFJ Lease & Finance Co., Ltd.	11,080	445,847
Ricoh Leasing Co., Ltd.	11,767	287,928

		1,574,436

ELECTRIC UTILITIES — 0.3%
The Okinawa Electric Power Co., Inc.	6,700	307,191

ELECTRICAL EQUIPMENT — 1.8%
Daihen Corp. (a)	57,971	244,111
Fuji Electric Holdings Co., Ltd. (a)	177,000	561,667
Hitachi Cable, Ltd. (a)	71,000	183,325
Nippon Carbon Co., Ltd.	60,000	144,064
Nippon Signal Co., Ltd. (a)	29,000	221,839
Sinfonia Technology Co., Ltd. (a)	107,826	327,849
SWCC Showa Holdings Co., Ltd. (a)(b)	181,075	227,218
Toyo Electric Manufacturing. Co., Ltd.	15,000	71,489
Toyo Tanso Co., Ltd. (a)	4,200	228,294

		2,209,856

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.8%
Anritsu Corp. (a)	45,000	343,690
Dai-ichi Seiko Co. Ltd. (a)	1,300	65,800
Daiwabo Holdings Co., Ltd. (a)	55,635	115,459
ESPEC Corp.	21,931	183,376
Hakuto Co., Ltd.	32,811	345,608
Hitachi High-Technologies Corp.	17,800	356,301
Horiba, Ltd.	12,565	369,157
Hosiden Corp. (a)	22,295	227,308
Japan Aviation Electronics Industry, Ltd. (a)	18,971	132,302
Japan Cash Machine Co., Ltd. (a)	33,224	282,612
Koa Corp. (a)	26,591	300,304
Meiko Electronics Co., Ltd. (a)	5,200	55,401
Nichicon Corp. (a)	21,500	305,067
Nidec Sankyo Corp.	41,917	297,890
Nihon Dempa Kogyo Co., Ltd. (a)	9,995	158,825
Nippon Ceramic Co., Ltd.	11,223	230,066
Nippon Chemi-Con Corp.	49,432	248,114
Oki Electric Industry Co., Ltd. (b)	265,000	211,028
Ryosan Co., Ltd.	16,196	391,612
Ryoyo Electro Corp. (a)	33,604	349,096
Star Micronics Co., Ltd. (a)	18,669	207,684
Taiyo Yuden Co., Ltd. (a)	35,000	470,861
Topcon Corp. (a)	23,419	124,329

		5,771,890

See accompanying notes to financial statements.

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

ENERGY EQUIPMENT & SERVICES — 0.2%
Shinko Plantech Co., Ltd. (a)	18,186	$211,307

FOOD & STAPLES RETAILING — 2.3%
Cawachi, Ltd.	12,135	232,802
Circle K Sunkus Co., Ltd.	29,298	448,944
Izumiya Co., Ltd.	56,933	254,165
Matsumotokiyoshi Holdings Co., Ltd. (a)	16,900	330,129
Ministop Co., Ltd.	25,794	423,883
Sugi Pharmacy Co., Ltd. (a)	15,700	365,412
Sundrug Co., Ltd. (a)	12,300	351,280
Tsuruha Holdings, Inc.	6,800	309,725

		2,716,340

FOOD PRODUCTS — 4.2%
Ariake Japan Co., Ltd. (a)	16,764	277,512
Ezaki Glico Co., Ltd.	42,000	489,527
Fuji Oil Co., Ltd. (a)	23,700	311,692
Fujicco Co., Ltd.	46,657	577,583
Hokuto Corp. (a)	17,721	400,690
Marudai Food Co., Ltd.	152,417	481,820
Maruha Nichiro Holdings, Inc. (a)	169,000	248,769
Megmilk Snow Brand Co., Ltd.	26,500	407,028
Mitsui Sugar Co., Ltd. (a)	61,497	258,958
Morinaga Milk Industry Co., Ltd. (a)	68,000	243,678
Nakamuraya Co., Ltd. (a)	76,952	384,389
Nichirei Corp. (a)	91,000	389,780
Nippon Suisan Kaisha, Ltd. (a)	94,975	264,711
Riken Vitamin Co., Ltd.	13,080	328,894

		5,065,031

GAS UTILITIES — 0.3%
Shizuoka Gas Co., Ltd.	55,319	345,744

HEALTH CARE EQUIPMENT & SUPPLIES — 1.4%
Asahi Intecc Co., Ltd.	6,400	133,977
Fukuda Denshi Co., Ltd.	11,486	355,473
Nakanishi, Inc. (a)	4,247	427,877
Nihon Kohden Corp.	12,300	268,766
Nipro Corp. (a)	15,600	309,816
Paramount Bed Co., Ltd.	6,810	187,094

		1,683,003

HOTELS, RESTAURANTS & LEISURE — 2.0%
Doutor Nichires Holdings Co., Ltd. (a)	21,575	261,618
Joban Kosan Co., Ltd. (a)	327,000	315,637
Kabuki-Za Co., Ltd	5,000	215,372
MOS Food Services, Inc.	33,114	609,301
Ohsho Food Service Corp. (a)	12,700	302,483
Round One Corp.	17,700	83,289
Tokyo Dome Corp. (b)	97,085	194,451
Zensho Co., Ltd. (a)	38,746	385,683

		2,367,834

HOUSEHOLD DURABLES — 2.0%
Arnest One Corp. (a)	26,700	267,387
Clarion Co., Ltd. (a)(b)	60,000	99,180
Foster Electric Co. Ltd.	6,400	147,181
France Bed Holdings Co., Ltd. (a)	218,734	277,112
Funai Electric Co., Ltd. (a)	7,000	209,291
Haseko Corp. (a)(b)	395,000	305,019
JVC Kenwood Holdings, Inc. (b)	23,300	113,576
Misawa Homes Holdings, Inc. (b)	26,566	165,717
Pioneer Corp. (a)(b)	62,300	260,084
Sumitomo Forestry Co., Ltd. (a)	60,200	549,122

		2,393,669

HOUSEHOLD PRODUCTS — 0.6%
Lion Corp. (a)	97,000	495,065
Pigeon Corp. (a)	6,900	216,791

		711,856

INDUSTRIAL CONGLOMERATES — 0.2%
Katakura Industries Co., Ltd.	22,580	216,591

INTERNET & CATALOG RETAIL — 0.4%
Senshukai Co., Ltd.	44,624	266,516
Start Today Co. Ltd. (a)	10,500	163,049

		429,565

INTERNET SOFTWARE & SERVICES — 1.1%
Access Co., Ltd. (a)(b)	97	105,333
eAccess, Ltd. (a)	490	270,186
GMO Internet, Inc. (a)	40,100	185,791
Gree, Inc.	23,000	387,126
Kakaku.com, Inc. (a)	59	329,953
Mixi, Inc. (a)	12	46,694

		1,325,083

IT SERVICES — 1.9%
CSK Corp. (a)(b)	22,800	69,599
Ines Corp.	50,560	355,652
IT Holdings Corp. (a)	27,137	284,860
Itochu Techno-Solutions Corp. (a)	12,000	389,913
NET One Systems Co., Ltd. (a)	123	184,916
Obic Co., Ltd. (a)	2,751	523,779
Otsuka Corp.	5,200	335,666
Transcosmos, Inc. (a)	16,267	146,615

		2,291,000

LEISURE EQUIPMENT & PRODUCTS — 1.0%
Heiwa Corp. (a)	24,200	376,081
Roland Corp.	21,476	255,235
Tomy Co., Ltd. (a)	28,500	216,639
Universal Entertainment Corp. (b)	10,000	294,522

		1,142,477

MACHINERY — 7.4%
Amano Corp. (a)	32,532	312,838
Asahi Diamond Industrial Co., Ltd.	9,942	191,451
CKD Corp. (a)	23,205	233,226
Daifuku Co., Ltd. (a)	48,681	354,770
Fuji Machine Manufacturing Co., Ltd.	12,371	279,870
Furukawa Co., Ltd. (a)(b)	166,280	172,540
Glory, Ltd.	12,400	273,943
Hino Motors, Ltd. (a)	69,998	343,740
Hitachi Zosen Corp. (a)	332,226	468,997
Iseki & Co., Ltd. (a)(b)	54,000	124,445
Juki Corp. (a)(b)	59,450	134,853
Kitz Corp. (a)	34,902	168,446
Komori Corp. (a)	22,240	207,963
Kyokuto Kaihatsu Kogyo Co., Ltd.	54,640	280,188

See accompanying notes to financial statements.

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

Makino Milling Machine Co., Ltd. (a)(b)	45,739	$389,620
Meidensha Corp. (a)	57,000	254,464
Miura Co., Ltd. (a)	11,700	352,214
Mori Seiki Co., Ltd. (a)	28,100	336,671
Nachi-Fujikoshi Corp. (a)	105,418	600,353
Namura Shipbuilding Co., Ltd.	28,500	142,362
Nippon Sharyo, Ltd. (a)	48,970	223,934
Nippon Thompson Co., Ltd.	42,511	341,093
OKUMA Corp. (a)	45,192	371,329
OSG Corp. (a)	28,600	414,093
Ryobi, Ltd. (a)	51,723	207,816
Shima Seiki Manufacturing, Ltd. (a)	10,900	281,180
Sintokogio, Ltd.	27,519	288,870
Tadano, Ltd. (a)	52,913	339,006
Toshiba Machine Co., Ltd. (a)	56,009	304,103
Tsubakimoto Chain Co.	57,124	294,304
Union Tool Co.	6,932	164,936

		8,853,618

MARINE — 0.2%
Iino Kaiun Kaisha, Ltd. (a)	49,206	268,947

MEDIA — 2.7%
Asatsu-DK, Inc. (a)	10,100	271,511
Avex Group Holdings, Inc.	16,692	204,219
CyberAgent, Inc. (a)	157	555,031
Daiichikosho Co., Ltd. (a)	23,381	398,899
Hakuhodo DY Holdings, Inc. (a)	6,690	354,357
Kadokawa Group Holdings, Inc. (a)	11,187	256,864
Shochiku Co., Ltd. (a)	54,243	393,340
SKY Perfect JSAT Holdings, Inc. (a)	1,072	380,270
Tokyo Broadcasting System Holdings, Inc.	23,100	272,584
Zenrin Co., Ltd.	17,524	187,123

		3,274,198

METALS & MINING — 4.0%
Aichi Steel Corp. (a)	52,000	315,589
Daido Steel Co., Ltd. (a)	68,000	388,079
Godo Steel, Ltd. (a)	52,440	131,606
Hitachi Metals, Ltd. (a)	14,000	177,027
Maruichi Steel Tube, Ltd. (a)	17,600	436,390
Nakayama Steel Works, Ltd. (a)(b)	101,212	141,658
Nippon Denko Co., Ltd. (a)	35,000	212,415
Nippon Yakin Kogyo Co., Ltd. (a)(b)	49,000	111,149
Nisshin Steel Co., Ltd. (a)	181,000	390,915
OSAKA Titanium Technologies Co. (a)	6,900	477,872
Sanyo Special Steel Co., Ltd. (a)	55,750	298,661
Sumitomo Light Metal Industries, Ltd. (b)	221,135	258,809
Toho Titanium Co., Ltd. (a)	11,300	289,862
Toho Zinc Co., Ltd. (a)	50,796	237,800
Tokyo Rope Manufacturing Co., Ltd. (a)	67,654	255,498
Tokyo Steel Manufacturing Co., Ltd. (a)	27,600	323,354
Yamato Kogyo Co., Ltd. (a)	11,500	384,351

		4,831,035

MULTILINE RETAIL — 1.2%
Don Quijote Co., Ltd. (a)	12,300	390,163
H2O Retailing Corp. (a)	57,107	387,925
Matsuya Co., Ltd. (a)(b)	16,308	89,332
Parco Co., Ltd. (a)	33,125	329,731
Ryohin Keikaku Co., Ltd. (a)	6,200	255,466

		1,452,617

OFFICE ELECTRONICS — 0.1%
Riso Kagaku Corp. (a)	9,747	170,408

OIL, GAS & CONSUMABLE FUELS — 0.9%
Cosmo Oil Co., Ltd. (a)	115,000	359,375
Itochu Enex Co., Ltd.	55,104	316,475
Japan Petroleum Exploration Co.	6,800	341,313

		1,017,163

PAPER & FOREST PRODUCTS — 0.3%
Daio Paper Corp. (a)	48,940	376,734

PERSONAL PRODUCTS — 1.0%
Fancl Corp. (a)	18,000	253,016
Mandom Corp. (a)	16,645	407,489
Milbon Co., Ltd. (a)	11,800	327,177
Unihair Co., Ltd. (a)(b)	20,604	241,391

		1,229,073

PHARMACEUTICALS — 2.8%
Dainippon Sumitomo Pharma Co., Ltd. (a)	34,100	318,864
Kaken Pharmaceutical Co., Ltd. (a)	56,428	676,755
KYORIN Holdings, Inc.	15,000	256,274
Mochida Pharmaceutical Co., Ltd. (a)	49,483	587,491
Nichi-iko Pharmaceutical Co., Ltd. (a)	10,265	265,666
Rohto Pharmaceutical Co., Ltd. (a)	45,493	489,072
Sawai Pharmaceutical Co., Ltd. (a)	5,500	476,472
Torii Pharmaceutical Co., Ltd. (a)	16,200	323,883

		3,394,477

PROFESSIONAL SERVICES — 0.3%
Meitic Corp. (a)	16,544	332,158

REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.6%
Daibiru Corp.	32,226	279,956
Daikyo, Inc. (a)(b)	71,352	111,057
Goldcrest Co., Ltd. (a)	8,309	163,614
Heiwa Real Estate Co., Ltd. (a)	80,755	187,077
K.K. daVinci Holdings (c)	262	0
Kenedix, Inc. (a)(b)	683	139,105
Leopalace21 Corp. (a)(b)	49,100	64,574
Nomura Real Estate Holdings, Inc.	22,100	336,246
NTT Urban Development Corp. (a)	315	264,907
Shoei Co., Ltd.	17,698	160,580
Suruga Corp. (c)(d)	10,689	0
TOC Co., Ltd. (a)	57,200	227,061

		1,934,177

ROAD & RAIL — 1.4%
Hitachi Transport System, Ltd. (a)	23,200	326,390
Kobe Electric Railway Co., Ltd. (b)	67,500	194,649
Sankyu, Inc. (a)	106,830	513,011
Seino Holdings Co., Ltd. (a)	51,000	386,438

See accompanying notes to financial statements.

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

Sotetsu Holdings, Inc. (a)	91,000	$253,632

		1,674,120

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.7%
Dainippon Screen Manufacturing Co., Ltd. (a)	66,000	694,402
Disco Corp. (a)	5,700	390,637
Micronics Japan Co., Ltd.	6,800	75,811
Renesas Electronics Corp. (a)(b)	10,600	90,550
Shinko Electric Industries Co., Ltd. (a)	17,700	181,955
Tokyo Seimitsu Co., Ltd. (a)	18,600	333,938
Ulvac, Inc. (a)	10,802	255,974

		2,023,267

SOFTWARE — 1.2%
Capcom Co., Ltd. (a)	22,100	423,974
DTS Corp.	22,132	220,305
Fuji Soft, Inc.	17,174	277,047
NSD Co., Ltd. (a)	23,678	237,123
Square Enix Holdings Co., Ltd. (a)	16,400	285,734

		1,444,183

SPECIALTY RETAIL — 3.3%
ABC-Mart, Inc. (a)	10,100	368,635
Aoyama Trading Co., Ltd. (a)	27,200	436,815
Autobacs Seven Co., Ltd. (a)	11,988	457,071
Chiyoda Co., Ltd. (a)	21,913	278,407
Culture Convenience Club Co., Ltd. (a)	6,400	45,869
DCM Japan Holdings Co., Ltd. (a)	37,800	231,689
EDION Corp. (a)	27,350	233,307
Joshin Denki Co., Ltd. (a)	13,000	125,953
K’s Holdings Corp. (a)	12,400	359,073
Komeri Co., Ltd. (a)	11,830	301,888
Nishimatsuya Chain Co., Ltd.	22,066	179,180
Point, Inc.	5,010	210,362
Sanrio Co., Ltd. (a)	12,505	371,468
United Arrows, Ltd. (a)	10,029	131,897
Xebio Co., Ltd. (a)	12,361	225,654

		3,957,268

TEXTILES, APPAREL & LUXURY GOODS — 2.5%
Atsugi Co., Ltd.	292,470	366,999
Daidoh, Ltd. (a)	34,511	334,367
Gunze, Ltd. (a)	99,348	362,007
Onward Holdings Co., Ltd. (a)	51,000	380,285
Sanyo Shokai, Ltd. (a)	96,516	296,954
Seiko Holdings Corp. (a)	46,649	160,412
The Japan Wool Textile Co., Ltd.	53,170	450,354
Toyobo Co., Ltd. (a)	232,000	335,907
Unitika, Ltd. (a)(b)	264,084	213,485
Wacoal Holdings Corp. (a)	11,000	139,093

		3,039,863

TRADING COMPANIES & DISTRIBUTORS — 2.6%
Hanwa Co., Ltd. (a)	109,032	484,119
Inaba Denki Sangyo Co., Ltd.	16,563	471,630
Inabata & Co., Ltd.	50,075	308,135
Iwatani Corp. (a)	171,422	574,992
Kuroda Electric Co., Ltd.	11,700	146,109
MISUMI Group, Inc. (a)	17,100	426,056
Nagase & Co., Ltd.	42,000	501,689
Okaya & Co., Ltd.	23,405	251,897

		3,164,627

TRANSPORTATION INFRASTRUCTURE — 0.7%
Japan Airport Terminal Co., Ltd. (a)	21,448	271,464
Mitsui-Soko Co., Ltd.	66,686	260,693
The Sumitomo Warehouse Co., Ltd.	74,563	361,659

		893,816

TOTAL COMMON STOCKS —
(Cost $126,223,130)		118,025,215

SHORT TERM INVESTMENTS — 25.7%
UNITED STATES — 25.7%
MONEY MARKET FUNDS — 25.7%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	30,272,268	30,272,268
State Street Institutional Liquid Reserves Fund 0.19% (f)(g)	647,808	647,808

TOTAL SHORT TERM INVESTMENTS —
(Cost $30,920,076)		30,920,076

TOTAL INVESTMENTS — 124.0%
(Cost $157,143,206)		148,945,291
OTHER ASSETS & LIABILITIES — (24.0)%		(28,857,497)

NET ASSETS — 100.0%		$120,087,794

(a)	Security, or portion thereof, was on loan at March 31, 2011.
(b)	Non-income producing security.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs. (Note 2)
(d)	Company has filed for insolvency.
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(g)	The rate shown is the annualized seven-day yield at period end.

See accompanying notes to financial statements.

SPDR S&P International Dividend ETF
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AUSTRALIA — 15.6%
Adelaide Brighton, Ltd.	594,167	$1,978,554
ASX, Ltd.	44,456	1,582,431
Commonwealth Bank of Australia	56,705	3,072,812
Leighton Holdings, Ltd. (a)	59,403	1,811,618
Metcash, Ltd. (a)	745,952	3,209,132
Monadelphous Group, Ltd.	109,014	2,412,567
QBE Insurance Group, Ltd.	665,847	12,167,305
Sonic Healthcare, Ltd.	178,234	2,208,161
Spark Infrastructure Group (b)	10,342,095	11,978,707
Telstra Corp., Ltd.	4,254,344	12,406,953
Ten Network Holdings, Ltd. (a)	2,590,889	3,496,574
UGL, Ltd.	114,309	1,854,756
Westpac Banking Corp.	167,873	4,223,829

		62,403,399

AUSTRIA — 0.8%
Verbund AG (a)	73,896	3,287,543

BELGIUM — 0.4%
Groupe Bruxelles Lambert SA	18,407	1,721,137

BERMUDA — 4.4%
Catlin Group, Ltd.	2,045,050	11,830,705
Seadrill, Ltd.	72,997	2,639,201
Ship Finance International, Ltd. (a)	150,041	3,110,350

		17,580,256

BRAZIL — 0.1%
Companhia Energetica de Minas Gerais ADR (a)	9,438	181,871
Companhia Siderurgica Nacional SA ADR (a)	9,317	155,221

		337,092

CANADA — 5.4%
Brookfield Properties Corp.	50,498	890,820
Calloway REIT	126,675	3,359,769
Just Energy Group, Inc. (a)	756,257	12,034,807
Pembina Pipeline Corp. (a)	64,327	1,517,000
Shaw Communications, Inc. (a)	79,509	1,670,690
TransAlta Corp. (a)	71,844	1,509,629
Vermilion Energy, Inc. (a)	10,714	556,544

		21,539,259

CHINA — 0.5%
PCCW, Ltd.	4,264,000	1,776,164

CZECH REPUBLIC — 6.5%
CEZ AS	261,574	13,374,247
Komercni Banka AS	683	172,438
Telefonica O2 Czech Republic AS	536,741	12,561,730

		26,108,415

DENMARK — 0.4%
D/S Norden A/S	50,798	1,754,789

FINLAND — 1.7%
Fortum Oyj (c)	79,275	2,695,480
Orion OYJ (Class B) (a)	163,773	3,978,863

		6,674,343

FRANCE — 4.9%
Bouygues SA	61,889	2,976,007
France Telecom SA	566,888	12,718,682
ICADE	13,277	1,640,708
Sanofi-Aventis SA	30,642	2,151,374

		19,486,771

GERMANY — 5.0%
E.ON AG	203,649	6,227,913
Hannover Rueckversicherung AG	55,895	3,055,826
RWE AG	168,412	10,741,561

		20,025,300

HONG KONG — 1.2%
Hang Seng Bank, Ltd.	82,000	1,324,111
VTech Holdings, Ltd. (a)	311,000	3,528,548

		4,852,659

HUNGARY — 3.6%
Magyar Telekom Telecommunications PLC	4,576,381	14,423,993

ISRAEL — 6.8%
Bezeq The Israeli Telecommunication Corp., Ltd.	4,066,799	12,083,427
Cellcom Israel, Ltd.	347,630	11,513,506
Israel Chemicals, Ltd.	58,750	969,215
Partner Communications Co., Ltd.	141,622	2,697,639

		27,263,787

ITALY — 9.4%
Atlantia SpA	96,181	2,207,050
Enel SpA	2,306,233	14,557,304
Lottomatica SpA (a)	918,996	16,575,711
Snam Rete Gas SpA	715,819	4,028,737

		37,368,802

JAPAN — 1.4%
Nintendo Co., Ltd.	5,100	1,382,686
Nomura Real Estate Office Fund, Inc.	389	2,642,459
Oracle Corp. Japan	35,800	1,496,706

		5,521,851

LUXEMBOURG — 0.7%
SES	100,097	2,581,716

MEXICO — 0.1%
Industrias Penoles SA de CV	7,453	273,872
Kimberly-Clark de Mexico SAB de CV	27,930	173,553

		447,425

NETHERLANDS — 0.8%
Koninklijke (Royal) KPN NV	192,763	3,288,071

PHILIPPINES — 0.0% (d)
Philippine Long Distance Telephone Co. ADR	2,989	159,912

PORTUGAL — 1.0%
EDP — Energias de Portugal SA	983,917	3,836,968

SINGAPORE — 0.1%
Singapore Telecommunications, Ltd.	127,286	304,961

SOUTH AFRICA — 0.6%
African Bank Investments, Ltd.	29,386	164,593

See accompanying notes to financial statements.

SPDR S&P International Dividend ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

Growthpoint Properties, Ltd.	66,401	$169,847
Kumba Iron Ore, Ltd. (a)	2,615	184,922
Lewis Group, Ltd.	134,689	1,484,489
Nedbank Group, Ltd.	8,650	181,127

		2,184,978

SPAIN — 17.2%
Abertis Infraestructuras SA	112,645	2,450,570
Banco Santander SA	1,037,259	12,058,413
Bankinter SA (a)	584,423	4,014,076
Bolsas y Mercados Espanoles (a)	484,548	14,763,245
Enagas	131,351	2,967,491
Iberdrola SA	442,068	3,849,350
Indra Sistemas SA (a)	141,322	2,837,783
Mapfre SA	3,875,961	14,625,500
Red Electrica Corporacion SA	37,549	2,136,760
Telefonica SA	362,658	9,091,256

		68,794,444

SWEDEN — 0.6%
Skanska AB (Class B)	110,055	2,318,545

SWITZERLAND — 0.1%
Swisscom AG	1,269	568,023

TAIWAN — 0.1%
Chunghwa Telecom Co. Ltd, ADR (a)	5,507	171,598

THAILAND — 0.1%
Advanced Info Service PCL	60,858	181,095
Electricity Generating PCL (Foreign ownership limit)	46,309	145,840
Ratchaburi Electricity Generating Holding PCL	127,300	159,941

		486,876

TURKEY — 0.0% (d)
Turkcell Iletisim Hizmetleri AS	24,688	146,159

UNITED KINGDOM — 10.2%
Amlin PLC	457,887	2,801,562
AstraZeneca PLC	52,581	2,413,070
Balfour Beatty PLC	350,120	1,929,490
British American Tobacco PLC	45,395	1,820,603
Carillion PLC	285,887	1,741,397
FirstGroup PLC	473,495	2,476,580
GlaxoSmithKline PLC	132,735	2,530,869
Halfords Group PLC	326,763	1,823,818
Home Retail Group PLC	3,359,272	10,397,939
National Grid PLC	240,387	2,288,850
Scottish & Southern Energy PLC	191,907	3,879,053
Severn Trent PLC	101,369	2,373,970
United Utilities Group PLC	334,815	3,174,530
Vodafone Group PLC	347,163	982,196

		40,633,927

TOTAL COMMON STOCKS —
(Cost $374,657,489)		398,049,163

SHORT TERM INVESTMENTS — 7.7%
UNITED STATES — 7.7%
MONEY MARKET FUNDS — 7.7%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	30,499,258	30,499,258
State Street Institutional Liquid Reserves Fund 0.19% (f)(g)	63,319	63,319

TOTAL SHORT TERM INVESTMENTS —
(Cost $30,562,577)		30,562,577

TOTAL INVESTMENTS — 107.4%
(Cost $405,220,066)		428,611,740
OTHER ASSETS & LIABILITIES — (7.4)%		(29,473,335)

NET ASSETS — 100.0%		$399,138,405

(a)	Security, or portion thereof, was on loan at March 31, 2011.
(b)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 3.0% of net assets as of March 31, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Non-income producing security.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(g)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
AUSTRALIA — 9.4%
Alumina, Ltd.	37,680	$95,858
Asciano Group	74,308	133,711
ASX, Ltd.	4,338	154,413
Bendigo and Adelaide Bank, Ltd.	7,823	77,099
BlueScope Steel, Ltd.	41,390	84,537
Boral, Ltd. (a)	46,092	238,330
Caltex Australia, Ltd.	4,927	79,486
Centamin Egypt, Ltd. (b)	18,192	39,571
CFS Retail Property Trust	178,870	340,360
Cochlear, Ltd.	3,135	269,059
Computershare, Ltd.	9,212	88,216
CSR, Ltd. (a)	26,645	90,380
David Jones, Ltd. (a)	4,177	20,518
Dexus Property Group	231,043	203,093
Energy Resources of Australia, Ltd. (a)	874	7,186
Fairfax Media, Ltd. (a)	27,382	36,529
Goodman Group	126,462	89,585
Harvey Norman Holdings, Ltd. (a)	39,925	123,865
Iluka Resources, Ltd. (b)	3,881	53,380
Incitec Pivot, Ltd.	35,081	157,088
Lend Lease Group	13,176	123,588
Macarthur Coal, Ltd.	824	9,885
MAp Group	30,342	95,390
Metcash, Ltd.	61,776	265,764
Mirvac Group	90,389	116,377
OneSteel, Ltd.	25,973	65,538
OZ Minerals, Ltd.	77,094	127,164
Paladin Energy, Ltd. (a)(b)	23,107	86,265
Sims Metal Management, Ltd.	2,665	48,258
Sonic Healthcare, Ltd. (a)	20,766	257,272
TABCORP Holdings, Ltd.	15,154	117,380
Tatts Group, Ltd.	35,895	86,863
Toll Holdings, Ltd. (a)	19,125	117,284
WorleyParsons, Ltd.	5,166	165,508

		4,064,800

AUSTRIA — 0.5%
Andritz AG (a)	933	87,107
IMMOFINANZ AG (a)(b)	27,527	124,457

		211,564

BELGIUM — 1.0%
Ackermans & van haaren NV	2,160	208,836
Bekaert NV	933	106,570
Umicore	2,581	128,176

		443,582

CANADA — 10.6%
Alimentation Couche-Tard, Inc. (Class B)	7,886	206,645
Athabasca Oil Sands Corp. (b)	8,365	144,813
Baytex Energy Corp. (a)	2,653	154,612
Bonavista Energy Corp.	3,765	116,114
CAE, Inc. (a)	5,715	75,671
Canadian Tire Corp., Ltd. (Class A)	1,574	104,124
CGI Group, Inc. (Class A) (b)	5,934	124,018
Emera, Inc.	2,916	94,997
Enerplus Corp. (a)	3,000	94,711
Equinox Minerals, Ltd. (b)	15,239	89,922
Finning International, Inc.	8,413	247,698
First Quantum Minerals, Ltd. (a)	1,922	247,810
Fortis, Inc. (a)	10,652	362,677
Franco-Nevada Corp. (a)	2,634	96,370
Gildan Activewear, Inc.	4,318	141,248
Inmet Mining Corp.	2,133	149,436
Intact Financial Corp.	2,797	144,487
Lundin Mining Corp. (b)	14,827	122,701
Metro, Inc. (Class A) (a)	5,631	267,440
Onex Corp.	7,804	272,689
Open Text Corp. (a)(b)	532	32,945
Osisko Mining Corp. (b)	7,325	105,122
Pan American Silver Corp. (a)	2,746	101,654
Pembina Pipeline Corp. (a)	4,202	99,094
Petrobank Energy & Resources, Ltd. (b)	2,840	59,822
Petrominerales, Ltd. (a)	1,678	63,377
SEMAFO, Inc. (b)	6,000	57,301
Sino-Forest Corp. (a)(b)	6,390	166,196
TransAlta Corp. (a)	2,617	54,990
Valeant Pharmaceuticals International, Inc.	6,732	334,956
Vermilion Energy, Inc. (a)	2,270	117,916
Viterra, Inc.	8,523	103,038

		4,554,594

CHINA — 0.2%
ENN Energy Holdings, Ltd.	16,000	49,780
Shui On Land, Ltd.	75,718	34,850

		84,630

DENMARK — 1.6%
Danisco A/S	644	81,387
DSV A/S (a)	12,065	298,290
FLSmidth & Co. A/S (a)	919	78,395
Jyske Bank A/S (b)	4,207	187,606
Rockwool International A/S	130	16,046
William Demant Holding (a)(b)	260	22,545

		684,269

FINLAND — 1.8%
Cargotec Oyj	644	31,438
Elisa Oyj (a)	7,804	171,990
Kesko Oyj (Class B) (b)	966	45,238
Neste Oil Oyj	874	18,046
Nokian Renkaat Oyj	2,617	111,525
Orion OYJ (Class B) (a)	8,652	210,200
Outokumpu Oyj (a)	3,670	63,643
Pohjola Bank PLC (a)	4,797	65,487
Rautaruukki Oyj (a)	1,752	42,068
YIT Oyj	1,288	38,238

		797,873

FRANCE — 5.8%
Air France-KLM (b)	3,752	62,562
Arkema	514	46,748
Atos Origin SA (b)	3,194	187,537
Bourbon SA (a)	3,732	176,889
Compagnie Generale de Geophysique-Veritas (b)	3,222	116,343
Edenred (b)	2,903	87,728

See accompanying notes to financial statements.

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

EDF Energies Nouvelles SA	347	$18,318
Eiffage SA (a)	452	27,190
Euler Hermes SA (b)	274	26,130
Eurazeo	563	44,086
Fonciere Des Regions	629	67,116
Groupe Eurotunnel SA	11,162	118,911
ICADE	322	39,791
Iliad SA (a)	452	54,265
Imerys SA	452	33,181
Lagardere SCA	2,581	110,339
Metropole Television SA	514	13,451
Neopost SA (a)	2,608	228,760
Remy Cointreau SA	192	14,479
Rhodia SA	1,485	43,538
SCOR SE	11,454	312,328
Societe Television Francaise 1	2,387	43,884
Valeo SA (b)	5,026	293,534
Wendel	960	104,450
Zodiac Aerospace	3,285	239,194

		2,510,752

GERMANY — 4.9%
Aixtron AG (a)	2,145	94,043
Bilfinger Berger AG	2,644	229,816
Brenntag AG (b)	130	14,456
Celesio AG	514	12,641
Fraport AG	966	70,887
GEA Group AG	4,132	136,273
Hamburger Hafen und Logistik AG	644	29,999
Hochtief AG	966	104,048
Hugo Boss AG Preference Shares	260	21,769
Kabel Deutschland Holding AG (b)	1,613	85,609
Lanxess AG	4,638	347,387
MTU Aero Engines Holding AG	1,074	72,929
ProSiebenSat.1 Media AG Preference Shares	4,014	117,656
Rational AG	62	14,781
Rheinmetall AG	514	42,649
Rhoen-Klinikum AG	6,397	138,893
Salzgitter AG	904	71,456
SGL Carbon AG (a)(b)	1,945	95,336
SMA Solar Technology AG (a)	199	24,975
Software AG	452	74,983
Symrise AG	1,807	53,056
Tognum AG	1,835	66,143
TUI AG (a)(b)	3,650	43,680
United Internet AG	7,958	143,424

		2,106,889

GREECE — 1.0%
Alpha Bank AE (b)	16,772	108,295
EFG Eurobank Ergasias (b)	10,707	66,855
Hellenic Telecommunications Organization SA	8,773	98,104
OPAP SA	6,324	135,603
Public Power Corp. SA	2,581	44,905

		453,762

HONG KONG — 2.6%
ASM Pacific Technology, Ltd. (a)	3,100	38,919
Brightoil Petroleum Holdings, Ltd.	125,000	53,354
Chinese Estates Holdings, Ltd.	53,623	96,516
Fosun International	64,500	49,506
Fushan International Energy Group, Ltd.	70,000	50,397
Galaxy Entertainment Group, Ltd. (a)(b)	20,000	29,107
GCL Poly Energy Holdings, Ltd. (b)	231,000	141,958
Geely Automobile Holdings, Ltd. (a)	50,000	18,578
GOME Electrical Appliances Holdings, Ltd. (a)(b)	268,000	94,408
Hopewell Highway Infrastructure, Ltd. (a)	37,500	25,649
Hopewell Holdings	56,000	168,111
Hopson Development Holdings, Ltd. (a)(b)	12,000	13,607
Huabao International Holdings, Ltd.	35,000	53,817
Hysan Development Co., Ltd.	2,000	8,228
Melco Crown Entertainment Ltd. ADR (b)	3,782	28,743
Mongolia Energy Co., Ltd. (b)	128,000	25,836
NWS Holdings, Ltd.	79,079	120,984
Orient Overseas International, Ltd.	1,000	10,497
SJM Holdings, Ltd.	26,000	45,527
VTech Holdings, Ltd. (a)	2,600	29,499
Wing Hang Bank, Ltd.	2,000	23,553

		1,126,794

IRELAND — 0.6%
DCC PLC	1,288	41,071
Dragon Oil PLC (b)	9,145	87,210
Elan Corp. PLC (b)	12,215	84,158
The Governor & Co. of the Bank of Ireland (b)	92,898	29,003

		241,442

ISRAEL — 0.1%
Cellcom Israel, Ltd.	514	16,900
Partner Communications Co., Ltd.	644	12,267

		29,167

ITALY — 1.3%
Banca Carige SpA (a)	4,901	11,622
Banca Popolare dell’Emilia Romagna Scrl	3,170	38,238
Banca Popolare di Sondrio Scrl	1,288	10,967
Davide Campari-Milano SpA	7,462	50,553
EXOR SpA Preference Shares	5,754	146,408
Mediolanum SpA (a)	2,964	15,958
Parmalat SpA	49,874	167,315
Pirelli & C. SpA	6,627	58,307
Prysmian SpA	3,490	74,983

		574,351

JAPAN — 22.7%
Advantest Corp. (a)	4,900	88,564
Aeon Mall Co., Ltd. (a)	1,000	21,549
Alfresa Holdings Corp. (a)	2,300	88,664
Amada Co., Ltd. (a)	27,000	226,086
Aozora Bank, Ltd. (a)	27,000	61,245
Benesse Holdings, Inc. (a)	1,000	41,083
Brother Industries, Ltd. (a)	3,100	45,707
Cosmo Oil Co., Ltd. (a)	54,000	168,750
Credit Saison Co., Ltd. (a)	8,400	135,608

See accompanying notes to financial statements.

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

Daido Steel Co., Ltd. (a)	5,000	$28,535
DeNA Co., Ltd. (a)	2,600	94,269
Elpida Memory, Inc. (a)(b)	5,000	64,611
Fuji Heavy Industries, Ltd. (a)	33,000	213,417
Fukuoka Financial Group, Inc. (a)	49,000	204,561
Furukawa Electric Co., Ltd. (a)	31,000	125,676
Gree, Inc.	1,000	16,832
GS Yuasa Corp. (a)	6,000	40,034
Hamamatsu Photonics K.K. (a)	1,000	39,756
Hino Motors, Ltd. (a)	2,000	9,821
Hirose Electric Co., Ltd. (a)	2,300	248,649
Hisamitsu Pharmaceutical Co., Inc.	1,000	40,480
Hitachi Construction Machinery Co., Ltd. (a)	2,600	65,345
Hitachi Metals, Ltd. (a)	3,000	37,934
Hokkaido Electric Power Co., Inc. (a)	5,300	103,148
Hokuhoku Financial Group, Inc. (a)	76,000	148,552
Ibiden Co., Ltd. (a)	2,600	82,411
Idemitsu Kosan Co., Ltd. (a)	2,300	270,294
IHI Corp. (a)	23,000	56,334
Isetan Mitsukoshi Holdings, Ltd. (a)	16,300	147,306
J Front Retailing Co., Ltd.	31,000	129,416
Japan Real Estate Investment Corp. (a)	27	256,383
JGC Corp. (a)	3,000	70,475
JSR Corp. (a)	3,100	62,426
JTEKT Corp. (a)	2,600	33,943
Kajima Corp. (a)	57,000	160,244
Kawasaki Heavy Industries, Ltd. (a)	28,000	123,649
Kawasaki Kisen Kaisha, Ltd.	8,000	29,633
Keio Corp. (a)	4,000	23,986
Kikkoman Corp.	1,000	9,459
Konami Corp. (a)	5,700	105,912
Konica Minolta Holdings, Inc. (a)	11,500	96,712
Kuraray Co., Ltd. (a)	8,100	104,768
Kurita Water Industries, Ltd. (a)	4,900	145,380
Lawson, Inc. (a)	1,700	82,251
Makita Corp. (a)	2,100	98,057
Marui Group Co., Ltd. (a)	24,600	159,389
Mazda Motor Corp.	21,000	46,368
Medipal Holdings Corp. (a)	10,700	95,019
MEIJI Holdings Co., Ltd. (a)	1,000	40,360
Mitsubishi Gas Chemical Co., Inc. (a)	27,000	194,486
Mitsubishi Materials Corp. (a)	17,000	57,843
Mitsui Chemicals, Inc. (a)	23,000	81,588
Mizuho Trust & Banking Co., Ltd. (a)	17,000	15,384
Mizuko Securities Co., Ltd. (a)	5,000	13,333
Namco Bandai Holdings, Inc. (a)	13,500	147,738
Nankai Electric Railway Co., Ltd.	3,000	12,017
NGK Spark Plug Co., Ltd. (a)	4,000	54,826
Nippon Building Fund, Inc.	11	107,505
Nippon Express Co., Ltd. (a)	17,000	65,432
Nippon Meat Packers, Inc.	1,000	12,657
Nippon Paper Group, Inc. (a)	2,100	44,899
Nisshin Seifun Group, Inc. (a)	1,000	11,571
Nitori Holding Co., Ltd. (a)	1,050	92,610
Nomura Real Estate Holdings, Inc. (a)	1,000	15,215
Nomura Research Institute, Ltd. (a)	1,000	22,153
NSK, Ltd. (a)	6,000	51,906
NTN Corp. (a)	31,000	149,240
Obayashi Corp. (a)	48,000	214,286
Sankyo Co., Ltd. (a)	1,600	82,336
SBI Holdings, Inc. (a)	501	63,290
Sega Sammy Holdings, Inc. (a)	2,100	36,639
Seiko Epson Corp. (a)	2,100	33,750
Sekisui Chemical Co., Ltd.	1,000	7,855
Shimadzu Corp.	1,000	8,917
Shimano, Inc. (a)	5,300	265,703
Shimizu Corp. (a)	31,000	138,393
Showa Denko K.K. (a)	76,000	153,137
Showa Shell Sekiyu K.K. (a)	26,800	280,676
Sojitz Corp.	32,200	64,493
Stanley Electric Co., Ltd. (a)	8,200	136,040
Sumco Corp. (a)(b)	1,000	20,234
Sumitomo Heavy Industries, Ltd. (a)	9,000	58,965
Suzuken Co., Ltd.	2,600	68,827
Sysmex Corp. (a)	2,000	70,994
Taisei Corp. (a)	76,000	187,983
Taiyo Nippon Sanso Corp. (a)	2,000	16,723
Takashimaya Co., Ltd. (a)	23,000	147,358
Teijin, Ltd. (a)	6,000	26,931
The Bank of Kyoto, Ltd. (a)	23,000	204,247
The Chugoku Bank, Ltd.	1,000	11,390
The Gunma Bank, Ltd.	31,000	164,949
The Hachijuni Bank, Ltd. (a)	49,000	283,193
The Japan Steel Works, Ltd. (a)	5,000	39,274
The Joyo Bank, Ltd.	49,000	193,328
THK Co., Ltd. (a)	10,300	259,986
Tobu Railway Co., Ltd. (a)	7,000	28,716
Toho Co., Ltd. (a)	1,000	14,394
Tokyu Land Corp. (a)	4,000	17,471
TOTO, Ltd. (a)	2,000	16,144
Toyo Seikan Kaisha, Ltd. (a)	2,600	42,790
Trend Micro, Inc. (a)	2,600	69,486
Ube Industries, Ltd. (a)	57,000	182,251
Ushio, Inc. (a)	1,000	19,631
Yamaguchi Financial Group, Inc.	2,000	18,581
Yamaha Corp.	10,700	121,743
Yamaha Motor Co., Ltd. (a)(b)	2,600	45,550

		9,756,108

LUXEMBOURG — 0.8%
Acergy SA	8,035	202,917
Oriflame Cosmetics SA SDR (a)	2,482	128,499

		331,416

NETHERLANDS — 1.9%
Fugro NV	1,261	111,270
Gemalto NV	4,495	221,378
James Hardie Industries SE (b)	5,995	37,818
Koninklijke Boskalis Westminster NV	3,438	182,055
QIAGEN NV (a)(b)	5,787	115,753
SBM Offshore NV	5,242	152,349

		820,623

NEW ZEALAND — 0.2%
Contact Energy, Ltd. (b)	10,519	46,696
Fletcher Building, Ltd. (a)	4,881	34,773

		81,469

See accompanying notes to financial statements.

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

NORWAY — 0.9%
Aker Solutions ASA	3,750	$86,162
Marine Harvest	66,003	81,970
Renewable Energy Corp. ASA (a)(b)	10,129	35,541
Schibsted ASA	514	15,081
Storebrand ASA (b)	17,494	150,059

		368,813

PORTUGAL — 0.2%
Banco Comercial Portugues SA (a)	49,798	40,705
Brisa Auto-Estradas de Portugal SA (a)	1,678	11,365
Cimpor Cimentos de Portugal SGPS SA	2,581	18,731
Sonae	14,998	17,538

		88,339

SINGAPORE — 1.9%
Ascendas REIT	22,000	35,605
CapitaCommercial Trust (a)	25,000	27,568
CapitaMall Trust (a)	107,000	159,587
Cosco Corp. Singapore, Ltd. (a)	20,000	32,527
Flextronics International, Ltd. (a)(b)	20,700	154,629
Golden Agri-Resources, Ltd.	162,000	88,679
Keppel Land, Ltd. (a)	10,000	35,621
Neptune Orient Lines, Ltd. (a)(b)	36,000	55,407
Olam International, Ltd. (a)	35,096	77,960
Singapore Press Holdings, Ltd. (a)	43,000	134,407

		801,990

SOUTH KOREA — 7.0%
BS Financial Group, Inc. (b)	4,620	66,966
Celltrion, Inc.	2,709	85,941
Cheil Industries, Inc.	1,811	192,335
CJ CheilJedang Corp.	119	24,951
CJ Corp.	514	34,440
Daelim Industrial Co. Ltd.	874	85,253
Daewoo Engineering & Construction Co., Ltd. (b)	5,462	60,000
Daewoo International Corp.	1,309	44,331
Daewoo Securities Co., Ltd. (b)	2,860	58,402
Daewoo Securities Co., Ltd. Preference Shares (b)	2,718	20,937
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	2,430	75,429
Doosan Corp.	514	67,006
Doosan Infracore Co., Ltd. (b)	2,590	72,131
Glovis Co., Ltd.	607	86,323
GS Engineering & Construction Corp.	958	100,433
GS Holdings	802	68,286
Hanjin Shipping Co., Ltd.	1,400	43,585
Hankook Tire Co., Ltd.	1,560	50,983
Hanwha Chemical Corp.	1,920	75,788
Hanwha Corp.	2,918	134,601
Honam Petrochemical Corp.	389	137,415
Hyosung Corp.	532	42,678
Hyundai Department Store Co., Ltd.	260	33,657
Hyundai Merchant Marine Co., Ltd.	2,186	68,552
Hyundai Mipo Dockyard Co., Ltd.	290	49,437
Hyundai Securities Co., Ltd. (b)	5,562	66,930
Kangwon Land, Inc.	3,220	74,706
KCC Corp.	155	51,363
KEPCO Plant Service & Engineering Co., Ltd.	260	9,173
Korea Zinc Co., Ltd.	320	116,396
Korean Air Lines Co., Ltd.	766	45,948
LG Innotek Co., Ltd.	260	27,613
LG Uplus Corp.	4,880	27,537
LS Industrial Systems Co., Ltd.	389	28,724
LS Uplus Corp.	607	60,869
NCSoft Corp. (b)	477	108,928
Samsung Engineering Co., Ltd.	959	182,717
Samsung Securities Co., Ltd. (b)	1,500	110,215
Samsung Techwin Co., Ltd.	1,159	84,314
SK C&C Co., Ltd.	774	68,584
SK Holdings Co., Ltd.	698	104,991
SK Networks Co., Ltd.	1,660	18,613
Woongjin Coway Co., Ltd.	880	30,364

		2,997,845

SPAIN — 2.4%
Abengoa SA (a)	774	25,669
Acerinox SA (a)	3,225	63,729
Banco de Valencia SA (a)(b)	9,013	40,417
Bankinter SA (a)	6,968	47,859
Bolsas y Mercados Espanoles (a)	3,683	112,214
Ebro Puleva SA (a)	2,436	57,316
EDP Renovaveis SA (b)	1,935	13,916
Enagas	2,396	54,131
Gestevision Telecinco SA (a)	3,355	38,460
Grifols SA (a)	3,893	67,952
Grupo Catalana Occidente SA	874	19,324
Indra Sistemas SA (a)	13,226	265,582
Inmobiliaria Colonial SA (b)	201,520	22,878
International Consolidated Airlines Group SA (b)(c)	12,421	45,196
International Consolidated Airlines Group SA (a)(b)(c)	10,516	38,756
Obrascon Huarte Lain SA	1,034	37,403
Prosegur Cia de Seguridad SA	514	30,636
Tecnicas Reunidas SA	607	36,540

		1,017,978

SWEDEN — 3.0%
Boliden AB	6,101	131,529
Elekta AB (Class B)	2,192	87,702
Getinge AB (Class B)	7,677	189,601
Hakon Invest AB	1,034	18,243
Hexagon AB (Class B)	4,828	115,335
Holmen AB (a)	389	13,455
Husqvarna AB	1,678	14,257
Husqvarna AB (Class B)	8,371	71,789
Industrivarden AB	4,460	86,607
Lundbergforetagen AB	389	30,215
Meda AB (Class A) (a)	5,006	48,248
Modern Times Group AB (Class B)	2,828	215,180
Ratos AB (Class B)	1,807	71,382
Securitas AB (Class B)	7,292	86,867
SSAB AB (b)	774	10,717
SSAB AB (Series A) (b)	6,361	100,783

		1,291,910

See accompanying notes to financial statements.

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

SWITZERLAND — 3.5%
Aryzta AG	2,447	$125,714
Baloise Holding AG	1,735	172,580
Banque Cantonale Vaudoise	107	60,877
Basellandschaftliche Kantonalbank	17	23,785
Clariant AG (b)	7,840	142,000
Dufry Group (b)	130	15,020
GAM Holding AG (b)	5,302	101,131
Logitech International SA (a)(b)	2,349	42,469
Lonza Group AG	644	54,239
Panalpina Welttransport Holding AG (b)	496	62,132
Partners Group Holding AG	340	65,261
PSP Swiss Property AG (b)	905	74,836
Sika AG	25	60,447
Straumann Holding AG	218	56,284
Sulzer AG	1,300	196,666
Swiss Life Holding AG (b)	532	88,274
Swiss Prime Site AG (b)	1,154	91,389
Valiant Holding AG	405	55,691

		1,488,795

UNITED KINGDOM — 13.5%
3i Group PLC	23,545	112,809
Aberdeen Asset Management PLC	10,641	35,956
African Barrick Gold, Ltd.	1,161	10,077
AMEC PLC	7,914	151,341
Amlin PLC	12,139	74,272
Ashmore Group PLC	5,227	27,767
Babcock International Group PLC	8,271	82,332
Balfour Beatty PLC	34,711	191,290
Bunzl PLC	10,785	128,708
Cable & Wireless Communications PLC	24,641	17,995
Cable & Wireless Worldwide PLC	46,833	39,375
Capital Shopping Centres Group PLC	5,056	31,040
Cobham PLC	68,074	251,192
Croda International PLC	1,418	38,141
Daily Mail & General Trust PLC	2,065	16,358
Derwent London PLC	644	16,961
Drax Group PLC	17,187	109,235
easyJet PLC (b)	5,225	28,552
FirstGroup PLC	16,693	87,312
GKN PLC	26,557	85,522
Hammerson PLC	11,912	85,333
Hargreaves Lansdown PLC (a)	1,678	16,408
Hays PLC	84,815	158,115
Hikma Pharmaceuticals PLC	1,418	16,775
Home Retail Group PLC	22,292	69,000
Homeserve PLC	1,678	11,951
ICAP PLC	10,372	87,784
IG Group Holdings PLC	7,504	54,922
IMI PLC	4,257	70,285
Informa PLC	35,228	235,305
Inmarsat PLC	25,335	245,289
Intercontinental Hotels Group PLC	5,584	114,392
Intertek Group PLC	10,537	343,548
Invensys PLC	21,581	119,416
Investec PLC	23,802	182,259
ITV PLC (b)	94,683	117,396
John Wood Group PLC	5,805	59,320
Logica PLC	81,438	171,009
London Stock Exchange Group PLC	5,600	74,730
Lonmin PLC	4,134	112,851
Meggitt PLC	7,612	41,839
Misys PLC (b)	2,822	14,303
Mondi PLC	7,222	69,401
Northumbrian Water Group PLC	8,785	46,780
Pennon Group PLC	21,760	218,001
Petropavlovsk PLC	4,469	71,493
Premier Oil PLC (b)	2,760	88,217
Rentokil Initial PLC (b)	39,284	56,673
Rexam PLC	25,484	148,447
Rotork PLC	774	21,662
Segro PLC	16,291	83,955
Serco Group PLC	28,403	254,049
Severn Trent PLC	5,555	130,093
Tate & Lyle PLC	12,473	115,463
The Sage Group PLC	31,574	140,751
The Weir Group PLC	4,516	125,306
Thomas Cook Group PLC	13,699	37,462
Travis Perkins PLC	3,137	51,089
Tui Travel PLC (a)	33,964	123,585
United Business Media PLC	1,161	11,138
Whitbread PLC	2,723	72,020

		5,804,050

TOTAL COMMON STOCKS —
(Cost $36,194,927)		42,733,805

SHORT TERM INVESTMENTS — 18.1%
UNITED STATES — 18.1%
MONEY MARKET FUNDS — 18.1%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	7,786,753	7,786,753
State Street Institutional Liquid Reserves Fund 0.19% (e)(f)	3,414	3,414

TOTAL SHORT TERM INVESTMENTS —
(Cost $7,790,167)		7,790,167

TOTAL INVESTMENTS — 117.5%
(Cost $43,985,094)		50,523,972
OTHER ASSETS & LIABILITIES — (17.5)%		(7,522,955)

NET ASSETS — 100.0%		$43,001,017

(a)	Security, or portion thereof, was on loan at March 31, 2011.
(b)	Non-income producing security.
(c)	Reflects seperate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
REIT = Real Estate Investment Trust
SDR = Swedish Depositary Receipt

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
BRAZIL — 6.9%
Aliansce Shopping Centers SA	79,054	$641,471
American Banknote SA	64,063	785,650
Anhanguera Educacional Participacoes SA	154,195	3,789,590
B2W Companhia Global do Varejo	57,922	795,793
Banco ABC Brasil SA Preference Shares	39,592	301,792
BR Properties SA	159,182	1,678,175
Brasil Brokers Participacoes SA	203,420	1,062,898
Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais SA (a)	797,307	411,703
Centrais Eletricas de Santa Catarina SA Preference Shares	42,040	1,111,505
CETIP SA — Balcao Organizado de Ativos e Derivativos	167,038	2,772,415
Cia Energetica do Ceara Preference Shares	24,015	496,022
Companhia de Saneamento de Minas Gerais-Copasa MG	64,240	1,085,969
Companiha de Tecidos Norte de Minas-Coteminas Preference Shares	149,154	430,935
Confab Industrial SA Preference Shares	682,212	1,845,233
Contax Participacoes SA Preference Shares	59,049	900,209
Cremer SA	64,693	595,728
Drogasil SA	124,116	973,549
Eternit SA	126,013	865,262
Even Construtora e Incorporadora SA	241,711	1,251,087
Ez Tec Empreendimentos e Participacoes SA	100,615	865,904
Ferbasa-Ferro Ligas DA Bahia Preference Shares	71,254	562,411
Fleury SA	51,347	765,431
Iguatemi Empresa de Shopping Centers SA	35,422	868,811
Iochpe-Maxion SA	85,061	1,133,624
LPS Brasil Consultoria de Imoveis SA	32,836	773,087
Lupatech SA (a)	122,169	1,050,650
Magnesita Refratarios SA (a)	230,399	1,218,031
Marcopolo SA Preference Shares	738,877	3,106,758
Mills Estruturas e Servicos de Engenharia SA	89,109	983,253
Obrascon Huarte Lain Brasil SA	33,091	1,259,157
Odontoprev SA	95,667	1,569,015
Paranapanema SA (a)	155,162	504,569
Randon SA Implementos e Participacoes Preference Shares	426,358	2,922,325
Santos Brasil Participacoes SA	32,102	522,552
Sao Martinho SA	88,102	1,385,911
Sao Paulo Alpargatas SA Preference Shares	155,996	1,074,016
Saraiva SA Livreiros Editores Preference Shares	32,757	761,158
SLC Agricola SA	62,398	879,920
Tempo Participacoes SA (a)	231,413	556,216

		44,557,785

CHILE — 1.7%
Almendral SA	8,626,575	1,062,231
Empresas La Polar SA	662,790	3,524,551
Inversiones Aguas Metropolitanas SA	503,825	764,439
Masisa SA (a)	7,491,795	1,157,034
Parque Arauco SA	629,246	1,392,050
Sonda SA	226,739	558,152
Vina Concha y Toro SA	1,080,454	2,514,257

		10,972,714

CHINA — 8.6%
Anhui Expressway Co., Ltd.	2,928,000	2,345,201
AsiaInfo-Linkage, Inc. (a)(b)	36,947	799,903
BYD Electronic International Co., Ltd.	665,000	423,202
Camelot Information Systems Inc. ADR (a)	13,425	222,721
China Automation Group, Ltd. (b)	731,000	567,643
China Green Holdings, Ltd. (b)	1,785,000	1,374,630
China Hongxing Sports, Ltd. (c)	4,678,000	426,791
China Huiyuan Juice Group, Ltd. (b)	2,238,900	1,519,811
China Medical Technologies, Inc. ADR (a)(b)	42,705	497,086
China Minzhong Food Corp., Ltd. (a)(b)	899,000	1,162,531
China Resources Gas Group, Ltd.	724,000	988,517
China SCE Property Holdings, Ltd.	1,656,000	434,322
China Shanshui Cement Group, Ltd. (b)	3,924,000	3,662,575
China Vanadium Titano — Magnetite Mining Co., Ltd. (a)(b)	949,000	408,726
China Wireless Technologies, Ltd.	1,468,000	549,212
Chongqing Machinery & Electric Co., Ltd.	2,100,000	715,461
E-House China Holdings, Ltd. (b)	44,683	525,025
First Tractor Co., Ltd. (b)	762,500	916,584
Giant Interactive Group, Inc. ADR	157,796	1,175,580
Great Wall Technology Co., Ltd.	984,000	488,319
Haitian International Holdings, Ltd.	722,000	928,235
Harbin Power Equipment Co., Ltd. (b)	1,902,000	1,968,463
Hidili Industry International Development, Ltd. (b)	931,000	822,294
Home Inns & Hotels Management, Inc. ADR (a)(b)	79,094	3,129,750
Kingsoft Corp., Ltd.	895,000	537,354
Livzon Pharmaceutical, Inc.	95,200	305,371
Longcheer Holdings, Ltd.	872,000	200,619
Lonking Holdings, Ltd. (b)	3,028,000	2,129,434
Minth Group, Ltd.	614,000	1,029,359
NVC Lighting Holdings, Ltd.	2,540,000	1,257,232
O-Net Communications Group, Ltd. (a)	670,000	442,750
Pacific Online, Ltd.	1,098,000	587,241
Peak Sport Products Co., Ltd. (b)	869,000	596,598
Ports Design, Ltd.	1,117,500	2,577,454
Real Gold Mining, Ltd. (a)(b)	267,500	380,364

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

Semiconductor Manufacturing International Corp. (a)(b)	28,926,000	$2,231,313
Shanghai Electric Group Co., Ltd.	4,920,000	2,460,569
Shenguan Holdings Group, Ltd.	790,005	924,256
Shenzhen International Holdings, Ltd.	28,060,000	2,453,113
Shenzhou International Group Holdings, Ltd.	479,000	565,326
Sohu.com, Inc. (a)	30,075	2,687,502
Sound Global, Ltd. (a)(b)	907,000	518,080
Suntech Power Holdings Co., Ltd. ADR (a)(b)	129,637	1,278,221
TCL Communication Technology Holdings, Ltd.	744,000	720,259
Tianjin Tianlian Public Utilities Co., Ltd. (a)	836,000	174,117
Tong Ren Tang Technologies Co., Ltd.	273,000	919,570
Travelsky Technology, Ltd.	679,000	662,571
WuXi PharmaTech Cayman, Inc. ADR (a)	58,076	897,855
Xinjiang Xinxin Mining Industry Co., Ltd. (b)	2,929,000	1,784,919
Zhejiang Southeast Electric Power Co.	1,419,200	892,677

		55,266,706

CZECH REPUBLIC — 0.4%
Philip Morris CR AS	3,778	2,275,976

EGYPT — 1.4%
Arab Cotton Ginning	132,609	82,776
Citadel Capital Corp/Cairo (a)	373,704	360,567
Eastern Tobacco	26,645	471,066
Egyptian for Tourism Resorts (a)	4,497,435	943,333
Egyptian Kuwait Holding Co.	675,442	925,356
ElSwedy Electric Co. (a)	83,756	558,654
Ezz Steel (a)	502,261	927,070
Juhayna Food Industries (a)	544,280	534,279
Maridive & Oil Services SAE	233,443	789,037
Medinet Nasr Housing (a)	33,517	128,905
Misr Beni Suef Cement Co.	43,374	480,793
Olympic Group Financial Investments	60,483	365,364
Palm Hills Developments SAE (a)	1,323,421	621,794
Sidi Kerir Petrochemicals Co.	149,652	366,628
Six of October Development & Investment Co. (a)	75,150	795,572
Suez Cement Co.	54,940	368,756

		8,719,950

HONG KONG — 5.5%
361 Degrees International, Ltd. (b)	607,000	378,487
Asian Citrus Holdings, Ltd.	573,341	637,603
BaWang International Group Holding, Ltd. (b)	924,000	274,413
Beijing Capital Land, Ltd. (a)	1,372,400	506,388
China Everbright International, Ltd. (b)	4,827,000	2,352,000
China Foods, Ltd. (b)	744,000	453,390
China Forestry Holdings, Ltd. (b)(c)	1,618,000	613,651
China High Precision Automation Group, Ltd.	740,000	535,625
China Lilang, Ltd.	585,000	774,665
China Pharmaceutical Group, Ltd. (b)	930,000	551,194
China Power International Development, Ltd. (b)	10,037,000	2,142,066
China State Construction International Holdings, Ltd. (b)	1,302,000	1,188,475
China Travel International Investment Hong Kong, Ltd. (a)	8,010,000	1,678,576
CIMC Enric Holdings, Ltd. (a)	725,000	277,763
Citic 21CN Co., Ltd. (a)	2,419,500	348,389
Citic Resources Holdings, Ltd. (a)	2,580,000	560,567
Comba Telecom Systems Holdings, Ltd. (b)	717,350	840,176
Dawnrays Pharmaceutical Holdings, Ltd.	956,000	371,181
Digital China Holdings, Ltd.	694,000	1,308,020
Fufeng Group, Ltd.	710,000	486,526
Global Bio-Chem Technology Group Co., Ltd. (a)(b)	2,404,000	392,518
Greentown China Holdings, Ltd.	658,000	691,990
GZI Transportation, Ltd.	1,096,549	620,300
Haier Electronics Group Co., Ltd. (a)	720,000	809,956
Hengdeli Holdings, Ltd.	1,508,000	794,888
Hua Han Bio-Pharmaceutical Holdings, Ltd.	1,244,800	388,890
Ju Teng International Holdings, Ltd.	972,000	302,414
Kaisa Group Holdings, Ltd. (a)(b)	2,686,000	942,735
Kingway Brewery Holdings, Ltd. (a)	1,470,000	464,915
Lijun International Pharmaceutical Holdings, Ltd. (b)	1,070,000	299,889
PCD Stores, Ltd. (b)	2,437,000	667,354
Ruinian International, Ltd.	633,000	443,528
Shenzhen Investment, Ltd.	2,202,000	733,226
Shougang Concord International Enterprises Co., Ltd. (a)(b)	10,440,000	1,436,168
Sino Biopharmaceutical (b)	2,764,000	1,034,075
Sinotrans Shipping, Ltd. (b)	1,389,000	450,012
Tianjin Port Development Holdings, Ltd. (b)	5,080,000	1,221,311
Tianneng Power International, Ltd.	1,028,000	500,903
TPV Technology, Ltd. (b)	1,428,000	859,201
United Energy Group, Ltd. (a)(b)	4,700,000	725,104
Vinda International Holdings, Ltd. (b)	490,000	482,554
VODone, Ltd. (b)	2,290,000	741,920
Wasion Group Holdings, Ltd. (b)	635,000	341,249
Yingde Gases (a)	1,342,500	1,123,612
Yip’s Chemical Holdings, Ltd.	454,000	500,216
Yuexiu Property Co., Ltd. (a)(b)	10,158,000	2,259,307

		35,507,390

HUNGARY — 0.1%
Egis Gyogyszergyar Nyrt	5,846	622,880

INDIA — 9.2%
Amtek Auto, Ltd.	341,093	1,139,654
Anant Raj Industries, Ltd.	422,899	795,158
Aurobindo Pharma, Ltd.	193,555	857,423
Bajaj Finserv, Ltd.	41,414	486,437
Bajaj Hindusthan, Ltd.	227,807	364,736
Bajaj Holdings and Investment, Ltd.	38,862	689,311

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

Balrampur Chini Mills, Ltd. (a)	303,892	$477,695
Bharat Forge, Ltd.	376,545	2,921,506
Bhushan Steel, Ltd.	73,589	721,121
Biocon, Ltd.	81,826	631,195
CESC, Ltd.	218,141	1,528,626
Core Projects & Technologies, Ltd.	99,130	689,097
Coromandel International, Ltd.	119,541	761,288
Dewan Housing Finance, Corp. Ltd.	92,810	555,674
Edelweiss Capital, Ltd.	349,292	310,952
Educomp Solutions, Ltd.	116,970	1,101,635
Emami, Ltd.	69,138	617,041
Era Infra Engineering, Ltd.	135,819	574,707
Escorts, Ltd.	169,359	542,313
Essar Shipping Ports & Logistics, Ltd. (a)	196,709	416,840
Federal Bank, Ltd.	114,590	1,077,935
Financial Technologies India, Ltd.	23,647	466,630
Fortis Healthcare, Ltd. (a)	173,831	589,766
Gateway Distriparks, Ltd.	223,357	608,040
GlaxoSmithKline Consumer Healthcare, Ltd.	16,613	838,157
Glenmark Pharmaceuticals, Ltd.	401,594	2,543,113
Godrej Industries, Ltd.	107,455	439,988
GTL, Ltd.	151,012	1,401,928
Gujarat Gas Co., Ltd.	85,907	741,657
Gujarat NRE Coke, Ltd.	448,034	496,309
GVK Power & Infrastructure, Ltd. (a)	1,025,783	598,057
HCL Infosystems, Ltd.	227,718	523,402
Hindustan Construction Co.	521,924	425,427
IFCI, Ltd.	679,025	804,720
India Cements, Ltd.	543,777	1,170,593
India Infoline, Ltd.	268,331	451,280
Indiabulls Financial Services, Ltd.	352,052	1,223,242
Indiabulls Real Estate, Ltd. (a)	354,467	1,001,124
Indian Hotels Co., Ltd.	332,323	634,167
IVRCL Infrastructures & Projects, Ltd.	1,035,752	1,904,511
Jammu & Kashmir Bank, Ltd.	41,218	808,647
Mahindra & Mahindra Financial Services	56,155	974,638
Marico, Ltd.	262,652	812,781
MAX India, Ltd. (a)	463,295	1,655,998
Moser Baer India, Ltd.	893,242	827,243
Motherson Sumi Systems, Ltd.	165,391	793,669
Nagarjuna Construction Co., Ltd.	618,934	1,404,555
Opto Circuits India, Ltd.	114,321	712,920
Patni Computer Systems, Ltd.	271,870	2,904,946
Phoenix Mills, Ltd.	104,864	432,671
Punj Lloyd, Ltd.	560,628	815,893
Rajesh Exports, Ltd.	242,224	588,247
REI Agro, Ltd.	1,188,493	724,902
Rolta India, Ltd.	160,356	501,259
Shree Renuka Sugars, Ltd.	433,620	678,215
Sintex Industries, Ltd.	599,305	2,045,391
Strides Arcolab, Ltd.	57,990	481,137
Suzlon Energy, Ltd. (a)	918,019	916,063
Tata Chemicals, Ltd.	81,891	628,024
Tata Global Beverages, Ltd.	320,283	706,353
Thermax, Ltd.	43,550	592,093
United Breweries, Ltd.	76,033	825,033
United Phosphorus, Ltd.	615,270	2,079,873
Voltas, Ltd.	153,802	631,832
Welspun-Gujarat Stahl, Ltd.	329,925	1,524,040

		59,188,878

INDONESIA — 2.7%
Alam Sutera Realty Tbk PT	20,967,500	686,275
Bakrie and Brothers Tbk PT (a)	107,474,500	789,936
Bakrie Sumatera Plantations Tbk PT	10,383,500	429,292
Bakrie Telecom Tbk PT (a)	25,873,000	1,054,828
Bakrieland Development Tbk PT	43,385,500	697,556
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT (a)	5,598,000	816,475
Bank Tabungan Negara Tbk PT	3,273,000	631,483
Barito Pacific Tbk PT (a)	3,409,000	375,842
Bisi International PT (a)	1,941,000	385,637
Bumi Serpong Damai PT	9,028,500	870,966
Darma Henwa PT Tbk (a)	109,967,542	757,744
Delta Dunia Makmur Tbk PT (a)	4,671,000	600,806
Energi Mega Persada Tbk PT (a)	38,427,500	564,883
Gajah Tunggal Tbk PT	2,281,500	582,984
Holcim Indonesia Tbk PT (a)	2,206,000	513,023
Indah Kiat Pulp & Paper Corp. Tbk PT (a)	2,881,500	562,567
Indika Energy Tbk PT	1,578,500	716,058
Japfa Comfeed Indonesia Tbk PT	1,273,000	504,376
Kawasan Industri Jababeka Tbk PT (a)	29,914,500	401,952
Lippo Karawaci Tbk PT	24,550,250	1,719,857
Medco Energi Internasional Tbk PT	1,550,000	511,771
Pakuwon Jati Tbk PT (a)	4,517,000	461,686
Pembangunan Perumahan Persero PT Tbk	5,825,500	475,005
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	3,523,000	920,451
Summarecon Agung Tbk PT	6,633,000	883,638
Timah Tbk PT	1,939,000	617,941

		17,533,032

MALAYSIA — 5.8%
AirAsia Bhd (a)	3,045,100	2,704,521
Alliance Financial Group Bhd	2,363,600	2,473,830
Batu Kawan BHD	63,300	318,512
Berjaya Corp. Bhd	3,298,100	1,241,381
Berjaya Corp. Bhd (a)	50	11
Berjaya Sports Toto Bhd	413,700	581,878
Boustead Holdings Bhd	182,900	353,873
Bursa Malaysia Bhd	965,500	2,655,424
EON Capital Bhd (a)	122,300	282,658
Fraser & Neave Holdings Bhd	198,800	1,025,260
Genting Plantations Bhd	561,200	1,482,328
IGB Corp. Bhd	2,919,867	2,082,348
Kencana Petroleum Bhd	1,655,900	1,432,425
KNM Group Bhd (a)	2,873,637	2,618,651
Kulim Malaysia Bhd	2,991,000	3,288,495
Lafarge Malayan Cement Bhd	511,800	1,250,456
Malaysian Bulk Carriers Bhd	737,600	677,021
Malaysian Resources Corp. Bhd	450,600	327,303
Media Prima Bhd	1,368,800	1,161,475

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

Parkson Holdings Bhd	1,025,667	$1,930,269
SP Setia Bhd	1,638,000	3,407,148
Sunway Real Estate Investment Trust	3,625,500	1,268,850
TAN Chong Motor Holdings Bhd	688,300	1,104,462
Top Glove Corp. Bhd	774,500	1,375,752
UEM Land Holdings Bhd (a)	1,634,000	1,526,775
Wah Seong Corp Bhd	1,169,400	814,671

		37,385,777

MEXICO — 3.3%
Axtel SAB de CV (a)(b)	1,975,898	1,156,607
Bolsa Mexicana de Valores SAB de CV	434,204	913,097
Consorcio ARA SAB de CV	2,515,406	1,544,237
Corporacion GEO SAB de CV (a)	787,079	2,205,123
Desarrolladora Homex SAB de CV (a)	107,760	490,869
Empresas ICA SAB de CV (a)	845,022	1,920,367
Genomma Lab Internacional SA de CV (a)	228,885	517,081
Grupo Aeroportuario del Pacifico SAB de CV	332,673	1,420,403
Grupo Aeroportuario del Sureste SAB de CV	514,361	3,023,379
Industrias CH SAB, Series B (a)	551,021	2,266,603
Promotora y Operadora de Infraestructura SAB de CV (a)	560,772	2,368,408
TV Azteca SAB de CV	4,281,135	2,980,588
Urbi Desarrollos Urbanos SA de CV (a)	169,089	392,644

		21,199,406

MOROCCO — 0.2%
Alliances Developpement Immobilier SA	1,194	103,445
Ciments du Maroc	759	105,785
Holcim Maroc SA	561	176,523
Label Vie	2,287	358,089
Samir (a)	5,599	402,831

		1,146,673

PERU — 0.3%
Alicorp SA	688,596	1,326,822
Grana y Montero SA	277,593	615,112

		1,941,934

PHILIPPINES — 1.6%
ABS-CBN Holdings Corp, PDR	175,520	177,947
Alliance Global Group, Inc.	3,770,500	1,035,584
DMCI Holdings, Inc.	1,033,100	889,085
Energy Development Corp.	7,636,800	1,057,538
First Philippine Holdings Corp.	240,930	318,649
GMA Holdings, Inc.	4,099,200	660,217
International Container Terminal Services, Inc.	802,100	770,681
Jollibee Foods Corp.	432,740	869,468
Megaworld Corp.	46,932,000	2,281,717
Metro Pacific Investments Corp.	4,942,750	371,276
Philex Mining Corp.	1,642,900	567,066
Semirara Mining Corp.	146,840	767,357
Universal Robina Corp.	867,500	675,611

		10,442,196

POLAND — 3.1%
Agora SA	101,014	931,665
Asseco Poland SA	117,629	2,232,780
Bank Millennium SA (a)	761,261	1,562,950
Boryszew SA (a)	246,311	190,831
Ciech SA (a)	44,425	420,376
Echo Investment SA (a)	509,711	879,555
Emperia Holding SA	15,613	620,209
Eurocash SA	60,128	660,442
Globe Trade Centre SA (a)	148,413	1,112,209
Grupa Lotos SA (a)	155,374	2,415,750
LPP SA	923	669,594
Lubelski Wegiel Bogdanka SA (a)	35,490	1,564,780
Netia SA (a)	564,645	1,043,945
Orbis SA (a)	36,379	511,171
PBG SA	20,464	1,354,850
Polimex- Mostostal SA	998,024	1,237,162
Synthos SA (a)	854,725	1,207,018
TVN SA	180,681	1,154,231

		19,769,518

RUSSIA — 1.1%
AK Transneft OAO Preference Shares	1,462	2,152,926
Integra Group Holdings GDR (a)	411,499	1,419,672
OGK-2 OAO (a)	9,725,427	525,173
PIK Group GDR (a)	296,275	1,330,275
Vsmpo-Avisma Corp.	12,243	1,506,423

		6,934,469

SOUTH AFRICA — 9.2%
Adcock Ingram Holdings, Ltd.	123,739	1,016,902
AECI, Ltd.	29,226	359,301
Afgri, Ltd.	1,632,872	1,654,746
Aquarius Platinum, Ltd.	386,445	2,140,825
Aveng, Ltd.	476,357	2,513,763
AVI, Ltd.	232,878	1,033,222
Barloworld, Ltd.	200,156	2,211,963
Capital Property Fund	934,290	1,098,848
Clicks Group, Ltd.	266,461	1,677,737
Coronation Fund Managers, Ltd.	847,905	2,232,831
DataTec, Ltd.	569,684	3,126,775
Gold Reef Resorts, Ltd.	549,978	1,301,829
Grindrod, Ltd.	956,397	2,098,302
Hosken Consolidated Investments, Ltd.	167,990	1,938,255
Illovo Sugar, Ltd.	144,365	573,449
JD Group, Ltd. (b)	372,249	2,665,432
JSE, Ltd.	281,677	2,917,011
Lewis Group, Ltd.	337,714	3,722,151
Life Healthcare Group Holdings, Ltd.	717,475	1,686,628
Merafe Resources, Ltd.	4,439,298	971,996
Metorex, Ltd. (a)	1,000,152	957,324
Mondi, Ltd.	139,008	1,363,459
Mr. Price Group, Ltd.	191,527	1,735,500
Murray & Roberts Holdings, Ltd.	262,874	1,032,137
Mvelaphanda Resources, Ltd. (a)(b)	324,723	1,842,809

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

Nampak, Ltd.	446,828	$1,450,326
Northam Platinum, Ltd. (b)	308,791	2,010,046
Pick’n Pay Holdings, Ltd. (b)	165,734	469,781
Reunert, Ltd.	346,381	3,001,871
SA Corporate Real Estate Fund	4,865,198	2,303,240
Sun International, Ltd.	61,184	819,172
The Spar Group, Ltd.	158,999	2,234,635
Tongaat Hulett, Ltd.	80,293	1,158,048
Wilson Bayly Holmes-Ovcon, Ltd.	98,946	1,580,923

		58,901,237

TAIWAN — 32.5%
A-DATA Technology Co., Ltd.	220,000	326,186
Ability Enterprise Co., Ltd.	386,000	570,340
Accton Technology Corp.	901,000	582,150
Action Electronics Co., Ltd. (a)	1,236,000	395,096
Adlink Technology, Inc.	233,000	435,788
Advanced Ceramic X Corp.	122,400	626,433
Advanced International Multitech Co., Ltd.	245,000	458,232
Advanced Power Electronics Corp.	338,398	266,976
Advanced Wireless Semiconductor Co.	220,000	370,326
Advantech Co., Ltd.	366,000	1,132,607
AGV Products Corp. (a)	1,179,000	507,179
Alcor Micro Corp.	214,000	348,947
Alpha Networks, Inc.	658,000	545,975
Altek Corp.	557,228	763,650
AmTRAN Technology Co., Ltd.	857,409	724,555
Anpec Electronics Corp.	267,000	265,125
Apex Biotechnology Corp.	423,000	940,751
Arcadyan Technology Corp.	133,039	234,803
Asia Optical Co., Inc. (a)	223,540	437,099
Asia Polymer	313,600	541,747
Asrock, Inc.	73,000	239,059
Aten International Co., Ltd.	148,000	249,884
Bank of Kaohsiung (a)	1,037,000	437,277
Basso Industry Corp.	368,000	312,856
BES Engineering Corp.	2,172,000	644,808
Biostar Microtech International Corp.	602,000	329,594
Cameo Communications, Inc.	883,350	386,005
Cando Corp./Taiwan (a)	601,952	466,717
Capital Securities Corp.	1,783,720	797,644
Career Technology Co., Ltd.	387,000	676,442
Catcher Technology Co., Ltd.	612,132	3,028,759
Cathay No. 1 REIT	733,000	300,115
Cathay Real Estate Development Co., Ltd.	1,479,000	719,219
Chang Wah Electromaterials, Inc.	129,000	596,603
Charoen Pokphand Enterprise	901,000	569,894
Chaun-Choung Technology Corp.	264,000	349,229
Cheng Loong Corp.	1,263,000	597,001
Cheng Uei Precision Industry Co., Ltd.	365,000	707,497
Chicony Electronics Co., Ltd.	459,690	823,820
Chien Kuo Construction Co., Ltd.	1,229,860	675,437
Chin-Poon Industrial Co.	640,000	522,333
China Bills Finance Corp.	2,573,394	953,871
China Chemical & Pharmaceutical Co., Ltd.	536,000	457,504
China Life Insurance Co., Ltd.	1,761,107	1,778,684
China Manmade Fibers Corp. (a)	1,479,000	792,146
China Motor Corp.	291,000	237,993
China Petrochemical Development Corp. (a)	1,929,780	2,457,629
China Steel Chemical Corp.	218,000	1,163,892
China Synthetic Rubber Corp.	700,000	665,329
Chipbond Technology Corp. (a)	623,000	907,811
Chong Hong Construction Co., Ltd.	276,860	626,093
Chroma ATE, Inc.	321,000	1,037,016
Chung Hung Steel Corp. (a)	573,807	347,330
Chunghwa Picture Tubes, Ltd. (a)	5,736,011	713,917
Clevo Co.	566,053	1,147,255
CMC Magnetics Corp. (a)	2,467,000	597,318
Coretronic Corp.	1,065,420	1,720,961
Crete Systems, Inc.	122,440	269,808
CTCI Corp.	694,000	790,608
CyberTAN Technology, Inc.	564,000	546,614
D-Link Corp.	991,904	924,223
Dahan Development Corp. (a)	260,000	803,700
Danen Technology Corp. (a)	214,000	433,000
Dimerco Express Taiwan Corp.	368,000	322,867
Dynamic Electronics Co., Ltd.	532,000	296,696
E.Sun Financial Holding Co., Ltd.	3,550,749	2,233,821
Elan Microelectronics Corp.	490,000	666,519
Elite Material Co., Ltd.	367,413	403,565
Elite Semiconductor Memory Technology, Inc.	387,000	590,242
ENG Electric Co., Ltd.	123,000	863,738
Entire Technology Co., Ltd.	151,374	586,831
Episil Technologies, Inc. (a)	715,000	492,366
Eternal Chemical Co., Ltd.	723,800	854,092
Everlight Chemical Industrial Corp.	329,000	340,115
Everlight Electronics Co., Ltd.	488,503	1,382,125
Excelsior Medical Co., Ltd.	141,328	425,332
Far Eastern Department Stores, Ltd.	928,269	1,466,278
Far Eastern International Bank	2,016,510	915,458
Faraday Technology Corp.	420,323	639,636
Farglory Land Development Co., Ltd.	123,000	262,258
Feng Hsin Iron & Steel Co., Ltd.	441,270	783,306
Feng TAY Enterprise Co., Ltd.	368,000	385,439
First Insurance Co., Ltd.	1,037,000	625,942
FLEXium Interconnect, Inc.	214,000	410,440
Forhouse Corp.	522,576	495,804
Formosa Epitaxy, Inc.	490,000	669,019
Formosa Sumco Technology Corp. (a)	362,000	923,265
Formosa Taffeta Co., Ltd.	848,000	852,138
Formosan Rubber Group, Inc.	643,000	611,152
Formosan Union Chemical (a)	1,242,000	745,458
Froch Enterprise Co., Ltd. (a)	878,000	552,361
FSP Technology, Inc.	354,630	447,410
Gallant Precision Machining Co., Ltd. (a)	569,000	283,470
Gemtek Technology Corp.	401,953	461,324
Genius Electronic Optical Co., Ltd. (a)	128,060	1,145,318
Genmont Biotech, Inc.	119,000	313,216
GeoVision, Inc.	114,000	438,066
Giant Manufacturing Co., Ltd.	365,994	1,487,300

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

Gigabyte Technology Co. Ltd.	280,000	$270,416
Gigastorage Corp.	403,831	685,262
Gintech Energy Corp.	464,006	1,475,339
Global Unichip Corp.	133,669	425,010
Goldsun Development & Construction Co., Ltd.	1,479,246	651,429
Grand Pacific Petrochemical	1,268,000	780,467
Grape King, Inc.	247,000	356,979
Great Wall Enterprise Co.	698,350	745,692
Greatek Electronics, Inc.	960,673	868,988
GTM Corp. (a)	670,000	455,682
HannStar Display Corp. (a)	5,505,474	979,159
Hey Song Corp.	840,000	662,711
Highwealth Construction Corp.	613,000	1,286,182
Himax Technologies, Inc. ADR (b)	378,176	896,277
Hiwin Technologies Corp.	246,840	1,578,084
Ho Tung Chemical Corp. (a)	1,157,920	659,553
Hong TAI Electric Industrial	951,000	459,225
Hotai Motor Co., Ltd.	366,000	1,076,599
Huaku Development Co., Ltd.	275,850	772,960
Huang Hsiang Construction Co.	278,000	664,595
I-Sheng Electric Wire & Cable Co., Ltd.	375,000	559,188
Ibase Technology, Inc.	219,701	346,289
IC Plus Corp. (a)	282,000	252,210
Inventec Co., Ltd.	2,489,775	1,270,013
ITE Technology, Inc.	280,000	458,470
J Touch Corp. (a)	148,020	458,056
Jess-Link Products Co., Ltd.	262,700	542,257
Jih Sun Financial Holdings Co., Ltd. (a)	1,089,686	515,078
Kaori Heat Treatment Co., Ltd. (a)	242,000	343,992
KEE TAI Properties Co., Ltd.	1,031,760	577,167
Kenda Rubber Industrial Co., Ltd.	368,000	458,021
KGI Securities Co., Ltd.	3,178,000	1,523,806
King Yuan Electronics Co., Ltd. (a)	1,288,994	710,105
King’s Town Bank (a)	1,266,000	712,506
Kinpo Electronics (a)	1,784,000	564,202
Kinsus Interconnect Technology Corp.	245,030	757,425
Kuoyang Construction Co., Ltd. (a)	670,000	467,074
KYE Systems Corp.	368,000	271,559
Laser Tek Taiwan Co., Ltd.	378,000	623,434
LCY Chemical Corp.	608,213	1,749,777
Lien Hwa Industrial Corp.	971,000	676,908
Lingsen Precision Industries, Ltd.	774,000	598,796
Long Bon International Co., Ltd.	658,000	232,710
Longwell Co.	393,000	518,538
Lumax International Corp., Ltd.	279,550	551,371
Macronix International Co., Ltd.	3,640,656	2,414,187
Makalot Industrial Co., Ltd.	397,000	931,529
Masterlink Securities Corp.	1,257,000	538,595
Mayer Steel Pipe Corp.	939,800	666,343
Micro-Star International Co. Ltd.	761,000	388,179
Microbio Co., Ltd. (a)	239,000	364,110
Mirle Automation Corp.	613,000	686,867
Mitac International Corp.	1,285,999	553,207
Mosel Vitelic, Inc. (a)	841,000	420,407
Motech Industries, Inc.	366,509	1,589,101
Nan Kang Rubber Tire Co., Ltd. (a)	551,000	839,433
Nantex Industry Co., Ltd.	489,840	414,773
Neo Solar Power Corp. (a)	328,000	823,165
Newmax Technology Co., Ltd.	122,232	544,519
Nien Hsing Textile Co., Ltd.	490,183	386,726
Novatek Microelectronics Corp.	560,572	1,650,844
Oriental Union Chemical Corp.	652,000	917,919
Pan-International Industrial Co., Ltd.	394,880	461,263
PC Home Online	129,000	796,202
Phison Electronics Corp.	129,595	724,955
Phytohealth Corp. (a)	220,000	392,022
PixArt Imaging, Inc.	106,000	436,162
Polaris Securities Co., Ltd.	2,897,920	1,961,084
Portwell, Inc.	409,000	396,392
Powerchip Technology Corp. (a)	5,685,280	1,231,538
Powercom Co., Ltd. (a)	257,000	589,921
Powertech Industrial Co., Ltd.	281,000	496,897
President Securities Corp.	1,032,320	623,117
Prime Electronics Satellitics, Inc.	612,822	518,908
Prime View International Co., Ltd. (a)	928,000	1,500,566
Prince Housing Development Corp.	966,000	583,085
Promate Electronic Co., Ltd.	602,000	450,377
Qisda Corp. (a)	1,652,080	1,000,018
Radiant Opto-Electronics Corp.	502,000	1,206,924
Radium Life Tech Co., Ltd.	552,490	627,520
Ralink Technology Corp.	118,000	377,196
Raydium Semiconductor Corp.	83,215	424,472
Realtek Semiconductor Corp.	496,469	891,421
RichTek Technology Corp.	122,477	847,570
Ritek Corp. (a)	3,554,596	1,066,143
Ruentex Development Co., Ltd.	613,000	996,426
Sampo Corp. (a)	2,098,171	700,663
San Fang Chemical Industry Co., Ltd.	286,100	339,547
Sanyang Industry Co., Ltd. (a)	1,161,000	684,996
Senao International Co., Ltd.	368,000	964,848
Sercomm Corp.	630,000	672,708
Sheng Yu Steel Co., Ltd.	490,000	353,255
Shih Wei Navigation Co., Ltd.	420,000	554,163
Shinkong Insurance Co., Ltd.	643,000	521,502
Shinkong Synthetic Fibers Corp.	1,807,918	808,465
Sigurd Microelectronics Corp.	832,000	766,742
Silicon Integrated Systems Corp.	730,000	412,086
Silicon Motion Technology Corp. ADR (a)	133,183	1,076,119
Simplo Technology Co., Ltd.	234,983	1,470,317
Sinbon Electronics Co., Ltd.	490,000	379,916
Sinmag Bakery Machine Corp.	134,000	537,704
Sino-American Silicon Products, Inc.	339,270	1,447,924
Sinon Corp.	1,286,000	590,380
Sinphar Pharmaceutical Co., Ltd.	328,733	358,843
Sintek Photronic Corp. (a)	903,000	829,102
Sinyi Realty Co.	368,000	662,003
Soft-World International Corp.	134,710	519,939
Solar Applied Materials Technology Corp.	257,307	600,250
Solartech Energy Corp.	267,516	768,711
Southeast Cement Co., Ltd.	1,010,000	487,715
Springsoft, Inc.	420,000	476,323
St. Shine Optical Co., Ltd.	104,000	1,280,261

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

Standard Foods Corp.	279,050	$759,152
Sunonwealth Electric Machine Industry Co. Ltd.	368,000	310,353
Sunrex Technology Corp.	338,000	340,224
Systex Corp.	416,000	573,642
T JOIN Transportation Co.	735,000	736,087
Ta Chong Bank Co., Ltd. (a)	1,653,600	615,745
Ta Ya Electric Wire & Cable	1,888,000	530,963
Taichung Commercial Bank (a)	1,783,628	758,178
Taiflex Scientific Co., Ltd.	270,128	613,625
Tainan Enterprises Co., Ltd.	259,000	360,230
Tainan Spinning Co., Ltd.	1,289,000	856,952
Taisun Enterprise Co., Ltd.	917,320	538,104
Taiwan Acceptance Corp.	417,000	777,093
Taiwan Business Bank (a)	3,240,400	1,289,262
Taiwan Cogeneration Corp.	1,502,120	1,034,395
Taiwan Fire & Marine Insurance Co.	543,880	466,080
Taiwan Hon Chuan Enterprise Co., Ltd.	256,840	644,578
Taiwan Hopax Chemicals Manufacturing Co., Ltd.	387,892	300,748
Taiwan IC Packaging Corp. (a)	1,171,000	342,063
Taiwan Land Development Corp. (a)	951,000	468,927
Taiwan Life Insurance Co., Ltd.	329,176	307,835
Taiwan Mask Corp.	1,242,800	511,379
Taiwan Secom	345,000	621,801
Taiwan Surface Mounting Technology Co., Ltd.	213,000	505,582
Taiyen Biotech Co., Ltd.	975,000	789,111
Tatung Co., Ltd. (a)(c)	6,061,268	1,391,310
Teco Electric & Machinery Co., Ltd.	2,688,000	1,883,012
Test-Rite International Co.	430,000	329,740
Thye Ming Industrial Co., Ltd.	515,196	711,304
Tong Hsing Electronic Industries Ltd.	129,000	644,857
Tong Yang Industry Co., Ltd.	484,000	696,213
Topco Scientific Co., Ltd.	404,000	553,660
Topoint Technology Co., Ltd.	368,000	359,784
Transcend Information, Inc.	258,000	705,395
Tripod Technology Corp.	465,255	2,048,885
TSRC Corp.	567,000	1,455,750
TTY Biopharm Co., Ltd.	110,060	581,991
Tung Ho Steel Enterprise Corp.	758,258	880,571
Tung Thih Electronic Co., Ltd.	122,372	457,753
TXC Corp.	368,000	683,277
TYC Brother Industrial Co., Ltd.	624,700	366,452
Tycoons Group Enterprise (a)	1,464,174	438,159
U-Ming Marine Transport Corp.	488,000	1,038,845
Unitech Computer Co., Ltd.	735,000	413,659
Unity Opto Technology Co., Ltd.	387,801	722,680
Universal Cement Corp.	765,800	488,285
Unizyx Holding Corp. (a)	843,000	772,579
UPC Technology Corp.	971,000	719,834
USI Corp.	863,560	1,174,652
Ve Wong Corp.	443,604	340,172
Via Technologies, Inc. (a)	858,062	904,559
Visual Photonics Epitaxy Co., Ltd.	268,833	703,931
Wafer Works Corp. (a)	236,821	417,969
Wah Hong Industrial Corp.	127,000	305,337
Walsin Lihwa Corp. (a)	3,209,000	1,685,989
Wan Hai Lines, Ltd. (a)	1,269,400	889,247
Waterland Financial Holdings Co., Ltd.	2,448,830	1,336,566
Wei Chuan Food Corp.	514,000	571,568
Weikeng Industrial Co., Ltd.	822,000	763,117
Winbond Electronics Corp. (a)	5,395,000	1,719,047
Wintek Corp. (a)	1,160,000	2,055,192
Wistron NeWeb Corp.	257,924	857,802
WPG Holdings Co., Ltd.	1,572,253	2,646,576
WUS Printed Circuit Co., Ltd. (a)	715,000	464,404
XinTec, Inc.	190,000	326,288
Yageo Corp.	3,089,000	1,507,393
Yang Ming Marine Transport Corp. (a)	1,390,899	1,087,878
Yieh Phui Enterprise Co., Ltd.	1,583,050	608,317
Young Fast Optoelectronics Co., Ltd.	121,216	890,370
Young Optics, Inc.	135,000	573,853
Yuen Foong Yu Paper Manufacturing Co., Ltd.	2,017,341	871,244
Yufo Electronics Co., Ltd.	381,000	305,121
Yungtay Engineering Co., Ltd.	490,000	771,496
Zenitron Corp.	715,000	499,660
Zinwell Corp.	387,000	705,395

		208,512,600

THAILAND — 3.1%
Airports of Thailand PCL	358,600	426,834
BEC World PCL	3,772,170	4,209,315
Cal-Comp Electronics Thailand PCL	16,396,990	1,713,159
Central Pattana PCL	2,321,205	2,187,282
Hana Microelectronics PCL	3,799,584	3,015,044
Land and Houses PCL ADR	1,921,000	441,427
Minor International PCL	3,606,129	1,430,767
Pruksa Real Estate PCL	522,800	318,053
Thai Union Frozen Products PCL	424,816	646,108
Thanachart Capital PCL	2,958,464	3,179,041
Thoresen Thai Agencies PCL	1,750,766	1,088,259
Tisco Financial Group PCL	358,333	465,021
True Corp. PCL (a)	3,130,900	605,580

		19,725,890

TURKEY — 2.8%
Akmerkez Gayrimenkul Yatirim Ortakligi AS	15,126	793,604
Albaraka Turk Katilim Bankasi (a)	1,231,492	1,834,655
Asya Katilim Bankasi AS	938,890	1,830,527
Aygaz AS	138,807	882,913
Dogan Sirketler Grubu Holdings AS (a)	1,229,744	955,852
Dogan Yayin Holding AS (a)	649,714	833,263
GSD Holding (a)	554,800	352,174
Ihlas Holding (a)	833,983	1,177,629
Ittifak Holding A.S	103,938	530,512
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (a)	2,072,822	1,168,090
Petkim Petrokimya Holding AS (a)	1,406,434	2,140,830
Sekerbank TAS	920,173	1,031,123
Sinpas Gayrimenkul Yatirim Ortakligi AS (a)	413,519	551,769
TAV Havalimanlari Holding AS (a)	191,710	913,940

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

Tekfen Holding AS	167,999	$659,438
Turk Sise ve Cam Fabrikalari AS (a)	434,901	980,313
Turkiye Sinai Kalkinma Bankasi AS	461,014	806,256
Ulker Biskuvi Sanayi AS	223,019	811,845

		18,254,733

TOTAL COMMON STOCKS —
(Cost $630,967,000)		638,859,744

RIGHTS — 0.0% (d)
BRAZIL — 0.0% (d)
B2W Companhia Global Do Varejo (expiring 4/26/11) (a) (Cost $0)	24,292	16,725

SHORT TERM INVESTMENTS — 3.2%
UNITED STATES — 3.2%
MONEY MARKET FUNDS — 3.2%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	17,561,183	17,561,183
State Street Institutional Liquid Reserves Fund 0.19% (f)(g)	2,816,835	2,816,835

TOTAL SHORT TERM INVESTMENTS —
(Cost $20,378,018)		20,378,018

TOTAL INVESTMENTS — 102.7%
(Cost $651,345,018)		659,254,487
OTHER ASSETS & LIABILITIES — (2.7)%		(17,544,686)

NET ASSETS — 100.0%		$641,709,801

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at March 31, 2011.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs. (Note 2)
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(g)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR Dow Jones Global Real Estate ETF
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AUSTRALIA — 8.8%
Abacus Property Group	96,428	$234,344
Astro Japan Property Group (a)	22,743	69,148
Bunnings Warehouse Property Trust	156,165	276,969
CFS Retail Property Trust	643,907	1,225,249
Charter Hall Office REIT	161,014	551,157
Charter Hall Retail REIT	98,625	318,218
Commonwealth Property Office Fund	951,811	846,511
Dexus Property Group	1,878,329	1,651,102
Goodman Group	2,680,174	1,898,615
GPT Group	721,472	2,342,786
ING Office Fund	941,693	603,788
Westfield Group	897,319	8,667,167
Westfield Retail Trust (b)	1,119,847	3,034,194

		21,719,248

AUSTRIA — 1.2%
Atrium European Real Estate, Ltd.	72,875	457,103
CA Immobilien Anlagen AG (a)(b)	30,515	562,950
IMMOFINANZ AG (a)(b)	406,815	1,839,313

		2,859,366

BELGIUM — 0.5%
Befimmo Sicafi S.C.A.	5,297	463,346
Cofinimmo	4,630	678,397

		1,141,743

CANADA — 5.6%
Artis REIT	14,396	210,446
Boardwalk REIT	9,213	455,654
Brookfield Asset Management, Inc. (Class A) (a)	217,243	7,037,088
Brookfield Properties Corp. (a)	100,946	1,788,763
Calloway REIT	18,560	492,262
Canadian Apartment Properties REIT	14,462	289,314
Canadian REIT	12,593	448,571
Chartwell Seniors Housing REIT	26,898	256,053
Extendicare REIT	15,126	197,482
First Capital Realty, Inc. (a)	23,247	383,327
H&R REIT	27,383	619,302
Primaris Retail REIT	13,012	284,920
RioCan REIT	49,393	1,292,774

		13,755,956

CHINA — 1.8%
Hongkong Land Holdings, Ltd.	475,000	3,325,000
Kerry Properties, Ltd.	240,635	1,203,453

		4,528,453

FRANCE — 4.8%
Fonciere Des Regions	10,244	1,093,057
Gecina SA	8,128	1,122,532
Klepierre	36,577	1,486,600
SILIC	3,645	511,572
Unibail-Rodamco SE	35,474	7,694,645

		11,908,406

GERMANY — 0.1%
IVG Immobilien AG (b)	31,754	263,794

HONG KONG — 4.4%
Champion REIT (a)	595,462	345,264
GZI REIT	277,000	144,586
Hang Lung Group, Ltd.	329,996	2,042,800
Hang Lung Properties, Ltd.	761,018	3,331,447
Hysan Development Co., Ltd.	237,027	975,144
Prosperity REIT	446,000	110,092
The Link REIT	868,013	2,717,353
Wheelock & Co., Ltd.	322,016	1,208,875

		10,875,561

ITALY — 0.1%
Beni Stabili SpA	320,006	333,097

JAPAN — 8.3%
Aeon Mall Co., Ltd.	31,000	668,026
Daibiru Corp.	22,300	193,726
Daiwa Office Investment Corp. (a)	100	348,335
Frontier Real Estate Investment Corp.	69	614,406
Fukuoka REIT Corp.	42	301,013
Global One Real Estate Investment Co., Ltd. (a)	38	309,942
Hankyu REIT, Inc.	33	170,813
Heiwa Real Estate Co., Ltd. (a)	69,500	161,004
Japan Excellent, Inc. (a)	65	358,802
Japan Hotel and Resort, Inc.	29	65,607
JAPAN OFFICE Investment Corp.	58	74,180
Japan Prime Realty Investment Corp. (a)	278	753,364
Japan Real Estate Investment Corp. (a)	190	1,804,175
Japan Retail Fund Investment Corp. (a)	656	1,030,541
Kenedix Realty Investment Corp.	91	375,507
Mitsui Fudosan Co., Ltd.	342,000	5,665,613
Mori Hills REIT Investment Corp.	71	218,020
Mori Trust Sogo REIT, Inc. (a)	67	656,419
Nippon Building Fund, Inc.	225	2,198,962
Nomura Real Estate Office Fund, Inc. (a)	113	767,604
NTT Urban Development Corp. (a)	422	354,891
Orix JREIT, Inc. (a)	97	534,858
Premier Investment Corp.	54	245,632
Shoei Co., Ltd.	13,900	126,120
Tokyu Land Corp. (a)	178,000	777,461
Tokyu REIT, Inc. (a)	66	409,315
Top REIT, Inc.	60	361,607
United Urban Investment Corp. (a)	815	1,033,500

		20,579,443

NETHERLANDS — 1.1%
Corio NV	22,420	1,570,449
Eurocommercial Properties NV	13,856	687,420
VastNed Retail NV	7,186	526,709

		2,784,578

NEW ZEALAND — 0.3%
AMP NZ Office Trust (a)	299,632	187,406
Argosy Property Trust	220,031	122,515
Goodman Property Trust (a)	295,563	209,660

See accompanying notes to financial statements.

SPDR Dow Jones Global Real Estate ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

Kiwi Income Property Trust (a)	377,904	$288,246

		807,827

SINGAPORE — 3.4%
Ascendas REIT	573,969	928,915
Cambridge Industrial Trust (a)(b)	368,473	143,238
CapitaCommercial Trust (a)	740,682	816,777
CapitaLand, Ltd.	984,500	2,577,430
CapitaMall Trust	781,860	1,166,122
Frasers Commercial Trust	186,412	117,570
Global Logistic Properties, Ltd. (b)	464,000	688,362
Guocoland, Ltd.	125,999	243,901
Mapletree Logistics Trust	499,240	358,439
Singapore Land, Ltd. (a)	41,000	226,712
Starhill Global REIT	392,524	193,070
Suntec REIT	679,274	829,894
United Industrial Corp., Ltd.	96,000	216,295

		8,506,725

SOUTH AFRICA — 0.4%
Capital Property Fund	162,050	190,592
Fountainhead Property Trust	451,780	413,051
SA Corporate Real Estate Fund	309,738	146,634
Sycom Property Fund	40,698	122,104

		872,381

SPAIN — 0.0%
Martinsa-Fadesa SA (b)(c)(d)	178	0

SWEDEN — 1.2%
Castellum AB (a)	66,827	972,468
Fabege AB (a)	55,618	601,726
Great Portland Estates PLC	121,493	751,335
Kungsleden AB	53,039	521,276

		2,846,805

SWITZERLAND — 1.1%
PSP Swiss Property AG (b)	13,528	1,118,646
Swiss Prime Site AG (b)	20,038	1,586,875

		2,705,521

UNITED KINGDOM — 6.0%
Big Yellow Group PLC	44,656	236,719
British Land Co. PLC (a)	344,061	3,047,106
Capital & Counties Properties PLC	223,267	603,038
Capital Shopping Centres Group PLC	290,078	1,780,875
Derwent London PLC	39,169	1,031,573
Grainger PLC	130,373	224,237
Hammerson PLC	275,123	1,970,866
Land Securities Group PLC	297,636	3,499,495
Segro PLC	286,098	1,474,401
Shaftesbury PLC	97,126	736,560
Workspace Group PLC	330,369	144,306

		14,749,176

UNITED STATES — 50.6%
Acadia Realty Trust (a)	15,589	294,944
Alexander’s, Inc. (a)	1,341	545,720
Alexandria Real Estate Equities, Inc.	21,562	1,681,189
AMB Property Corp.	65,424	2,353,301
American Campus Communities, Inc.	25,942	856,086
Apartment Investment & Management Co. (Class A)	45,423	1,156,924
Ashford Hospitality Trust (a)	22,779	251,025
AvalonBay Communities, Inc. (a)	33,107	3,975,489
BioMed Realty Trust, Inc. (a)	50,840	966,977
Boston Properties, Inc. (a)	53,900	5,112,415
Brandywine Realty Trust	52,244	634,242
BRE Properties, Inc.	25,226	1,190,163
Camden Property Trust	26,759	1,520,446
CBL & Associates Properties, Inc. (a)	53,567	933,137
Cedar Shopping Centers, Inc.	19,956	120,335
Colonial Properties Trust	30,185	581,061
CommonWealth REIT	28,014	727,524
Corporate Office Properties Trust (a)	26,081	942,567
Cousins Properties, Inc.	35,193	293,862
DCT Industrial Trust, Inc. (a)	94,226	522,954
Developers Diversified Realty Corp.	75,337	1,054,718
DiamondRock Hospitality Co. (a)	64,334	718,611
Digital Realty Trust, Inc. (a)	35,146	2,043,388
Douglas Emmett, Inc. (a)	47,986	899,737
Duke Realty Corp.	98,234	1,376,258
DuPont Fabros Technology, Inc. (a)	23,016	558,138
EastGroup Properties, Inc. (a)	10,468	460,278
Education Realty Trust, Inc.	27,372	219,797
Equity Lifestyle Properties, Inc. (a)	11,980	690,647
Equity One, Inc. (a)	22,601	424,221
Equity Residential (a)	110,051	6,207,977
Essex Property Trust, Inc. (a)	12,207	1,513,668
Extra Space Storage, Inc. (a)	33,586	695,566
Federal Realty Investment Trust (a)	23,734	1,935,745
FelCor Lodging Trust, Inc. (a)(b)	37,709	231,156
First Industrial Realty Trust, Inc. (b)	25,851	307,368
First Potomac Realty Trust	19,402	305,582
Forest City Enterprises, Inc. (Class A) (b)	46,976	884,558
Franklin Street Properties Corp. (a)	27,982	393,707
General Growth Properties, Inc. (b)	152,934	2,367,418
HCP, Inc.	144,256	5,473,073
Health Care REIT, Inc.	66,954	3,511,068
Healthcare Realty Trust, Inc. (a)	25,033	568,249
Hersha Hospitality Trust	58,350	346,599
Highwoods Properties, Inc. (a)	27,818	973,908
Home Properties, Inc. (a)	14,568	858,784
Hospitality Properties Trust	47,940	1,109,811
Host Hotels & Resorts, Inc.	258,967	4,560,409
Inland Real Estate Corp. (a)	29,410	280,571
Kilroy Realty Corp. (a)	20,319	788,987
Kimco Realty Corp.	156,234	2,865,332
Kite Realty Group Trust	24,466	129,914
LaSalle Hotel Properties	28,388	766,476
Liberty Property Trust (a)	44,125	1,451,712
Mack-Cali Realty Corp.	33,466	1,134,497
Mid-America Apartment Communities, Inc. (a)	13,283	852,769
Nationwide Health Properties, Inc.	49,090	2,087,798
Parkway Properties, Inc. (a)	8,518	144,806
Pennsylvania Real Estate Investment Trust	21,517	307,048

See accompanying notes to financial statements.

SPDR Dow Jones Global Real Estate ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

Piedmont Office Realty Trust, Inc. (Class A)	67,273	$1,305,769
Post Properties, Inc. (a)	18,827	738,960
ProLogis	221,210	3,534,936
PS Business Parks, Inc.	7,391	428,235
Public Storage	54,847	6,083,081
Ramco-Gershenson Properties Trust	14,744	184,742
Regency Centers Corp. (a)	31,869	1,385,664
Saul Centers, Inc. (a)	3,000	133,650
Senior Housing Properties Trust	55,271	1,273,444
Simon Property Group, Inc.	113,807	12,195,558
SL Green Realty Corp. (a)	30,277	2,276,830
Sovran Self Storage, Inc.	10,682	422,473
Sun Communities, Inc. (a)	7,470	266,306
Sunstone Hotel Investors, Inc. (b)	45,735	466,040
Tanger Factory Outlet Centers, Inc. (a)	31,301	821,338
Taubman Centers, Inc.	21,209	1,136,378
The Macerich Co.	50,450	2,498,788
U-Store-It Trust	32,842	345,498
UDR, Inc.	70,966	1,729,441
Universal Health Realty Income Trust	4,534	183,763
Ventas, Inc. (a)	63,342	3,439,471
Vornado Realty Trust	70,024	6,127,100
Washington Real Estate Investment Trust (a)	24,905	774,296
Weingarten Realty Investors (a)	46,602	1,167,846

		125,080,317

TOTAL COMMON STOCKS —
(Cost $197,346,339)		246,318,397

RIGHTS — 0.0% (e)
SINGAPORE — 0.0% (e)
Cambridge Industrial Trust (expiring 4/6/11) (b)	53,434	2,967

SOUTH AFRICA — 0.0% (e)
Fountainhead Property Trust (expiring 4/8/11) (b)	76,452	2,036

TOTAL RIGHTS —
(Cost $0)		5,003

SHORT TERM INVESTMENTS — 9.9%
UNITED STATES — 9.9%
MONEY MARKET FUNDS — 9.9%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	24,216,493	24,216,493
State Street Institutional Liquid Reserves Fund 0.19% (g)(h)	307,323	307,323

TOTAL SHORT TERM INVESTMENTS —
(Cost $24,523,816)		24,523,816

TOTAL INVESTMENTS — 109.6%
(Cost $221,870,155)		270,847,216
OTHER ASSETS & LIABILITIES — (9.6)%		(23,729,790)

NET ASSETS — 100.0%		$247,117,426

(a)	Security, or portion thereof, was on loan at March 31, 2011.
(b)	Non-income producing security.
(c)	Company has filed for insolvency.
(d)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs. (Note 3)
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Investments of cash collateral for securities loaned.
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(h)	The rate shown is the annualized seven-day yield at period end.
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P International Consumer Discretionary Sector ETF
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AUSTRALIA — 2.0%
Aristocrat Leisure, Ltd.	19,516	$65,593
Crown, Ltd.	18,885	159,169
Fairfax Media, Ltd.	88,941	118,652
Tatts Group, Ltd.	52,409	126,825

		470,239

AUSTRIA — 0.2%
bwin Interactive Entertainment AG	1,212	45,579

BELGIUM — 0.5%
S.A. D’Ieteren NV	1,849	126,945

CANADA — 5.2%
Canadian Tire Corp., Ltd. (Class A)	2,540	168,028
Gildan Activewear, Inc.	2,991	97,840
Lululemon Athletica, Inc. (a)	1,072	95,105
Magna International, Inc. (Class A)	4,589	219,272
Shaw Communications, Inc.	8,451	177,577
Thomson Reuters Corp.	8,450	330,529
Tim Hortons, Inc.	2,834	128,102

		1,216,453

CHINA — 0.2%
Li Heng Chemical Fibre Technologies Ltd.	405,000	54,621

FINLAND — 1.0%
Nokian Renkaat Oyj	2,274	96,908
Sanoma Oyj	5,759	130,516

		227,424

FRANCE — 11.9%
Accor SA	3,328	149,735
Compagnie Generale des Etablissements Michelin	2,988	252,720
Havas SA	21,351	114,804
Hermes International	899	197,362
Lagardere SCA	2,628	112,348
LVMH Moet Hennessy Louis Vuitton SA	3,772	597,913
Peugeot SA (a)	3,357	132,818
PPR	1,496	229,599
Renault SA (a)	3,185	176,319
Sodexo	2,385	174,406
Valeo SA (a)	1,926	112,484
Vivendi SA	18,549	530,406

		2,780,914

GERMANY — 10.1%
Adidas AG	3,743	236,131
Bayerische Motoren Werke AG	5,342	445,374
Daimler AG (a)	13,724	970,865
Porsche Automobil Holding SE Preference Shares	1,532	100,463
ProSiebenSat.1 Media AG Preference Shares	2,346	68,765
TUI AG (a)	5,533	66,215
Volkswagen AG	899	138,166
Volkswagen AG Preference Shares	2,059	334,415

		2,360,394

HONG KONG — 5.1%
Belle International Holdings, Ltd.	78,000	142,999
Esprit Holdings, Ltd.	24,332	111,678
Geely Automobile Holdings, Ltd.	105,000	39,013
Giordano International, Ltd.	178,000	108,015
GOME Electrical Appliances Holdings, Ltd. (a)	169,000	59,533
Li & Fung, Ltd.	64,000	327,891
Sands China, Ltd. (a)	50,400	112,487
Shangri-La Asia, Ltd.	34,500	89,153
SJM Holdings, Ltd.	51,000	89,303
Skyworth Digital Holdings, Ltd.	34,887	19,780
Wynn Macau, Ltd.	36,400	101,550

		1,201,402

ITALY — 1.9%
Fiat SpA	14,684	133,155
Lottomatica SpA	4,768	85,999
Mediaset SpA	16,607	105,675
Pirelli & C. SpA	13,126	115,488

		440,317

JAPAN — 32.1%
Aisin Seiki Co., Ltd.	4,700	163,774
Aoyama Trading Co., Ltd.	7,300	117,233
Benesse Holdings, Inc.	3,200	131,467
Bridgestone Corp.	12,700	267,086
Casio Computer Co., Ltd.	7,900	62,720
DeNA Co., Ltd.	2,700	97,895
Denso Corp.	6,500	216,458
Dentsu, Inc.	6,300	163,201
Fast Retailing Co., Ltd.	1,600	200,965
Fuji Heavy Industries, Ltd.	19,000	122,876
Gunze, Ltd.	31,000	112,959
Honda Motor Co., Ltd.	22,400	844,595
Isetan Mitsukoshi Holdings, Ltd.	11,000	99,409
Isuzu Motors, Ltd.	32,000	127,027
Mazda Motor Corp.	31,000	68,448
Mitsubishi Motors Corp. (a)	65,000	79,995
Namco Bandai Holdings, Inc.	9,100	99,586
Nikon Corp.	8,000	165,541
Nissan Motor Co., Ltd.	32,000	284,942
Panasonic Corp.	28,600	365,092
PARIS MIKI HOLDINGS, Inc.	8,000	82,143
Rakuten, Inc.	127	114,619
Resorttrust, Inc.	7,400	101,071
Sekisui Chemical Co., Ltd.	16,000	125,676
Sekisui House, Ltd.	16,000	150,579
Sharp Corp.	16,000	159,266
Shimano, Inc.	3,200	160,425
Sony Corp.	14,500	466,071
Stanley Electric Co., Ltd.	4,800	79,633
Sumitomo Forestry Co., Ltd.	14,200	129,527
Suzuki Motor Corp.	7,800	174,954
Toyobo Co., Ltd.	65,000	94,112
Toyota Industries Corp.	4,600	139,643
Toyota Motor Corp.	39,700	1,604,669
Yamada Denki Co., Ltd.	2,060	139,438

		7,513,095

LUXEMBOURG — 0.6%
SES	5,755	148,434

See accompanying notes to financial statements.

SPDR S&P International Consumer Discretionary Sector ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

NETHERLANDS — 1.6%
Reed Elsevier NV	14,959	$192,753
Wolters Kluwer NV	8,194	191,864

		384,617

NORWAY — 0.4%
Schibsted ASA	3,550	104,156

SINGAPORE — 1.4%
Genting Singapore PLC (a)	96,000	156,128
Singapore Press Holdings, Ltd.	55,000	171,916

		328,044

SOUTH KOREA — 5.4%
Hyundai Mobis	927	276,761
Hyundai Motor Co.	2,837	525,011
Kia Motors Corp.	3,522	221,540
LG Electronics, Inc.	1,375	131,615
Lotte Shopping Co., Ltd.	254	103,966

		1,258,893

SPAIN — 1.5%
Industria de Diseno Textil SA	3,574	287,169
NH Hoteles SA (a)	8,411	57,114

		344,283

SWEDEN — 2.8%
Electrolux AB	7,819	201,660
Hennes & Mauritz AB (Class B)	13,573	450,970

		652,630

SWITZERLAND — 2.3%
Compagnie Financiere Richemont SA	3,945	228,761
The Swatch Group AG	698	309,841

		538,602

UNITED KINGDOM — 12.3%
British Sky Broadcasting Group PLC	21,383	282,776
Burberry Group PLC	8,507	160,090
Carnival PLC	4,282	168,301
Compass Group PLC	33,418	300,245
GKN PLC	29,565	95,209
Home Retail Group PLC	23,605	73,064
Informa PLC	14,986	100,099
ITV PLC (a)	68,852	85,368
Kingfisher PLC	58,280	229,719
Marks & Spencer Group PLC	30,622	165,271
Next PLC	5,169	164,056
Pearson PLC	18,859	332,833
Reed Elsevier PLC	22,347	193,434
Tui Travel PLC	23,990	87,292
Whitbread PLC	6,124	161,972
WPP PLC	22,760	280,373

		2,880,102

UNITED STATES — 1.0%
Virgin Media, Inc. (b)	5,169	143,647
Virgin Media, Inc. (b)	3,669	101,157

		244,804

TOTAL COMMON STOCKS —
(Cost $20,830,818)		23,321,948

RIGHTS — 0.1%
GERMANY — 0.1%
Porsche Automobil Holding SE (expiring 4/12/11) (a) (Cost $17,076)	1,532	13,299

SHORT TERM INVESTMENT — 0.1%
UNITED STATES — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Liquid Reserves Fund 0.19% (c)(d) (Cost $44,141)	44,141	44,141

TOTAL INVESTMENTS — 99.7%
(Cost $20,892,035)		23,379,388
OTHER ASSETS & LIABILITIES — 0.3%		61,592

NET ASSETS — 100.0%		$23,440,980

(a)	Non-income producing security.
(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)	The rate shown is the annualized seven-day yield at period end.

See accompanying notes to financial statements.

SPDR S&P International Consumer Staples Sector ETF
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.3%
AUSTRALIA — 9.1%
Coca-Cola Amatil, Ltd.	12,425	$150,851
Foster’s Group, Ltd.	33,465	197,957
Wesfarmers, Ltd.	14,574	478,978
Woolworths, Ltd.	15,932	442,877

		1,270,663

BELGIUM — 4.7%
Anheuser-Busch InBev NV	8,734	498,194
Anheuser-Busch InBev NV — VVPR Strip (a)	2,040	14
Delhaize Group	1,864	151,967

		650,175

CANADA — 2.6%
Loblaw Cos., Ltd.	3,051	121,852
Shoppers Drug Mart Corp.	3,774	154,646
Viterra, Inc.	6,631	80,165

		356,663

CHINA — 0.5%
Hengan International Group Co., Ltd.	9,000	66,764

DENMARK — 1.2%
Carlsberg A/S (Class B)	1,621	174,777

FINLAND — 0.7%
Kesko Oyj (Class B) (a)	2,083	97,547

FRANCE — 10.0%
Carrefour SA	6,138	272,114
Casino Guichard-Perrachon SA	1,065	100,943
Danone	7,302	477,649
L’Oreal SA	2,689	313,672
Pernod — Ricard SA	2,488	232,674

		1,397,052

GERMANY — 2.2%
Beiersdorf AG	1,701	103,954
Henkel AG & Co. KGaA Preference Shares	3,388	210,154

		314,108

HONG KONG — 0.5%
Pacific Andes International Holdings, Ltd.	126,000	20,411
Vitasoy International Holdings, Ltd.	54,000	44,085

		64,496

IRELAND — 0.4%
Kerry Group PLC (Class A)	1,593	59,387

ITALY — 0.9%
Parmalat SpA	36,339	121,908

JAPAN — 11.6%
Aeon Co., Ltd.	10,000	116,313
Ajinomoto Co., Inc.	9,000	94,148
Asahi Breweries, Ltd.	8,100	135,163
Japan Tobacco, Inc.	62	224,795
Kao Corp.	9,000	225,326
Kirin Holdings Co., Ltd.	9,000	118,690
Lawson, Inc.	2,700	130,634
Nichirei Corp.	18,000	77,099
Oenon Holdings, Inc.	17,000	39,177
Seven & I Holdings Co., Ltd.	8,900	227,869
Shiseido Co., Ltd.	7,200	125,096
Unicharm Corp.	900	32,849
UNY Co., Ltd.	7,000	65,203

		1,612,362

LUXEMBOURG — 0.2%
Oriflame Cosmetics SA SDR	527	27,284

NETHERLANDS — 7.1%
Heineken NV	3,480	190,403
Koninklijke Ahold NV	14,551	195,508
Unilever NV	19,025	597,339

		983,250

NORWAY — 0.5%
Marine Harvest	53,186	66,053

SINGAPORE — 1.7%
Golden Agri-Resources, Ltd.	114,105	62,461
Olam International, Ltd. (b)	9,000	19,992
Wilmar International, Ltd.	36,000	155,938

		238,391

SPAIN — 0.9%
Ebro Puleva SA	4,991	117,431
SOS Corp. Alimentaria SA (a)	5,089	4,875

		122,306

SWEDEN — 1.0%
Swedish Match AB	4,053	134,856

SWITZERLAND — 16.8%
Lindt & Spruengli AG	45	130,497
Nestle SA	38,337	2,206,310

		2,336,807

UNITED KINGDOM — 26.7%
British American Tobacco PLC	20,711	830,631
Diageo PLC	28,110	533,948
Imperial Tobacco Group PLC	11,711	361,739
J Sainsbury PLC	18,562	99,765
Reckitt Benckiser Group PLC	7,145	366,728
SABMiller PLC	9,174	324,623
Tate & Lyle PLC	8,505	78,731
Tesco PLC	84,601	516,678
Unilever PLC	15,426	469,815
William Morrison Supermarkets PLC	28,541	126,269

		3,708,927

TOTAL COMMON STOCKS —
(Cost $13,057,243)		13,803,776

WARRANTS — 0.0% (c)
SINGAPORE — 0.0% (c)
Golden Agri-Resources, Ltd. (expiring 7/23/12) (a) (Cost $0)	2,970	401

SHORT TERM INVESTMENTS — 0.1%
UNITED STATES — 0.1%
MONEY MARKET FUNDS — 0.1%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	9,600	9,600

See accompanying notes to financial statements.

SPDR S&P International Consumer Staples Sector ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

State Street Institutional Liquid Reserves Fund 0.19% (e)(f)	3,852	$3,852

TOTAL SHORT TERM INVESTMENTS —
(Cost $13,452)		13,452

TOTAL INVESTMENTS — 99.4%
(Cost $13,070,695)		13,817,629
OTHER ASSETS & LIABILITIES — 0.6%		78,415

NET ASSETS — 100.0%		$13,896,044

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at March 31, 2011.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	The rate shown is the annualized seven-day yield at period end.
SDR = Swedish Depositary Receipt

See accompanying notes to financial statements.

SPDR S&P International Energy Sector ETF
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AUSTRALIA — 5.7%
Origin Energy, Ltd.	11,942	$200,314
Paladin Energy, Ltd. (a)	10,439	38,972
Riversdale Mining, Ltd. (a)	2,364	40,411
Santos, Ltd.	15,102	242,856
Woodside Petroleum, Ltd.	7,624	368,988
WorleyParsons, Ltd.	4,310	138,083

		1,029,624

AUSTRIA — 0.7%
OMV AG	2,803	126,850

BERMUDA — 0.7%
Seadrill, Ltd.	3,602	130,230

CANADA — 29.9%
ARC Resources, Ltd.	3,200	86,682
Athabasca Oil Sands Corp. (a)	6,363	110,155
Baytex Energy Corp.	1,300	75,761
Bonavista Energy Corp.	3,719	114,695
Cameco Corp.	6,323	189,544
Canadian Natural Resources, Ltd.	12,862	633,877
Canadian Oil Sands, Ltd.	4,120	138,371
Cenovus Energy, Inc.	11,045	434,874
Chinook Energy, Inc. (a)	12,006	25,302
Crescent Point Energy Corp.	2,671	129,191
Enbridge, Inc.	5,524	337,431
EnCana Corp.	11,045	380,713
Enerplus Corp.	3,516	111,001
Husky Energy, Inc.	4,919	148,973
Imperial Oil, Ltd.	2,846	144,940
MEG Energy Corp. (a)	1,418	71,516
Nexen, Inc.	8,433	209,535
Niko Resources, Ltd.	1,189	113,675
Pacific Rubiales Energy Corp.	3,367	93,110
Penn West Petroleum, Ltd.	4,217	116,811
Petrobank Energy & Resources, Ltd. (a)	1,637	34,482
Provident Energy, Ltd.	1,059	9,831
Suncor Energy, Inc.	18,612	831,920
Talisman Energy, Inc.	12,054	297,028
TransCanada Corp.	9,294	375,582
Uranium One, Inc.	7,420	28,986
Vermilion Energy, Inc.	3,254	169,031

		5,413,017

FINLAND — 0.2%
Neste Oil Oyj	1,717	35,452

FRANCE — 11.0%
Bourbon SA	1,665	78,918
Compagnie Generale de Geophysique-Veritas (a)	2,967	107,135
Technip SA	1,609	171,821
Total SA	26,754	1,630,855

		1,988,729

HONG KONG — 0.1%
Mongolia Energy Co., Ltd. (a)	72,000	14,533

ITALY — 6.2%
ENI SpA	33,063	813,118
Saipem SpA	4,381	233,203
Saras SpA (a)	26,658	69,192

		1,115,513

JAPAN — 2.9%
Idemitsu Kosan Co., Ltd.	300	35,256
Inpex Corp.	26	197,949
JX Holdings, Inc.	37,497	253,358
TonenGeneral Sekiyu K.K.	3,000	37,174

		523,737

LUXEMBOURG — 1.2%
Acergy SA	3,470	87,632
Tenaris SA	5,608	137,918

		225,550

NETHERLANDS — 9.3%
Fugro NV	585	51,620
Royal Dutch Shell PLC (Class A)	41,582	1,509,043
SBM Offshore NV	4,345	126,280

		1,686,943

NORWAY — 3.0%
Aker Solutions ASA	6,614	151,966
Petroleum Geo-Services ASA (a)	3,602	57,724
StatoilHydro ASA	12,286	340,479

		550,169

PAPUA NEW GUINEA — 1.0%
Oil Search, Ltd.	23,498	173,019

PORTUGAL — 0.4%
Galp Energia SGPS SA (Class B)	2,943	63,085

SPAIN — 2.3%
Repsol YPF SA	11,864	407,015

UNITED KINGDOM — 25.2%
AMEC PLC	8,104	154,974
BG Group PLC	40,971	1,018,611
BP PLC	216,143	1,572,957
Cairn Energy PLC (a)	22,860	169,329
Ensco PLC ADR	1,726	99,832
Petrofac, Ltd.	1,643	39,215
Premier Oil PLC (a)	1,723	55,072
Royal Dutch Shell PLC (Class B)	30,851	1,117,629
Tullow Oil PLC	13,790	320,075

		4,547,694

TOTAL COMMON STOCKS —
(Cost $16,316,855)		18,031,160

SHORT TERM INVESTMENT — 0.0% (b)
UNITED STATES — 0.0% (b)
MONEY MARKET FUND — 0.0% (b)
State Street Institutional Liquid Reserves Fund 0.19% (c)(d) (Cost $4,957)	4,957	4,957

TOTAL INVESTMENTS — 99.8%
(Cost $16,321,812)		18,036,117
OTHER ASSETS & LIABILITIES — 0.2%		39,932

NET ASSETS — 100.0%		$18,076,049

See accompanying notes to financial statements.

SPDR S&P International Energy Sector ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

(a)	Non-income producing security.
(b)	Amount represents less than 0.05% of net assets.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)	The rate shown is the annualized seven-day yield at period end.

See accompanying notes to financial statements.

SPDR S&P International Financial Sector ETF
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
AUSTRALIA — 12.6%
AMP, Ltd.	5,205	$29,228
ASX, Ltd.	728	25,913
Australia & New Zealand Banking Group, Ltd.	7,610	187,382
Commonwealth Bank of Australia	4,441	240,655
Macquarie Group, Ltd.	1,351	51,135
National Australia Bank, Ltd.	6,526	174,458
QBE Insurance Group, Ltd.	3,746	68,452
Stockland	17,691	67,875
Westfield Group	8,607	83,135
Westfield Retail Trust (a)	5,700	15,444
Westpac Banking Corp.	9,421	237,041

		1,180,718

AUSTRIA — 0.9%
Erste Group Bank AG	1,012	51,134
Sparkassen Immobilien AG (a)	4,990	35,732

		86,866

BELGIUM — 0.7%
Ageas	8,079	22,987
Dexia SA (a)	4,650	18,134
Groupe Bruxelles Lambert SA	256	23,937

		65,058

BERMUDA — 0.5%
Lancashire Holdings, Ltd.	5,104	48,884

CANADA — 13.8%
Bank of Montreal	1,890	122,367
Bank of Nova Scotia	3,179	194,416
Brookfield Asset Management, Inc. (Class A)	2,650	85,841
Canadian Imperial Bank of Commerce	1,235	106,138
IGM Financial, Inc.	1,349	68,383
Manulife Financial Corp.	5,362	94,700
National Bank of Canada	897	72,654
Power Corp. of Canada	890	26,286
Royal Bank of Canada	3,731	230,093
Sun Life Financial, Inc.	2,352	73,673
Toronto-Dominion Bank	2,477	218,480

		1,293,031

DENMARK — 1.2%
Danske Bank A/S (a)(b)	2,469	54,746
Danske Bank A/S (a)(b)	823	18,405
Sydbank A/S	1,341	33,894

		107,045

FINLAND — 0.9%
Pohjola Bank PLC	3,881	52,983
Technopolis Oyj	6,500	34,867

		87,850

FRANCE — 6.0%
AXA SA	5,523	115,567
BNP Paribas	3,030	221,916
Credit Agricole SA	3,117	51,222
Societe Generale	1,803	117,314
Unibail-Rodamco SE	268	58,132

		564,151

GERMANY — 6.1%
Allianz SE	1,403	197,168
Commerzbank AG (a)	2,332	18,198
Deutsche Bank AG	2,482	146,119
Deutsche Beteiligungs AG	1,882	54,336
Deutsche Boerse AG	686	52,131
Muenchener Rueckversicherungs- Gesellschaft AG	657	103,491

		571,443

HONG KONG — 5.6%
AIA Group, Ltd. (a)	12,400	38,181
Bank of East Asia, Ltd.	13,958	59,308
Cheung Kong Holdings, Ltd.	5,967	97,274
Hang Lung Properties, Ltd.	9,922	43,435
Hong Kong Exchanges and Clearing, Ltd.	2,779	60,381
New World Development Co., Ltd.	26,070	46,052
Sun Hung Kai Properties, Ltd.	6,038	95,637
The Link REIT	7,043	22,048
Wharf Holdings, Ltd.	8,933	61,615

		523,931

IRELAND — 0.6%
Willis Group Holdings PLC	1,299	52,428

ITALY — 4.2%
Assicurazioni Generali SpA	3,764	81,618
Banca Monte dei Paschi di Siena SpA (a)	24,208	30,248
Banca Popolare dell’Etruria e del Lazio Scrl (a)	7,130	31,083
Banco Popolare Societa Cooperativa Scarl	7,782	23,235
Intesa Sanpaolo SpA	28,937	85,743
UBI Banca ScpA	3,712	31,764
UniCredit SpA	46,113	114,126

		397,817

JAPAN — 11.1%
Chuo Mitsui Trust Holdings, Inc.	8,933	31,796
Daiwa House Industry Co., Ltd.	3,978	49,053
Daiwa Securities Group, Inc.	11,900	54,848
Mitsubishi Estate Co., Ltd.	5,957	101,128
Mitsubishi UFJ Financial Group, Inc.	32,249	149,416
Mizuho Financial Group, Inc.	46,225	76,967
MS&AD Insurance Group Holdings, Inc.	1,886	43,100
NKSJ Holdings, Inc.	6,956	45,573
Nomura Holdings, Inc.	12,896	67,686
ORIX Corp.	447	42,014
Resona Holdings, Inc.	5,156	24,635
Sumitomo Mitsui Financial Group, Inc.	3,669	114,479
T&D Holdings, Inc.	1,884	46,600
The Dai-ichi Life Insurance Co., Ltd.	22	33,313
The Sumitomo Trust & Banking Co., Ltd. (c)	8,933	47,376
Tokai Tokyo Financial Holdings, Inc.	9,922	33,999
Tokio Marine Holdings, Inc.	2,779	74,572

		1,036,555

NETHERLANDS — 1.6%
Aegon NV (a)	4,749	35,610

See accompanying notes to financial statements.

SPDR S&P International Financial Sector ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

ING Groep NV (a)	9,036	$114,522

		150,132

NEW ZEALAND — 0.5%
AMP NZ Office Trust	77,967	48,765

NORWAY — 0.5%
Sparebanken Rogaland	4,681	48,234

PORTUGAL — 0.2%
Banif SGPS SA	15,085	17,254

SINGAPORE — 2.6%
CapitaLand, Ltd.	9,922	25,976
Hong Leong Finance, Ltd.	17,867	41,106
Oversea-Chinese Banking Corp., Ltd.	13,001	98,810
United Overseas Bank, Ltd.	5,265	78,526

		244,418

SOUTH KOREA — 1.1%
KB Financial Group, Inc. ADR (a)	995	51,909
Shinhan Financial Group Co., Ltd. ADR (a)	585	52,984

		104,893

SPAIN — 5.6%
Banco Bilbao Vizcaya Argentaria SA	11,850	143,965
Banco de Sabadell SA	7,848	34,380
Banco Popular Espanol SA	5,841	34,382
Banco Santander SA	21,859	254,117
Bolsas y Mercados Espanoles	889	27,086
Realia Business SA (a)	8,585	21,503
Reyal Urbis SA (a)	6,934	11,611

		527,044

SWEDEN — 2.8%
Investor AB	1,387	33,683
Nordea Bank AB	9,142	100,138
Skandinaviska Enskilda Banken AB (Class A)	7,181	64,088
Svenska Handelsbanken AB (Class A) (d)	2,022	66,349

		264,258

SWITZERLAND — 6.1%
Credit Suisse Group AG	3,090	131,828
GAM Holding AG (a)	1,111	21,191
Julius Baer Group, Ltd.	925	40,302
Swiss Reinsurance Co., Ltd.	1,297	74,501
UBS AG (a)	9,146	164,755
Valiant Holding AG	63	8,663
Zurich Financial Services AG	454	127,588

		568,828

UNITED KINGDOM — 14.2%
Aviva PLC	9,510	65,976
Barclays PLC	28,283	125,831
British Land Co. PLC	5,051	44,733
HSBC Holdings PLC	45,768	470,262
Land Securities Group PLC	4,199	49,370
Lloyds Banking Group PLC (a)	102,551	95,491
Man Group PLC	7,618	30,027
Old Mutual PLC	13,778	30,036
Provident Financial PLC	2,665	41,010
Prudential PLC	8,942	101,267
Resolution, Ltd.	4,120	19,542
Royal Bank of Scotland Group PLC (a)	53,752	35,145
RSA Insurance Group PLC	21,504	45,328
Standard Chartered PLC	5,512	142,869
Standard Life PLC	11,000	36,464

		1,333,351

TOTAL COMMON STOCKS —
(Cost $10,123,845)		9,322,954

WARRANTS — 0.0% (e)
ITALY — 0.0% (e)
UBI Banca ScpA (expiring 6/30/11) (a) (Cost $0)	1,679	2

SHORT TERM INVESTMENTS — 0.3%
UNITED STATES — 0.3%
MONEY MARKET FUNDS — 0.3%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	34,627	34,627
State Street Institutional Liquid Reserves Fund 0.19% (g)(h)	100	100

TOTAL SHORT TERM INVESTMENTS —
(Cost $34,727)		34,727

TOTAL INVESTMENTS — 99.7%
(Cost $10,158,572)		9,357,683
OTHER ASSETS & LIABILITIES — 0.3%		24,322

NET ASSETS — 100.0%		$9,382,005

(a)	Non-income producing security.
(b)	Reflects seperate holdings of the issuer’s common stock traded on different securities exchanges.
(c)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs.
(d)	Security, or portion thereof, was on loan at March 31, 2011.
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Investments of cash collateral for securities loaned.
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(h)	The rate shown is the annualized seven-day yield at period end.

See accompanying notes to financial statements.

SPDR S&P International Health Care Sector ETF
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.0%
AUSTRALIA — 5.0%
Ansell, Ltd.	3,024	$42,281
Cochlear, Ltd.	1,053	90,373
CSL, Ltd.	8,225	303,915
Primary Health Care, Ltd.	11,843	40,416
Ramsay Health Care, Ltd.	3,035	59,917
Sonic Healthcare, Ltd.	6,634	82,189

		619,091

BELGIUM — 1.2%
ThromboGenics NV (a)	1,781	54,592
UCB SA	2,459	93,503

		148,095

CANADA — 2.1%
SXC Health Solutions Corp. (a)	1,200	65,234
Valeant Pharmaceuticals International, Inc.	3,905	194,296

		259,530

DENMARK — 6.1%
Coloplast A/S (Class B)	436	63,233
H. Lundbeck A/S	2,061	47,856
Novo Nordisk A/S (Class B)	4,755	598,210
William Demant Holding (a)	514	44,571

		753,870

FINLAND — 0.4%
Orion OYJ (Class B)	1,788	43,439

FRANCE — 8.0%
bioMerieux	289	30,353
Essilor International SA	2,912	216,539
Sanofi-Aventis SA	10,677	749,632

		996,524

GERMANY — 10.1%
Bayer AG	7,985	619,154
Celesio AG	1,799	44,243
Fresenius Medical Care AG & Co. KGaA	2,712	182,385
Fresenius SE	1,694	156,906
Gerresheimer AG (a)	872	39,970
Merck KGaA	1,083	97,869
Rhoen-Klinikum AG	2,650	57,537
Stada Arzneimittel AG	1,372	53,231

		1,251,295

HONG KONG — 0.3%
CK Life Sciences Int’l., (Holdings), Inc. (a)	610,000	40,781

IRELAND — 0.7%
Elan Corp. PLC (a)	9,221	63,530
ICON PLC (a)	1,071	23,178

		86,708

ISRAEL — 4.1%
Teva Pharmaceutical Industries, Ltd.	10,184	511,942

JAPAN — 16.1%
Alfresa Holdings Corp.	1,000	38,550
Astellas Pharma, Inc.	6,200	230,405
Chugai Pharmaceutical Co., Ltd.	4,025	69,544
Daiichi Sankyo Co., Ltd.	9,600	186,023
Eisai Co., Ltd.	3,800	136,815
Hisamitsu Pharmaceutical Co., Inc.	1,300	52,624
Kyowa Hakko Kirin Co., Ltd.	6,422	60,439
Medipal Holdings Corp.	3,900	34,633
Miraca Holdings, Inc.	1,000	38,429
Mitsubishi Tanabe Pharma Corp.	3,400	55,381
Olympus Corp.	3,700	103,304
Ono Pharmaceutical Co., Ltd.	1,500	74,023
Santen Pharmaceutical Co., Ltd.	1,400	55,997
Shionogi & Co., Ltd.	4,800	82,181
Suzuken Co., Ltd.	1,700	45,002
Sysmex Corp.	1,400	49,696
Taisho Pharmaceutical Co., Ltd.	2,000	43,436
Takeda Pharmaceutical Co., Ltd.	9,600	449,421
Terumo Corp.	2,500	132,270
Tsumura & Co.	1,600	50,386

		1,988,559

NETHERLANDS — 0.7%
QIAGEN NV (a)	4,205	84,109

NEW ZEALAND — 0.3%
Fisher & Paykel Healthcare Corp., Ltd.	17,225	41,254

SPAIN — 0.4%
Grifols SA	3,125	54,547

SWEDEN — 1.5%
Elekta AB (Class B)	1,534	61,376
Getinge AB (Class B)	3,057	75,499
Meda AB (Class A)	4,637	44,691

		181,566

SWITZERLAND — 24.7%
Actelion, Ltd. (a)	2,000	115,538
Alcon, Inc.	1,032	170,806
Galenica AG	81	50,157
Lonza Group AG	875	73,694
Nobel Biocare Holding AG (a)	2,241	46,640
Novartis AG	24,615	1,340,459
Roche Holding AG (b)	376	61,814
Roche Holding AG (b)	6,658	954,834
Sonova Holding AG	684	61,196
Straumann Holding AG	187	48,281
Synthes, Inc.	943	128,022

		3,051,441

UNITED KINGDOM — 16.3%
AstraZeneca PLC	13,568	622,669
Genus PLC	2,847	43,080
GlaxoSmithKline PLC	49,244	938,940
Hikma Pharmaceuticals PLC	2,177	25,753
Shire PLC	8,190	237,751
Smith & Nephew PLC	13,535	152,523

		2,020,716

TOTAL COMMON STOCKS —
(Cost $11,535,572)		12,133,467

See accompanying notes to financial statements.

SPDR S&P International Health Care Sector ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

SHORT TERM INVESTMENT — 0.1%
UNITED STATES — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Liquid Reserves Fund 0.19% (c)(d) (Cost $5,311)	5,311	$5,311

TOTAL INVESTMENTS — 98.1%
(Cost $11,540,883)		12,138,778
OTHER ASSETS & LIABILITIES — 1.9%		239,254

NET ASSETS — 100.0%		$12,378,032

(a)	Non-income producing security.
(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)	The rate shown is the annualized seven-day yield at period end.

See accompanying notes to financial statements.

SPDR S&P International Industrial Sector ETF
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.6%
AUSTRALIA — 4.3%
Bradken, Ltd.	11,117	$90,249
Brambles, Ltd.	34,240	250,698
GWA International, Ltd.	73,404	251,265
Leighton Holdings, Ltd.	5,108	155,779
Qantas Airways, Ltd. (a)	48,008	108,231
Seek, Ltd.	18,597	130,009
Toll Holdings, Ltd.	25,321	155,281
Transurban Group	45,963	255,250

		1,396,762

AUSTRIA — 1.5%
Andritz AG	2,491	232,566
Zumtobel AG	7,598	259,962

		492,528

BELGIUM — 0.4%
Bekaert NV	1,239	141,523

CANADA — 5.1%
Bombardier, Inc. (Class B)	29,279	214,607
CAE, Inc.	13,041	172,674
Canadian National Railway Co.	8,758	658,594
Canadian Pacific Railway, Ltd.	3,692	236,531
SNC-Lavalin Group, Inc.	4,107	233,226
Toromont Industries, Ltd.	4,657	150,566

		1,666,198

DENMARK — 2.1%
A P Moller — Maersk A/S	23	216,644
FLSmidth & Co. A/S	1,569	133,843
NKT Holding A/S	2,189	128,529
Vestas Wind Systems A/S (a)	4,787	207,913

		686,929

FINLAND — 2.7%
Kone Oyj (Class B)	5,591	322,128
Metso Oyj	3,692	198,780
Wartsila Oyj	5,190	202,909
YIT Oyj	5,370	159,422

		883,239

FRANCE — 8.2%
Air France-KLM (a)	7,784	129,794
Alstom SA	4,124	244,190
Bouygues SA	5,480	263,512
Compagnie de Saint-Gobain	5,977	366,463
Eiffage SA	1,710	102,866
Safran SA	3,117	110,318
Schneider Electric SA	4,044	692,104
Vallourec SA	2,023	227,256
Vinci SA	8,751	547,596

		2,684,099

GERMANY — 10.0%
Deutsche Lufthansa AG (a)	9,174	194,697
Deutsche Post AG	14,253	257,280
GEA Group AG	4,984	164,372
Hochtief AG	1,591	171,366
Kloeckner & Co. SE (a)	3,150	105,138
MAN SE	2,035	254,133
Pfeiffer Vacuum Technology AG	1,304	183,163
SGL Carbon AG (a)	2,371	116,216
Siemens AG	13,249	1,818,308

		3,264,673

GREECE — 0.3%
DryShips, Inc. (a)	21,771	107,766

HONG KONG — 3.5%
Cathay Pacific Airways, Ltd.	39,000	93,461
CNNC International, Ltd. (a)	133,000	95,755
Hopewell Highway Infrastructure, Ltd.	273,000	186,722
Hutchison Whampoa, Ltd.	40,000	473,632
Noble Group, Ltd.	106,000	179,960
Pacific Basin Shipping, Ltd.	170,000	107,531

		1,137,061

IRELAND — 0.3%
DCC PLC	2,638	84,118

ITALY — 0.8%
Ansaldo STS SpA	5,361	78,665
Autostrada Torino-Milano SpA	5,155	78,348
Finmeccanica SpA	8,519	107,353

		264,366

JAPAN — 28.2%
Asahi Glass Co., Ltd.	22,000	277,654
Central Japan Railway Co.	24	190,830
Daikin Industries, Ltd.	4,500	135,250
East Japan Railway Co.	6,300	351,563
FANUC Corp.	3,700	562,054
Furukawa Electric Co., Ltd.	28,000	113,514
Futaba Corp.	6,300	121,546
Hankyu Hanshin Holdings, Inc.	28,000	129,730
IHI Corp.	66,000	161,655
ITOCHU Corp.	26,200	275,340
Iwatani Corp.	72,000	241,506
Kajima Corp.	43,000	120,886
Kamigumi Co., Ltd.	26,000	223,045
Kawasaki Heavy Industries, Ltd.	63,000	278,210
Kawasaki Kisen Kaisha, Ltd.	26,000	96,308
Kokuyo Co., Ltd.	19,300	148,103
Komatsu, Ltd.	15,300	521,507
Kubota Corp.	23,000	217,568
Marubeni Corp.	38,000	274,638
Meitic Corp.	8,800	176,680
MISUMI Group, Inc.	7,100	176,900
Mitsubishi Corp.	23,700	660,272
Mitsubishi Electric Corp.	38,000	450,241
Mitsubishi Heavy Industries, Ltd.	66,000	304,199
Mitsui & Co., Ltd.	26,600	478,530
Mitsui OSK Lines, Ltd.	23,000	132,927
NGK Insulators, Ltd.	4,000	71,766
Nidec Corp.	2,000	173,745
Nippon Sheet Glass Co., Ltd.	39,000	112,934
Nippon Yusen KK	27,000	105,876
Secom Co., Ltd.	6,200	289,129
SMC Corp.	600	99,107
Sojitz Corp.	60,900	121,976
Sumitomo Corp.	21,900	314,178
Sumitomo Electric Industries, Ltd.	15,500	215,257

See accompanying notes to financial statements.

SPDR S&P International Industrial Sector ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

Sumitomo Heavy Industries, Ltd.	22,000	$144,136
THK Co., Ltd.	6,700	169,117
Tokyu Corp.	42,000	174,831
Toyota Tsusho Corp.	7,200	119,189
Yamato Holdings Co., Ltd.	15,600	242,809

		9,174,706

NETHERLANDS — 4.4%
Aalberts Industries NV	8,443	200,629
European Aeronautic Defence and Space Co. NV (a)	8,408	245,079
Koninklijke BAM Groep NV	7,606	58,707
Koninklijke Philips Electronics NV (a)	15,985	511,645
Randstad Holding NV (a)	3,492	194,751
TNT NV	8,579	220,358

		1,431,169

NORWAY — 0.5%
Orkla ASA	15,025	145,585

SINGAPORE — 4.3%
Fraser and Neave, Ltd.	44,000	209,790
Haw Par Corp., Ltd.	66,000	314,684
Jardine Matheson Holdings, Ltd.	5,473	243,767
Jardine Strategic Holdings, Ltd.	2,500	66,750
K-Green Trust	800	654
Keppel Corp., Ltd.	23,000	224,435
Neptune Orient Lines, Ltd. (a)	103,750	159,679
Singapore Airlines, Ltd.	15,000	162,792

		1,382,551

SPAIN — 1.4%
Abertis Infraestructuras SA	6,294	136,925
ACS, Actividades de Construccion y Servicios SA	4,581	215,050
International Consolidated Airlines Group SA (a)	27,510	100,100

		452,075

SWEDEN — 6.2%
Alfa Laval AB	10,321	224,306
Atlas Copco AB (Class B)	17,601	425,768
B&B Tools AB	6,622	119,142
Sandvik AB	18,748	353,954
Securitas AB (Class B)	14,032	167,159
Trelleborg AB (Class B)	16,987	174,356
Volvo AB (Class A) (a)	15,155	265,700
Volvo AB (Class B) (a)	16,291	286,650

		2,017,035

SWITZERLAND — 6.2%
ABB, Ltd. (a)	36,660	883,991
Adecco SA	3,563	235,236
Geberit AG	1,226	268,022
Kuehne & Nagel International AG	1,377	193,414
SGS SA	146	260,928
Wolseley PLC (a)	5,620	189,090

		2,030,681

UNITED KINGDOM — 8.2%
Aggreko PLC	6,921	174,842
Babcock International Group PLC	12,085	120,298
BAE Systems PLC	61,435	319,953
Capita Group PLC	19,778	235,554
Charter International PLC	7,731	100,131
De La Rue PLC	8,018	101,470
Experian PLC	26,671	330,048
FirstGroup PLC	19,083	99,812
Intertek Group PLC	6,860	223,663
Invensys PLC	18,325	101,399
Rentokil Initial PLC (a)	78,048	112,596
Rolls-Royce Group PLC (a)	39,847	395,372
Serco Group PLC	17,316	154,882
Smiths Group PLC	10,128	210,563

		2,680,583

TOTAL COMMON STOCKS —
(Cost $28,666,937)		32,123,647

SHORT TERM INVESTMENT — 0.1%
UNITED STATES — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Liquid Reserves Fund 0.19% (b)(c) (Cost $26,059)	26,059	26,059

TOTAL INVESTMENTS — 98.7%
(Cost $28,692,996)		32,149,706
OTHER ASSETS & LIABILITIES — 1.3%		421,649

NET ASSETS — 100.0%		$32,571,355

(a)	Non-income producing security.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(c)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt

See accompanying notes to financial statements.

SPDR S&P International Materials Sector ETF
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.3%
AUSTRALIA — 17.4%
Alumina, Ltd.	52,427	$133,375
Amcor, Ltd.	15,281	111,568
BHP Billiton, Ltd.	76,121	3,665,227
BlueScope Steel, Ltd.	36,094	73,720
Boral, Ltd.	45,397	234,737
Fortescue Metals Group, Ltd.	38,235	253,456
Iluka Resources, Ltd. (a)	36,240	498,452
Incitec Pivot, Ltd.	37,814	169,326
Mineral Deposits, Ltd. (a)	2,302	17,283
Newcrest Mining, Ltd.	13,148	541,433
OneSteel, Ltd.	46,999	118,594
Orica, Ltd.	12,392	337,936
OZ Minerals, Ltd.	111,137	183,317
Rio Tinto, Ltd.	10,013	877,581
Sims Metal Management, Ltd.	7,330	132,731

		7,348,736

AUSTRIA — 0.9%
RHI AG (a)	5,429	195,689
Voestalpine AG	3,707	174,284

		369,973

BELGIUM — 1.1%
Tessenderlo Chemie NV	5,428	194,806
Tessenderlo Chemie NV (a)	116	74
Umicore	5,564	276,316

		471,196

CANADA — 19.0%
Agnico-Eagle Mines, Ltd.	4,526	299,872
Agrium, Inc.	4,539	417,761
Alacer Gold Corp. (a)	3,819	34,980
Alamos Gold, Inc.	2,385	37,611
Barrick Gold Corp.	22,535	1,167,349
Centerra Gold, Inc.	3,339	59,726
Detour Gold Corp. (a)	1,110	34,986
ECU Silver Mining, Inc. (a)	11,673	11,760
Eldorado Gold Corp.	19,106	310,528
Equinox Minerals, Ltd. (a)	23,286	137,406
First Quantum Minerals, Ltd.	2,055	264,958
Gammon Gold, Inc. (a)	2,055	21,316
Goldcorp, Inc.	16,467	818,314
HudBay Minerals, Inc.	4,806	78,012
IAMGOLD Corp.	7,947	174,585
Inmet Mining Corp.	1,716	120,221
Ivanhoe Mines, Ltd. (a)	13,116	358,524
Kinross Gold Corp.	25,529	401,011
Lundin Mining Corp. (a)	14,458	119,647
New Gold, Inc. (a)	7,155	83,925
Osisko Mining Corp. (a)	3,979	57,103
Pan American Silver Corp.	4,674	173,026
Potash Corp. of Saskatchewan, Inc.	21,727	1,277,375
Quadra FNX Mining, Ltd. (a)	6,062	84,192
SEMAFO, Inc. (a)	9,538	91,090
Sherritt International Corp.	11,240	91,977
Silver Wheaton Corp.	5,428	235,032
Sino-Forest Corp. (a)	4,434	115,323
Tanzanian Royalty Exploration Corp. (a)	3,819	24,302
Teck Resources, Ltd. (Class B)	12,376	653,819
Teranga Gold Corp. (a)	5,384	13,920
Thompson Creek Metals Co., Inc. (a)	3,036	37,921
Yamana Gold, Inc.	16,787	206,742

		8,014,314

DENMARK — 0.8%
Novozymes A/S	2,144	328,694

FINLAND — 2.0%
Rautaruukki Oyj	3,387	81,326
Stora Enso Oyj	29,109	347,199
UPM-Kymmene Oyj (a)	20,555	435,210

		863,735

FRANCE — 3.0%
Air Liquide SA	7,235	962,652
Eramet	104	38,490
Lafarge SA	4,443	277,517

		1,278,659

GERMANY — 8.7%
BASF SE	18,976	1,643,467
HeidelbergCement AG	1,561	109,177
K+S AG	4,460	337,156
Lanxess AG	5,035	377,122
Linde AG	3,763	595,151
Salzgitter AG	1,732	136,904
ThyssenKrupp AG	11,841	484,447

		3,683,424

HONG KONG — 0.6%
AMVIG Holdings, Ltd.	48,000	37,027
China Grand Forestry Green Resources Group, Ltd. (a)	378,000	10,643
China Mining Resources Group, Ltd. (a)	270,000	4,790
China Rare Earth Holdings, Ltd. (a)	262,000	115,199
Fushan International Energy Group, Ltd.	118,600	85,387
Sino Union Energy Investment Group, Ltd. (a)	250,000	21,213

		274,259

IRELAND — 0.8%
CRH PLC	15,443	354,587

ISRAEL — 0.4%
Israel Chemicals, Ltd.	9,025	148,888

ITALY — 0.3%
Buzzi Unicem SpA	9,118	133,016

JAPAN — 13.2%
Asahi Kasei Corp.	53,833	364,386
Denki Kagaku Kogyo Kabushiki Kaisha	37,855	187,265
JFE Holdings, Inc.	13,756	403,983
JSR Corp.	10,673	214,928
Kobe Steel, Ltd.	110,641	288,350
Mitsubishi Chemical Holdings Corp.	39,402	248,640
Mitsubishi Materials Corp.	53,866	183,280
Mitsui Chemicals, Inc.	49,876	176,925
Mitsui Mining & Smelting Co., Ltd.	49,809	173,682
Nippon Steel Corp.	158,506	508,719
Nitto Denko Corp.	7,676	408,436
Shin-Etsu Chemical Co., Ltd.	10,467	522,213

See accompanying notes to financial statements.

SPDR S&P International Materials Sector ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

Sumitomo Chemical Co., Ltd.	51,838	$259,565
Sumitomo Metal Industries, Ltd.	108,663	243,862
Sumitomo Metal Mining Co., Ltd.	22,927	395,856
Taiheiyo Cement Corp.	102,744	173,554
Teijin, Ltd.	57,805	259,453
Toray Industries, Inc.	51,838	378,402
Ube Industries, Ltd.	53,866	172,231

		5,563,730

LUXEMBOURG — 2.2%
APERAM	980	39,427
ArcelorMittal	19,562	708,585
Ternium SA ADR	4,768	171,362

		919,374

NETHERLANDS — 2.1%
Akzo Nobel NV	7,310	502,913
Koninklijke DSM NV	6,491	399,359

		902,272

NORWAY — 0.9%
Norsk Hydro ASA	14,773	121,138
Yara International ASA	5,050	255,798

		376,936

PORTUGAL — 0.4%
Semapa-Sociedade de Investimento e Gestao SGPS SA	14,400	172,472

SOUTH KOREA — 2.4%
POSCO ADR	8,796	1,005,295

SPAIN — 0.2%
Cementos Portland Valderrivas SA	3,799	80,059

SWEDEN — 1.5%
Boliden AB	12,836	276,726
SSAB AB (Series A) (a)	10,152	160,848
Svenska Cellulosa AB (Class B)	12,721	204,878

		642,452

SWITZERLAND — 6.0%
Givaudan SA (a)	320	323,026
Holcim, Ltd.	5,653	427,598
Syngenta AG	2,666	869,870
Xstrata PLC	39,480	922,054

		2,542,548

UNITED KINGDOM — 15.4%
Anglo American PLC	29,569	1,520,041
Antofagasta PLC	15,197	331,540
BHP Billiton PLC	50,116	1,976,202
Lonmin PLC	6,008	164,008
Randgold Resources, Ltd.	3,264	259,927
Rio Tinto PLC	30,488	2,140,049
Vedanta Resources PLC	3,238	123,478

		6,515,245

TOTAL COMMON STOCKS —
(Cost $37,637,060)		41,989,864

WARRANTS — 0.0% (b)
CANADA — 0.0% (b)
Kinross Gold Corp. (expiring 9/17/14) (a) (Cost $1,740)	365	1,013

SHORT TERM INVESTMENT — 0.1%
UNITED STATES — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Liquid Reserves Fund 0.19% (c)(d) (Cost $20,487)	20,487	20,487

TOTAL INVESTMENTS — 99.4%
(Cost $37,659,287)		42,011,364
OTHER ASSETS & LIABILITIES — 0.6%		255,101

NET ASSETS — 100.0%		$42,266,465

(a)	Non-income producing security.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt

See accompanying notes to financial statements.

SPDR S&P International Technology Sector ETF
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
AUSTRALIA — 1.0%
Computershare, Ltd.	18,115	$173,473
Iress Market Technology, Ltd.	9,018	87,198

		260,671

BELGIUM — 0.6%
Barco NV (a)	2,016	155,462

CANADA — 4.9%
Canadian Solar, Inc. (a)	1,472	16,589
CGI Group, Inc. (Class A) (a)	10,657	222,726
MacDonald, Dettwiler & Associates, Ltd.	2,531	140,164
Open Text Corp. (a)	2,339	144,849
Research In Motion, Ltd. (a)	13,812	778,527

		1,302,855

DENMARK — 0.3%
SimCorp A/S	549	88,085

FINLAND — 4.3%
F-Secure Oyj	23,496	77,690
Nokia Oyj	108,184	926,517
Tieto Oyj	5,188	94,973
Vaisala Oyj (Class A)	1,627	53,150

		1,152,330

FRANCE — 4.5%
Alcatel-Lucent (a)	88,301	507,622
Atos Origin SA (a)	1,894	111,207
Cap Gemini SA	4,663	271,208
Dassault Systemes SA	1,472	113,282
Groupe Steria SCA	1,386	44,648
Neopost SA	1,237	108,503
UbiSoft Entertainment SA (a)	4,710	48,185

		1,204,655

GERMANY — 9.6%
Aixtron AG	4,231	185,500
Dialog Semiconductor PLC (a)	1,798	37,367
Infineon Technologies AG	34,045	349,547
Q-Cells SE (a)	3,667	15,830
SAP AG	25,763	1,579,404
Software AG	550	91,241
United Internet AG	7,716	139,062
Wincor Nixdorf AG	1,725	139,851

		2,537,802

HONG KONG — 0.9%
ASM Pacific Technology, Ltd.	13,049	163,821
VTech Holdings, Ltd.	7,371	83,630

		247,451

JAPAN — 37.5%
Advantest Corp.	5,478	99,011
Alps Electric Co., Ltd.	9,463	91,228
Brother Industries, Ltd.	9,263	136,576
Canon, Inc.	32,273	1,409,607
Citizen Holdings Co., Ltd.	11,355	65,626
CSK Corp. (a)	5,877	17,940
Dainippon Screen Manufacturing Co., Ltd.	15,937	167,677
Elpida Memory, Inc. (a)	6,176	79,808
FUJIFILM Holdings Corp.	13,148	408,654
Fujitsu, Ltd.	54,784	310,672
Hirose Electric Co., Ltd.	1,494	161,514
Hitachi High-Technologies Corp.	3,984	79,747
Hitachi, Ltd.	114,549	598,452
Horiba, Ltd.	3,586	105,356
Hoya Corp.	11,355	260,036
Ibiden Co., Ltd.	5,279	167,325
IT Holdings Corp.	5,279	55,414
Japan Digital Laboratory Co., Ltd.	4,383	51,879
Keyence Corp.	1,494	383,775
Konami Corp.	3,785	70,329
Konica Minolta Holdings, Inc.	16,933	142,402
Kyocera Corp.	3,984	405,226
Mitsumi Electric Co., Ltd.	5,279	70,510
Murata Manufacturing Co., Ltd.	5,379	388,757
NEC Corp. (a)	73,710	160,974
Nintendo Co., Ltd.	3,088	837,203
Nippon Electric Glass Co., Ltd.	16,933	240,674
Nomura Research Institute, Ltd.	5,279	116,943
NTT Data Corp.	53	164,410
Obic Co., Ltd.	588	111,953
Oki Electric Industry Co., Ltd. (a)	56,776	45,213
Omron Corp.	7,172	202,318
Ricoh Co., Ltd.	16,933	199,404
Rohm Co., Ltd.	3,586	225,423
Seiko Epson Corp.	5,279	84,841
Sumco Corp. (a)	5,478	110,842
Taiyo Yuden Co., Ltd.	3,984	53,598
TDK Corp.	3,785	224,460
Tokyo Electron, Ltd.	5,279	292,039
Toshiba Corp.	106,580	523,384
Trend Micro, Inc.	3,187	85,174
Yahoo! Japan Corp.	492	176,664
Yamatake Corp.	3,586	88,179
Yaskawa Electric Corp.	16,933	201,447
Yokogawa Electric Corp. (a)	12,849	98,290

		9,970,954

NETHERLANDS — 3.5%
ASM International NV (a)	2,994	117,691
ASML Holding NV (a)	12,460	549,910
Gemalto NV	3,599	177,250
VistaPrint NV (a)	1,782	92,486

		937,337

NORWAY — 0.3%
Nordic Semiconductor ASA	5,153	17,978
Renewable Energy Corp. ASA (a)	17,353	60,889

		78,867

SINGAPORE — 1.3%
Flextronics International, Ltd. (a)	26,725	199,636
Venture Corp., Ltd.	18,925	144,283

		343,919

SOUTH KOREA — 17.2%
LG Display Co., Ltd. ADR	25,554	401,965
Samsung Electronics Co., Ltd. GDR	9,781	4,167,684

		4,569,649

See accompanying notes to financial statements.

SPDR S&P International Technology Sector ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

SPAIN — 1.3%
Amadeus IT Holding SA (a)	10,526	$201,656
Amper, SA (a)	8,308	45,155
Indra Sistemas SA	4,419	88,735

		335,546

SWEDEN — 4.3%
Telefonaktiebolaget LM Ericsson (Class B)	88,355	1,140,083

SWITZERLAND — 2.0%
Logitech International SA (a)	5,799	104,843
STMicroelectronics NV	26,213	326,978
Temenos Group AG (a)	2,932	111,530

		543,351

UNITED KINGDOM — 5.9%
ARM Holdings PLC	54,304	500,518
Autonomy Corp. PLC (a)	7,324	186,549
Aveva Group PLC	3,578	92,626
Diploma PLC	28,888	148,179
Logica PLC	63,479	133,297
Misys PLC (a)	30,749	155,852
Spectris PLC	6,778	148,087
The Sage Group PLC	44,774	199,594

		1,564,702

TOTAL COMMON STOCKS —
(Cost $23,794,833)		26,433,719

SHORT TERM INVESTMENT — 0.1%
UNITED STATES — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Liquid Reserves Fund 0.19% (b)(c) (Cost $21,687)	21,687	21,687

TOTAL INVESTMENTS — 99.5%
(Cost $23,816,520)		26,455,406
OTHER ASSETS & LIABILITIES — 0.5%		126,153

NET ASSETS — 100.0%		$26,581,559

(a)	Non-income producing security.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(c)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt

See accompanying notes to financial statements.

SPDR S&P International Telecommunications Sector ETF
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.9%
AUSTRALIA — 1.1%
Telstra Corp., Ltd.	36,436	$106,258

AUSTRIA — 0.9%
Telekom Austria AG	5,691	83,345

BELGIUM — 2.3%
Belgacom SA	2,732	105,977
Mobistar SA	466	32,351
Telenet Group Holding NV (a)	1,497	70,243

		208,571

CANADA — 6.2%
BCE, Inc.	3,746	136,130
Bell Aliant, Inc.	1,705	47,044
Rogers Communications, Inc. (Class B)	6,315	229,866
TELUS Corp. (b)	956	48,716
TELUS Corp. (b)	2,228	108,036

		569,792

CHINA — 0.2%
PCCW, Ltd.	44,000	18,328

FINLAND — 0.6%
Elisa Oyj	2,546	56,110

FRANCE — 5.1%
France Telecom SA	19,514	437,816
Iliad SA	310	37,217

		475,033

GERMANY — 5.6%
Deutsche Telekom AG	32,294	498,155
Freenet AG	1,322	15,140

		513,295

ISRAEL — 1.2%
Bezeq The Israeli Telecommunication Corp., Ltd.	23,068	68,540
Cellcom Israel, Ltd.	631	20,747
Partner Communications Co., Ltd.	1,059	20,172

		109,459

ITALY — 3.6%
Telecom Italia SpA (b)	129,747	199,775
Telecom Italia SpA (b)	100,861	135,832

		335,607

JAPAN — 14.2%
KDDI Corp.	40	248,552
Nippon Telegraph & Telephone Corp.	6,600	297,430
NTT DoCoMo, Inc.	183	322,811
Softbank Corp.	11,100	444,643

		1,313,436

LUXEMBOURG — 1.8%
COLT Telecom Group SA (a)	10,472	25,028
Millicom International Cellular SA	1,453	139,735

		164,763

NETHERLANDS — 3.9%
Koninklijke (Royal) KPN NV	20,994	358,107

NEW ZEALAND — 0.3%
Telecom Corporation of New Zealand, Ltd.	16,803	25,761

NORWAY — 1.7%
Telenor ASA	9,725	159,981

PORTUGAL — 1.4%
Portugal Telecom SGPS SA	11,388	131,613

SINGAPORE — 2.7%
Singapore Telecommunications, Ltd.	93,000	222,817
StarHub, Ltd.	12,000	25,704

		248,521

SOUTH KOREA — 2.2%
KT Corp. ADR	4,519	88,256
SK Telecom Co., Ltd. ADR	6,203	116,679

		204,935

SPAIN — 13.4%
Telefonica SA	49,532	1,241,688

SWEDEN — 4.1%
Tele2 AB (Class B)	4,576	105,761
TeliaSonera AB	31,550	272,819

		378,580

SWITZERLAND — 1.7%
Swisscom AG	352	157,560

UNITED KINGDOM — 24.7%
BT Group PLC	105,881	315,004
Cable & Wireless Communications PLC	37,202	27,169
Cable & Wireless Worldwide PLC	37,202	31,277
Inmarsat PLC	7,113	68,867
TalkTalk Telecom Group PLC	6,227	13,755
Vodafone Group PLC	645,036	1,824,939

		2,281,011

TOTAL COMMON STOCKS —
(Cost $9,326,755)		9,141,754

RIGHTS — 0.0% (c)
SWEDEN — 0.0% (c)
TeliaSonera AB (expired 3/25/11) (a) (Cost $571)	10,000	814

SHORT TERM INVESTMENT — 0.3%
UNITED STATES — 0.3%
MONEY MARKET FUND — 0.3%
State Street Institutional Liquid Reserves Fund 0.19% (d)(e) (Cost $25,095)	25,095	25,095

TOTAL INVESTMENTS — 99.2%
(Cost $9,352,421)		9,167,663
OTHER ASSETS & LIABILITIES — 0.8%		69,583

NET ASSETS — 100.0%		$9,237,246

(a)	Non-income producing security.
(b)	Reflects seperate holdings of the issuer’s common stock traded on different securities exchanges.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt

See accompanying notes to financial statements.

SPDR S&P International Utilities Sector ETF
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AUSTRALIA — 2.4%
AGL Energy, Ltd.	7,479	$110,679
APA Group	14,230	61,954
Envestra, Ltd.	50,590	31,391

		204,024

AUSTRIA — 0.7%
Verbund AG (a)	1,256	55,878

CANADA — 3.5%
ATCO, Ltd. (Class I)	749	45,198
Canadian Utilities, Ltd. (Class A)	350	19,052
Emera, Inc.	1,340	43,654
Fortis, Inc.	3,233	110,076
TransAlta Corp.	3,651	76,717

		294,697

FINLAND — 2.4%
Fortum Oyj (b)	5,942	202,038

FRANCE — 12.6%
EDF SA	3,589	148,822
GDF Suez	16,298	664,944
Sechilienne-Sidec SA	623	17,510
Suez Environnement Co.	2,883	59,732
Veolia Environnement	5,395	167,974

		1,058,982

GERMANY — 14.0%
E.ON AG	25,343	775,030
RWE AG	6,276	400,292

		1,175,322

HONG KONG — 5.8%
CLP Holdings, Ltd.	23,500	190,037
Hong Kong & China Gas Co., Ltd.	68,100	163,373
Hongkong Electric Holdings, Ltd.	20,500	137,050

		490,460

ITALY — 11.0%
A2A SpA	27,125	43,997
Enel Green Power SpA (b)	18,500	51,404
Enel SpA	87,420	551,809
Hera SpA	14,753	35,361
Snam Rete Gas SpA	22,611	127,258
Terna Rete Elettrica Nationale SpA	22,784	109,220

		919,049

JAPAN — 15.7%
Chubu Electric Power Co., Inc.	8,588	191,696
Electric Power Development Co., Ltd.	2,300	71,098
Hokkaido Electric Power Co., Inc.	2,100	40,870
Hokuriku Electric Power Co.	2,994	68,059
Kyushu Electric Power Co., Inc.	6,292	123,365
Osaka Gas Co., Ltd.	31,958	128,017
Shikoku Electric Power Co., Inc.	1,600	43,687
The Chugoku Electric Power Co., Inc.	3,987	73,987
The Kansai Electric Power Co., Inc.	10,198	222,835
The Tokyo Electric Power Co., Inc.	16,499	92,767
Tohoku Electric Power Co., Inc.	6,972	118,191
Tokyo Gas Co., Ltd.	30,958	141,941

		1,316,513

NEW ZEALAND — 0.3%
Vector, Ltd.	15,383	29,333

PORTUGAL — 1.3%
EDP — Energias de Portugal SA	27,945	108,977

SOUTH KOREA — 1.0%
Korea Electric Power Corp. ADR	6,655	81,457

SPAIN — 11.1%
Acciona SA	413	44,941
EDP Renovaveis SA (b)	4,597	33,062
Enagas	4,064	91,814
Gas Natural SDG SA	5,403	101,631
Iberdrola Renovables SA	12,129	52,411
Iberdrola SA	57,597	501,532
Red Electrica Corporacion SA	1,821	103,626

		929,017

SWITZERLAND — 0.3%
BKW FMB Energie AG	309	21,937

UNITED KINGDOM — 17.5%
Centrica PLC	71,576	373,226
Drax Group PLC	5,335	33,908
International Power PLC	21,520	106,246
National Grid PLC	46,516	442,903
Pennon Group PLC	6,147	61,583
Scottish & Southern Energy PLC	13,005	262,873
Severn Trent PLC	3,861	90,421
United Utilities Group PLC	9,734	92,292

		1,463,452

TOTAL COMMON STOCKS —
(Cost $10,201,624)		8,351,136

SHORT TERM INVESTMENTS — 0.4%
UNITED STATES — 0.4%
MONEY MARKET FUNDS — 0.4%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	29,359	29,359
State Street Institutional Liquid Reserves Fund 0.19% (d)(e)	2,507	2,507

TOTAL SHORT TERM INVESTMENTS —
(Cost $31,866)		31,866

TOTAL INVESTMENTS — 100.0%
(Cost $10,233,490)		8,383,002
OTHER ASSETS & LIABILITIES — 0.0% (f)		(1,735)

NET ASSETS — 100.0%		$8,381,267

(a)	Security, or portion thereof, was on loan at March 31, 2011.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Amount shown represents less than 0.05% of net assets.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2011 (Unaudited)

							SPDR S&P				SPDR S&P
		SPDR EURO	SPDR S&P			SPDR S&P	Emerging		SPDR S&P	SPDR S&P	Emerging
	SPDR STOXX	STOXX	Emerging Asia	SPDR S&P	SPDR S&P	Emerging	Markets	SPDR S&P	Emerging	Emerging Latin	Middle East &
	Europe 50 ETF	50 ETF	Pacific ETF	Russia ETF	China ETF	Markets ETF	Dividend ETF	BRIC 40 ETF	Europe ETF	America ETF	Africa ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$37,149,686	$171,874,782	$728,154,379	$145,609,845	$717,428,345	$217,321,147	$13,106,541	$556,317,280	$278,577,502	$229,126,132	$157,869,223
Investments in securities of affiliated issuers, at value (Note 3)	755,499	526,684	34,918,907	124,370	99,001,938	14,595,893	100	31,228,453	4,654,385	15,706,091	6,897,630

Total Investments	37,905,185	172,401,466	763,073,286	145,734,215	816,430,283	231,917,040	13,106,641	587,545,733	283,231,887	244,832,223	164,766,853
Foreign currency, at value	123,066	331,341	1,160,743	8,485	466,624	3,866,914	39,404	1,429	617,839	603,689	428,770
Margin deposit on futures	—	—	—	—	—	620,898	—	—	—	—	—
Receivable for investments sold	—	—	18	—	—	5,440	98,650	—	1,142,215	—	—
Receivable for fund shares sold in-kind	—	2,026,523	—	—	—	—	—	—	—	—	—
Receivable for foreign taxes recoverable	93,171	145,688	4,123	—	—	3,646	—	—	12,308	—	—
Dividends and interest receivable — unaffiliated issuers	86,662	54,102	517,288	46,334	154,589	359,457	7,046	288,743	71,810	791,319	507,954
Dividends receivable — affiliated issuers	206	2,167	17,440	46	46,295	6,245	5	5,797	6,935	7,076	2,528
Receivable from broker — variation margin on open futures contracts	—	—	—	—	—	73,121	—	—	—	—	—

TOTAL ASSETS	38,208,290	174,961,287	764,772,898	145,789,080	817,097,791	236,852,761	13,251,746	587,841,702	285,082,994	246,234,307	165,706,105

LIABILITIES
Payable upon return of securities loaned	710,015	521,401	31,496,093	—	98,658,721	10,779,940	—	29,677,123	1,847,692	14,922,884	6,401,771
Payable for investments purchased	—	2,026,691	—	—	—	6,054	—	—	2,176,117	—	—
Due to custodian	—	—	—	—	—	—	113,590	—	—	—	—
Accrued advisory fee (Note 3)	28,530	119,055	1,108,601	190,490	1,017,616	337,070	4,778	637,389	337,131	389,370	235,558
Deferred foreign taxes payable	—	—	824,247	—	—	174,686	1,227	—	—	—	—
Accrued trustees’ fees and expenses (Note 3)	107	448	2,029	183	1,963	621	19	1,344	633	701	426

TOTAL LIABILITIES	738,652	2,667,595	33,430,970	190,673	99,678,300	11,298,371	119,614	30,315,856	4,361,573	15,312,955	6,637,755

NET ASSETS	$37,469,638	$172,293,692	$731,341,928	$145,598,407	$717,419,491	$225,554,390	$13,132,132	$557,525,846	$280,721,421	$230,921,352	$159,068,350

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$64,390,766	$260,846,656	$614,862,190	$133,332,994	$633,165,392	$192,592,097	$12,586,214	$516,167,526	$269,670,837	$223,214,248	$166,151,254
Undistributed (distribution in excess of) net investment income	19,745	(223,776)	(705,050)	(102,292)	(1,427,051)	(22,571)	2,114	767,151	351,583	(920,300)	(1,583)
Accumulated net realized gain (loss) on investments, foreign currency transactions and futures	(14,598,375)	(35,440,954)	951,611	201,863	(28,761,466)	1,228,751	(79,900)	(63,806,063)	(29,091,420)	(13,544,091)	(18,195,332)
Net unrealized appreciation (depreciation) on:
Investments (net of deferred foreign taxes of $0, $0, $824,247, $0, $0, $174,686, $1,227, $0, $0, $0, $0, respectively)	(12,350,859)	(52,899,710)	116,226,394	12,165,778	114,433,324	31,569,331	623,469	104,397,231	39,790,336	22,154,605	11,093,312
Foreign currency	8,361	11,476	6,783	64	9,292	114,423	235	1	85	16,890	20,699
Futures	—	—	—	—	—	72,359	—	—	—	—	—

NET ASSETS	$37,469,638	$172,293,692	$731,341,928	$145,598,407	$717,419,491	$225,554,390	$13,132,132	$557,525,846	$280,721,421	$230,921,352	$159,068,350

NET ASSET VALUE PER SHARE
Net asset value per share	$35.67	$40.53	$85.04	$39.89	$79.71	$75.18	$52.53	$29.34	$55.04	$88.82	$75.75

Shares outstanding (unlimited amount authorized, $0.01 par value)	1,050,370	4,250,967	8,600,000	3,650,000	9,000,000	3,000,000	250,000	19,000,000	5,100,000	2,600,000	2,100,000

COST OF INVESTMENTS:
Unaffiliated issuers	$49,500,545	$224,774,492	$611,103,738	$133,444,067	$602,995,021	$185,577,130	$12,481,845	$451,920,049	$238,787,166	$206,971,527	$146,775,911
Affiliated issuers	755,499	526,684	34,918,907	124,370	99,001,938	14,595,893	100	31,228,453	4,654,385	15,706,091	6,897,630

Total cost of investments	$50,256,044	$225,301,176	$646,022,645	$133,568,437	$701,996,959	$200,173,023	$12,481,945	$483,148,502	$243,441,551	$222,677,618	$153,673,541

Foreign currency, at cost	$123,503	$329,801	$1,157,970	$8,421	$458,181	$3,755,870	$39,230	$1,430	$610,215	$597,854	$420,751

* Includes investments in securities on loan, at value	$669,878	$490,503	$30,015,283	$—	$93,103,544	$10,329,696	$—	$28,764,426	$1,765,415	$14,677,504	$6,117,975

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (continued)
March 31, 2011 (Unaudited)

			SPDR Dow	SPDR FTSE/
			Jones	Macquarie			SPDR Russell/				SPDR S&P
	SPDR S&P	SPDR S&P	International	Global	SPDR S&P	SPDR MSCI	Nomura	SPDR Russell/	SPDR S&P	SPDR S&P	Emerging
	World	International	Real	Infrastructure	Global Natural	ACWI	PRIME	Nomura Small	International	International	Markets Small
	ex-US ETF	Small Cap ETF	Estate ETF	100 ETF	Resources ETF	ex-US ETF	Japan ETF	Cap Japan ETF	Dividend ETF	Mid Cap ETF	Cap ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$142,797,107	$919,463,772	$1,762,588,103	$51,015,358	$124,683,394	$466,046,588	$15,556,451	$118,025,215	$398,049,163	$42,733,805	$638,876,469
Investments in securities of affiliated issuers, at value (Note 3)	15,725,374	123,141,768	149,784,079	4,726,163	123,331	50,170,138	4,424,772	30,920,076	30,562,577	7,790,167	20,378,018

Total Investments	158,522,481	1,042,605,540	1,912,372,182	55,741,521	124,806,725	516,216,726	19,981,223	148,945,291	428,611,740	50,523,972	659,254,487
Foreign currency, at value	508,075	3,407,432	3,681,350	25,813	282,493	634,659	7,934	101,306	404,736	139,992	576,714
Receivable for investments sold	—	1,290,569	30,963	—	—	—	5,299	268,060	34	—	61,715
Receivable for fund shares sold in-kind	—	—	27,143,734	—	—	—	—	6,433,070	—	—	—
Receivable for foreign taxes recoverable	77,325	122,107	616,496	33,435	2,348	274,559	—	—	83,365	7,001	475
Dividends and interest receivable — unaffiliated issuers	518,132	4,163,199	5,591,285	183,941	88,768	1,540,781	152,978	1,112,441	911,536	159,754	879,573
Dividends receivable — affiliated issuers	6,597	88,651	45,459	1,062	24	18,381	466	7,719	43,807	4,005	31,879

TOTAL ASSETS	159,632,610	1,051,677,498	1,949,481,469	55,985,772	125,180,358	518,685,106	20,147,900	156,867,887	430,055,218	50,834,724	660,804,843

LIABILITIES
Payable upon return of securities loaned	15,492,550	121,532,582	149,476,177	4,649,521	—	50,052,612	4,374,249	30,272,268	30,499,258	7,786,753	17,561,183
Payable for investments purchased	—	125,801	29,036,548	—	—	—	—	6,396,121	—	866	—
Accrued advisory fee (Note 3)	111,294	1,291,388	2,309,588	74,386	87,235	375,592	11,442	111,511	414,675	45,984	1,409,883
Deferred foreign taxes payable	—	—	—	—	—	142,900	—	—	1,958	—	121,199
Accrued trustees’ fees and expenses (Note 3)	327	2,195	3,969	139	137	1,138	23	193	922	104	2,777

TOTAL LIABILITIES	15,604,171	122,951,966	180,826,282	4,724,046	87,372	50,572,242	4,385,714	36,780,093	30,916,813	7,833,707	19,095,042

NET ASSETS	$144,028,439	$928,725,532	$1,768,655,187	$51,261,726	$125,092,986	$468,112,864	$15,762,186	$120,087,794	$399,138,405	$43,001,017	$641,709,801

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$125,228,138	$877,190,264	$2,165,956,167	$74,010,844	$116,661,901	$505,662,916	$19,068,903	$133,954,584	$372,853,480	$36,252,595	$598,184,522
Undistributed (distribution in excess of) net investment income	590,946	(1,111,563)	(66,053,630)	366,010	213,076	1,897,479	124,918	917,081	(732,715)	8,747	235,452
Accumulated net realized gain (loss) on investments, foreign currency transactions and futures	(2,830,896)	(18,227,200)	(417,962,546)	(6,148,798)	(110,617)	(48,435,363)	(1,239,396)	(6,572,119)	3,600,442	196,046	35,488,284
Net unrealized appreciation (depreciation) on:
Investments (net of deferred foreign taxes of $0, $0, $0, $0, $0, $142,900, $0, $0, $1,958, $0, $121,199, respectively)	21,023,506	70,858,348	86,752,962	(16,966,478)	8,325,347	8,954,127	(2,191,100)	(8,197,915)	23,389,716	6,538,878	7,788,270
Foreign currency	16,745	15,683	(37,766)	148	3,279	33,705	(1,139)	(13,837)	27,482	4,751	13,273

NET ASSETS	$144,028,439	$928,725,532	$1,768,655,187	$51,261,726	$125,092,986	$468,112,864	$15,762,186	$120,087,794	$399,138,405	$43,001,017	$641,709,801

NET ASSET VALUE PER SHARE
Net asset value per share	$26.67	$31.59	$38.84	$42.72	$62.55	$34.93	$39.41	$42.89	$58.69	$31.85	$53.93

Shares outstanding (unlimited amount authorized, $0.01 par value)	5,400,000	29,400,000	45,535,379	1,200,000	2,000,000	13,400,000	400,000	2,800,075	6,801,326	1,350,000	11,900,000

COST OF INVESTMENTS:
Unaffiliated issuers	$121,773,601	$848,605,424	$1,675,835,141	$67,981,836	$116,358,047	$456,949,561	$17,747,551	$126,223,130	$374,657,489	$36,194,927	$630,967,000
Affiliated issuers	15,725,374	123,141,768	149,784,079	4,726,163	123,331	50,170,138	4,424,772	30,920,076	30,562,577	7,790,167	20,378,018

Total cost of investments	$137,498,975	$971,747,192	$1,825,619,220	$72,707,999	$116,481,378	$507,119,699	$22,172,323	$157,143,206	$405,220,066	$43,985,094	$651,345,018

Foreign currency, at cost	$497,903	$3,393,904	$3,669,277	$25,647	$279,495	$624,736	$7,963	$101,877	$400,225	$136,492	$571,307

* Includes investments in securities on loan, at value	$14,702,021	$115,141,590	$141,287,184	$4,564,076	$—	$47,583,827	$4,168,922	$28,647,492	$30,259,980	$7,402,788	$15,994,046

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (continued)
March 31, 2011 (Unaudited)

		SPDR S&P	SPDR S&P
	SPDR Dow	International	International	SPDR S&P	SPDR S&P	SPDR S&P	SPDR S&P	SPDR S&P	SPDR S&P	SPDR S&P	SPDR S&P
	Jones Global	Consumer	Consumer	International	International	International	International	International	International	International	International
	Real	Discretionary	Staples	Energy	Financial	Health Care	Industrial	Materials	Technology	Telecommunications	Utilities
	Estate ETF	Sector ETF	Sector ETF	Sector ETF	Sector ETF	Sector ETF	Sector ETF	Sector ETF	Sector ETF	Sector ETF	Sector ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$246,323,400	$23,335,247	$13,804,177	$18,031,160	$9,322,956	$12,133,467	$32,123,647	$41,990,877	$26,433,719	$9,142,568	$8,351,136
Investments in securities of affiliated issuers, at value (Note 3)	24,523,816	44,141	13,452	4,957	34,727	5,311	26,059	20,487	21,687	25,095	31,866

Total Investments	270,847,216	23,379,388	13,817,629	18,036,117	9,357,683	12,138,778	32,149,706	42,011,364	26,455,406	9,167,663	8,383,002
Cash	6,571	—	—	—	—	—	—	—	—	—	—
Foreign currency, at value	226,572	15,313	18,610	36,868	10,202	171,942	324,404	163,858	76,819	40,793	13,590
Receivable for investments sold	—	—	—	—	—	—	1,472,270	42,974	—	69,353	—
Receivable for fund shares sold in-kind	—	—	1,527,222	—	—	—	—	—	—	—	—
Receivable for foreign taxes recoverable	16,296	879	10,549	1,381	4,873	31,111	9,978	7,244	881	10,977	845
Dividends and interest receivable — unaffiliated issuers	639,316	74,554	69,460	22,369	52,934	51,345	132,500	92,197	81,639	23,104	23,786
Dividends receivable — affiliated issuers	7,405	8	1	6	80	6	80	43	13	10	13

TOTAL ASSETS	271,743,376	23,470,142	15,443,471	18,096,741	9,425,772	12,393,182	34,088,938	42,317,680	26,614,758	9,311,900	8,421,236

LIABILITIES
Payable upon return of securities loaned	24,216,493	—	9,600	—	34,627	—	—	—	—	—	29,359
Payable for investments purchased	143,489	—	1,522,713	—	5	—	—	—	—	59,809	—
Due to custodian	—	—	—	—	364	—	—	—	—	—	—
Payable for fund shares repurchased in-kind	—	—	—	—	—	—	1,480,436	—	—	—	—
Accrued advisory fee (Note 3)	265,483	29,103	15,080	20,651	8,752	15,119	37,077	51,119	33,131	14,840	10,588
Accrued trustees’ fees and expenses (Note 3)	485	59	34	41	19	31	70	96	68	5	22

TOTAL LIABILITIES	24,625,950	29,162	1,547,427	20,692	43,767	15,150	1,517,583	51,215	33,199	74,654	39,969

NET ASSETS	$247,117,426	$23,440,980	$13,896,044	$18,076,049	$9,382,005	$12,378,032	$32,571,355	$42,266,465	$26,581,559	$9,237,246	$8,381,267

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$213,068,687	$20,949,111	$13,286,541	$16,868,676	$10,877,213	$11,845,689	$29,174,580	$38,301,878	$23,912,379	$9,761,877	$10,564,257
Undistributed (distribution in excess of) net investment income	(6,568,651)	46,656	10,464	(12,192)	7,203	31,573	61,303	109,223	57,669	10,835	13,494
Accumulated net realized gain (loss) on investments and foreign currency transactions	(8,360,219)	(42,510)	(149,608)	(495,079)	(702,281)	(103,746)	(131,463)	(498,308)	(27,515)	(352,504)	(346,550)
Net unrealized appreciation (depreciation) on:
Investments	48,977,061	2,487,353	746,934	1,714,305	(800,889)	597,895	3,456,710	4,352,077	2,638,886	(184,758)	(1,850,488)
Foreign currency	548	370	1,713	339	759	6,621	10,225	1,595	140	1,796	554

NET ASSETS	$247,117,426	$23,440,980	$13,896,044	$18,076,049	$9,382,005	$12,378,032	$32,571,355	$42,266,465	$26,581,559	$9,237,246	$8,381,267

NET ASSET VALUE PER SHARE
Net asset value per share	$38.02	$29.30	$30.88	$30.13	$20.85	$30.95	$29.61	$31.31	$27.98	$26.39	$20.95

Shares outstanding (unlimited amount authorized, $0.01 par value)	6,500,000	800,000	450,000	600,000	450,000	400,000	1,100,000	1,350,000	950,000	350,000	400,000

COST OF INVESTMENTS:
Unaffiliated issuers	$197,346,339	$20,847,894	$13,057,243	$16,316,855	$10,123,845	$11,535,572	$28,666,937	$37,638,800	$23,794,833	$9,327,326	$10,201,624
Affiliated issuers	24,523,816	44,141	13,452	4,957	34,727	5,311	26,059	20,487	21,687	25,095	31,866

Total cost of investments	$221,870,155	$20,892,035	$13,070,695	$16,321,812	$10,158,572	$11,540,883	$28,692,996	$37,659,287	$23,816,520	$9,352,421	$10,233,490

Foreign currency, at cost	$225,559	$15,076	$18,094	$36,617	$10,111	$166,649	$314,506	$163,104	$76,245	$40,012	$13,142

* Includes investments in securities on loan, at value	$23,396,059	$—	$8,884	$—	$33,220	$—	$—	$—	$—	$—	$27,958

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended March 31, 2011 (Unaudited)

							SPDR S&P
							Emerging				SPDR S&P
			SPDR S&P			SPDR S&P	Markets		SPDR S&P	SPDR S&P	Emerging
	SPDR STOXX	SPDR EURO	Emerging Asia	SPDR S&P	SPDR S&P	Emerging	Dividend	SPDR S&P	Emerging	Emerging Latin	Middle East &
	Europe 50 ETF	STOXX 50 ETF	Pacific ETF	Russia ETF	China ETF	Markets ETF	ETF(1)	BRIC 40 ETF	Europe ETF	America ETF	Africa ETF

INVESTMENT INCOME
Dividend income on securities of unaffiliated issuers (Note 2)	$555,329	$1,705,570	$2,164,724	$124,071	$408,721	$1,444,944	$29,918	$3,289,905	$1,314,640	$3,168,096	$2,167,961
Dividend income on securities of affiliated issuers (Note 3)	52	122	2,780	184	599	6,398	5	1,072	483	595	392
Affiliated securities lending — net (Note 3 and Note 8)	7,708	52,839	129,164	—	374,535	42,931	—	45,692	33,551	52,896	13,341
Interest income (Note 2)	—	161	104	—	—	2,147	—	—	—	—	5,296
Foreign taxes withheld	(45,547)	(181,613)	(242,260)	(16,295)	(18,374)	(140,454)	(3,365)	(389,688)	(280,709)	(401,972)	454

TOTAL INVESTMENT INCOME	517,542	1,577,079	2,054,512	107,960	765,481	1,355,966	26,558	2,946,981	1,067,965	2,819,615	2,187,444

EXPENSES
Advisory fee (Note 3)	57,440	240,810	2,210,680	209,687	2,140,781	677,014	4,778	1,250,042	694,881	761,272	464,879
Trustees’ fees and expenses (Note 3)	607	2,628	11,826	565	12,559	3,472	19	8,209	3,984	4,312	2,354
Proxy expenses	3,538	10,092	30,781	—	38,757	8,817	—	34,406	15,601	11,579	7,935
Miscellaneous expenses	—	—	13,161	—	439	5,319	—	3,003	7,835	3,489	53

TOTAL EXPENSES	61,585	253,530	2,266,448	210,252	2,192,536	694,622	4,797	1,295,660	722,301	780,652	475,221

NET INVESTMENT INCOME (LOSS)	455,957	1,323,549	(211,936)	(102,292)	(1,427,055)	661,344	21,761	1,651,321	345,664	2,038,963	1,712,223

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(1,077,405)	1,340,188	51,916,567	4,482,967	25,331,933	11,089,437	1,425	(10,920,076)	5,584,542	3,774,270	4,544,768
Foreign currency transactions	13,465	3,726	(169,202)	(398)	(2,900)	(77,701)	(81,325)	(801)	57,924	(190,700)	(74,361)
Futures	—	—	131,412	—	—	734,719	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments in securities of unaffiliated issuers (net of deferred foreign taxes of $0, $0, $824,247, $0, $0, $174,686, $1,227, $0, $0, $0, $0, respectively)	4,214,152	14,415,078	(5,152,377)	12,118,160	4,645,996	7,559,980	623,469	76,733,620	38,807,730	6,917,763	3,159,544
Foreign currency transactions	(7,278)	(18,952)	(39,656)	64	(3,935)	10,334	235	(4,898)	(27,144)	8,785	17,507
Futures	—	—	—	—	—	13,905	—	—	—	—	—

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY TRANSACTIONS AND FUTURES	3,142,934	15,740,040	46,686,744	16,600,793	29,971,094	19,330,674	543,804	65,807,845	44,423,052	10,510,118	7,647,458

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,598,891	$17,063,589	$46,474,808	$16,498,501	$28,544,039	$19,992,018	$565,565	$67,459,166	$44,768,716	$12,549,081	$9,359,681

(1)	For the period February 23, 2011 (commencement of operations) to March 31, 2011.

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS (continued)
For the Six Months Ended March 31, 2011 (Unaudited)

			SPDR Dow	SPDR FTSE/
			Jones	Macquarie			SPDR Russell/				SPDR S&P
	SPDR S&P	SPDR S&P	International	Global	SPDR S&P	SPDR MSCI	Nomura	SPDR Russell/	SPDR S&P	SPDR S&P	Emerging
	World	International	Real	Infrastructure	Global Natural	ACWI	PRIME	Nomura Small	International	International	Markets Small
	ex-US ETF	Small Cap ETF	Estate ETF	100 ETF	Resources ETF	ex-US ETF	Japan ETF	Cap Japan ETF	Dividend ETF	Mid Cap ETF	Cap ETF

INVESTMENT INCOME
Dividend income on securities of unaffiliated issuers (Note 2)	$1,512,789	$9,108,713	$36,615,096	$944,926	$420,881	$4,894,025	$175,661	$1,292,072	$7,537,514	$484,621	$5,175,697
Dividend income on securities of affiliated issuers (Note 3)	118	1,027	3,288	88	71	499	16	162	286	43	4,755
Affiliated securities lending — net (Note 3 and Note 8)	27,550	334,039	287,900	14,990	—	98,320	1,531	34,060	189,377	13,315	248,567
Interest income (Note 2)	31	3,002	4,048	—	—	308	—	—	471	24	6,045
Foreign taxes withheld	(101,741)	(703,318)	(1,659,055)	(38,940)	(19,694)	(371,759)	(12,285)	(90,424)	(473,367)	(27,054)	(355,183)

TOTAL INVESTMENT INCOME	1,438,747	8,743,463	35,251,277	921,064	401,258	4,621,393	164,923	1,235,870	7,254,281	470,949	5,079,881

EXPENSES
Advisory fee (Note 3)	207,513	2,409,903	4,369,368	151,530	108,106	719,432	22,120	201,649	773,082	87,323	3,284,785
Trustees’ fees and expenses (Note 3)	1,772	12,046	22,034	710	496	6,047	70	873	5,316	547	16,997
Proxy expenses	5,979	35,583	63,136	4,821	—	21,134	778	4,274	15,059	1,349	11,187
Miscellaneous expenses	—	3,318	27	216	—	—	—	111	392	195	27,704

TOTAL EXPENSES	215,264	2,460,850	4,454,565	157,277	108,602	746,613	22,968	206,907	793,849	89,414	3,340,673

NET INVESTMENT INCOME (LOSS)	1,223,483	6,282,613	30,796,712	763,787	292,656	3,874,780	141,955	1,028,963	6,460,432	381,535	1,739,208

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	297,075	3,880,303	(93,169,634)	(1,004,477)	(113,306)	5,475,236	(1,790,895)	(899,409)	26,887,734	495,602	63,404,621
Foreign currency transactions	3,224	229,334	747,186	4,324	2,782	86,462	1,308	1,532	147,050	20,887	(1,363,936)
Futures	—	—	—	—	—	—	—	—	—	—	154,790
Net change in unrealized appreciation (depreciation) on:
Investments in securities of unaffiliated issuers (net of deferred foreign taxes of $0, $0, $0, $0, $0, $142,900, $0, $0, $1,958, $0, $121,199, respectively)	11,324,287	98,290,218	178,310,346	3,417,039	8,253,474	35,072,127	2,616,650	9,404,436	1,928,325	4,138,379	(47,118,945)
Foreign currency transactions	(1,650)	(66,919)	(32,563)	(443)	3,213	(38,985)	(1,751)	(18,300)	7,369	1,586	(237,004)
Futures	—	—	—	—	—	—	—	—	—	—	(86,785)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY TRANSACTIONS AND FUTURES	11,622,936	102,332,936	85,855,335	2,416,443	8,146,163	40,594,840	825,312	8,488,259	28,970,478	4,656,454	14,752,741

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$12,846,419	$108,615,549	$116,652,047	$3,180,230	$8,438,819	$44,469,620	$967,267	$9,517,222	$35,430,910	$5,037,989	$16,491,949

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS (continued)
For the Six Months Ended March 31, 2011 (Unaudited)

		SPDR S&P	SPDR S&P							SPDR S&P
	SPDR Dow	International	International	SPDR S&P	SPDR S&P	SPDR S&P	SPDR S&P	SPDR S&P	SPDR S&P	International	SPDR S&P
	Jones Global	Consumer	Consumer	International	International	International	International	International	International	Telecommuni-	International
	Real	Discretionary	Staples	Energy	Financial	Health Care	Industrial	Materials	Technology	cations	Utilities
	Estate ETF	Sector ETF	Sector ETF	Sector ETF	Sector ETF	Sector ETF	Sector ETF	Sector ETF	Sector ETF	Sector ETF	Sector ETF

INVESTMENT INCOME
Dividend income on securities of unaffiliated issuers (Note 2)	$3,873,554	$152,099	$135,680	$202,917	$129,748	$223,010	$293,763	$273,599	$170,470	$292,113	$142,188
Dividend income on securities of affiliated issuers (Note 3)	423	20	6	6	5	10	19	7	16	19	5
Affiliated securities lending — net (Note 3 and Note 8)	38,683	31	—	5	124	—	479	269	452	244	34
Interest income (Note 2)	161	—	—	—	—	—	182	70	—	—	—
Foreign taxes withheld	(109,563)	(9,651)	(4,398)	(18,422)	(7,841)	(20,958)	(25,355)	(12,856)	(11,182)	(27,402)	(9,219)

TOTAL INVESTMENT INCOME	3,803,258	142,499	131,288	184,506	122,036	202,062	269,088	261,089	159,756	264,974	133,008

EXPENSES
Advisory fee (Note 3)	456,243	54,919	31,657	38,591	17,676	28,939	65,537	90,212	61,793	38,353	20,749
Trustees’ fees and expenses (Note 3)	2,501	298	177	216	82	153	341	490	324	226	89
Proxy expenses	6,044	350	433	754	560	279	571	1,366	1,351	1,213	597
Miscellaneous expenses	—	—	—	—	—	31	—	—	—	—	—

TOTAL EXPENSES	464,788	55,567	32,267	39,561	18,318	29,402	66,449	92,068	63,468	39,792	21,435

NET INVESTMENT INCOME (LOSS)	3,338,470	86,932	99,021	144,945	103,718	172,660	202,639	169,021	96,288	225,182	111,573

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(826,543)	415,969	877,941	156,468	2,802	48,154	419,670	1,436,948	(22,288)	905,383	82,903
Foreign currency transactions	49,603	813	2,051	1,699	1,667	3,433	(1,370)	3,760	1,680	(3,737)	(413)
Net change in unrealized appreciation (depreciation) on:
Investments	16,321,764	1,141,455	(347,571)	3,017,718	414,516	536,293	3,132,630	3,848,303	2,931,666	(165,407)	43,061
Foreign currency transactions	(2,114)	(631)	(949)	(2,121)	(1,888)	3,504	8,460	(491)	(967)	620	(226)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	15,542,710	1,557,606	531,472	3,173,764	417,097	591,384	3,559,390	5,288,520	2,910,091	736,859	125,325

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$18,881,180	$1,644,538	$630,493	$3,318,709	$520,815	$764,044	$3,762,029	$5,457,541	$3,006,379	$962,041	$236,898

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR STOXX Europe 50 ETF		SPDR EURO STOXX 50 ETF		SPDR S&P Emerging Asia Pacific ETF		SPDR S&P Russia ETF		SPDR S&P China ETF
	Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended	For the	Six Months Ended
	3/31/11	Year Ended	3/31/11	Year Ended	3/31/11	Year Ended	3/31/11	Period	3/31/11	Year Ended
	(Unaudited)	9/30/10	(Unaudited)	9/30/10	(Unaudited)	9/30/10	(Unaudited)	3/10/10*- 9/30/10	(Unaudited)	9/30/10

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$455,957	$1,450,663	$1,323,549	$4,815,374	$(211,936)	$10,061,038	$(102,292)	$31,909	$(1,427,055)	$8,076,859
Net realized gain (loss) on investments, foreign currency transactions and futures	(1,063,940)	(5,082,678)	1,343,914	(3,410,769)	51,878,777	14,956,324	4,482,569	1,314	25,329,033	(11,246,697)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	4,206,874	2,323,588	14,396,126	(10,673,414)	(5,192,033)	86,031,691	12,118,224	47,618	4,642,061	79,364,873

Net increase (decrease) in net assets resulting from operations	3,598,891	(1,308,427)	17,063,589	(9,268,809)	46,474,808	111,049,053	16,498,501	80,841	28,544,039	76,195,035

Net equalization credits and charges	(32,259)	90,156	7,120	440,402	—	—	—	—	—	—

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(878,954)	(1,567,926)	(1,479,304)	(5,287,503)	(7,330,556)	(6,011,211)	(4,799)	(27,110)	(2,914,530)	(6,488,711)
Net realized gains	—	—	—	—	(23,251,099)	—	(38,444)	—	—	—

Total distributions to shareholders	(878,954)	(1,567,926)	(1,479,304)	(5,287,503)	(30,581,655)	(6,011,211)	(43,243)	(27,110)	(2,914,530)	(6,488,711)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	—	—	9,990,383	35,853,209	67,279,490	312,368,465	153,508,670	5,949,194	81,608,501	189,444,665
Proceeds from reinvestment of distributions	—	176	—	372	—	—	—	—	—	—
Cost of shares redeemed	(3,657,465)	(15,230,821)	(15,681,382)	(40,819,155)	(64,438,779)	(141,564,542)	(30,368,446)	—	(67,498,479)	(27,009,742)
Net income equalization (Note 2)	32,259	(90,156)	(7,120)	(440,402)	—	—	—	—	—	—

Net increase (decrease) in net assets from beneficial interest transactions	(3,625,206)	(15,320,801)	(5,698,119)	(5,405,976)	2,840,711	170,803,923	123,140,224	5,949,194	14,110,022	162,434,923

Net increase (decrease) in net assets during the period	(937,528)	(18,106,998)	9,893,286	(19,521,886)	18,733,864	275,841,765	139,595,482	6,002,925	39,739,531	232,141,247
Net assets at beginning of period	38,407,166	56,514,164	162,400,406	181,922,292	712,608,064	436,766,299	6,002,925	—	677,679,960	445,538,713

NET ASSETS END OF PERIOD (1)	$37,469,638	$38,407,166	$172,293,692	$162,400,406	$731,341,928	$712,608,064	$145,598,407	$6,002,925	$717,419,491	$677,679,960

SHARES OF BENEFICIAL INTEREST:
Shares sold	—	—	250,000	1,050,000	800,000	4,200,000	4,250,000	200,000	1,000,000	2,600,000
Shares issued to shareholders from reinvestment of distributions	—	5	—	9	—	—	—	—	—	—
Shares redeemed	(100,000)	(450,000)	(400,000)	(1,050,000)	(800,000)	(1,900,000)	(800,000)	—	(900,000)	(400,000)

Net increase (decrease)	(100,000)	(449,995)	(150,000)	9	—	2,300,000	3,450,000	200,000	100,000	2,200,000

(1) Including undistributed (distribution in excess of) net investment income	$19,745	$442,742	$(223,776)	$(68,021)	$(705,050)	$6,837,442	$(102,292)	$4,799	$(1,427,051)	$2,914,534

*	Commencement of operations

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P Emerging Markets ETF		SPDR S&P Emerging Markets Dividend ETF	SPDR S&P BRIC 40 ETF		SPDR S&P Emerging Europe ETF		SPDR S&P Emerging Latin America ETF
	Six Months Ended			Six Months Ended		Six Months Ended		Six Months Ended
	3/31/11	Year Ended		3/31/11	Year Ended	3/31/11	Year Ended	3/31/11	Year Ended
	(Unaudited)	9/30/10	For the Period 2/23/11*- 3/31/11	(Unaudited)	9/30/10	(Unaudited)	9/30/10	(Unaudited)	9/30/10

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$661,344	$2,437,633	$21,761	$1,651,321	$7,374,022	$345,664	$2,276,434	$2,038,963	$3,323,085
Net realized gain (loss) on investments, foreign currency transactions and futures	11,746,455	9,092,828	(79,900)	(10,920,877)	(3,757,398)	5,642,466	(1,091,326)	3,583,570	2,631,525
Net change in unrealized appreciation (depreciation) on investments, foreign currency transactions and futures	7,584,219	15,537,156	623,704	76,728,722	44,830,144	38,780,586	14,356,267	6,926,548	19,448,305

Net increase (decrease) in net assets resulting from operations	19,992,018	27,067,617	565,565	67,459,166	48,446,768	44,768,716	15,541,375	12,549,081	25,402,915

Net equalization credits and charges	—	—	(22,012)	—	—	—	—	—	—

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,798,176)	(1,886,519)	(19,647)	(2,372,838)	(6,217,019)	(406,301)	(1,812,115)	(3,348,558)	(2,998,406)
Net realized gains	(2,055,341)	—	—	—	—	—	—	—	—

Total distributions to shareholders	(3,853,517)	(1,886,519)	(19,647)	(2,372,838)	(6,217,019)	(406,301)	(1,812,115)	(3,348,558)	(2,998,406)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	22,136,941	121,826,276	12,586,214	40,723,699	102,061,604	38,117,828	169,976,924	60,807,488	134,560,726
Cost of shares redeemed	(29,382,265)	(24,741,000)	—	(8,275,115)	(25,112,802)	(34,083,646)	(89,356,612)	(50,280,903)	(78,614,528)
Net income equalization (Note 2)	—	—	22,012	—	—	—	—	—	—

Net increase (decrease) in net assets from beneficial interest transactions	(7,245,324)	97,085,276	12,608,226	32,448,584	76,948,802	4,034,182	80,620,312	10,526,585	55,946,198

Net increase (decrease) in net assets during the period	8,893,177	122,266,374	13,132,132	97,534,912	119,178,551	48,396,597	94,349,572	19,727,108	78,350,707
Net assets at beginning of period	216,661,213	94,394,839	—	459,990,934	340,812,383	232,324,824	137,975,252	211,194,244	132,843,537

NET ASSETS END OF PERIOD (1)	$225,554,390	$216,661,213	$13,132,132	$557,525,846	$459,990,934	$280,721,421	$232,324,824	$230,921,352	$211,194,244

SHARES OF BENEFICIAL INTEREST:
Shares sold	300,000	1,900,000	250,000	1,500,000	4,100,000	700,000	3,800,000	700,000	1,700,000
Shares issued to shareholders from reinvestment of distributions	—	—	—	—	—	—	—	—	—
Shares redeemed	(400,000)	(400,000)	—	(300,000)	(1,100,000)	(700,000)	(2,200,000)	(600,000)	(1,100,000)

Net increase (decrease)	(100,000)	1,500,000	250,000	1,200,000	3,000,000	—	1,600,000	100,000	600,000

(1) Including undistributed (distribution in excess of) net investment income	$(22,571)	$1,114,261	$2,114	$767,151	$1,488,668	$351,583	$412,220	$(894,161)	$389,295

*	Commencement of operations

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (continued)

			SPDR S&P World
	SPDR S&P Emerging Middle East & Africa ETF		ex-US ETF		SPDR S&P International Small Cap ETF		SPDR Dow Jones International Real Estate ETF		SPDR FTSE/Macquarie Global Infrastructure 100 ETF
	Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended
	3/31/11	Year Ended	3/31/11	Year Ended	3/31/11	Year Ended	3/31/11	Year Ended	3/31/11	Year Ended
	(Unaudited)	9/30/10	(Unaudited)	9/30/10	(Unaudited)	9/30/10	(Unaudited)	9/30/10	(Unaudited)	9/30/10

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,712,223	$2,710,484	$1,223,483	$2,356,448	$6,282,613	$10,174,806	$30,796,712	$40,947,461	$763,787	$2,177,565
Net realized gain (loss) on investments and foreign currency transactions	4,470,407	1,469,286	300,299	(186,867)	4,109,637	6,979,139	(92,422,448)	(58,157,750)	(1,000,153)	(2,974,500)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	3,177,051	24,016,550	11,322,637	2,594,218	98,223,299	42,125,692	178,277,783	153,805,836	3,416,596	1,209,008

Net increase (decrease) in net assets resulting from operations	9,359,681	28,196,320	12,846,419	4,763,799	108,615,549	59,279,637	116,652,047	136,595,547	3,180,230	412,073

Net equalization credits and charges	—	—	—	—	—	—	(19,165,602)	(451,793)	—	—

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(2,710,148)	(2,572,981)	(1,211,042)	(2,124,908)	(13,026,364)	(9,113,629)	(101,005,263)	(40,086,120)	(832,974)	(2,412,780)

Total distributions to shareholders	(2,710,148)	(2,572,981)	(1,211,042)	(2,124,908)	(13,026,364)	(9,113,629)	(101,005,263)	(40,086,120)	(832,974)	(2,412,780)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	37,950,689	6,716,562	25,939,952	18,927,884	210,572,397	135,826,621	438,747,193	323,758,955	—	—
Proceeds from reinvestment of distributions	—	—	—	—	—	—	—	71,215	—	—
Cost of shares redeemed	(28,196,196)	(18,907,813)	—	—	—	(72,461,768)	—	(45,343,162)	(4,271,831)	(11,911,868)
Net income equalization (Note 2)	—	—	—	—	—	—	19,165,602	451,793	—	—

Net increase (decrease) in net assets from beneficial interest transactions	9,754,493	(12,191,251)	25,939,952	18,927,884	210,572,397	63,364,853	457,912,795	278,938,801	(4,271,831)	(11,911,868)

Net increase (decrease) in net assets during the period	16,404,026	13,432,088	37,575,329	21,566,775	306,161,582	113,530,861	454,393,977	374,996,435	(1,924,575)	(13,912,575)
Net assets at beginning of period	142,664,324	129,232,236	106,453,110	84,886,335	622,563,950	509,033,089	1,314,261,210	939,264,775	53,186,301	67,098,876

NET ASSETS END OF PERIOD (1)	$159,068,350	$142,664,324	$144,028,439	$106,453,110	$928,725,532	$622,563,950	$1,768,655,187	$1,314,261,210	$51,261,726	$53,186,301

SHARES OF BENEFICIAL INTEREST:
Shares sold	500,000	100,000	1,000,000	800,000	7,100,000	5,200,000	11,300,000	9,200,000	—	—
Shares issued to shareholders from reinvestment of distributions	—	—	—	—	—	—	—	2,007	—	—
Shares redeemed	(400,000)	(300,000)	—	—	—	(2,900,000)	—	(1,400,000)	(100,000)	(300,000)

Net increase (decrease)	100,000	(200,000)	1,000,000	800,000	7,100,000	2,300,000	11,300,000	7,802,007	(100,000)	(300,000)

(1) Including undistributed (distribution in excess of) net investment income	$(1,583)	$996,342	$590,946	$578,505	$(1,111,563)	$5,632,188	$(66,053,630)	$4,154,921	$366,010	$435,197

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (continued)

			SPDR MSCI ACWI
	SPDR S&P Global Natural Resources ETF		ex-US ETF		SPDR Russell/Nomura PRIME Japan ETF		SPDR Russell/Nomura Small Cap Japan ETF		SPDR S&P International Dividend ETF
	Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended
	3/31/11		3/31/11	Year Ended	3/31/11	Year Ended	3/31/11	Year Ended	3/31/11	Year Ended
	(Unaudited)	For the Period 9/13/10*- 9/30/10	(Unaudited)	9/30/10	(Unaudited)	9/30/10	(Unaudited)	9/30/10	(Unaudited)	9/30/10

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$292,656	$2,959	$3,874,780	$8,807,576	$141,955	$201,408	$1,028,963	$1,016,433	$6,460,432	$8,922,133
Net realized gain (loss) on investments and foreign currency transactions	(110,524)	(18)	5,561,698	1,253,393	(1,789,587)	(41,684)	(897,877)	1,912,923	27,034,784	119,000
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	8,256,687	71,939	35,033,142	12,511,633	2,614,899	(190,954)	9,386,136	(4,060,086)	1,935,694	3,552,985

Net increase (decrease) in net assets resulting from operations	8,438,819	74,880	44,469,620	22,572,602	967,267	(31,230)	9,517,222	(1,130,730)	35,430,910	12,594,118

Net equalization credits and charges	—	—	—	—	—	—	—	—	411,081	245,201

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(82,614)	—	(4,073,796)	(8,267,313)	(135,745)	(212,633)	(570,630)	(1,212,446)	(6,981,960)	(8,988,445)

Total distributions to shareholders	(82,614)	—	(4,073,796)	(8,267,313)	(135,745)	(212,633)	(570,630)	(1,212,446)	(6,981,960)	(8,988,445)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	109,122,115	7,539,786	54,280,141	92,581,495	7,648,028	—	47,787,027	1,905,760	111,984,210	154,125,552
Proceeds from reinvestment of distributions	—	—	—	—	—	—	—	—	—	14,312
Cost of shares redeemed	—	—	(20,472,108)	(22,878,986)	(7,836,631)	—	(4,057,610)	(17,231,739)	—	(25,077,709)
Net income equalization (Note 2)	—	—	—	—	—	—	—	—	(411,081)	(245,201)

Net increase (decrease) in net assets from beneficial interest transactions	109,122,115	7,539,786	33,808,033	69,702,509	(188,603)	—	43,729,417	(15,325,979)	111,573,129	128,816,954

Net increase (decrease) in net assets during the period	117,478,320	7,614,666	74,203,857	84,007,798	642,919	(243,863)	52,676,009	(17,669,155)	140,433,160	132,667,828
Net assets at beginning of period	7,614,666	—	393,909,007	309,901,209	15,119,267	15,363,130	67,411,785	85,080,940	258,705,245	126,037,417

NET ASSETS END OF PERIOD (1)	$125,092,986	$7,614,666	$468,112,864	$393,909,007	$15,762,186	$15,119,267	$120,087,794	$67,411,785	$399,138,405	$258,705,245

SHARES OF BENEFICIAL INTEREST:
Shares sold	1,850,000	150,000	1,600,000	3,000,000	200,000	—	1,200,000	50,000	2,000,000	2,900,000
Shares issued to shareholders from reinvestment of distributions	—	—	—	—	—	—	—	—	—	273
Shares redeemed	—	—	(600,000)	(800,000)	(200,000)	—	(100,000)	(450,000)	—	(500,000)

Net increase (decrease)	1,850,000	150,000	1,000,000	2,200,000	—	—	1,100,000	(400,000)	2,000,000	2,400,273

(1) Including undistributed (distribution in excess of) net investment income	$213,076	$3,034	$1,897,479	$2,096,495	$124,918	$118,708	$917,081	$458,748	$(732,715)	$(211,187)

*	Commencement of operations

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P International Mid Cap ETF		SPDR S&P Emerging Markets Small Cap ETF		SPDR Dow Jones Global Real Estate ETF		SPDR S&P International Consumer Discretionary Sector ETF		SPDR S&P International Consumer Staples Sector ETF
	Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended
	3/31/11	Year Ended	3/31/11	Year Ended	3/31/11	Year Ended	3/31/11	Year Ended	3/31/11	Year Ended
	(Unaudited)	9/30/10	(Unaudited)	9/30/10	(Unaudited)	9/30/10	(Unaudited)	9/30/10	(Unaudited)	9/30/10

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$381,535	$487,936	$1,739,208	$5,623,309	$3,338,470	$3,793,705	$86,932	$128,584	$99,021	$199,898
Net realized gain (loss) on investments, foreign currency transactions and futures	516,489	2,034,468	62,195,475	29,775,255	(776,940)	(1,472,418)	416,782	(75,551)	879,992	4,200
Net change in unrealized appreciation (depreciation) on investments, foreign currency transactions and futures	4,139,965	198,690	(47,442,734)	49,787,906	16,319,650	18,906,551	1,140,824	1,617,391	(348,520)	1,223,034

Net increase (decrease) in net assets resulting from operations	5,037,989	2,721,094	16,491,949	85,186,470	18,881,180	21,227,838	1,644,538	1,670,424	630,493	1,427,132

Net equalization credits and charges	—	—	—	—	(2,951,446)	68,501	3,550	6,904	(1,119)	11,009

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(606,965)	(439,504)	(3,479,144)	(1,009,521)	(9,008,938)	(4,128,948)	(69,753)	(112,931)	(88,182)	(206,190)
Net realized gains	(610,806)	(521,348)	(31,686,300)	(1,762,433)	—	—	—	—	—	—

Total distributions to shareholders	(1,217,771)	(960,852)	(35,165,444)	(2,771,954)	(9,008,938)	(4,128,948)	(69,753)	(112,931)	(88,182)	(206,190)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	8,984,816	12,046,063	408,882,682	686,488,723	96,857,510	42,212,998	4,477,437	12,451,406	3,089,408	8,416,576
Cost of shares redeemed	—	(5,325,824)	(545,910,051)	(37,166,199)	—	—	(1,444,399)	—	(4,635,506)	—
Net income equalization (Note 2)	—	—	—	—	2,951,446	(68,501)	(3,550)	(6,904)	1,119	(11,009)

Net increase (decrease) in net assets from beneficial interest transactions	8,984,816	6,720,239	(137,027,369)	649,322,524	99,808,956	42,144,497	3,029,488	12,444,502	(1,544,979)	8,405,567

Net increase (decrease) in net assets during the period	12,805,034	8,480,481	(155,700,864)	731,737,040	106,729,752	59,311,888	4,607,823	14,008,899	(1,003,787)	9,637,518
Net assets at beginning of period	30,195,983	21,715,502	797,410,665	65,673,625	140,387,674	81,075,786	18,833,157	4,824,258	14,899,831	5,262,313

NET ASSETS END OF PERIOD (1)	$43,001,017	$30,195,983	$641,709,801	$797,410,665	$247,117,426	$140,387,674	$23,440,980	$18,833,157	$13,896,044	$14,899,831

SHARES OF BENEFICIAL INTEREST:
Shares sold	300,000	450,000	7,300,000	13,900,000	2,600,000	1,300,000	150,000	500,000	100,000	300,000
Shares issued to shareholders from reinvestment of distributions	—	—	—	—	—	—	—	—	—	—
Shares redeemed	—	(200,000)	(10,000,000)	(800,000)	—	—	(50,000)	—	(150,000)	—

Net increase (decrease)	300,000	250,000	(2,700,000)	13,100,000	2,600,000	1,300,000	100,000	500,000	(50,000)	300,000

(1) Including undistributed (distribution in excess of) net investment income	$8,747	$234,177	$235,452	$1,975,388	$(6,568,651)	$(898,183)	$46,656	$29,477	$10,464	$(375)

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P International Energy Sector ETF		SPDR S&P International Financial Sector ETF		SPDR S&P International Health Care Sector ETF		SPDR S&P International Industrial Sector ETF		SPDR S&P International Materials Sector ETF
	Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended
	3/31/11	Year Ended	3/31/11	Year Ended	3/31/11	Year Ended	3/31/11	Year Ended	3/31/11	Year Ended
	(Unaudited)	9/30/10	(Unaudited)	9/30/10	(Unaudited)	9/30/10	(Unaudited)	9/30/10	(Unaudited)	9/30/10

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$144,945	$257,928	$103,718	$254,065	$172,660	$139,776	$202,639	$154,336	$169,021	$204,428
Net realized gain (loss) on investments and foreign currency transactions	158,167	(344,948)	4,469	699,825	51,587	(181,590)	418,300	(47,533)	1,440,708	261,116
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	3,015,597	(206,617)	412,628	(1,220,845)	539,797	550,643	3,141,090	1,111,430	3,847,812	1,190,264

Net increase (decrease) in net assets resulting from operations	3,318,709	(293,637)	520,815	(266,955)	764,044	508,829	3,762,029	1,218,233	5,457,541	1,655,808

Net equalization credits and charges	2,162	17,769	(24,431)	17,776	4,305	(1,295)	20,954	21,033	(9,376)	(13,822)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(157,424)	(265,577)	(111,189)	(274,396)	(162,476)	(132,165)	(159,592)	(145,223)	(96,569)	(179,753)

Total distributions to shareholders	(157,424)	(265,577)	(111,189)	(274,396)	(162,476)	(132,165)	(159,592)	(145,223)	(96,569)	(179,753)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	3,928,127	7,541,236	3,202,849	10,792,976	1,466,827	5,673,901	12,494,036	13,390,135	19,071,658	15,063,093
Cost of shares redeemed	(1,272,795)	(1,091,375)	(3,051,815)	(6,778,742)	—	(1,441,597)	(1,480,436)	(1,160,514)	(4,553,621)	(3,372,651)
Net income equalization (Note 2)	(2,162)	(17,769)	24,431	(17,776)	(4,305)	1,295	(20,954)	(21,033)	9,376	13,822

Net increase (decrease) in net assets from beneficial interest transactions	2,653,170	6,432,092	175,465	3,996,458	1,462,522	4,233,599	10,992,646	12,208,588	14,527,413	11,704,264

Net increase (decrease) in net assets during the period	5,816,617	5,890,647	560,660	3,472,883	2,068,395	4,608,968	14,616,037	13,302,631	19,879,009	13,166,497
Net assets at beginning of period	12,259,432	6,368,785	8,821,345	5,348,462	10,309,637	5,700,669	17,955,318	4,652,687	22,387,456	9,220,959

NET ASSETS END OF PERIOD (1)	$18,076,049	$12,259,432	$9,382,005	$8,821,345	$12,378,032	$10,309,637	$32,571,355	$17,955,318	$42,266,465	$22,387,456

SHARES OF BENEFICIAL INTEREST:
Shares sold	150,000	300,000	150,000	550,000	50,000	200,000	450,000	550,000	650,000	600,000
Shares issued to shareholders from reinvestment of distributions	—	—	—	—	—	—	—	—	—	—
Shares redeemed	(50,000)	(50,000)	(150,000)	(350,000)	—	(50,000)	(50,000)	(50,000)	(150,000)	(150,000)

Net increase (decrease)	100,000	250,000	—	200,000	50,000	150,000	400,000	500,000	500,000	450,000

(1) Including undistributed (distribution in excess of) net investment income	$(12,192)	$287	$7,203	$14,674	$31,573	$21,389	$61,303	$18,256	$109,223	$36,771

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P International Technology Sector ETF		SPDR S&P International Telecommunications Sector ETF		SPDR S&P International Utilities Sector ETF
	Six Months Ended		Six Months Ended		Six Months Ended
	3/31/11	Year Ended	3/31/11	Year Ended	3/31/11	Year Ended
	(Unaudited)	9/30/10	(Unaudited)	9/30/10	(Unaudited)	9/30/10

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$96,288	$217,285	$225,182	$621,156	$111,573	$308,311
Net realized gain (loss) on investments and foreign currency transactions	(20,608)	376,112	901,646	(75,249)	82,490	83,169
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	2,930,699	(292,497)	(164,787)	135,515	42,835	(733,695)

Net increase (decrease) in net assets resulting from operations	3,006,379	300,900	962,041	681,422	236,898	(342,215)

Net equalization credits and charges	2,995	9,332	(14,314)	11,285	(144)	13,758

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(69,310)	(202,796)	(220,053)	(624,359)	(118,306)	(284,890)
Net realized gains	(87,145)	(6,227)	—	—	—	—

Total distributions to shareholders	(156,455)	(209,023)	(220,053)	(624,359)	(118,306)	(284,890)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	2,688,113	11,117,854	5,183,495	9,607,909	1,080,588	8,360,834
Cost of shares redeemed	—	(1,227,857)	(12,483,323)	(3,301,651)	(1,039,230)	(4,069,217)
Net income equalization (Note 2)	(2,995)	(9,332)	14,314	(11,285)	144	(13,758)

Net increase (decrease) in net assets from beneficial interest transactions	2,685,118	9,880,665	(7,285,514)	6,294,973	41,502	4,277,859

Net increase (decrease) in net assets during the period	5,538,037	9,981,874	(6,557,840)	6,363,321	159,950	3,664,512
Net assets at beginning of period	21,043,522	11,061,648	15,795,086	9,431,765	8,221,317	4,556,805

NET ASSETS END OF PERIOD (1)	$26,581,559	$21,043,522	$9,237,246	$15,795,086	$8,381,267	$8,221,317

SHARES OF BENEFICIAL INTEREST:
Shares sold	100,000	450,000	200,000	400,000	50,000	400,000
Shares issued to shareholders from reinvestment of distributions	—	—	—	—	—	—
Shares redeemed	—	(50,000)	(500,000)	(150,000)	(50,000)	(200,000)

Net increase (decrease)	100,000	400,000	(300,000)	250,000	—	200,000

(1) Including undistributed (distribution in excess of) net investment income	$57,669	$30,691	$10,835	$5,706	$13,494	$20,227

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR STOXX Europe 50 ETF							SPDR EURO STOXX 50 ETF
	Six Months							Six Months
	Ended							Ended
	3/31/11		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	3/31/11		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		9/30/10	9/30/09	9/30/08	9/30/07	9/30/06	(Unaudited)		9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

Net asset value, beginning of period	$33.39		$35.31	$36.33	$53.69	$44.48	$39.31	$36.90		$41.34	$41.88	$62.12	$49.23	$41.31

Income (loss) from investment operations:
Net investment income (loss)	0.40	(1)	1.02 (1)	1.11 (1)	1.88	1.50	1.30 (1)	0.31	(1)	1.13 (1)	1.21 (1)	2.17	1.40	1.32 (1)
Net realized and unrealized gain (loss) (2)	2.71		(1.95)	(1.05)	(17.09)	9.22	5.05	3.66		(4.47)	(0.65)	(19.32)	12.80	7.92

Total from investment operations	3.11		(0.93)	0.06	(15.21)	10.72	6.35	3.97		(3.34)	0.56	(17.15)	14.20	9.24

Net equalization credits and charges (1)	(0.03)		0.06	(0.01)	(0.12)	(0.03)	0.38	—		0.10	0.15	(0.24)	0.35	(0.08)

Distributions to shareholders from:
Net investment income	(0.80)		(1.05)	(1.07)	(1.69)	(1.47)	(1.41)	(0.34)		(1.20)	(1.25)	(1.95)	(1.66)	(1.24)
Net realized gains	—		—	—	(0.34)	(0.01)	(0.15)	—		—	—	(0.90)	—	—

Total distributions	(0.80)		(1.05)	(1.07)	(2.03)	(1.48)	(1.56)	(0.34)		(1.20)	(1.25)	(2.85)	(1.66)	(1.24)

Net asset value, end of period	$35.67		$33.39	$35.31	$36.33	$53.69	$44.48	$40.53		$36.90	$41.34	$41.88	$62.12	$49.23

Total return (3)	9.33%		(2.52)%	0.69%	(29.27)%	24.22%	17.40%	10.83%		(7.48)%	2.35%	(29.00)%	29.76%	22.48%
Net assets, end of period (in 000’s)	$37,470		$38,407	$56,514	$76,311	$185,256	$71,175	$172,294		$162,400	$181,922	$224,080	$484,541	$233,865
Ratio of expenses to average net assets	0.30	%(4)	0.31%	0.29%	0.29%	0.30%	0.33%	0.30	%(4)	0.31%	0.29%	0.29%	0.30%	0.33%
Ratio of net investment income (loss) to average net assets	2.30	%(4)	3.05%	3.93%	3.35%	3.16%	3.13%	1.59	%(4)	3.03%	3.67%	3.53%	2.86%	2.92%
Portfolio turnover rate (5)	1%		9%	11%	14%	9%	14%	2%		8%	12%	14%	11%	6%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(4)	Annualized.
(5)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Emerging Asia Pacific ETF							SPDR S&P Russia ETF				SPDR S&P China ETF
	Six Months					For the		Six Months		For the		Six Months						For the
	Ended					Period		Ended		Period		Ended						Period
	3/31/11		Year Ended	Year Ended	Year Ended	3/20/07*-		3/31/11		3/10/10*-		3/31/11		Year Ended	Year Ended		Year Ended	3/20/07*-
	(Unaudited)		9/30/10	9/30/09	9/30/08	9/30/07		(Unaudited)		9/30/10		(Unaudited)		9/30/10	9/30/09		9/30/08	9/30/07

Net asset value, beginning of period	$82.86		$69.33	$54.59	$87.74	$60.50		$30.01		$30.00		$76.14		$66.50	$51.29		$94.34	$52.23

Income (loss) from investment operations:
Net investment income (loss)	(0.02	)(1)	1.28 (1)	1.21 (1)	0.90	0.64		(0.05	)(1)	0.20	(1)	(0.15	)(1)	1.03 (1)	1.21	(1)	0.75	0.50
Net realized and unrealized gain (loss) (2)	5.63		13.06	13.92	(35.04)	25.50		10.05		(0.01)		4.01		9.44	14.81		(43.64)	40.90

Total from investment operations	5.61		14.34	15.13	(34.14)	26.14		10.00		0.19		3.86		10.47	16.02		(42.89)	41.40

Net equalization credits and charges (1)	—		—	0.43	2.13	1.10		—		—		—		—	0.53		0.47	0.71

Distributions to shareholders from:
Net investment income	(0.82)		(0.81)	(0.82)	(1.03)	—		(0.01)		(0.18)		(0.29)		(0.83)	(1.34)		(0.63)	—
Net realized gains	(2.61)		—	—	(0.11)	—		(0.11)		—		—		—	—		—	—

Total distributions	(3.43)		(0.81)	(0.82)	(1.14)	—		(0.12)		(0.18)		(0.29)		(0.83)	(1.34)		(0.63)	—

Net asset value, end of period	$85.04		$82.86	$69.33	$54.59	$87.74		$39.89		$30.01		$79.71		$76.14	$66.50		$51.29	$94.34

Total return (3)	6.82%		20.85%	29.15%	(36.95)%	45.03%		33.38%		0.72%		5.09%		15.87%	33.06%		(45.26)%	80.64%
Net assets, end of period (in 000’s)	$731,342		$712,608	$436,766	$163,780	$61,420		$145,598		$6,003		$717,419		$677,680	$445,539		$123,108	$122,639
Ratio of expenses to average net assets	0.60	%(4)	0.60%	0.59%	0.59%	0.63	%(4)	0.59	%(4)	0.59	%(4)	0.60	%(4)	0.61%	0.59%		0.59%	0.59	%(4)
Ratio of net investment income (loss) to average net assets	(0.06	)%(4)	1.74%	2.25%	2.28%	3.33	%(4)	(0.29	)%(4)	1.25	%(4)	(0.39	)%(4)	1.46%	2.22%		1.33%	2.56	%(4)
Portfolio turnover rate (5)	17%		10%	4%	7%	1%		8%		1%		1%		25%	0	%(6)	4%	0	%(6)

*	Commencement of operations
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(4)	Annualized.
(5)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.
(6)	Amount shown represents less than 0.5%.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

								SPDR S&P Emerging
	SPDR S&P Emerging Markets ETF							Markets Dividend ETF		SPDR S&P BRIC 40 ETF							SPDR S&P Emerging Europe ETF
								For the
	Six Months					For the		Period		Six Months					For the		Six Months					For the
	Ended					Period		2/23/11*-		Ended					Period		Ended					Period
	3/31/11		Year Ended	Year Ended	Year Ended	3/20/07*-		3/31/11		3/31/11		Year Ended	Year Ended	Year Ended	6/19/07*-		3/31/11		Year Ended	Year Ended	Year Ended	3/20/07*-
	(Unaudited)		9/30/10	9/30/09	9/30/08	9/30/07		(Unaudited)		(Unaudited)		9/30/10	9/30/09	9/30/08	9/30/07		(Unaudited)		9/30/10	9/30/09	9/30/08	9/30/07

Net asset value, beginning of period	$69.89		$59.00	$51.86	$75.21	$55.63		$50.00		$25.84		$23.03	$20.29	$30.18	$24.07		$45.55		$39.42	$42.73	$64.57	$54.38

Income (loss) from investment operations:
Net investment income (loss)	0.21	(1)	1.09 (1)	0.97 (1)	1.32	0.42		0.14	(1)	0.09	(1)	0.43 (1)	0.42 (1)	0.39	0.07		0.07	(1)	0.46 (1)	0.50 (1)	0.46	0.22
Net realized and unrealized gain (loss) (2)	6.28		10.73	7.00	(23.44)	18.49		2.66		3.54		2.75	2.97	(10.19)	5.90		9.51		6.06	(2.77)	(22.41)	9.18

Total from investment operations	6.49		11.82	7.97	(22.12)	18.91		2.80		3.63		3.18	3.39	(9.80)	5.97		9.58		6.52	(2.27)	(21.95)	9.40

Net equalization credits and charges (1)	—		—	0.60	0.16	0.67		(0.14)		—		—	0.01	0.04	0.14		—		—	(0.29)	0.51	0.79

Distributions to shareholders from:
Net investment income	(0.56)		(0.93)	(1.43)	(0.65)	—		(0.13)		(0.13)		(0.37)	(0.66)	(0.13)	—		(0.09)		(0.39)	(0.75)	(0.37)	—
Net realized gains	(0.64)		—	—	(0.74)	—		—		—		—	—	—	—		—		—	—	(0.03)	—

Total distributions	(1.20)		(0.93)	(1.43)	(1.39)	—		(0.13)		(0.13)		(0.37)	(0.66)	(0.13)	—		(0.09)		(0.39)	(0.75)	(0.40)	—

Net asset value, end of period	$75.18		$69.89	$59.00	$51.86	$75.21		$52.53		$29.34		$25.84	$23.03	$20.29	$30.18		$55.04		$45.55	$39.42	$42.73	$64.57

Total return (3)	9.33%		20.25%	18.05%	(29.77)%	35.20%		5.32%		14.09%		13.98%	18.16%	(32.50)%	25.38%		21.04%		16.74%	(5.18)%	(33.45)%	18.73%
Net assets, end of period (in 000’s)	$225,554		$216,661	$94,395	$36,299	$45,125		$13,132		$557,526		$459,991	$340,812	$188,734	$156,921		$280,721		$232,325	$137,975	$81,189	$38,741
Ratio of expenses to average net assets	0.60	%(4)	0.60%	0.59%	0.59%	0.60	%(4)	0.59	%(4)	0.51	%(4)	0.52%	0.48%	0.40%	0.40	%(4)	0.61	%(4)	0.61%	0.59%	0.60%	0.60	%(4)
Ratio of expenses to average net assets before waivers	0.60	%(4)	0.60%	0.59%	0.59%	0.60	%(4)	0.59	%(4)	0.51	%(4)	0.52%	0.50%	0.50%	0.50	%(4)	0.61	%(4)	0.61%	0.59%	0.60%	0.60	%(4)
Ratio of net investment income (loss) to average net assets	0.58	%(4)	1.73%	2.18%	1.97%	2.42	%(4)	2.69	%(4)	0.66	%(4)	1.78%	2.36%	1.43%	2.31	%(4)	0.29	%(4)	1.07%	1.66%	0.96%	1.53	%(4)
Portfolio turnover rate (5)	4%		15%	1%	11%	0	%(6)	1%		9%		10%	16%	16%	0	%(6)	4%		21%	45%	19%	3%

*	Commencement of operations
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(4)	Annualized.
(5)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.
(6)	Amount shown represents less than 0.5%.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Emerging Latin America ETF							SPDR S&P Emerging Middle East & Africa ETF							SPDR S&P World ex-US ETF
	Six Months					For the		Six Months					For the		Six Months					For the
	Ended					Period		Ended					Period		Ended					Period
	3/31/11		Year Ended	Year Ended	Year Ended	3/20/07*-		3/31/11		Year Ended	Year Ended	Year Ended	3/20/07*-		3/31/11		Year Ended	Year Ended	Year Ended	4/20/07*-
	(Unaudited)		9/30/10	9/30/09	9/30/08	9/30/07		(Unaudited)		9/30/10	9/30/09	9/30/08	9/30/07		(Unaudited)		9/30/10	9/30/09	9/30/08	9/30/07

Net asset value, beginning of period	$84.48		$69.92	$61.83	$78.49	$57.51		$71.33		$58.74	$54.48	$68.63	$59.25		$24.19		$23.58	$23.31	$34.05	$32.57

Income (loss) from investment operations:
Net investment income (loss)	0.68	(1)	1.57 (1)	1.13 (1)	1.32	0.50		0.80	(1)	1.33 (1)	1.36 (1)	1.79 (2)	0.67		0.26	(1)	0.56 (1)	0.57 (1)	0.61	0.41
Net realized and unrealized gain (loss) (3)	4.74		14.73	8.12	(17.23)	20.32		4.80		12.51	5.97	(15.86)	8.49		2.48		0.56	(0.22)	(11.31)	1.07

Total from investment operations	5.42		16.30	9.25	(15.91)	20.82		5.60		13.84	7.33	(14.07)	9.16		2.74		1.12	0.35	(10.70)	1.48

Net equalization credits and charges (1)	—		—	0.37	0.25	0.16		—		—	(0.51)	1.04	0.22		—		—	0.56	0.62	—

Distributions to shareholders from:
Net investment income	(1.08)		(1.74)	(1.53)	(0.95)	—		(1.18)		(1.25)	(2.56)	(1.02)	—		(0.26)		(0.51)	(0.64)	(0.57)	—
Net realized gains	—		—	—	(0.05)	—		—		—	—	(0.10)	—		—		—	—	(0.09)	—

Total distributions	(1.08)		(1.74)	(1.53)	(1.00)	—		(1.18)		(1.25)	(2.56)	(1.12)	—		(0.26)		(0.51)	(0.64)	(0.66)	—

Net asset value, end of period	$88.82		$84.48	$69.92	$61.83	$78.49		$75.75		$71.33	$58.74	$54.48	$68.63		$26.67		$24.19	$23.58	$23.31	$34.05

Total return (4)	6.42%		23.73%	16.99%	(20.21)%	36.49%		7.80%		23.91%	14.04%	(19.37)%	15.84%		11.39%		4.99%	4.68%	(30.13)%	4.56%
Net assets, end of period (in 000’s)	$230,921		$211,194	$132,844	$74,202	$39,244		$159,068		$142,664	$129,232	$152,538	$27,452		$144,028		$106,453	$84,886	$27,973	$13,621
Ratio of expenses to average net assets	0.60	%(5)	0.61%	0.60%	0.60%	0.60	%(5)	0.60	%(5)	0.60%	0.59%	0.59%	0.59	%(5)	0.35	%(5)	0.35%	0.34%	0.35%	0.35	%(5)
Ratio of net investment income (loss) to average net assets	1.58	%(5)	2.05%	2.27%	1.94%	1.98	%(5)	2.17	%(5)	2.12%	2.98%	3.88%	2.65	%(5)	2.00	%(5)	2.44%	3.02%	3.36%	2.89	%(5)
Portfolio turnover rate (6)	7%		23%	17%	7%	2%		2%		27%	12%	7%	1%		0	%(7)	7%	12%	4%	0	%(7)

*	Commencement of operations
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Net investment income per share reflects receipt of a special one time dividend from a portfolio holding. The effect of this dividend amounted to $0.38 per share.
(3)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized.
(6)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.
(7)	Amount shown represents less than 0.5%.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P International Small Cap ETF							SPDR Dow Jones International Real Estate ETF							SPDR FTSE/Macquarie Global Infrastructure 100 ETF
	Six Months					For the		Six Months					For the		Six Months					For the
	Ended					Period		Ended					Period		Ended					Period
	3/31/11		Year Ended	Year Ended	Year Ended	4/20/07*-		3/31/11		Year Ended	Year Ended	Year Ended	12/15/06*-		3/31/11		Year Ended	Year Ended	Year Ended	1/25/07*-
	(Unaudited)		9/30/10	9/30/09	9/30/08	9/30/07		(Unaudited)		9/30/10	9/30/09	9/30/08	9/30/07		(Unaudited)		9/30/10	9/30/09	9/30/08	9/30/07

Net asset value, beginning of period	$27.92		$25.45	$23.71	$36.71	$35.59		$38.39		$35.53	$37.86	$63.83	$60.28		$40.91		$41.94	$47.03	$57.68	$50.41

Income (loss) from investment operations:
Net investment income (loss)	0.23	(1)	0.46 (1)	0.44 (1)	0.51	0.17		0.81	(1)	1.34 (1)	1.34 (1)	1.80	1.20		0.63	(1)	1.47 (1)	1.57 (1)	1.53 (2)	0.59
Net realized and unrealized gain (loss) (3)	3.94		2.42	1.74	(13.04)	0.70		2.94		2.84	(2.38)	(26.03)	3.33		1.87		(0.88)	(4.35)	(11.64)	6.11

Total from investment operations	4.17		2.88	2.18	(12.53)	0.87		3.75		4.18	(1.04)	(24.23)	4.53		2.50		0.59	(2.78)	(10.11)	6.70

Net equalization credits and charges (1)	—		—	0.12	0.35	0.25		(0.50)		(0.01)	0.05	0.06	0.36		—		—	0.07	0.60	0.57

Distributions to shareholders from:
Net investment income	(0.50)		(0.41)	(0.56)	(0.30)	—		(2.80)		(1.31)	(1.34)	(1.80)	(1.34)		(0.69)		(1.62)	(2.38)	(0.94)	—
Net realized gains	—		—	—	(0.52)	—		—		—	—	—	—		—		—	—	(0.20)	—

Total distributions	(0.50)		(0.41)	(0.56)	(0.82)	—		(2.80)		(1.31)	(1.34)	(1.80)	(1.34)		(0.69)		(1.62)	(2.38)	(1.14)	—

Net asset value, end of period	$31.59		$27.92	$25.45	$23.71	$36.71		$38.84		$38.39	$35.53	$37.86	$63.83		$42.72		$40.91	$41.94	$47.03	$57.68

Total return (4)	14.99%		11.54%	10.45%	(33.83)%	3.14%		8.57%		12.15%	(1.52)%	(38.38)%	8.09%		6.18%		1.63%	(5.40)%	(16.93)%	14.43%
Net assets, end of period (in 000’s)	$928,726		$622,564	$509,033	$331,890	$110,116		$1,768,655		$1,314,261	$939,265	$811,118	$1,111,226		$51,262		$53,186	$67,099	$79,944	$46,142
Ratio of expenses to average net assets	0.60	%(5)	0.60%	0.59%	0.59%	0.59	%(5)	0.60	%(5)	0.60%	0.59%	0.59%	0.60	%(5)	0.60	%(5)	0.61%	0.59%	0.59%	0.59	%(5)
Ratio of net investment income (loss) to average net assets	1.54	%(5)	1.81%	2.27%	2.38%	1.89	%(5)	4.16	%(5)	3.86%	4.85%	3.43%	3.01	%(5)	2.97	%(5)	3.63%	4.16%	3.49%	2.50	%(5)
Portfolio turnover rate (6)	3%		17%	21%	46%	2%		6%		7%	23%	8%	16%		2%		6%	10%	7%	6%

*	Commencement of operations
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Net investment income per share reflects receipt of a special one time dividend from a portfolio holding. The effect of this dividend amounted to $0.44 per share.
(3)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized.
(6)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Global Natural Resources ETF				SPDR MSCI ACWI ex-US ETF							SPDR Russell/Nomura PRIME Japan ETF
	Six Months		For the		Six Months					For the		Six Months					For the
	Ended		Period		Ended					Period		Ended					Period
	3/31/11		9/13/10*-		3/31/11		Year Ended	Year Ended	Year Ended	1/10/07*-		3/31/11		Year Ended	Year Ended	Year Ended	11/9/06*-
	(Unaudited)		9/30/10		(Unaudited)		9/30/10	9/30/09	9/30/08	9/30/07		(Unaudited)		9/30/10	9/30/09	9/30/08	9/30/07

Net asset value, beginning of period	$50.76		$50.00		$31.77		$30.38	$29.39	$42.56	$35.60		$37.80		$38.41	$39.64	$55.91	$52.65

Income (loss) from investment operations:
Net investment income (loss)	0.32	(1)	0.03	(1)	0.31	(1)	0.73 (1)	0.71 (1)	0.82	0.44		0.65	(1)	0.50 (1)	0.46 (1)	1.95	0.42
Net realized and unrealized gain (loss) (2)	11.60		0.73		3.19		1.35	1.14	(13.76)	6.12		1.64		(0.58)	(0.64)	(15.75)	2.84

Total from investment operations	11.92		0.76		3.50		2.08	1.85	(12.94)	6.56		2.29		(0.08)	(0.18)	(13.80)	3.26

Net equalization credits and charges (1)	—		—		—		—	0.08	0.60	0.40		—		—	0.29	(0.62)	—

Distributions to shareholders from:
Net investment income	(0.13)		—		(0.34)		(0.69)	(0.94)	(0.77)	—		(0.68)		(0.53)	(1.34)	(1.69)	(0.00	)(3)
Net realized gains	—		—		—		—	—	(0.06)	—		—		—	—	(0.16)	—

Total distributions	(0.13)		—		(0.34)		(0.69)	(0.94)	(0.83)	—		(0.68)		(0.53)	(1.34)	(1.85)	—

Net asset value, end of period	$62.55		$50.76		$34.93		$31.77	$30.38	$29.39	$42.56		$39.41		$37.80	$38.41	$39.64	$55.91

Total return (4)	23.49%		1.52%		11.09%		7.13%	7.41%	(29.53)%	19.55%		5.95%		(0.14)%	0.58%	(26.48)%	6.19%
Net assets, end of period (in 000’s)	$125,093		$7,615		$468,113		$393,909	$309,901	$258,639	$127,691		$15,762		$15,119	$15,363	$23,786	$268,392
Ratio of expenses to average net assets	0.40	%(5)	0.38	%(5)	0.35	%(5)	0.35%	0.34%	0.34%	0.35	%(5)	0.51	%(5)	0.51%	0.50%	0.50%	0.51	%(5)
Ratio of net investment income (loss) to average net assets	1.08	%(5)	1.10	%(5)	1.83	%(5)	2.43%	2.98%	3.00%	2.78	%(5)	3.21	%(5)	1.34%	1.32%	0.52%	0.97	%(5)
Portfolio turnover rate (6)	8%		0	%(7)	1%		3%	15%	5%	1%		3%		3%	6%	3%	0	%(7)

*	Commencement of operations
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized.
(6)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.
(7)	Amount shown represents less than 0.5%.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR Russell/Nomura Small Cap Japan ETF							SPDR S&P International Dividend ETF						SPDR S&P International Mid Cap ETF
	Six Months					For the		Six Months				For the		Six Months				For the
	Ended					Period		Ended				Period		Ended				Period
	3/31/11		Year Ended	Year Ended	Year Ended	11/9/06*-		3/31/11		Year Ended	Year Ended	2/12/08*-		3/31/11		Year Ended	Year Ended	5/7/08*-
	(Unaudited)		9/30/10	9/30/09	9/30/08	9/30/07		(Unaudited)		9/30/10	9/30/09	9/30/08		(Unaudited)		9/30/10	9/30/09	9/30/08

Net asset value, beginning of period	$39.65		$40.51	$35.84	$48.31	$48.70		$53.88		$52.49	$48.17	$70.76		$28.76		$27.14	$26.04	$35.46

Income (loss) from investment operations:
Net investment income (loss)	0.59	(1)	0.53 (1)	0.60 (1)	0.71	0.53		1.05	(1)	2.32 (1)	2.09 (1)	3.56		0.30	(1)	0.55 (1)	0.57 (1)	0.32
Net realized and unrealized gain (loss) (2)	3.01		(0.73)	5.29	(12.49)	(0.77)		4.75		1.26	3.70	(23.17)		3.73		2.31	0.72	(9.74)

Total from investment operations	3.60		(0.20)	5.89	(11.78)	(0.24)		5.80		3.58	5.79	(19.61)		4.03		2.86	1.29	(9.42)

Net equalization credits and charges (1)	—		—	(0.15)	(0.12)	(0.03)		0.07		0.06	0.40	1.30		—		—	0.34	—

Distributions to shareholders from:
Net investment income	(0.36)		(0.66)	(1.07)	(0.57)	(0.12)		(1.06)		(2.25)	(1.87)	(4.28)		(0.47)		(0.50)	(0.53)	—
Net realized gains	—		—	—	—	—		—		—	—	—		(0.47)		(0.74)	—	—

Total distributions	(0.36)		(0.66)	(1.07)	(0.57)	(0.12)		(1.06)		(2.25)	(1.87)	(4.28)		(0.94)		(1.24)	(0.53)	—

Net asset value, end of period	$42.89		$39.65	$40.51	$35.84	$48.31		$58.69		$53.88	$52.49	$48.17		$31.85		$28.76	$27.14	$26.04

Total return (3)	9.07%		(0.41)%	16.35%	(24.85)%	(0.57)%		10.96%		7.34%	13.86%	(26.93)%		14.13%		11.11%	6.87%	(26.54)%
Net assets, end of period (in 000’s)	$120,088		$67,412	$85,081	$77,057	$137,695		$399,138		$258,705	$126,037	$43,369		$43,001		$30,196	$21,716	$5,208
Ratio of expenses to average net assets	0.56	%(4)	0.56%	0.55%	0.55%	0.56	%(4)	0.46	%(4)	0.46%	0.46%	0.48	%(4)	0.46	%(4)	0.46%	0.45%	0.45	%(4)
Ratio of net investment income (loss) to average net assets	2.81	%(4)	1.37%	1.74%	1.24%	1.26	%(4)	3.76	%(4)	4.48%	5.26%	8.77	%(4)	1.97	%(4)	2.07%	2.57%	2.22	%(4)
Portfolio turnover rate (5)	8%		24%	25%	22%	2%		78%		131%	148%	71%		8%		31%	45%	19%

*	Commencement of operations
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(4)	Annualized.
(5)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Emerging Markets Small Cap ETF							SPDR Dow Jones Global Real Estate ETF						SPDR S&P International Consumer Discretionary Sector ETF
	Six Months					For the		Six Months				For the		Six Months				For the
	Ended					Period		Ended				Period		Ended				Period
	3/31/11		Year Ended		Year Ended	5/12/08*-		3/31/11		Year Ended	Year Ended	5/7/08*-		3/31/11		Year Ended	Year Ended	7/16/08*-
	(Unaudited)		9/30/10		9/30/09	9/30/08		(Unaudited)		9/30/10	9/30/09	9/30/08		(Unaudited)		9/30/10	9/30/09	9/30/08

Net asset value, beginning of period	$54.62		$43.78		$32.69	$52.29		$36.00		$31.18	$39.33	$49.87		$26.90		$24.12	$22.37	$25.54

Income (loss) from investment operations:
Net investment income (loss)	0.10	(1)	1.06	(1)(2)	0.66 (1)	0.16		0.68	(1)	1.11 (1)	1.19 (1)	0.56		0.11	(1)	0.41 (1)	0.43 (1)	0.12
Net realized and unrealized gain (loss) (3)	0.82		10.65		10.18	(20.81)		3.98		4.88	(8.23)	(10.80)		2.38		2.69	1.77	(3.26)

Total from investment operations	0.92		11.71		10.84	(20.65)		4.66		5.99	(7.04)	(10.24)		2.49		3.10	2.20	(3.14)

Net equalization credits and charges (1)	—		—		0.56	1.05		(0.60)		0.02	0.31	0.33		—	(4)	0.02	—	—

Distributions to shareholders from:
Net investment income	(0.16)		(0.19)		(0.31)	—		(2.04)		(1.19)	(1.42)	(0.63)		(0.09)		(0.34)	(0.45)	(0.03)
Net realized gains	(1.45)		(0.68)		—	—		—		—	—	—		—		—	—	—

Total distributions	(1.61)		(0.87)		(0.31)	—		(2.04)		(1.19)	(1.42)	(0.63)		(0.09)		(0.34)	(0.45)	(0.03)

Net asset value, end of period	$53.93		$54.62		$43.78	$32.69		$38.02		$36.00	$31.18	$39.33		$29.30		$26.90	$24.12	$22.37

Total return (5)	1.54%		27.05%		35.45%	(37.48)%		11.48%		19.71%	(15.97)%	(19.89)%		9.26%		13.12%	10.38%	(12.29)%
Net assets, end of period (in 000’s)	$641,710		$797,411		$65,674	$9,807		$247,117		$140,388	$81,076	$15,731		$23,441		$18,833	$4,824	$4,475
Ratio of expenses to average net assets	0.66	%(6)	0.66%		0.66%	0.76	%(6)	0.51	%(6)	0.51%	0.50%	0.50	%(6)	0.50	%(6)	0.51%	0.50%	0.52	%(6)
Ratio of net investment income (loss) to average net assets	0.34	%(6)	2.19	%(2)	1.93%	3.41	%(6)	3.66	%(6)	3.42%	4.84%	3.97	%(6)	0.79	%(6)	1.67%	2.22%	1.88	%(6)
Portfolio turnover rate (7)	28%		85%		83%	2%		6%		7%	18%	4%		4%		11%	7%	1%

*	Commencement of operations
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Net investment income per share and the ratio of net investment income to average net assets reflect a special one time dividend from a portfolio holding (Patni Computer Systems, Ltd.). The resulting increase to net investment income amounted to $0.07 per share and 0.15% of average net assets.
(3)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(4)	Amount is less than $0.005 per share.
(5)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(6)	Annualized.
(7)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P International Consumer Staples Sector ETF						SPDR S&P International Energy Sector ETF						SPDR S&P International Financial Sector ETF
	Six Months				For the		Six Months				For the		Six Months				For the
	Ended				Period		Ended				Period		Ended				Period
	3/31/11		Year Ended	Year Ended	7/16/08*-		3/31/11		Year Ended	Year Ended	7/16/08*-		3/31/11		Year Ended	Year Ended	7/16/08*-
	(Unaudited)		9/30/10	9/30/09	9/30/08		(Unaudited)		9/30/10	9/30/09	9/30/08		(Unaudited)		9/30/10	9/30/09	9/30/08

Net asset value, beginning of period	$29.80		$26.31	$25.80	$27.47		$24.52		$25.48	$25.07	$31.62		$19.60		$21.39	$21.48	$24.52

Income (loss) from investment operations:
Net investment income (loss)	0.24	(1)	0.69 (1)	0.57 (1)	0.13		0.26	(1)	0.65 (1)	0.76 (1)	0.16		0.30	(1)	0.55 (1)	0.46 (1)	0.10
Net realized and unrealized gain (loss) (2)	1.06		3.39	0.50	(1.69)		5.63		(1.01)	0.34	(6.57)		1.36		(1.83)	(0.11)	(3.05)

Total from investment operations	1.30		4.08	1.07	(1.56)		5.89		(0.36)	1.10	(6.41)		1.66		(1.28)	0.35	(2.95)

Net equalization credits and charges (1)	—		0.04	—	—		—		0.04	0.04	—		(0.07)		0.04	0.01	—

Distributions to shareholders from:
Net investment income	(0.22)		(0.63)	(0.56)	(0.11)		(0.28)		(0.64)	(0.72)	(0.14)		(0.34)		(0.55)	(0.45)	(0.09)
Return of capital	—		—	—	—		—		—	(0.01)	—		—		—	—	—

Total distributions	(0.22)		(0.63)	(0.56)	(0.11)		(0.28)		(0.64)	(0.73)	(0.14)		(0.34)		(0.55)	(0.45)	(0.09)

Net asset value, end of period	$30.88		$29.80	$26.31	$25.80		$30.13		$24.52	$25.48	$25.07		$20.85		$19.60	$21.39	$21.48

Total return (3)	4.36%		15.87%	4.48%	(5.70)%		24.08%		(1.18)%	5.09%	(20.28)%		8.22%		(5.60)%	2.35%	(12.03)%
Net assets, end of period (in 000’s)	$13,896		$14,900	$5,262	$5,160		$18,076		$12,259	$6,369	$5,014		$9,382		$8,821	$5,348	$4,295
Ratio of expenses to average net assets	0.51	%(4)	0.51%	0.50%	0.50	%(4)	0.51	%(4)	0.51%	0.50%	0.50	%(4)	0.51	%(4)	0.51%	0.50%	0.50	%(4)
Ratio of net investment income (loss) to average net assets	1.56	%(4)	2.50%	2.58%	2.17	%(4)	1.88	%(4)	2.63%	3.64%	3.03	%(4)	2.93	%(4)	2.85%	2.88%	2.03	%(4)
Portfolio turnover rate (5)	1%		5%	8%	9%		4%		11%	6%	1%		4%		6%	25%	0	%(6)

*	Commencement of operations
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(4)	Annualized.
(5)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.
(6)	Amount shown represents less than 0.5%.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P International Health Care Sector ETF							SPDR S&P International Industrial Sector ETF						SPDR S&P International Materials Sector ETF
	Six Months					For the		Six Months				For the		Six Months				For the
	Ended					Period		Ended				Period		Ended				Period
	3/31/11		Year Ended	Year Ended		7/16/08*-		3/31/11		Year Ended	Year Ended	7/16/08*-		3/31/11		Year Ended	Year Ended	7/16/08*-
	(Unaudited)		9/30/10	9/30/09		9/30/08		(Unaudited)		9/30/10	9/30/09	9/30/08		(Unaudited)		9/30/10	9/30/09	9/30/08

Net asset value, beginning of period	$29.46		$28.50	$28.38		$31.23		$25.65		$23.26	$22.07	$27.47		$26.34		$23.05	$21.54	$31.52

Income (loss) from investment operations:
Net investment income (loss)	0.45	(1)	0.64 (1)	0.57	(1)	0.11		0.22	(1)	0.41 (1)	0.47 (1)	0.09		0.14	(1)	0.32 (1)	0.27 (1)	0.11
Net realized and unrealized gain (loss) (2)	1.44		0.96	0.11		(2.91)		3.87		2.27	1.25	(5.44)		4.92		3.25	1.41	(10.02)

Total from investment operations	1.89		1.60	0.68		(2.80)		4.09		2.68	1.72	(5.35)		5.06		3.57	1.68	(9.91)

Net equalization credits and charges (1)	0.01		(0.01)	—		—		0.02		0.06	—	—		(0.01)		(0.02)	0.15	—

Distributions to shareholders from:
Net investment income	(0.41)		(0.63)	(0.56)		(0.05)		(0.15)		(0.35)	(0.53)	(0.05)		(0.08)		(0.26)	(0.32)	(0.07)

Total distributions	(0.41)		(0.63)	(0.56)		(0.05)		(0.15)		(0.35)	(0.53)	(0.05)		(0.08)		(0.26)	(0.32)	(0.07)

Net asset value, end of period	$30.95		$29.46	$28.50		$28.38		$29.61		$25.65	$23.26	$22.07		$31.31		$26.34	$23.05	$21.54

Total return (3)	6.45%		5.71%	2.78%		(8.97)%		16.03%		11.94%	8.35%	(19.49)%		19.17%		15.53%	8.87%	(31.44)%
Net assets, end of period (in 000’s)	$12,378		$10,310	$5,701		$5,676		$32,571		$17,955	$4,653	$4,413		$42,266		$22,387	$9,221	$4,309
Ratio of expenses to average net assets	0.51	%(4)	0.51%	0.50%		0.50	%(4)	0.50	%(4)	0.52%	0.50%	0.50	%(4)	0.51	%(4)	0.52%	0.50%	0.50	%(4)
Ratio of net investment income (loss) to average net assets	2.98	%(4)	2.25%	2.35%		1.67	%(4)	1.55	%(4)	1.74%	2.59%	1.55	%(4)	0.94	%(4)	1.31%	1.47%	1.99	%(4)
Portfolio turnover rate (5)	1%		29%	0	%(6)	18%		0	%(6)	20%	3%	0	%(6)	0	%(6)	9%	7%	4%

*	Commencement of operations
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(4)	Annualized.
(5)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.
(6)	Amount shown represents less than 0.5%.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P International Technology Sector ETF						SPDR S&P International Telecommunications Sector ETF						SPDR S&P International Utilities Sector ETF
	Six Months				For the		Six Months				For the		Six Months				For the
	Ended				Period		Ended				Period		Ended				Period
	3/31/11		Year Ended	Year Ended	7/16/08*-		3/31/11		Year Ended	Year Ended	7/16/08*-		3/31/11		Year Ended	Year Ended	7/16/08*-
	(Unaudited)		9/30/10	9/30/09	9/30/08		(Unaudited)		9/30/10	9/30/09	9/30/08		(Unaudited)		9/30/10	9/30/09	9/30/08

Net asset value, beginning of period	$24.76		$24.58	$22.27	$27.77		$24.30		$23.58	$22.71	$27.02		$20.55		$22.78	$24.95	$29.47

Income (loss) from investment operations:
Net investment income (loss)	0.11	(1)	0.29 (1)	0.24 (1)	0.06		0.37	(1)	1.05 (1)	0.97 (1)	0.16		0.28	(1)	0.82 (1)	0.86 (1)	0.37	(2)
Net realized and unrealized gain (loss) (3)	3.27		0.14	2.32	(5.56)		2.04		0.69	0.86	(4.33)		0.42		(2.43)	(2.19)	(4.45)

Total from investment operations	3.38		0.43	2.56	(5.50)		2.41		1.74	1.83	(4.17)		0.70		(1.61)	(1.33)	(4.08)

Net equalization credits and charges (1)	—		0.01	0.01	—		(0.02)		0.02	0.02	—		—	(4)	0.04	—	—

Distributions to shareholders from:
Net investment income	(0.07)		(0.25)	(0.26)	—		(0.30)		(1.04)	(0.98)	(0.14)		(0.30)		(0.66)	(0.81)	(0.44)
Net realized gains	(0.09)		(0.01)	—	—		—		—	—	—		—		—	(0.03)	—

Total distributions	(0.16)		(0.26)	(0.26)	—		(0.30)		(1.04)	(0.98)	(0.14)		(0.30)		(0.66)	(0.84)	(0.44)

Net asset value, end of period	$27.98		$24.76	$24.58	$22.27		$26.39		$24.30	$23.58	$22.71		$20.95		$20.55	$22.78	$24.95

Total return (5)	13.68%		1.86%	11.81%	(19.81)%		9.95%		8.09%	8.68%	(15.45)%		3.40%		(6.71)%	(4.96)%	(13.87)%
Net assets, end of period (in 000’s)	$26,582		$21,044	$11,062	$4,454		$9,237		$15,795	$9,432	$4,542		$8,381		$8,221	$4,557	$4,989
Ratio of expenses to average net assets	0.51	%(6)	0.52%	0.51%	0.50	%(6)	0.51	%(6)	0.52%	0.50%	0.50	%(6)	0.51	%(6)	0.52%	0.50%	0.50	%(6)
Ratio of net investment income (loss) to average net assets	0.78	%(6)	1.20%	1.23%	1.04	%(6)	2.94	%(6)	4.62%	4.76%	3.11	%(6)	2.69	%(6)	3.94%	4.23%	6.47	%(6)
Portfolio turnover rate (7)	0	%(8)	10%	5%	0	%(8)	1%		6%	5%	0	%(8)	1%		5%	7%	1%

*	Commencement of operations
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Net investment income per share reflects receipt of a special one time dividend from a portfolio holding. The effect of this dividend amounted to $0.31 per share.
(3)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(4)	Amount is less than $0.005 per share.
(5)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(6)	Annualized.
(7)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.
(8)	Amount shown represents less than 0.5%.

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SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2011 (Unaudited)

1.	Organization

SPDR Index Shares Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end investment management company that was organized as a Massachusetts business trust on February 14, 2002.

As of March 31, 2011, the Trust offered thirty-three (33) portfolios, each of which represents a separate series of beneficial interest in the Trust (each referred to as a “Fund” and collectively the “Funds”). The financial statements herein relate to the following Funds: SPDR STOXX Europe 50 ETF, SPDR EURO STOXX 50 ETF, SPDR S&P Emerging Asia Pacific ETF, SPDR S&P Russia ETF, SPDR S&P China ETF, SPDR S&P Emerging Markets ETF, SPDR S&P Emerging Markets Dividend ETF, SPDR S&P BRIC 40 ETF, SPDR S&P Emerging Europe ETF, SPDR S&P Emerging Latin America ETF, SPDR S&P Emerging Middle East & Africa ETF, SPDR S&P World ex-US ETF, SPDR S&P International Small Cap ETF, SPDR Dow Jones International Real Estate ETF, SPDR FTSE/Macquarie Global Infrastructure 100 ETF, SPDR S&P Global Natural Resources ETF, SPDR MSCI ACWI ex-US ETF, SPDR Russell/Nomura PRIME Japan ETF, SPDR Russell/Nomura Small Cap Japan ETF, SPDR S&P International Dividend ETF, SPDR S&P International Mid Cap ETF, SPDR S&P Emerging Markets Small Cap ETF, SPDR Dow Jones Global Real Estate ETF, SPDR S&P International Consumer Discretionary Sector ETF, SPDR S&P International Consumer Staples Sector ETF, SPDR S&P International Energy Sector ETF, SPDR S&P International Financial Sector ETF, SPDR S&P International Health Care Sector ETF, SPDR S&P International Industrial Sector ETF, SPDR S&P International Materials Sector ETF, SPDR S&P International Technology Sector ETF, SPDR S&P International Telecommunications Sector ETF and SPDR S&P International Utilities Sector ETF.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

Each Fund’s investments are exposed to risks, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the financial statements.

An investment in a Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. The value of each Fund’s shares will decline, more or less, in correlation with any decline in the value of the Fund’s benchmark index. The values of equity securities could decline generally or could underperform other investments. Generally, a Fund will not sell an equity security because the security’s issuer is in financial trouble, unless that security is removed from the Fund’s benchmark index.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation

The value of each Fund’s portfolio securities, including exchange-traded futures contracts, is based on the securities’ last sale price on local markets when available. Investments in open-end investment companies are valued at their net asset value each business day. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees of the Trust (the “Board”) believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. The Board has delegated the process of valuing securities for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the security to the Pricing and Investment Committee

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2011 (Unaudited)

(the “Committee”). The Committee, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Accordingly, a Fund’s net asset value may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

The Funds continue to follow the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance for the fair value option for financial assets and financial liabilities provides funds the irrevocable option to measure many financial assets and liabilities at fair value with changes in fair value recognized in earnings. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 — quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds’ net assets are computed and that may materially affect the value of the Funds’ investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Funds’ benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index. The inputs or methodology used for valuation are not necessarily an indication of the risks associated with investing in those investments. The type of inputs used to value each security is identified in the breakdown of the Funds’ investments by industry, which appears in the Portfolio Summary.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2011 (Unaudited)

The following table summarizes the inputs used in valuing the Funds’ investments as of March 31, 2011:

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
Fund	Prices	Inputs	Inputs	Total

SPDR STOXX Europe 50 ETF	$37,905,185	$—	$—	$37,905,185
SPDR EURO STOXX 50 ETF	172,401,466	—	—	172,401,466
SPDR S&P Emerging Asia Pacific ETF	762,236,379	836,907	—	763,073,286
SPDR S&P Russia ETF	145,734,215	—	—	145,734,215
SPDR S&P China ETF	816,430,283	—*	—	816,430,283
SPDR S&P Emerging Markets ETF	231,832,110	84,930	—	231,917,040
SPDR S&P Emerging Markets Dividend ETF	13,106,641	—	—	13,106,641
SPDR S&P BRIC 40 ETF	587,545,733	—	—	587,545,733
SPDR S&P Emerging Europe ETF	283,231,887	—	—	283,231,887
SPDR S&P Emerging Latin America ETF	244,832,223	—	—	244,832,223
SPDR S&P Emerging Middle East & Africa ETF	164,766,853	—	—	164,766,853
SPDR S&P World ex-US ETF	158,381,674	140,807	—	158,522,481
SPDR S&P International Small Cap ETF	1,040,850,121	1,755,419	—	1,042,605,540
SPDR Dow Jones International Real Estate ETF	1,912,372,182	—*	—	1,912,372,182
SPDR FTSE/Macquarie Global Infrastructure 100 ETF	55,741,521	—	—	55,741,521
SPDR S&P Global Natural Resources ETF	124,806,725	—	—	124,806,725
SPDR MSCI ACWI ex-US ETF	515,861,395	355,331	—	516,216,726
SPDR Russell/Nomura PRIME Japan ETF	19,930,130	51,093	—	19,981,223
SPDR Russell/Nomura Small Cap Japan ETF	148,945,291	—*	—	148,945,291
SPDR S&P International Dividend ETF	428,611,740	—	—	428,611,740
SPDR S&P International Mid Cap ETF	50,523,972	—*	—	50,523,972
SPDR S&P Emerging Markets Small Cap ETF	656,822,735	2,431,752	—	659,254,487
SPDR Dow Jones Global Real Estate ETF	270,847,216	—*	—	270,847,216
SPDR S&P International Consumer Discretionary Sector ETF	23,379,388	—	—	23,379,388
SPDR S&P International Consumer Staples Sector ETF	13,817,629	—	—	13,817,629
SPDR S&P International Energy Sector ETF	18,036,117	—	—	18,036,117
SPDR S&P International Financial Sector ETF	9,310,307	47,376	—	9,357,683
SPDR S&P International Health Care Sector ETF	12,138,778	—	—	12,138,778
SPDR S&P International Industrial Sector ETF	32,149,706	—	—	32,149,706
SPDR S&P International Materials Sector ETF	42,011,364	—	—	42,011,364
SPDR S&P International Technology Sector ETF	26,455,406	—	—	26,455,406
SPDR S&P International Telecommunications Sector ETF	9,167,663	—	—	9,167,663
SPDR S&P International Utilities Sector ETF	8,383,002	—	—	8,383,002

*	Fund held Level 2 securities that were valued at $0 at March 31, 2011.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2011 (Unaudited)

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
SPDR Index Shares Funds - Other Financial Instruments*	Prices	Inputs	Inputs	Total

SPDR S&P Emerging Markets ETF	$—	$72,359	$—	$72,359

*	Other financial instruments are derivative instruments not reflected in the Schedules of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment Income

Dividend income is recorded on the ex-dividend date, except for certain foreign dividends for which the Funds may not record until they receive notice of the dividend which could result in the Funds recording on pay date. Interest income is recorded on the accrual basis. The value of certain additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

Expenses

Advisory fees and other expenses, which are directly identifiable to a specific Fund, are applied to that Fund. Trustees’ fees and other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds.

Equalization

Certain Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes.

Effective February 23, 2010, SPDR S&P Emerging Asia Pacific ETF, SPDR S&P Russia ETF, SPDR S&P China ETF, SPDR S&P Emerging Markets ETF, SPDR S&P BRIC 40 ETF, SPDR S&P Emerging Europe ETF, SPDR S&P Emerging Latin America ETF, SPDR S&P Emerging Middle East & Africa ETF, SPDR S&P World ex-US ETF, SPDR S&P International Small Cap ETF, SPDR FTSE/Macquarie Global Infrastructure 100 ETF, SPDR MSCI ACWI ex-US ETF, SPDR Russell/Nomura PRIME Japan ETF, SPDR Russell/Nomura Small Cap Japan ETF, SPDR S&P International Mid Cap ETF and SPDR S&P Emerging Markets Small Cap ETF no longer utilized equalization.

Investment Transactions

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities and foreign exchange transactions are recorded on the identified cost basis. Corporate actions (including cash dividends) are recorded net of foreign tax withholdings on the ex-dividend date.

Foreign Currency Translation and Foreign Investments

The accounting records of the Funds are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments and foreign currency transactions on the Statements of Operations. Net gains and losses on foreign currency transactions include disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2011 (Unaudited)

revaluation of currencies and the risk of expropriation. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid and the prices of such securities may be more volatile than those of comparable U.S. companies and the U.S. government.

Some foreign markets in which the Funds invest are considered emerging markets. Investment in these emerging markets subjects a Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, higher levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market.

Futures

SPDR S&P Emerging Asia Pacific ETF, SPDR S&P Emerging Markets ETF and SPDR S&P Emerging Markets Small Cap ETF use futures contracts to meet each Fund’s objectives. Other Funds may also use futures contracts, although they did not do so during the period. Each Fund employs strategies in differing combinations to permit it to increase, decrease or change the level of exposure to market risk factors. The achievement of any strategy relating to derivatives depends on analysis of various risk factors, and if the strategies for investment do not work as intended, each Fund may not achieve its objectives.

Equity risk relates to change in value of equity securities such as common stocks due to general market conditions, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, or adverse investor sentiment. Equity securities generally have greater price volatility than fixed income securities.

Futures contracts generally provide for the future sale by one party and purchase by another party of a specified commodity at a specified future time and at a specified price. Stock index futures contracts are settled periodically with a payment by one party to the other of a cash amount based on the difference between the level of the stock index specified in the contract from one day to the next. Futures contracts are standardized as to maturity date and underlying instrument and are traded on futures exchanges.

Futures traders are required to make a good faith margin deposit in cash or U.S. government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.

After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. In such case, a Fund would expect to earn interest income on its margin deposits. Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold” or “selling” a contract previously “purchased”) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract position is opened or closed.

Each Fund may use exchange-traded futures, together with positions in cash and money market instruments, to simulate full investment in its underlying benchmark index. Under such circumstances, the Adviser (as defined in Note 3) may seek to utilize other instruments that it believes to be correlated to the underlying index components or a subset of the components.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund’s ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the underlying hedged security, index or currency. Risk of loss may exceed amounts recognized in the Statements of Assets and Liabilities.

A summary of the open future contracts as of March 31, 2011 is included in a table following the Fund’s Schedule of Investments.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2011 (Unaudited)

The following tables summarize the value of the Fund’s derivative instruments as of March 31, 2011 and the related location in the accompanying Statements of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:

Asset Derivative
		Interest	Foreign
		Rate	Exchange	Credit	Equity	Commodity	Other
		Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
		Risk	Risk	Risk	Risk	Risk	Risk	Total

SPDR S&P Emerging Markets ETF(a)	Futures Contract	$—	$—	$—	$73,121	$—	$—	$73,121

(a)	Receivable from broker-variation margin on open end Futures Contracts

		Realized Gain (Loss)
		Interest	Foreign
		Rate	Exchange	Credit	Equity	Commodity	Other
		Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
		Risk	Risk	Risk	Risk	Risk	Risk	Total

SPDR S&P Emerging Asia Pacific ETF(a)	Futures Contract	$—	$—	$—	$131,412	$—	$—	$131,412
SPDR S&P Emerging Markets ETF(a)	Futures Contract	—	—	—	734,719	—	—	734,719
SPDR S&P Emerging Markets Small Cap ETF(a)	Futures Contract	—	—	—	154,790	—	—	154,790

(a)	Net realized gain on Futures

Change In Appreciation (Depreciation)
		Interest	Foreign
		Rate	Exchange	Credit	Equity	Commodity	Other
		Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
		Risk	Risk	Risk	Risk	Risk	Risk	Total

SPDR S&P Emerging Asia Pacific ETF(a)	Futures Contract	$—	$—	$—	$—	$—	$—	$—
SPDR S&P Emerging Markets ETF(a)	Futures Contract	—	—	—	13,905	—	—	13,905
SPDR S&P Emerging Markets Small Cap ETF(a)	Futures Contract	—	—	—	(86,785)	—	—	(86,785)

(a)	Net change in unrealized appreciation (depreciation) on Futures

Federal Income Tax

The Funds have qualified and intend to continue to qualify for and elect treatment as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. These book-tax differences are primarily due to differing treatments for tax equalization, in-kind transactions, foreign currencies, losses deferred due to wash sales and the realization of unrealized gains on investments in passive foreign investment companies.

Additionally, based on the Funds’ understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which the applicable Funds invest, the Funds will provide for foreign taxes and, where appropriate, deferred foreign taxes.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2011 (Unaudited)

The Funds have reviewed the tax positions for the open tax years as of September 30, 2010 and have determined that no provision for income tax is required in the Funds’ Financial Statements. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Funds’ major tax jurisdiction, which include the United States of America and the Commonwealth of Massachusetts. The Funds recognized interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations.

For the six months ended March 31, 2011, the following Funds reclassified non-taxable security gains and losses realized on the in-kind redemption of Creation Units (Note 4) as an increase or decrease to paid in capital in the Statements of Assets and Liabilities as follows:

Net Gain (Loss)
Reclassified
to Paid in Capital

SPDR STOXX Europe 50 ETF	$(663,263)
SPDR EURO STOXX 50 ETF	3,260,720
SPDR S&P Emerging Asia Pacific ETF	9,618,732
SPDR S&P Russia ETF	4,242,262
SPDR S&P China ETF	26,222,356
SPDR S&P Emerging Markets ETF	9,100,765
SPDR S&P Emerging Markets Dividend ETF	—
SPDR S&P BRIC 40 ETF	3,288,170
SPDR S&P Emerging Europe ETF	5,129,038
SPDR S&P Emerging Latin America ETF	5,598,387
SPDR S&P Emerging Middle East & Africa ETF	6,850,733
SPDR S&P World ex-US ETF	—
SPDR S&P International Small Cap ETF	—
SPDR Dow Jones International Real Estate ETF	—
SPDR FTSE/Macquarie Global Infrastructure 100 ETF	(230,906)
SPDR S&P Global Natural Resources ETF	—
SPDR MSCI ACWI ex-US ETF	7,115,928
SPDR Russell/Nomura PRIME Japan ETF	(1,624,433)
SPDR Russell/Nomura Small Cap Japan ETF	210,067
SPDR S&P International Dividend ETF	—
SPDR S&P International Mid Cap ETF	—
SPDR S&P Emerging Markets Small Cap ETF	19,755,318
SPDR Dow Jones Global Real Estate ETF	—
SPDR S&P International Consumer Discretionary Sector ETF	356,667
SPDR S&P International Consumer Staples Sector ETF	922,085
SPDR S&P International Energy Sector ETF	213,122
SPDR S&P International Financial Sector ETF	55,187
SPDR S&P International Health Care Sector ETF	—
SPDR S&P International Industrial Sector ETF	416,149
SPDR S&P International Materials Sector ETF	1,435,867
SPDR S&P International Technology Sector ETF	—
SPDR S&P International Telecommunications Sector ETF	940,661
SPDR S&P International Utilities Sector ETF	97,906

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2011 (Unaudited)

At September 30, 2010, the Funds had capital loss carryforwards which may be utilized to offset any net realized capital gains expiring September 30:

	2016	2017	2018

SPDR STOXX Europe 50 ETF	$—	$5,783,115	$6,195,941
SPDR EURO STOXX 50 ETF	—	6,389,360	14,945,357
SPDR S&P Emerging Asia Pacific ETF	—	1,375,979	1,915,651
SPDR S&P Russia ETF	—	—	—
SPDR S&P China ETF	—	2,685,375	3,455,043
SPDR S&P Emerging Markets ETF	—	—	—
SPDR S&P BRIC 40 ETF	—	399,946	37,661,979
SPDR S&P Emerging Europe ETF	—	5,912,354	8,992,073
SPDR S&P Emerging Latin America ETF	—	3,111,522	3,011,912
SPDR S&P Emerging Middle East & Africa ETF	—	1,967,866	10,818,457
SPDR S&P World ex-US ETF	—	75,751	2,819,383
SPDR S&P International Small Cap ETF	—	11,957,401	2,841,618
SPDR Dow Jones International Real Estate ETF	2,568,760	37,378,612	162,058,595
SPDR FTSE/Macquarie Global Infrastructure 100 ETF	—	246,762	3,044,553
SPDR S&P Global Natural Resources ETF	—	—	—
SPDR MSCI ACWI ex-US ETF	—	2,856,017	36,957,682
SPDR Russell/Nomura PRIME Japan ETF	—	367,543	574,285
SPDR Russell/Nomura Small Cap Japan ETF	—	1,997,862	3,384,329
SPDR S&P International Dividend ETF	—	5,689,152	14,493,148
SPDR S&P International Mid Cap ETF	—	—	—
SPDR S&P Emerging Markets Small Cap ETF	—	—	—
SPDR Dow Jones Global Real Estate ETF	—	103,944	4,030,131
SPDR S&P International Consumer Discretionary Sector ETF	—	—	19,705
SPDR S&P International Consumer Staples Sector ETF	—	7	96,735
SPDR S&P International Energy Sector ETF	—	4,624	119,106
SPDR S&P International Financial Sector ETF	—	39,777	563,119
SPDR S&P International Health Care Sector ETF	—	64,517	3,109
SPDR S&P International Industrial Sector ETF	—	4,087	41,800
SPDR S&P International Materials Sector ETF	—	65,728	154,398
SPDR S&P International Technology Sector ETF	—	—	—
SPDR S&P International Telecommunications Sector ETF	—	2,618	97,364
SPDR S&P International Utilities Sector ETF	—	16,137	130,798

Under current tax laws, capital losses realized after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. The Funds incurred the following losses during the period November 1, 2009 through September 30, 2010 that are deferred for tax purposes until fiscal 2011:

Deferred Losses

SPDR STOXX Europe 50 ETF	$(2,040,429)
SPDR EURO STOXX 50 ETF	(8,848,501)
SPDR S&P Emerging Asia Pacific ETF	(5,075,196)
SPDR S&P China ETF	(20,756,155)
SPDR S&P BRIC 40 ETF	(9,994,393)
SPDR S&P Emerging Europe ETF	(8,891,374)

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2011 (Unaudited)

Deferred Losses

SPDR S&P Emerging Latin America ETF	$(2,442,958)
SPDR S&P Emerging Middle East & Africa ETF	(1,720,227)
SPDR S&P World ex-US ETF	(172,404)
SPDR Dow Jones International Real Estate ETF	(64,649,745)
SPDR FTSE/Macquarie Global Infrastructure 100 ETF	(1,642,333)
SPDR MSCI ACWI ex-US ETF	(2,443,415)
SPDR Russell/Nomura PRIME Japan ETF	(52,740)
SPDR S&P International Dividend ETF	(3,015,444)
SPDR Dow Jones Global Real Estate ETF	(1,104,773)
SPDR S&P International Consumer Discretionary Sector ETF	(62,282)
SPDR S&P International Consumer Staples Sector ETF	(4,306)
SPDR S&P International Energy Sector ETF	(316,378)
SPDR S&P International Financial Sector ETF	(43,812)
SPDR S&P International Health Care Sector ETF	(84,638)
SPDR S&P International Industrial Sector ETF	(85,376)
SPDR S&P International Materials Sector ETF	(268,959)
SPDR S&P International Technology Sector ETF	(5,746)
SPDR S&P International Telecommunications Sector ETF	(213,502)
SPDR S&P International Utilities Sector ETF	(182,287)

Distributions

Each Fund declares and distributes dividends from net investment income, if any, to its shareholders quarterly for SPDR STOXX Europe 50 ETF, SPDR EURO STOXX 50 ETF, SPDR S&P Emerging Markets Dividend ETF, SPDR Dow Jones International Real Estate ETF, SPDR S&P International Dividend ETF, SPDR Dow Jones Global Real Estate ETF, SPDR S&P International Consumer Discretionary Sector ETF, SPDR S&P International Consumer Staples Sector ETF, SPDR S&P International Energy Sector ETF, SPDR S&P International Financial Sector ETF, SPDR S&P International Health Care Sector ETF, SPDR S&P International Industrial Sector ETF, SPDR S&P International Materials Sector ETF, SPDR S&P International Technology Sector ETF, SPDR S&P International Telecommunications Sector ETF and SPDR S&P International Utilities Sector ETF. The following Funds distribute net investment income semi-annually: SPDR S&P Emerging Asia Pacific ETF, SPDR S&P Russia ETF, SPDR S&P China ETF, SPDR S&P Emerging Markets ETF, SPDR S&P BRIC 40 ETF, SPDR S&P Emerging Europe ETF, SPDR S&P Emerging Latin America ETF, SPDR S&P Emerging Middle East & Africa ETF, SPDR S&P World ex-US ETF, SPDR S&P International Small Cap ETF, SPDR FTSE/Macquarie Global Infrastructure 100 ETF, SPDR S&P Global Natural Resources ETF, SPDR MSCI ACWI ex-US ETF, SPDR Russell/Nomura PRIME Japan ETF, SPDR Russell/Nomura Small Cap Japan ETF, SPDR S&P International Mid Cap ETF and SPDR S&P Emerging Markets Small Cap ETF. The Trust declares and distributes net realized capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

Effective October 30, 2009, the Trust’s Dividend Reinvestment Service is no longer available. Broker-dealers, at their own discretion, may offer a dividend reinvestment service under which additional shares of the Fund(s) are purchased in the secondary market at current market prices. Investors should consult their broker-dealer for further information regarding any dividend reinvestment service offered by such broker-dealer.

Subsequent Events

Management has determined there are no subsequent events or transactions that would have materially impacted the Funds’ financial statements as presented.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2011 (Unaudited)

3.	Related Party Fees and Transactions

Advisory Fee

The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”). As compensation for the services rendered, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid quarterly, based on a percentage of each Fund’s average daily net assets as shown in the following table:

Annual Rate

SPDR STOXX Europe 50 ETF	0.29%
SPDR EURO STOXX 50 ETF	0.29
SPDR S&P Emerging Asia Pacific ETF	0.59
SPDR S&P Russia ETF	0.59
SPDR S&P China ETF	0.59
SPDR S&P Emerging Markets ETF	0.59
SPDR S&P Emerging Markets Dividend ETF	0.59
SPDR S&P BRIC 40 ETF	0.50
SPDR S&P Emerging Europe ETF	0.59
SPDR S&P Emerging Latin America ETF	0.59
SPDR S&P Emerging Middle East & Africa ETF	0.59
SPDR S&P World ex-US ETF	0.34
SPDR S&P International Small Cap ETF	0.59
SPDR Dow Jones International Real Estate ETF	0.59
SPDR FTSE/Macquarie Global Infrastructure 100 ETF	0.59
SPDR S&P Global Natural Resources ETF	0.40
SPDR MSCI ACWI ex-US ETF	0.34
SPDR Russell/Nomura PRIME Japan ETF	0.50
SPDR Russell/Nomura Small Cap Japan ETF	0.55
SPDR S&P International Dividend ETF	0.45
SPDR S&P International Mid Cap ETF	0.45
SPDR S&P Emerging Markets Small Cap ETF	0.65
SPDR Dow Jones Global Real Estate ETF	0.50
SPDR S&P International Consumer Discretionary Sector ETF	0.50
SPDR S&P International Consumer Staples Sector ETF	0.50
SPDR S&P International Energy Sector ETF	0.50
SPDR S&P International Financial Sector ETF	0.50
SPDR S&P International Health Care Sector ETF	0.50
SPDR S&P International Industrial Sector ETF	0.50
SPDR S&P International Materials Sector ETF	0.50
SPDR S&P International Technology Sector ETF	0.50
SPDR S&P International Telecommunications Sector ETF	0.50
SPDR S&P International Utilities Sector ETF	0.50

The Adviser pays all operating expenses of each Fund other than the advisory fee, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee’s counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.

The Tuckerman Group, LLC, an affiliate of the Adviser, receives fees for its services as the sub-adviser to the SPDR Dow Jones International Real Estate ETF and the SPDR Dow Jones Global Real Estate ETF from the Adviser.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2011 (Unaudited)

State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, receives fees for its services as Custodian, Administrator and Transfer Agent from the Adviser.

State Street also acts as the securities lending agent for the Funds and receives a portion of any lending income. In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Prime Portfolio (“Prime Portfolio”) for which SSgA FM serves as the investment adviser. Prime Portfolio is a series of State Street Navigator Securities Lending Trust, a registered investment company under the 1940 Act, and operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 8 for additional information regarding securities lending.

For the six months ended March 31, 2011, State Street earned securities lending agent fees from the following Funds:

	Securities Lending
	Agent Fees

SPDR STOXX Europe 50 ETF	$1,223
SPDR EURO STOXX 50 ETF	9,319
SPDR S&P Emerging Asia Pacific ETF	22,795
SPDR S&P China ETF	66,099
SPDR S&P Emerging Markets ETF	7,574
SPDR S&P BRIC 40 ETF	8,062
SPDR S&P Emerging Europe ETF	5,920
SPDR S&P Emerging Latin America ETF	9,335
SPDR S&P Emerging Middle East & Africa ETF	2,355
SPDR S&P World ex-US ETF	4,799
SPDR S&P International Small Cap ETF	58,948
SPDR Dow Jones International Real Estate ETF	45,771
SPDR FTSE/Macquarie Global Infrastructure 100 ETF	2,646
SPDR MSCI ACWI ex-US ETF	17,268
SPDR Russell/Nomura PRIME Japan ETF	259
SPDR Russell/Nomura Small Cap Japan ETF	6,000
SPDR S&P International Dividend ETF	33,265
SPDR S&P International Mid Cap ETF	2,307
SPDR S&P Emerging Markets Small Cap ETF	43,868
SPDR Dow Jones Global Real Estate ETF	6,362
SPDR S&P International Consumer Discretionary Sector ETF	1
SPDR S&P International Consumer Staples Sector ETF	—	*
SPDR S&P International Energy Sector ETF	1
SPDR S&P International Financial Sector ETF	22
SPDR S&P International Industrial Sector ETF	85
SPDR S&P International Materials Sector ETF	48
SPDR S&P International Technology Sector ETF	80
SPDR S&P International Telecommunications Sector ETF	43
SPDR S&P International Utilities Sector ETF	6

*	Amount shown represents less than $0.50.

Distributor

State Street Global Markets, LLC (the “Distributor”), an affiliate of the Adviser, acts as the principal underwriter of each Fund pursuant to a principal underwriting contract with the Trust. The Distributor may enter into agreements

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2011 (Unaudited)

with other broker-dealers (affiliated and non-affiliated) and other financial institutions to authorize them to sell Shares.

The Distributor has established an assisted trading program to aid Authorized Participants in certain creation and redemption activity for which the Distributor receives commissions from Authorized Participants. In addition, the Distributor receives compensation from State Street associated with on-line creation and redemption activity of Authorized Participants.

Trustees’ Fees

The Trust and SPDR Series Trust (“SST Trust”) pay, in the aggregate, each Independent Trustee an annual fee of $132,500 plus $7,500 per in-person meeting attended and $1,250 for each telephonic or video conference meeting attended. The Chairman of the Board receives an additional annual fee of $37,500 and the Chairman of the Audit Committee receives an additional annual fee of $15,000. The Trust also reimburses each Independent Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings and in connection with attending industry seminars and meetings. Trustee fees are allocated between the Trust and SST Trust and each of their respective series in such a manner as deemed equitable, taking into consideration the relative net assets of the series.

Transactions with Affiliates

Each Fund may invest in certain money market funds managed by the Adviser, including the State Street Institutional Liquid Reserves Fund-Institutional Class (“Liquid Reserves Fund”), a series of State Street Institutional Investment Trust. The Liquid Reserves Fund is a feeder fund in a master/feeder fund structure that invests substantially all of its assets in the State Street Money Market Portfolio (“Master Portfolio”). The Liquid Reserves Fund does not pay an investment advisory fee to the Adviser, but the Master Portfolio in which it invests pays an investment advisory fee to the Adviser. The Liquid Reserves Fund intends to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. All income distributions earned by the Funds from affiliated money market funds are recorded as dividend income on securities of affiliated issuers in the accompanying Statements of Operations. In addition, cash collateral from lending activities is invested in Prime Portfolio, for which SSgA FM serves as the investment adviser.

Amounts related to investments in Liquid Reserves Fund and/or Prime Portfolio at March 31, 2011 and for the period then ended are:

	Value at	Purchased		Sold		Value at		Realized
Liquid Reserves Fund	9/30/10	Cost	Shares	Proceeds	Shares	3/31/11	Income	Gain/(Loss)

SPDR STOXX Europe 50 ETF	$28,224	$1,584,974	1,584,974	$1,567,714	1,567,714	$45,484	$52	$—
SPDR EURO STOXX 50 ETF	35,491	2,911,878	2,911,878	2,942,086	2,942,086	5,283	122	—
SPDR S&P Emerging Asia Pacific ETF	5,262,887	53,857,802	53,857,802	55,697,875	55,697,875	3,422,814	2,780	—
SPDR S&P Russia ETF	27,492	3,871,252	3,871,252	3,774,374	3,774,374	124,370	184	—
SPDR S&P China ETF	581,308	4,965,562	4,965,562	5,203,653	5,203,653	343,217	599	—
SPDR S&P Emerging Markets ETF	7,924,744	17,701,171	17,701,171	21,809,962	21,809,962	3,815,953	6,398	—
SPDR S&P Emerging Markets Dividend ETF	—	513,459	513,459	513,359	513,359	100	5	—
SPDR S&P BRIC 40 ETF	721,997	8,141,829	8,141,829	7,312,496	7,312,496	1,551,330	1,072	—
SPDR S&P Emerging Europe ETF	1,082,787	6,330,350	6,330,350	4,606,444	4,606,444	2,806,693	483	—
SPDR S&P Emerging Latin America ETF	100	9,757,203	9,757,203	8,974,096	8,974,096	783,207	595	—
SPDR S&P Emerging Middle East & Africa ETF	180,865	4,426,307	4,426,307	4,111,313	4,111,313	495,859	392	—
SPDR S&P World ex-US ETF	15,399	1,628,365	1,628,365	1,410,940	1,410,940	232,824	118	—

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2011 (Unaudited)

	Value at	Purchased		Sold		Value at		Realized
Liquid Reserves Fund	9/30/10	Cost	Shares	Proceeds	Shares	3/31/11	Income	Gain/(Loss)

SPDR S&P International Small Cap ETF	$204,973	$22,804,211	22,804,211	$21,399,998	21,399,998	$1,609,186	$1,027	$—
SPDR Dow Jones International Real Estate ETF	185,468	85,481,796	85,481,796	85,359,362	85,359,362	307,902	3,288	—
SPDR FTSE/Macquarie Global Infrastructure 100 ETF	79,812	1,235,430	1,235,430	1,238,600	1,238,600	76,642	88	—
SPDR S&P Global Natural Resources ETF	15,911	1,487,410	1,487,410	1,379,990	1,379,990	123,331	71	—
SPDR MSCI ACWI ex-US ETF	445,786	6,672,926	6,672,926	7,001,186	7,001,186	117,526	499	—
SPDR Russell/Nomura PRIME Japan ETF	47,675	247,710	247,710	244,862	244,862	50,523	16	—
SPDR Russell/Nomura Small Cap Japan ETF	40,262	1,249,112	1,249,112	641,566	641,566	647,808	162	—
SPDR S&P International Dividend ETF	37,858	14,002,139	14,002,139	13,976,678	13,976,678	63,319	286	—
SPDR S&P International Mid Cap ETF	17,129	722,365	722,365	736,080	736,080	3,414	43	—
SPDR S&P Emerging Markets Small Cap ETF	2,644,711	140,212,000	140,212,000	140,039,876	140,039,876	2,816,835	4,755	—
SPDR Dow Jones Global Real Estate ETF	117,888	10,475,876	10,475,876	10,286,441	10,286,441	307,323	423	—
SPDR S&P International Consumer Discretionary Sector ETF	37,365	328,035	328,035	321,259	321,259	44,141	20	—
SPDR S&P International Consumer Staples Sector ETF	32,839	121,548	121,548	150,535	150,535	3,852	6	—
SPDR S&P International Energy Sector ETF	3,231	136,566	136,566	134,840	134,840	4,957	6	—
SPDR S&P International Financial Sector ETF	45,993	187,651	187,651	233,544	233,544	100	5	—
SPDR S&P International Health Care Sector ETF	5,401	174,300	174,300	174,390	174,390	5,311	10	—
SPDR S&P International Industrial Sector ETF	100	250,572	250,572	224,613	224,613	26,059	19	—
SPDR S&P International Materials Sector ETF	3,440	139,462	139,462	122,415	122,415	20,487	7	—
SPDR S&P International Technology Sector ETF	12,357	201,914	201,914	192,584	192,584	21,687	16	—
SPDR S&P International Telecommunications Sector ETF	4,471	259,868	259,868	239,244	239,244	25,095	19	—
SPDR S&P International Utilities Sector ETF	13,853	137,739	137,739	149,085	149,085	2,507	5	—

	Value at	Purchased		Sold		Value at		Realized
Prime Portfolio	9/30/10	Cost	Shares	Proceeds	Shares	3/31/11	Income	Gain/(Loss)

SPDR STOXX Europe 50 ETF	$—	$11,062,292	11,062,292	$10,352,277	10,352,277	$710,015	$7,708	$—
SPDR EURO STOXX 50 ETF	2,638,555	40,720,434	40,720,434	42,837,588	42,837,588	521,401	52,839	—
SPDR S&P Emerging Asia Pacific ETF	39,876,959	94,337,596	94,337,596	102,718,462	102,718,462	31,496,093	128,905	—

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2011 (Unaudited)

	Value at	Purchased		Sold		Value at		Realized
Prime Portfolio	9/30/10	Cost	Shares	Proceeds	Shares	3/31/11	Income	Gain/(Loss)

SPDR S&P China ETF	$81,587,164	$198,841,077	198,841,077	$181,769,520	181,769,520	$98,658,721	$373,480	$—
SPDR S&P Emerging Markets ETF	16,982,427	41,635,513	41,635,513	47,838,000	47,838,000	10,779,940	42,909	—
SPDR S&P BRIC 40 ETF	66,514,013	176,517,760	176,517,760	213,354,650	213,354,650	29,677,123	45,692	—
SPDR S&P Emerging Europe ETF	5,750,349	65,573,687	65,573,687	69,476,344	69,476,344	1,847,692	33,551	—
SPDR S&P Emerging Latin America ETF	37,791,628	105,270,836	105,270,836	128,139,580	128,139,580	14,922,884	52,896	—
SPDR S&P Emerging Middle East & Africa ETF	3,556,136	13,735,547	13,735,547	10,889,912	10,889,912	6,401,771	13,341	—
SPDR S&P World ex-US ETF	11,131,537	28,770,072	28,770,072	24,409,059	24,409,059	15,492,550	27,550	—
SPDR S&P International Small Cap ETF	54,714,094	146,478,245	146,478,245	79,659,757	79,659,757	121,532,582	331,771	—
SPDR Dow Jones International Real Estate ETF	112,065,820	378,397,588	378,397,588	340,987,231	340,987,231	149,476,177	287,900	—
SPDR FTSE/Macquarie Global Infrastructure 100 ETF	8,314,380	27,059,133	27,059,133	30,723,992	30,723,992	4,649,521	14,990	—
SPDR MSCI ACWI ex-US ETF	45,034,661	78,094,136	78,094,136	73,076,185	73,076,185	50,052,612	98,289	—
SPDR Russell/Nomura PRIME Japan ETF	4,289,364	6,357,890	6,357,890	6,273,005	6,273,005	4,374,249	1,531	—
SPDR Russell/Nomura Small Cap Japan ETF	17,896,056	39,510,027	39,510,027	27,133,815	27,133,815	30,272,268	34,058	—
SPDR S&P International Dividend ETF	22,773,247	97,090,568	97,090,568	89,364,557	89,364,557	30,499,258	185,673	—
SPDR S&P International Mid Cap ETF	3,868,805	11,150,733	11,150,733	7,232,785	7,232,785	7,786,753	13,261	—
SPDR S&P Emerging Markets Small Cap ETF	11,858,876	55,791,597	55,791,597	50,089,290	50,089,290	17,561,183	248,567	—
SPDR Dow Jones Global Real Estate ETF	28,861,180	74,960,405	74,960,405	79,605,092	79,605,092	24,216,493	38,683	—
SPDR S&P International Consumer Discretionary Sector ETF	—	67,838	67,838	67,838	67,838	—	31	—
SPDR S&P International Consumer Staples Sector ETF	—	9,800	9,800	200	200	9,600	—	—
SPDR S&P International Energy Sector ETF	—	72,731	72,731	72,731	72,731	—	5	—
SPDR S&P International Financial Sector ETF	13,054	195,011	195,011	173,438	173,438	34,627	124	—
SPDR S&P International Industrial Sector ETF	91,074	351,209	351,209	442,283	442,283	—	479	—
SPDR S&P International Materials Sector ETF	7,975	2,014,874	2,014,874	2,022,849	2,022,849	—	269	—
SPDR S&P International Technology Sector ETF	198,250	738,487	738,487	936,737	936,737	—	452	—
SPDR S&P International Telecommunications Sector ETF	81,963	525,740	525,740	607,703	607,703	—	244	—
SPDR S&P International Utilities Sector ETF	44,915	180,887	180,887	196,443	196,443	29,359	34	—

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2011 (Unaudited)

4.	Shareholder Transactions

Shares are issued and redeemed by a Fund only in Creation Unit size aggregations of 50,000 shares for SPDR STOXX Europe 50 ETF, SPDR EURO STOXX 50 ETF, SPDR S&P Russia ETF, SPDR S&P Emerging Markets Dividend ETF, SPDR S&P Global Natural Resources ETF, SPDR Russell/Nomura Small Cap Japan ETF, SPDR S&P International Mid Cap ETF, SPDR S&P International Consumer Discretionary Sector ETF, SPDR S&P International Consumer Staples Sector ETF, SPDR S&P International Energy Sector ETF, SPDR S&P International Financial Sector ETF, SPDR S&P International Health Care Sector ETF, SPDR S&P International Industrial Sector ETF, SPDR S&P International Materials Sector ETF, SPDR S&P International Technology Sector ETF, SPDR S&P International Telecommunications Sector ETF and SPDR S&P International Utilities Sector ETF and 100,000 shares for SPDR S&P Emerging Asia Pacific ETF, SPDR S&P China ETF, SPDR S&P Emerging Markets ETF, SPDR S&P BRIC 40 ETF, SPDR S&P Emerging Europe ETF, SPDR S&P Emerging Latin America ETF, SPDR S&P Emerging Middle East & Africa ETF, SPDR S&P International Small Cap ETF, SPDR Dow Jones International Real Estate ETF, SPDR FTSE/Macquarie Global Infrastructure 100 ETF, SPDR S&P International Dividend ETF, SPDR S&P Emerging Markets Small Cap ETF and SPDR Dow Jones Global Real Estate ETF and 200,000 shares for SPDR World ex-US ETF, SPDR MSCI ACWI ex-US ETF and SPDR Russell/Nomura PRIME Japan ETF. Such transactions are generally on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per unit of the Funds on the transaction date. Transaction fees ranging from $500 to $12,000 per Creation Unit for each Fund, regardless of the number of Creation Units that are created or redeemed on the same day, are charged to those persons creating or redeeming Creation Units. An additional variable fee may be charged for certain transactions. Transaction fees are received by the Trust and/or Custodian and used to defray related expenses. The Custodian also receives amounts earned on cash collateral provided by Authorized Participants pending delivery of missing deposit securities.

5.	Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same as cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at March 31, 2011 was as follows:

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

SPDR STOXX Europe 50 ETF	$50,256,044	$2,420,094	$14,770,953	$(12,350,859)
SPDR EURO STOXX 50 ETF	225,301,176	5,734,220	58,633,930	(52,899,710)
SPDR S&P Emerging Asia Pacific ETF	646,022,645	142,252,359	25,201,718	117,050,641
SPDR S&P Russia ETF	133,568,437	12,909,094	743,316	12,165,778
SPDR S&P China ETF	701,996,959	149,585,341	35,152,017	114,433,324
SPDR S&P Emerging Markets ETF	200,173,023	39,029,593	7,285,576	31,744,017
SPDR S&P Emerging Markets Dividend ETF	12,481,945	712,783	88,087	624,696
SPDR S&P BRIC 40 ETF	483,148,502	115,609,309	11,212,078	104,397,231
SPDR S&P Emerging Europe ETF	243,441,551	44,997,549	5,207,213	39,790,336
SPDR S&P Emerging Latin America ETF	222,677,618	30,891,629	8,737,024	22,154,605
SPDR S&P Emerging Middle East & Africa ETF	153,673,541	22,284,997	11,191,685	11,093,312
SPDR S&P World ex-US ETF	137,498,975	26,611,752	5,588,246	21,023,506
SPDR S&P International Small Cap ETF	971,747,192	143,943,501	73,085,153	70,858,348
SPDR Dow Jones International Real Estate ETF	1,825,619,220	158,023,336	71,270,374	86,752,962
SPDR FTSE/Macquarie Global Infrastructure 100 ETF	72,707,999	2,040,281	19,006,759	(16,966,478)
SPDR S&P Global Natural Resources ETF	116,481,378	9,087,345	761,998	8,325,347
SPDR MSCI ACWI ex-US ETF	507,119,699	57,827,352	48,730,325	9,097,027
SPDR Russell/Nomura PRIME Japan ETF	22,172,323	557,791	2,748,891	(2,191,100)

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2011 (Unaudited)

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

SPDR Russell/Nomura Small Cap Japan ETF	$157,143,206	$7,032,307	$15,230,222	$(8,197,915)
SPDR S&P International Dividend ETF	405,220,066	29,603,321	6,211,647	23,391,674
SPDR S&P International Mid Cap ETF	43,985,094	7,603,917	1,065,039	6,538,878
SPDR S&P Emerging Markets Small Cap ETF	651,345,018	56,717,610	48,808,141	7,909,469
SPDR Dow Jones Global Real Estate ETF	221,870,155	49,508,236	531,175	48,977,061
SPDR S&P International Consumer Discretionary Sector ETF	20,892,035	2,972,493	485,140	2,487,353
SPDR S&P International Consumer Staples Sector ETF	13,070,695	1,013,026	266,092	746,934
SPDR S&P International Energy Sector ETF	16,321,812	2,248,032	533,727	1,714,305
SPDR S&P International Financial Sector ETF	10,158,572	367,694	1,168,583	(800,889)
SPDR S&P International Health Care Sector ETF	11,540,883	1,014,414	416,519	597,895
SPDR S&P International Industrial Sector ETF	28,692,996	4,091,523	634,813	3,456,710
SPDR S&P International Materials Sector ETF	37,659,287	5,111,832	759,756	4,352,076
SPDR S&P International Technology Sector ETF	23,816,520	4,321,912	1,683,026	2,638,886
SPDR S&P International Telecommunications Sector ETF	9,352,421	293,838	478,596	(184,758)
SPDR S&P International Utilities Sector ETF	10,233,490	163,465	2,013,953	(1,850,488)

6.	Investment Transactions

For the six months ended March 31, 2011, the following Funds had in-kind contributions, in-kind redemptions and in-kind net realized gain/loss as follows:

			Realized
	Contributions	Redemptions	Gain/Loss

SPDR STOXX Europe 50 ETF	$—	$3,657,199	$(663,263)
SPDR EURO STOXX 50 ETF	9,989,353	15,682,696	3,260,720
SPDR S&P Emerging Asia Pacific ETF	36,776,509	35,726,502	9,618,732
SPDR S&P Russia ETF	153,184,338	29,986,913	4,242,262
SPDR S&P China ETF	81,447,291	67,427,326	26,222,356
SPDR S&P Emerging Markets ETF	15,341,240	20,520,595	9,100,765
SPDR S&P Emerging Markets Dividend ETF	5,609,027	—	—
SPDR S&P BRIC 40 ETF	40,775,132	8,287,653	3,288,170
SPDR S&P Emerging Europe ETF	31,053,872	27,504,445	5,129,038
SPDR S&P Emerging Latin America ETF	44,094,507	36,992,349	5,598,387
SPDR S&P Emerging Middle East & Africa ETF	33,454,315	25,020,869	6,850,733
SPDR S&P World ex-US ETF	25,738,398	—	—
SPDR S&P International Small Cap ETF	195,548,001	—	—
SPDR Dow Jones International Real Estate ETF	435,877,332	—	—
SPDR FTSE/Macquarie Global Infrastructure 100 ETF	—	4,265,816	(230,906)
SPDR S&P Global Natural Resources ETF	108,949,073	—	—
SPDR MSCI ACWI ex-US ETF	52,855,806	20,003,370	7,115,928
SPDR Russell/Nomura PRIME Japan ETF	7,600,587	7,883,092	(1,624,433)
SPDR Russell/Nomura Small Cap Japan ETF	47,113,053	4,105,488	210,067
SPDR S&P International Dividend ETF	112,230,051	—	—

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2011 (Unaudited)

			Realized
	Contributions	Redemptions	Gain/Loss

SPDR S&P International Mid Cap ETF	$8,063,208	$—	$—
SPDR S&P Emerging Markets Small Cap ETF	168,076,985	211,128,943	19,755,318
SPDR Dow Jones Global Real Estate ETF	96,867,227	—	—
SPDR S&P International Consumer Discretionary Sector ETF	4,285,074	1,378,463	356,667
SPDR S&P International Consumer Staples Sector ETF	3,081,469	4,625,832	922,085
SPDR S&P International Energy Sector ETF	3,917,908	1,271,422	213,122
SPDR S&P International Financial Sector ETF	3,247,214	3,093,372	55,187
SPDR S&P International Health Care Sector ETF	1,462,627	—	—
SPDR S&P International Industrial Sector ETF	12,437,821	1,472,270	416,149
SPDR S&P International Materials Sector ETF	19,146,797	4,569,711	1,435,867
SPDR S&P International Technology Sector ETF	2,748,302	—	—
SPDR S&P International Telecommunications Sector ETF	5,190,832	12,512,157	940,661
SPDR S&P International Utilities Sector ETF	1,085,249	1,043,815	97,906

The in-kind contributions and in-kind redemptions in this table may not accord with the beneficial interest transactions on the Statements of Changes. The table represents the accumulation of the Funds’ daily net shareholder transactions while the Statements of Changes reflects gross shareholder transactions including any cash component of the transaction.

For the six months ended March 31, 2011, the Trust had purchases and sales of investment securities as follows:

	Purchases	Sales

SPDR STOXX Europe 50 ETF	$513,535	$874,473
SPDR EURO STOXX 50 ETF	3,392,310	2,692,284
SPDR S&P Emerging Asia Pacific ETF	122,644,749	148,139,982
SPDR S&P Russia ETF	5,649,224	5,734,052
SPDR S&P China ETF	8,372,023	9,666,127
SPDR S&P Emerging Markets ETF	8,907,058	8,807,971
SPDR S&P Emerging Markets Dividend ETF	6,982,966	114,530
SPDR S&P BRIC 40 ETF	47,901,034	46,929,096
SPDR S&P Emerging Europe ETF	8,840,936	9,072,841
SPDR S&P Emerging Latin America ETF	18,283,355	17,504,811
SPDR S&P Emerging Middle East & Africa ETF	3,600,494	3,821,915
SPDR S&P World ex-US ETF	339,260	873,938
SPDR S&P International Small Cap ETF	36,055,275	25,840,376
SPDR Dow Jones International Real Estate ETF	93,737,562	165,503,462
SPDR FTSE/Macquarie Global Infrastructure 100 ETF	1,151,840	1,111,780
SPDR S&P Global Natural Resources ETF	4,826,240	4,864,455
SPDR MSCI ACWI ex-US ETF	5,013,413	3,809,644
SPDR Russell/Nomura PRIME Japan ETF	276,754	298,117
SPDR Russell/Nomura Small Cap Japan ETF	6,456,740	6,896,215
SPDR S&P International Dividend ETF	262,918,774	264,663,542
SPDR S&P International Mid Cap ETF	3,076,256	2,909,135
SPDR S&P Emerging Markets Small Cap ETF	264,770,555	384,146,672
SPDR Dow Jones Global Real Estate ETF	10,794,695	17,040,944

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2011 (Unaudited)

	Purchases	Sales

SPDR S&P International Consumer Discretionary Sector ETF	$911,328	$777,585
SPDR S&P International Consumer Staples Sector ETF	106,797	146,334
SPDR S&P International Energy Sector ETF	580,338	664,837
SPDR S&P International Financial Sector ETF	267,113	284,045
SPDR S&P International Health Care Sector ETF	101,908	210,814
SPDR S&P International Industrial Sector ETF	—	111,463
SPDR S&P International Materials Sector ETF	25,889	195,536
SPDR S&P International Technology Sector ETF	11,229	182,551
SPDR S&P International Telecommunications Sector ETF	150,801	223,961
SPDR S&P International Utilities Sector ETF	88,418	108,337

For the six months ended March 31, 2011, the Trust did not pay any commissions to an affiliate of the Adviser for investment transactions.

7.	Concentration of Risk

The Funds’ assets may be concentrated in one or more foreign countries. By concentrating their assets in a single country or group of countries, the Funds are subject to the risk that economic, political or other conditions that have a negative effect on that country or group of countries will negatively impact the Funds to a greater extent than if the Funds’ assets were invested in a wider variety of countries. In addition, the Funds’ assets may be concentrated in certain industries, subjecting them to greater risk than Funds that invest in a wider range of industries.

8.	Securities Lending

Each Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral held with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral. The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent. Proceeds collected by State Street on investment of cash collateral or any fee income is partially allocated to State Street as compensation for its lending services.

The market value of securities on loan as of March 31, 2011 and the value of the invested cash collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

SPDR INDEX SHARES FUNDS
OTHER INFORMATION
March 31, 2011 (Unaudited)

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees, trustee fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested on October 1, 2010 and held for the six months ended March 31, 2011.

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled “Expenses Paid during Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Funds charge transaction fees at scheduled amounts ranging from $500 to $12,000 per Creation Unit to those persons creating or redeeming Creation Units. If you buy or sell the Funds’ shares in the secondary market, you will incur customary brokerage commissions and charges.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	10/1/10 to
	Expense Ratio	10/1/10	3/31/11	3/31/11

Actual
SPDR STOXX Europe 50 ETF	0.31%	$1,000	$1,093.30	$1.62
SPDR EURO STOXX 50 ETF	0.31	1,000	1,108.30	1.63
SPDR S&P Emerging Asia Pacific ETF	0.60	1,000	1,068.20	3.09
SPDR S&P Russia ETF	0.59	1,000	1,333.80	3.43
SPDR S&P China ETF	0.60	1,000	1,050.90	3.07
SPDR S&P Emerging Markets ETF	0.61	1,000	1,093.30	3.18
SPDR S&P Emerging Markets Dividend ETF**	0.59	1,000	1,053.20	0.60
SPDR S&P BRIC 40 ETF	0.52	1,000	1,140.90	2.78
SPDR S&P Emerging Europe ETF	0.61	1,000	1,210.40	3.36
SPDR S&P Emerging Latin America ETF	0.61	1,000	1,064.20	3.14
SPDR S&P Emerging Middle East & Africa ETF	0.60	1,000	1,078.00	3.11
SPDR S&P World ex-US ETF	0.35	1,000	1,113.90	1.84
SPDR S&P International Small Cap ETF	0.60	1,000	1,149.90	3.22
SPDR Dow Jones International Real Estate ETF	0.60	1,000	1,085.70	3.12

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (continued)
March 31, 2011 (Unaudited)

				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	10/1/10 to
	Expense Ratio	10/1/10	3/31/11	3/31/11

SPDR FTSE/Macquarie Global Infrastructure 100 ETF	0.61%	$1,000	$1,061.80	$3.14
SPDR S&P Global Natural Resources ETF	0.40	1,000	1,234.90	2.23
SPDR MSCI ACWI ex-US ETF	0.35	1,000	1,110.90	1.84
SPDR Russell/Nomura PRIME Japan ETF	0.52	1,000	1,059.50	2.67
SPDR Russell/Nomura Small Cap Japan ETF	0.56	1,000	1,090.70	2.92
SPDR S&P International Dividend ETF	0.46	1,000	1,109.60	2.42
SPDR S&P International Mid Cap ETF	0.46	1,000	1,141.30	2.46
SPDR S&P Emerging Markets Small Cap ETF	0.66	1,000	1,015.40	3.32
SPDR Dow Jones Global Real Estate ETF	0.51	1,000	1,114.80	2.69
SPDR S&P International Consumer Discretionary Sector ETF	0.51	1,000	1,092.60	2.66
SPDR S&P International Consumer Staples Sector ETF	0.51	1,000	1,043.60	2.60
SPDR S&P International Energy Sector ETF	0.51	1,000	1,240.80	2.85
SPDR S&P International Financial Sector ETF	0.52	1,000	1,082.20	2.70
SPDR S&P International Health Care Sector ETF	0.51	1,000	1,064.50	2.63
SPDR S&P International Industrial Sector ETF	0.51	1,000	1,160.30	2.75
SPDR S&P International Materials Sector ETF	0.51	1,000	1,191.70	2.79
SPDR S&P International Technology Sector ETF	0.51	1,000	1,136.80	2.72
SPDR S&P International Telecommunications Sector ETF	0.52	1,000	1,099.50	2.72
SPDR S&P International Utilities Sector ETF	0.52	1,000	1,034.00	2.64
Hypothetical
SPDR STOXX Europe 50 ETF	0.31	1,000	1,023.39	1.56
SPDR EURO STOXX 50 ETF	0.31	1,000	1,023.39	1.56
SPDR S&P Emerging Asia Pacific ETF	0.60	1,000	1,021.94	3.02
SPDR S&P Russia ETF	0.59	1,000	1,021.99	2.97
SPDR S&P China ETF	0.60	1,000	1,021.94	3.02
SPDR S&P Emerging Markets ETF	0.61	1,000	1,021.89	3.07
SPDR S&P Emerging Markets Dividend ETF**	0.59	1,000	1,021.99	2.97
SPDR S&P BRIC 40 ETF	0.52	1,000	1,022.34	2.62
SPDR S&P Emerging Europe ETF	0.61	1,000	1,021.89	3.07
SPDR S&P Emerging Latin America ETF	0.61	1,000	1,021.89	3.07
SPDR S&P Emerging Middle East & Africa ETF	0.60	1,000	1,021.94	3.02
SPDR S&P World ex-US ETF	0.35	1,000	1,023.19	1.77
SPDR S&P International Small Cap ETF	0.60	1,000	1,021.94	3.02
SPDR Dow Jones International Real Estate ETF	0.60	1,000	1,021.94	3.02
SPDR FTSE/Macquarie Global Infrastructure 100 ETF	0.61	1,000	1,021.89	3.07

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (continued)
March 31, 2011 (Unaudited)

				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	10/1/10 to
	Expense Ratio	10/1/10	3/31/11	3/31/11

SPDR S&P Global Natural Resources ETF	0.40%	$1,000	$1,022.94	$2.02
SPDR MSCI ACWI ex-US ETF	0.35	1,000	1,023.19	1.77
SPDR Russell/Nomura PRIME Japan ETF	0.52	1,000	1,022.34	2.62
SPDR Russell/Nomura Small Cap Japan ETF	0.56	1,000	1,022.14	2.82
SPDR S&P International Dividend ETF	0.46	1,000	1,022.64	2.32
SPDR S&P International Mid Cap ETF	0.46	1,000	1,022.64	2.32
SPDR S&P Emerging Markets Small Cap ETF	0.66	1,000	1,021.64	3.33
SPDR Dow Jones Global Real Estate ETF	0.51	1,000	1,022.39	2.57
SPDR S&P International Consumer Discretionary Sector ETF	0.51	1,000	1,022.39	2.57
SPDR S&P International Consumer Staples Sector ETF	0.51	1,000	1,022.39	2.57
SPDR S&P International Energy Sector ETF	0.51	1,000	1,022.39	2.57
SPDR S&P International Financial Sector ETF	0.52	1,000	1,022.34	2.62
SPDR S&P International Health Care Sector ETF	0.51	1,000	1,022.39	2.57
SPDR S&P International Industrial Sector ETF	0.51	1,000	1,022.39	2.57
SPDR S&P International Materials Sector ETF	0.51	1,000	1,022.39	2.57
SPDR S&P International Technology Sector ETF	0.51	1,000	1,022.39	2.57
SPDR S&P International Telecommunications Sector ETF	0.52	1,000	1,022.34	2.62
SPDR S&P International Utilities Sector ETF	0.52	1,000	1,022.34	2.62

*	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by the number of days in the most recent six month period, then divided by 365.
**	Actual period is from commencement of operations 2/23/11. Hypothetical period is from 10/1/10.

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the website of the Securities and Exchange Commission, at www.sec.gov. Information regarding how the investment advisor voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Fund’s website at www.spdrs.com.

Quarterly Portfolio Schedule

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-800-843-2639 (toll free) and on the Funds’ website at www.spdrs.com.

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (continued)
March 31, 2011 (Unaudited)

Approval of Advisory Agreement

At an in-person meeting held prior to March 31, 2011, the Board of Trustees of the Trust (the “Board”) evaluated various proposals related to advisory arrangements for new series of the Trust, including a proposal to approve the Investment Advisory Agreement (the “Agreement”) with respect to SPDR S&P Emerging Markets Dividend ETF, the new series of the Trust (“New ETF”), which commenced operations during the most recent fiscal half-year period covered by this Semi-Annual Report. The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”) also met separately with their independent legal counsel to consider the Agreement.

In evaluating the Agreement, the Board drew on materials provided to them by the Adviser and on other materials provided by State Street Bank and Trust Company, the Trust’s Administrator, Transfer Agent and Custodian (“State Street”). In deciding whether to approve the Agreement, the Board considered various factors, including (i) the nature, extent and quality of services to be provided by the Adviser with respect to the New ETF under the Agreement, (ii) costs to the Adviser of its services, and (iii) the extent to which economies of scale would be realized if and as the New ETF grows and whether the fee in the Agreement reflects these economies of scale.

The Board considered the nature, extent and quality of services to be provided by the Adviser. In doing so, they relied on their prior experience with the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s anticipated responsibilities for managing investment operations of the New ETF, in accordance with the New ETF’s investment objective and policies, and applicable legal and regulatory requirements. The Board appreciated the relatively unique nature of the New ETF, as an exchange-traded fund (“ETF”), and the experience and expertise of the Adviser with ETFs. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and compliance of the New ETF. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing the New ETF’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment business and that of its affiliates which make up State Street Global Advisers, with which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and ETFs in particular. The Board also considered the Adviser’s experience in managing ETFs. The Board then determined that the nature, extent and quality of services anticipated to be provided by the Adviser to the Trust were necessary and appropriate.

The Board considered whether the Adviser benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions. The Board concluded that, to the extent that the Adviser derives other benefits from its relationship with the Trust, those benefits are not so significant as to cause the Adviser’s fees with respect to the New ETF to be excessive.

The Board determined that the Adviser is likely to realize economies of scale in managing the New ETF as assets grow in size. The Board further determined that such economies of scale are shared with the New ETF by way of the relatively low advisory fee and unitary fee structure of the Trust, although the Board intends to continue to monitor fees as the New ETF grows in size and assess whether fee breakpoints may be warranted.

The Board evaluated the New ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds—i.e., index tracking ETFs. The Board reviewed the universe of similar ETFs for the New ETF based upon data from Lipper Analytical Services and related comparative information for similar ETFs. The Board also reviewed the estimated expense ratio of the New ETF. The Board used a fund by fund analysis of the data. The Board concluded, based on the information presented, that the New ETF’s fees were fair and reasonable in light of those of its direct competitors.

The Board’s conclusions in approving the Agreement, including the Independent Trustees voting separately, were as follows: (a) the nature and extent of the services expected to be provided by the Adviser with respect to the New ETF were appropriate; (b) the Adviser’s fee for the New ETF and the unitary fee, considered in relation to services expected to be provided, were fair and reasonable; (c) any additional benefits to the Adviser were not of a magnitude

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (continued)
March 31, 2011 (Unaudited)

to materially affect the Board’s conclusions; and (d) fees expected to be paid to the Adviser were expected to share economies of scale with respect to the New ETF by way of the relatively low fee structure of the Trust.

The SPDR® Family of Exchange Traded Funds

The following is a list of SPDR ETFs being offered, along with their respective exchange trading symbols. Please call 1-866-787-2257 to obtain a prospectus for any SPDR ETF. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

SPDR Index Shares Funds
SPDR STOXX Europe 50 ETF (FEU)
SPDR EURO STOXX 50 ETF (FEZ)
SPDR S&P Emerging Asia Pacific ETF (GMF)
SPDR S&P Russia ETF (RBL)
SPDR S&P China ETF (GXC)
SPDR S&P Emerging Markets ETF (GMM)
SPDR S&P Emerging Markets Dividend ETF (EDIV)
SPDR S&P BRIC 40 ETF (BIK)
SPDR S&P Emerging Europe ETF (GUR)
SPDR S&P Emerging Latin America ETF GML)
SPDR S&P Emerging Middle East & Africa ETF (GAF)
SPDR S&P World ex-US ETF (GWL)
SPDR S&P International Small Cap ETF (GWX)
SPDR Dow Jones International Real Estate ETF (RWX)
SPDR FTSE/Macquarie Global Infrastructure 100 ETF (GII)
SPDR S&P Global Natural Resources ETF (GNR)
SPDR MSCI ACWI ex-US ETF (CWI)
SPDR Russell/Nomura PRIME Japan ETF (JPP)
SPDR Russell/Nomura Small Cap Japan ETF (JSC)
SPDR S&P International Dividend ETF (DWX)
SPDR S&P International Mid Cap ETF (MDD)
SPDR S&P Emerging Markets Small Cap ETF (EWX)
SPDR Dow Jones Global Real Estate ETF (RWO)
SPDR S&P International Consumer Discretionary Sector ETF (IPD)
SPDR S&P International Consumer Staples Sector ETF (IPS)
SPDR S&P International Energy Sector ETF (IPW)
SPDR S&P International Financial Sector ETF (IPF)
SPDR S&P International Health Care Sector ETF (IRY)
SPDR S&P International Industrial Sector ETF (IPN)
SPDR S&P International Materials Sector ETF (IRV)
SPDR S&P International Technology Sector ETF (IPK)
SPDR S&P International Telecommunications Sector ETF (IST)
SPDR S&P International Utilities Sector ETF (IPU)

SPDR Series Trust
SPDR Dow Jones Total Market ETF (TMW)
SPDR Dow Jones Large Cap ETF (ELR)
SPDR S&P 500 Growth ETF (SPYG)
SPDR S&P 500 Value ETF (SPYV)
SPDR Dow Jones Mid Cap ETF (EMM)
SPDR S&P 400 Mid Cap Growth ETF (MDYG)
SPDR S&P 400 Mid Cap Value ETF (MDYV)
SPDR S&P 600 Small Cap ETF (SLY)
SPDR S&P 600 Small Cap Growth ETF (SLYG)
SPDR S&P 600 Small Cap Value ETF (SLYV)
SPDR DJ Global Titans ETF (DGT)
SPDR Dow Jones REIT ETF (RWR)
SPDR KBW Bank ETF (KBE)
SPDR KBW Capital Markets ETF (KCE)
SPDR KBW Insurance ETF (KIE)
SPDR KBW Mortgage Finance ETF(KME)
SPDR KBW Regional Banking ETF (KRE)

SPDR Morgan Stanley Technology ETF (MTK)
SPDR S&P Dividend ETF (SDY)
SPDR S&P Biotech ETF (XBI)
SPDR S&P Health Care Equipment ETF (XHE)
SPDR S&P Homebuilders ETF (XHB)
SPDR S&P Metals & Mining ETF (XME)
SPDR S&P Oil & Gas Equipment & Services ETF (XES)
SPDR S&P Oil & Gas Exploration & Production ETF (XOP)
SPDR S&P Pharmaceuticals ETF (XPH)
SPDR S&P Retail ETF (XRT)
SPDR S&P Semiconductor ETF (XSD)
SPDR S&P Telecom ETF (XTL)
SPDR S&P Transportation ETF (XTN)
SPDR Wells Fargo Preferred Stock ETF (PSK)
SPDR Barclays Capital 1-3 Month T-Bill ETF (BIL)
SPDR Barclays Capital TIPS ETF (IPE)
SPDR Barclays Capital Intermediate Term Treasury ETF (ITE)
SPDR Barclays Capital Long Term Treasury ETF (TLO)
SDPR Barclays Capital Short Term Corporate Bond ETF (SCPB)
SPDR Barclays Capital Intermediate Term Corporate Bond ETF (ITR)
SPDR Barclays Capital Long Term Corporate Bond ETF (LWC)
SPDR Barclays Capital Issuer Scored Corporate Bond ETF (CBND)
SPDR Barclays Capital Convertible Securities ETF (CWB)
SPDR Barclays Capital Mortgage Backed Bond ETF (MBG)
SPDR Barclays Capital Aggregate Bond ETF (LAG)
SPDR Nuveen Barclays Capital Municipal Bond ETF (TFI)
SPDR Nuveen Barclays Capital California Municipal Bond ETF (CXA)
SPDR Nuveen Barclays Capital New York Municipal Bond ETF (INY)
SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF (SHM)
SPDR Nuveen S&P VRDO Municipal Bond ETF (VRD)
SPDR Nuveen S&P High Yield Municipal Bond ETF (HYMB)
SPDR Nuveen Barclays Capital Build America Bond ETF (BABS)
SPDR DB International Government Inflation-Protected Bond ETF (WIP)
SPDR Barclays Capital Short Term International Treasury Bond ETF (BWZ)
SPDR Barclays Capital International Treasury Bond ETF (BWX)
SPDR Barclays Capital International Corporate Bond ETF (IBND)
SPDR Barclays Capital Emerging Markets Local Bond ETF (EBND)
SPDR Barclays Capital High Yield Bond ETF (JNK)

The Select Sector SPDR Trust
The Consumer Discretionary Select Sector SPDR Fund (XLY)
The Consumer Staples Select Sector SPDR Fund (XLP)
The Energy Select Sector SPDR Fund (XLE)
The Financial Select Sector SPDR Fund (XLF)
The Health Care Select Sector SPDR Fund (XLV)
The Industrial Select Sector SPDR Fund (XLI)
The Materials Select Sector SPDR Fund (XLB)
The Technology Select Sector SPDR Fund (XLK)
The Utilities Select Sector SPDR Fund (XLU)

SPDR Dow Jones Industrial Average ETF Trust (DIA)

SPDR S&P 500 ETF Trust (SPY)

State Street Global Markets, LLC, member FINRA, SIPC, is distributor for all investment portfolios of SPDR Series Trust and SPDR Index Shares Funds. ALPS Distributors, Inc., a registered broker-dealer, is distributor for SPDR S&P 500 ETF Trust (SPY) and SPDR Dow Jones Industrial Average ETF Trust (DIA), both unit investment trusts, and all investment portfolios of The Select Sector SPDR Trust.

SPDR Index Shares Funds
trustees
Bonny E. Boatman
Dwight D. Churchill
David M. Kelly
Frank Nesvet, Chairman
James E. Ross
Carl G. Verboncoeur
officers
James E. Ross, President
Ellen M. Needham, Vice President
Michael P. Riley, Vice President
Anthony Rochte, Vice President
Chad Hallett, Treasurer
Matthew W. Flaherty, Assistant Treasurer
Laura F. Healy, Assistant Treasurer
Ryan M. Louvar, Secretary
Mark E. Tuttle, Assistant Secretary
Jacqueline Angell, Chief Compliance Officer
investment manager
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111
distributor
State Street Global Markets, LLC
One Lincoln Street
Boston, MA 02111
custodian, administrator and transfer agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
legal counsel
Morgan, Lewis and Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
independent registered public accounting firm
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110
Fund Shares are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State Street Corporation.

State Street Global Markets, LLC; member FINRA, SIPC.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com

Please read the prospectus carefully before you invest.

State Street Global Advisors
State Street Financial Center
One Lincoln Street
Boston, MA 02111
The investment return and principal value of an investment in the Funds will fluctuate in value, so that when shares are sold or redeemed they may be worth more or less than when they were purchased.
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETFs net asset value. Brokerage commissions and ETF expenses will reduce returns.
SPDR STOXX Europe 50 ETF, SPDR EURO STOXX 50 ETF, SPDR S&P Emerging Asia Pacific ETF, SPDR S&P Russia ETF, SPDR S&P China ETF, SPDR S&P Emerging Markets ETF, SPDR S&P BRIC 40 ETF, SPDR S&P Emerging Europe ETF, SPDR S&P Emerging Latin America ETF, SPDR S&P Emerging Middle East & Africa ETF, SPDR S&P World ex-US ETF, SPDR S&P International Small Cap ETF, SPDR Dow Jones International Real Estate ETF, SPDR FTSE/ Macquarie Global Infrastructure 100 ETF, SPDR MSCI ACWI ex-US ETF, SPDR Russell/ Nomura PRIME Japan ETF, SPDR Russell/Nomura Small Cap Japan ETF, SPDR S&P International Dividend ETF, SPDR S&P International Mid Cap ETF, SPDR S&P Emerging Markets Small Cap ETF, SPDR Dow Jones Global Real Estate ETF, SPDR S&P Global Natural Resources ETF, SPDR S&P International Consumer Discretionary Sector ETF, SPDR S&P International Consumer Staples Sector ETF, SPDR S&P International Energy Sector ETF, SPDR S&P International Financial Sector ETF, SPDR S&P International Health Care Sector ETF, SPDR S&P International Industrial Sector ETF, SPDR S&P International Materials Sector ETF, SPDR S&P International Technology Sector ETF, SPDR S&P International Telecommunications Sector ETF, SPDR S&P International Utilities Sector ETF: In addition to the normal risks associated with equity investing, narrowly focused investments and investments in smaller companies typically exhibit higher volatility and price fluctuation.
For all SPDR Index Shares Funds: International investments may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations.
In general, Fund shares can be expected to move up or down in value with the value of the applicable index. Although Fund shares may be bought and sold on the exchange through any brokerage account, Fund shares are not individually redeemable from the Fund. Investors may acquire Fund Shares and tender them for redemption through the Fund in Creation Unit Aggregations only. Please see the prospectus for more details.
The Funds are not sponsored, endorsed, sold, or promoted by Dow Jones & Company, Time Inc., FTSE International Limited, Macquarie Bank Limited, The London Stock Exchange Place, The Financial Times Limited, Morgan Stanley Capital International Inc., Russell Investment Group, Standard & Poor’s and Wilshire Associates. Neither do these companies make any representation regarding the advisability of investing in the Funds. The Funds are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State Street Corporation. State Street Global Markets, LLC is a member of FINRA, SIPC. References to State Street may include State Street Corporation and its affiliates. Shares of the Funds are not insured by the FDIC or by another governmental agency; they are not obligations of the FDIC nor are they deposits or obligations of or guaranteed by State Street Bank and Trust Company. Fund shares are subject to investment risks, including possible loss of the principal invested. The Funds pay State Street for its services as investment advisor, custodian, administrator, securities lending agent, transfer agent and shareholder servicing agent.
“SPDR” is a registered trademark of Standard & Poor Financial Services LLC (“S&P”) and has been licensed for use by State Street Corporation. No financial product offered by State Street Corporation or its affiliates is sponsored, endorsed, sold or promoted by S&P or its Affiliates, and S&P and its affiliates make no representation, warranty or condition regarding the advisability of buying, selling or holding units/shares in such products. Further limitations and important information that could affect investors’ rights are described in the prospectus for the applicable product.
This information must be preceded or accompanied by a current prospectus or summary prospectus. Read the prospectus carefully before you invest or send money.
© 2011 State Street Corporation STISFAR
For more complete information, please call 866.787.2257 or visit spdrs.com today

Item 2.	Code of Ethics
Not applicable to the Registrant; this Form N-CSR is a Semi-Annual Report.

Item 3.	Audit Committee Financial Expert
Not applicable to the Registrant; this Form N-CSR is a Semi-Annual Report.

Item 4.	Principal Accountant Fees and Services
Not applicable to the Registrant; this Form N-CSR is a Semi-Annual Report.

Item 5.	Audit Committee of Listed Registrants
Not applicable to the Registrant; this Form N-CSR is a Semi-Annual Report.

Item 6.	Schedule of Investments
A Schedule of Investments for each series of the Registrant is included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies
Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders
Not applicable to the Registrant.

Item 11.	Controls and Procedures
(a) Within 90 days of the filing date of this Form N-CSR, James E. Ross, the Registrant’s President and Principal Executive Officer, and Chad C. Hallett, the Registrant’s Treasurer and Principal Financial Officer, reviewed the Registrant’s disclosure controls and procedures (the “Procedures”) and evaluated their effectiveness. Based on the review, Messrs. Ross and Hallett determined that the Procedures adequately ensure that information required to be disclosed by the Registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission’s rules and regulations.
(b) In the Registrant’s second fiscal quarter covered by this form N-CSR filing, there were no significant changes in the Registrant’s internal controls or in other factors that have materially affected, or are reasonably likely to materially affect, its controls over financial reporting subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.	Exhibits
(a)(1) Not applicable to the Registrant; this Form N-CSR is a Semi-Annual Report.
     (2) Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.
     (3) Not applicable
(b) Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR INDEX SHARES FUNDS

By:	/s/ James E. Ross James E. Ross
President and Principal Executive Officer

Date:	June 3, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James E. Ross James E. Ross
President and Principal Executive Officer

Date:	June 3, 2011

By:	/s/ Chad C. Hallett Chad C. Hallett
Treasurer and Principal Financial Officer

Date:	June 3, 2011